                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-08648
                                                     --------------------

                                 WT Mutual Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


ROXBURY SMALL-CAP GROWTH FUND
INVESTMENTS / MARCH 31, 2006
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                                ---------   ----------------
COMMON STOCK -- 96.7%
   CONSUMER DISCRETIONARY -- 15.4%
      APPAREL & ACCESSORIES -- 0.9%
         Wolverine World Wide, Inc.                                                89,300   $      1,976,209
                                                                                            ----------------
      DIVERSIFED CONSUMER SERVICES -- 2.0%
         Laureate Education, Inc.*                                                 80,300          4,286,414
                                                                                            ----------------
      HOTELS, RESTAURANTS, & LEISURE -- 3.6%
         RARE Hospitality International, Inc.*                                     89,985          3,134,178
         Ruby Tuesday, Inc.                                                       137,310          4,404,905
                                                                                            ----------------
                                                                                                   7,539,083
                                                                                            ----------------
      HOUSEHOLD DURABLES -- 1.2%
         Champion Enterprises, Inc.*                                              168,315          2,517,992
                                                                                            ----------------
      INTERNET & CATALOG RETAIL -- 1.1%
         Nutri System Inc*                                                         49,970          2,374,574
                                                                                            ----------------
      SPECIALTY RETAIL -- 3.8%
         Build-A-Bear-Workshop, Inc.*                                              94,555          2,898,111
         Jos. A. Bank Clothiers, Inc.*                                             37,380          1,792,371
         Pacific Sunwear of California, Inc.*                                      95,870          2,124,479
         The Children's Place Retail Stores, Inc.*                                 17,430          1,009,197
                                                                                            ----------------
                                                                                                   7,824,158
                                                                                            ----------------
      TEXTILE, APPAREL, & LUXURY GOODS -- 2.8%
         Columbia Sportswear Company*                                              30,200          1,610,566
         Crocs, Inc.*                                                              53,315          1,340,872
         Quicksilver, Inc.*                                                       214,465          2,972,485
                                                                                            ----------------
                                                                                                   5,923,923
                                                                                            ----------------
      TOTAL CONSUMER DISCRETIONARY                                                                32,442,353
                                                                                            ----------------
   CONSUMER STAPLES -- 1.7%
      PERSONAL PRODUCTS -- 1.7%
         Herbalife, Ltd.*                                                         107,960          3,645,809
                                                                                            ----------------
      TOTAL CONSUMER STAPLES                                                                       3,645,809
                                                                                            ----------------
   ENERGY -- 4.9%
      ENERGY EQUIPMENT & SERVICES -- 4.2%
         Hercules Offshore, Inc.*                                                  33,630          1,143,756
         Todco - Class A*                                                          54,370          2,142,722
         Unit Corp.*                                                               42,680          2,379,410
         Universal Compression Holdings, Inc.*                                     63,750          3,230,212
                                                                                            ----------------

                                                                                                   8,896,100
                                                                                            ----------------
      OIL & GAS EXPLORATION/PRODUCTION -- 0.7%
         Exco Resources. Inc.*                                                    116,845          1,464,068
                                                                                            ----------------
      TOTAL ENERGY                                                                                10,360,168
                                                                                            ----------------
   FINANCIALS -- 9.0%
      CAPITAL MARKETS -- 2.2%
         Affiliated Managers Group, Inc.*                                          44,220          4,714,294
                                                                                            ----------------
      COMMERCIAL BANKS -- 0.8%
         Placer Sierra Bancshares*                                                 60,845          1,737,125
                                                                                            ----------------
      INSURANCE -- 0.8%
         Navigators Group, Inc.*                                                   32,810          1,627,376
                                                                                            ----------------
      REAL ESTATE -- 4.2%
         Alexandria Real Estate Equities, Inc.                                     29,080          2,772,196
         Jones Lang LaSalle, Inc.                                                  35,490          2,716,405
         Lasalle Hotel Properties*                                                 16,775            687,775
         Trammell Crow Co.*                                                        70,335          2,508,146
                                                                                            ----------------
                                                                                                   8,684,522
                                                                                            ----------------
      THRIFTS & MORTGAGE FINANCING -- 1.0%
         NewAlliance Bancshares, Inc.*                                            148,320          2,140,258
                                                                                            ----------------
      TOTAL FINANCIALS                                                                            18,903,575
                                                                                            ----------------
   HEALTHCARE -- 17.2%
      BIOTECHNOLOGY -- 3.8%
         Neurocrine Biosciences, Inc.*                                             47,680          3,077,267
         Senomyx, Inc.*                                                            94,810          1,560,573
         Serologicals Corp.*                                                      137,200          3,355,912
                                                                                            ----------------
                                                                                                   7,993,752
                                                                                            ----------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
         American Medical Systems Holdings, Inc.*                                 137,255          3,088,238
         Gen-Probe, Inc.*                                                          44,005          2,425,556
         Nmt Medical, Inc.*                                                        95,775          1,549,640
                                                                                            ----------------
                                                                                                   7,063,434
                                                                                            ----------------
      HEALTH CARE PROVIDERS & SERVICES -- 5.4%
         Per-Se Technologies, Inc.*                                                87,155          2,323,552
         Symbion, Inc.*                                                            60,210          1,363,757
         The Advisory Board Co.*                                                   48,320          2,694,806
         United Surgical Partners International, Inc.*                             87,810          3,109,352
         VCA Antech, Inc.*                                                         61,400          1,748,672
                                                                                            ----------------
                                                                                                  11,240,139
                                                                                            ----------------
      HEALTHCARE - DISTRIBUTORS -- 0.5%
         PSS World Medical, Inc.*                                                  55,995          1,080,144
                                                                                            ----------------

      MANAGED HEALTH CARE -- 0.9%
         Wellcare Group, Inc.*                                                     43,895          1,994,589
                                                                                            ----------------
      PHARMACEUTICALS -- 3.3%
         Connetics Corp.*                                                          94,910          1,606,826
         First Horizon Pharmaceutical*                                            159,505          4,021,120
         Pain Therapeutics, Inc.*                                                 124,830          1,356,902
                                                                                            ----------------
                                                                                                   6,984,848
                                                                                            ----------------
      TOTAL HEALTHCARE                                                                            36,356,906
                                                                                            ----------------
   INDUSTRIALS -- 23.7%
      AEROSPACE & DEFENSE -- 2.3%
         Armor Holdings, Inc.                                                      83,180          4,848,562
                                                                                            ----------------
      AIR FREIGHT & LOGISTICS -- 0.3%
         UTI Worldwide, Inc.                                                       17,580            555,528
                                                                                            ----------------
      BUILDING PRODUCTS -- 1.7%
         NCI Building Systems, Inc.*                                               60,355          3,607,418
                                                                                            ----------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.7%
         Kenexa Corp.*                                                             85,050          2,615,288
         Navigant Consulting, Inc.*                                                55,710          1,189,409
         Resources Connection, Inc.*                                               75,940          1,891,665
                                                                                            ----------------
                                                                                                   5,696,362
                                                                                            ----------------
      CONSTRUCTION & ENGINEERING -- 4.1%
         Granite Construction, Inc.                                                80,770          3,931,884
         Perini Corp.*                                                             82,965          2,519,647
         Williams Scotsman International, Inc.*                                    93,060          2,331,153
                                                                                            ----------------
                                                                                                   8,782,684
                                                                                            ----------------
      ELECTRICAL EQUIPMENT -- 1.1%
         Energy Conversion Devices, Inc.*                                          46,580          2,290,804
                                                                                            ----------------
      ENVIRONMENTAL SERVICES -- 1.5%
         Waste Connections, Inc.*                                                  77,830          3,098,412
                                                                                            ----------------
      INDUSTRIAL GASES -- 1.2%
         Airgas, Inc.                                                              66,800          2,611,212
                                                                                            ----------------
      MACHINERY -- 2.7%
         Freightcar America, Inc.*                                                 17,230          1,095,828
         IDEX Corp.                                                                48,350          2,522,420
         Oshkosh Truck Corp.                                                       34,340          2,137,322
                                                                                            ----------------
                                                                                                   5,755,570
                                                                                            ----------------

      SERVICES - DIVERSIFIED/COMMERCIAL -- 2.3%
         Huron Consulting Group, Inc.*                                             51,610          1,563,267
         Mobile Mini Inc*                                                         104,405          3,228,203
                                                                                            ----------------
                                                                                                   4,791,470
                                                                                            ----------------
      TRADING CO. & DISTRIBUTORS -- 3.8%
         Interline Brands, Inc.*                                                   73,475          1,853,774
         Wesco International, Inc.*                                                89,820          6,108,657
                                                                                            ----------------
                                                                                                   7,962,431
                                                                                            ----------------
      TOTAL INDUSTRIALS                                                                           50,000,453
                                                                                            ----------------
   INFORMATION TECHNOLOGY -- 24.8%
      APPLICATION SOFTWARE -- 0.1%
         Agile Software Corp.*                                                     25,100            191,513
                                                                                            ----------------
      COMMUNICATIONS EQUIPMENT -- 3.8%
         CIENA Corp.*                                                             247,055          1,287,157
         Comtech Group, Inc.*                                                     111,590          1,115,900
         RADWARE, Ltd.*                                                            28,165            496,549
         Superior Essex, Inc.*                                                     82,780          2,105,923
         Symmetricom, Inc.*                                                       176,880          1,512,324
         Viasat, Inc.*                                                             54,220          1,553,403
                                                                                            ----------------
                                                                                                   8,071,256
                                                                                            ----------------
      COMPUTERS & PERIPHERALS -- 2.0%
         Electronics for Imaging, Inc.*                                           149,275          4,175,222
                                                                                            ----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
         Electro Scientific Industries, Inc.*                                      62,815          1,390,096
         GSI Lumonics, Inc.*                                                      109,840          1,213,732
         Nam Tai Electronics, Inc.                                                109,730          2,513,914
                                                                                            ----------------
                                                                                                   5,117,742
                                                                                            ----------------
      INTERNET SOFTWARE & SERVICES -- 4.9%
         Ariba, Inc.                                                              179,145          1,752,038
         Digitas, Inc.*                                                           137,375          1,978,200
         Equinix, Inc.*                                                            70,770          4,544,848
         Interwoven, Inc.*                                                        228,800          2,056,912
                                                                                            ----------------
                                                                                                  10,331,998
                                                                                            ----------------
      IT SERVICES -- 1.7%
         Alliance Data Systems Corp.*                                              59,850          2,799,185
         Modis Professional Services, Inc.*                                        56,985            871,871
                                                                                            ----------------
                                                                                                   3,671,056
                                                                                            ----------------
      SEMICONDUCTORS & SEMI EQUIPMENT -- 6.0%
         Brooks Automation, Inc.*                                                 155,700          2,217,168
         DSP Group, Inc*                                                           69,005          2,001,835
         Emcore Corp.*                                                            197,785          2,021,363
         FEI Co.*                                                                 140,720          2,793,292
         Sigma Designs, Inc.*                                                     104,335          1,522,248

         SiRF Technology Holdings, Inc.*                                           50,385          1,784,133
                                                                                            ----------------
                                                                                                  12,340,039
                                                                                            ----------------
      SOFTWARE -- 3.9%
         Manhattan Associates, Inc.*                                               88,570          1,948,540
         SRA International, Inc. - Class A*                                        56,325          2,125,142
         Wind River Systems, Inc.                                                 195,480          2,433,726
         Witness Systems, Inc.*                                                    66,020          1,676,908
                                                                                            ----------------
                                                                                                   8,184,316
                                                                                            ----------------
      TOTAL INFORMATION TECHNOLOGY                                                                52,083,142
                                                                                            ----------------
      TOTAL COMMON STOCK
       (Cost $159,100,538)                                                                       203,792,406
                                                                                            ----------------
SHORT-TERM INVESTMENTS -- 3.3%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series    3,530,466          3,530,466
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series    3,530,466          3,530,466
                                                                                            ----------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $7,060,932)                                                                           7,060,932
                                                                                            ----------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $166,161,470)+                                                                   $    210,853,338
                                                                                            ================

----------
*    Non-incoming producing security.

+ The cost for Federal income tax purposes was $166,820,790. At March 31, 2006 net unrealized appreciation was $44,032,548. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $45,313,049, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,280,501.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                Shares      Value
                                                                               -------   -----------
COMMON STOCK -- 66.7%
   AEROSPACE & DEFENSE -- 0.8%
         Alliant Techsystems, Inc.*                                              2,716   $   209,594
         DRS Technologies, Inc.                                                    238        13,059
         Northrop Grumman Corp.                                                  2,560       174,822
                                                                                         -----------
      TOTAL AEROSPACE & DEFENSE                                                              397,475
                                                                                         -----------
   COMMUNICATION & BROADCASTING -- 0.1%
         Belo Corp. - Class A                                                      562        11,173
         Cincinnati Bell, Inc.*                                                  1,358         6,138
         Emmis Communications Corp. - Class A*                                     225         3,600
         Entercom Communications Corp.*                                            210         5,863
         Macrovision Corp.*                                                        276         6,113
         Media General, Inc. - Class A                                             141         6,573
         Telephone & Data Systems, Inc.                                            629        24,809
         Westwood One, Inc.*                                                       410         4,526
                                                                                         -----------
      TOTAL COMMUNICATION & BROADCASTING                                                      68,795
                                                                                         -----------
   COMPUTER SERVICES -- 1.2%
         3Com Corp.*                                                             2,474        12,667
         Anteon International Corp.*                                               190        10,366
         Ceridian Corp.*                                                           931        23,694
         Cognizant Technology Solutions Corp.*                                     854        50,804
         DST Systems, Inc.*                                                        387        22,423
         FactSet Research Systems, Inc.                                          4,280       189,817
         GTECH Holdings Corp.                                                      775        26,389
         Jack Henry & Associates, Inc.                                             455        10,406
         Logitech International SA, ADR*                                         3,700       147,112
         McAfee, Inc.*                                                           1,008        24,525
         Polycom, Inc.*                                                            548        11,881
         Sybase, Inc.*                                                             536        11,320
         Tech Data Corp.*                                                          327        12,070
         The BISYS Group, Inc.*                                                    778        10,487
         The Reynolds & Reynolds Co. - Class A                                     312         8,861
         Transaction Systems Architects, Inc.*                                     222         6,929
                                                                                         -----------
      TOTAL COMPUTER SERVICES                                                                579,751
                                                                                         -----------
   CONSUMER DISCRETIONARY -- 1.2%
      LEISURE EQUIPMENT & PRODUCTS -- 1.2%
         International Speedway Corp. - Class A                                    243        12,369
         LIFE TIME FITNESS, Inc.*                                               12,000       562,200
                                                                                         -----------
                                                                                             574,569
                                                                                         -----------
      TOTAL CONSUMER DISCRETIONARY                                                           574,569
                                                                                         -----------
   CONSUMER PRODUCTS -- 0.4%
         American Greetings Corp. - Class A*                                       389         8,410
         Blyth, Inc.                                                               165         3,468
         Church and Dwight Co., Inc.                                               394        14,546
         Newell Rubbermaid, Inc.                                                 6,060       152,652

         Rent-A-Center, Inc.*                                                      427        10,927
         The Scotts Miracle - Gro Co. - Class A*                                   292        13,362
         Tupperware Corp.                                                          325         6,692
                                                                                         -----------
      TOTAL CONSUMER PRODUCTS                                                                210,057
                                                                                         -----------
   ELECTRIC, GAS, WATER, & UTILITIES -- 1.0%
         AGL Resources, Inc.                                                       493        17,773
         Alliant Energy Corp.                                                      737        23,193
         Aqua America, Inc.                                                        764        21,254
         Aquila, Inc.*                                                           2,212         8,826
         Black Hills Corp.                                                         199         6,766
         DPL, Inc.                                                                 806        21,762
         Duquesne Light Holdings, Inc.                                             506         8,349
         Energy East Corp.                                                         880        21,384
         Equitable Resources, Inc.                                                 722        26,360
         Great Plains Energy, Inc.                                                 465        13,090
         Hawaiian Electric Industries, Inc.                                        499        13,538
         Idacorp, Inc.                                                             240         7,805
         MDU Resources Group, Inc.                                                 749        25,054
         Northeast Utilities Co.                                                   931        18,182
         NStar                                                                     653        18,682
         OGE Energy Corp.                                                          553        16,037
         ONEOK, Inc.                                                               725        23,381
         Pepco Holdings, Inc.                                                    1,185        27,006
         PNM Resources, Inc.                                                       401         9,784
         Puget Energy, Inc.                                                        718        15,207
         SCANA Corp.                                                               706        27,703
         Sierra Pacific Resources Corp.*                                         1,236        17,069
         Vectren Corp.                                                             483        12,742
         Westar Energy, Inc.                                                       541        11,258
         WGL Holdings, Inc.                                                        275         8,366
         Wind River Systems, Inc.*                                                 466         5,802
         Wisconsin Energy Corp.                                                    730        29,194
         WPS Resources Corp.                                                       236        11,616
                                                                                         -----------
      TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                467,183
                                                                                         -----------
   FINANCE & INSURANCE -- 9.1%
      FINANCIAL SERVICES -- 2.6%
         Deluxe Corp.                                                            3,865       101,147
         Eaton Vance Corp.                                                         799        21,877
         First Niagara Financial Group, Inc.                                       715        10,482
         Investors Financial Services Corp.                                      6,252       293,031
         Jefferies Group, Inc.                                                     319        18,662
         Leucadia National Corp.                                                   496        29,591
         MoneyGram International, Inc.                                             492        15,114
         Raymond James Financial, Inc.                                             526        15,549
         SEI Investments Co.                                                     3,821       154,865
         T.Rowe Price Group, Inc.                                                8,000       625,679
                                                                                         -----------
                                                                                           1,285,997
                                                                                         -----------
      INSURANCE - PROPERTY/CASUALTY -- 1.5%
         CNA Financial Corp.*                                                    7,385       235,138
         Fidelity National Financial, Inc.                                       1,081        38,408
         First American Corp.                                                      574        22,478
         Ohio Casualty Corp.*                                                      405        12,839
         State Auto Financial Corp.                                              5,400       182,034
         The St. Paul Cos., Inc.                                                 4,020       167,996
         W.R. Berkley Corp.                                                        700        40,642
                                                                                         -----------
                                                                                             699,535
                                                                                         -----------

      INSURANCE AGENTS, BROKERS, & SERVICES -- 0.4%
         Erie Indemnity Co.                                                      3,410       179,502
                                                                                         -----------
      INSURANCE CARRIERS -- 1.6%
         AmerUs Group Co.                                                          227        13,674
         Arthur J. Gallagher & Co.                                                 579        16,102
         Brown & Brown, Inc.                                                       688        22,842
         Everest Re Group, Ltd.                                                    387        36,134
         Hanover Insurance Group, Inc.                                             331        17,351
         HCC Insurance Holdings, Inc.                                              664        23,107
         Horace Mann Educators Corp.                                               243         4,568
         PartnerRe, Ltd.                                                         3,665       227,560
         Protective Life Corp.                                                     439        21,836
         Radian Group, Inc.                                                        508        30,607
         StanCorp Financial Group, Inc.                                            334        18,073
         The PMI Group, Inc.                                                       577        26,496
         Torchmark Corp.                                                         5,050       288,355
         Unitrin, Inc.                                                             280        13,023
                                                                                         -----------
                                                                                             759,728
                                                                                         -----------
      SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.2%
         AmeriCredit Corp.*                                                        794        24,400
         Cathay General Bancorp                                                    314        11,819
         Independence Community Bank Corp.                                         473        19,715
         New York Community Bancorp, Inc.                                        1,446        25,334
         Washington Federal, Inc.                                                  526        12,729
         Webster Financial Corp.                                                   331        16,040
                                                                                         -----------
                                                                                             110,037
                                                                                         -----------
      SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.3%
         A.G. Edwards, Inc.                                                      6,267       312,473
         Federal Agricultural Mortgage Corp.                                     6,240       183,581
         Legg Mason, Inc.                                                          746        93,496
         Waddell & Reed Financial, Inc. - Class A                                  536        12,382
                                                                                         -----------
                                                                                             601,932
                                                                                         -----------
      STATE & NATIONAL BANKS -- 1.5%
         Associated Banc-Corp                                                    6,035       205,069
         Astoria Financial Corp.                                                   543        16,811
         Bank of Hawaii Corp.                                                      338        18,019
         City National Corp.                                                       252        19,351
         Comerica, Inc.                                                          4,490       260,285
         Commerce Bancorp, Inc.                                                  1,071        39,252
         Cullen/Frost Bankers, Inc.                                                291        15,641
         Firstmerit Corp.                                                          507        12,503
         Greater Bay Bancorp                                                       287         7,961
         Mercantile Bankshares Corp.                                               775        29,799
         SVB Financial Group*                                                      203        10,769
         TCF Financial Corp.                                                       733        18,875
         Texas Regional Bancshares, Inc.                                           264         7,785
         The Colonial BancGroup, Inc.                                              919        22,975
         Westamerica Bancorp                                                       186         9,657
         Wilmington Trust Corp.                                                    413        17,904
                                                                                         -----------
                                                                                             712,656
                                                                                         -----------
      TOTAL FINANCE & INSURANCE                                                            4,349,387
                                                                                         -----------
   FINANCIALS -- 0.1%

      INSURANCE - MULTI-LINE -- 0.1%
         Old Republic International Corp.                                        1,430        31,203
                                                                                         -----------
      TOTAL FINANCIALS                                                                        31,203
                                                                                         -----------
   HEALTHCARE -- 2.8%
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
         Hologic, Inc.*                                                         13,700       758,295
                                                                                         -----------
      PHARMACEUTICALS -- 1.3%
         Medicis Pharmaceutical Corp. - Class A                                    335        10,921
         PDL BioPharma, Inc.*                                                   18,110       594,008
                                                                                         -----------
                                                                                             604,929
                                                                                         -----------
      TOTAL HEALTHCARE                                                                     1,363,224
                                                                                         -----------
   INFORMATION TECHNOLOGY -- 2.3%
      APPLICATION SOFTWARE -- 1.1%
         National Instruments Corp.                                                343        11,189
         Red Hat, Inc.*                                                         18,750       524,624
                                                                                         -----------
                                                                                             535,813
                                                                                         -----------
      COMPUTERS & PERIPHERALS -- 0.2%
         Imation Corp.                                                             199         8,539
         McDATA Corp. - Class A*                                                   942         4,352
         Sandisk Corp.*                                                          1,134        65,228
                                                                                         -----------
                                                                                              78,119
                                                                                         -----------
      HOME ENTERTAINMENT SOFTWARE -- 0.0%
         Activision, Inc.*                                                       1,665        22,960
                                                                                         -----------
      INTERNET SOFTWARE & SERVICES -- 0.5%
         Symantec Corp.*                                                        13,800       232,254
                                                                                         -----------
      IT CONSULTING & SERVICES -- 0.1%
         Acxiom Corp.                                                              478        12,352
         Cadence Design Systems, Inc.*                                           1,779        32,894
         Gartner, Inc. - Class A*                                                  423         5,901
                                                                                         -----------
                                                                                              51,147
                                                                                         -----------
      SERVICES - DATA PROCESSING -- 0.1%
         Fair Isaac & Co., Inc.                                                    395        15,650
         Fidelity National Information Services, Inc.                              585        23,722
                                                                                         -----------
                                                                                              39,372
                                                                                         -----------
      SOFTWARE -- 0.3%
         SRA International, Inc. - Class A*                                      4,054       152,957
                                                                                         -----------
      SYSTEMS SOFTWARE -- 0.0%
         Advent Software, Inc.*                                                    111         3,155
                                                                                         -----------
      TOTAL INFORMATION TECHNOLOGY                                                         1,115,777
                                                                                         -----------

   MANUFACTURING -- 21.8%
      APPAREL -- 3.3%
         Carter's, Inc.*                                                         9,550       644,530
         Liz Claiborne, Inc.                                                     4,525       185,435
         Polo Ralph Lauren Corp. - Class A                                       9,160       555,188
         The Timberland Co. - Class A*                                           5,240       179,365
                                                                                         -----------
                                                                                           1,564,518
                                                                                         -----------
      ATHLETIC EQUIPMENT -- 0.0%
         Callaway Golf Co.                                                         427         7,344
                                                                                         -----------
      AUTO PARTS & EQUIPMENT -- 0.1%
         ArvinMeritor, Inc.                                                        424         6,322
         BorgWarner, Inc.                                                          342        20,534
         Lear Corp.                                                                381         6,755
                                                                                         -----------
                                                                                              33,611
                                                                                         -----------
      BIOTECHNOLOGY -- 0.1%
         Gen-Probe, Inc.*                                                          310        17,087
         Invitrogen Corp.*                                                         335        23,494
         Martek Bioscience Corp.*                                                  210         6,894
                                                                                         -----------
                                                                                              47,475
                                                                                         -----------
      BUILDING - RESIDENTIAL/COMMERCIAL -- 0.1%
         Dycom Industries, Inc.*                                                   275         5,844
         Granite Construction, Inc.                                                232        11,294
         Hovnanian Enterprises, Inc.*                                              220         9,665
         M.D.C. Holdings, Inc.                                                     200        12,862
                                                                                         -----------
                                                                                              39,665
                                                                                         -----------
      BUILDING MATERIALS & COMPONENTS -- 1.5%
         Fastenal Co.                                                           13,716       649,315
         Florida Rock Industries, Inc.                                             291        16,360
         Martin Marietta Materials Corp.                                           289        30,932
         Modine Manufacturing Co.                                                  195         5,753
                                                                                         -----------
                                                                                             702,360
                                                                                         -----------
      CHEMICAL & ALLIED PRODUCTS -- 0.8%
         Airgas, Inc.                                                              423        16,535
         Albemarle Corp.                                                           261        11,836
         Chemtura Corp.                                                          1,484        17,482
         Cytec Industries, Inc.                                                    249        14,942
         Cytyc Corp.*                                                              686        19,331
         Ferro Corp.                                                               241         4,820
         FMC Corp.*                                                                232        14,379
         Lyondell Chemical Co.                                                   1,297        25,810
         Minerals Technologies, Inc.                                               121         7,068
         Olin Corp.                                                                403         8,652
         RPM International, Inc.                                                   731        13,114
         Sensient Technologies Corp.                                            10,030       181,042
         The Lubrizol Corp.                                                        406        17,397
         The Valspar Corp.                                                         645        17,976
                                                                                         -----------
                                                                                             370,384
                                                                                         -----------


      COMPUTERS & OFFICE EQUIPMENT -- 0.1%
         Herman Miller, Inc.                                                       445        14,422
         Western Digital Corp.*                                                  1,335        25,939
                                                                                         -----------
                                                                                              40,361
                                                                                         -----------
      DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.0%
         Teleflex, Inc.                                                            252        18,051
                                                                                         -----------
      DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.1%
         Carlisle Companies, Inc.                                                  183        14,969
         Roper Industries, Inc.                                                    530        25,774
         The Brink's Co.                                                           353        17,918
                                                                                         -----------
                                                                                              58,661
                                                                                         -----------
      ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
         Amphenol Corp. - Class A                                                  551        28,751
         Harman International Industries, Inc.                                   4,450       494,529
         Mentor Graphics Corp.*                                                    430         4,752
         RF Micro Devices, Inc.*                                                 1,206        10,432
         Vishay Intertechnology, Inc.*                                           1,163        16,561
         Zebra Technologies Corp. - Class A*                                       449        20,079
                                                                                         -----------
                                                                                             575,104
                                                                                         -----------
      FARM MACHINERY -- 0.0%
         AGCO Corp.*                                                               581        12,050
                                                                                         -----------
      FOOD & BEVERAGE -- 1.7%
         Cadbury Schweppes plc, ADR                                              4,220       168,800
         General Mills, Inc.                                                     5,150       261,002
         HJ Heinz Co.                                                            8,685       329,335
         Hormel Foods Corp.                                                        441        14,906
         PepsiAmericas, Inc.                                                       380         9,291
         Smithfield Foods, Inc.*                                                   615        18,044
         The J.M. Smucker Co.                                                      359        14,252
         Tootsie Roll Industries, Inc.                                             158         4,613
                                                                                         -----------
                                                                                             820,243
                                                                                         -----------
      FURNITURE -- 0.0%
         HNI Corp.                                                                 343        20,237
                                                                                         -----------
      GENERAL CONSTRUCTION - SINGLE HOMES -- 0.1%
         Beazer Homes USA, Inc.                                                    250        16,425
         The Ryland Group, Inc.                                                    294        20,404
                                                                                         -----------
                                                                                              36,829
                                                                                         -----------
      GLASS & PLASTIC PACKAGING PRODUCTS -- 0.1%
         Packaging Corp.                                                           380         8,527
         Sonoco Products Co.                                                       595        20,153
                                                                                         -----------
                                                                                              28,680
                                                                                         -----------

      MANUFACTURED HOMES -- 0.1%
         Toll Brothers, Inc.*                                                      736        25,488
                                                                                         -----------
      MEDICAL & DENTAL SUPPLIES -- 0.1%
         Advanced Medical Optics, Inc*                                             416        19,402
         Par Pharmaceutical Co., Inc.*                                             194         5,467
                                                                                         -----------
                                                                                              24,869
                                                                                         -----------
      MEDICAL EQUIPMENT & SUPPLIES -- 2.9%
         Affymetrix, Inc.*                                                         412        13,567
         Charles River Laboratories International, Inc.*                           456        22,353
         Dentsply International, Inc.                                              483        28,086
         Hillenbrand Industries, Inc.                                              381        20,951
         Intuitive Surgical, Inc.*                                               7,020       828,360
         ResMed, Inc.*                                                          10,450       459,591
                                                                                         -----------
                                                                                           1,372,908
                                                                                         -----------
      MEDICAL PRODUCTS -- 0.7%
         Henry Schein, Inc.*                                                       523        25,031
         Mine Safety Appliances Co.                                                149         6,258
         The Cooper Companies, Inc.                                              5,000       270,150
         Varian Medical Systems, Inc.*                                             817        45,883
                                                                                         -----------
                                                                                             347,322
                                                                                         -----------
      METAL FABRICATION -- 1.3%
         Precision Castparts Corp.                                              10,005       594,297
         The Timken Co.                                                            511        16,490
                                                                                         -----------
                                                                                             610,787
                                                                                         -----------
      METAL PRODUCTS -- 0.0%
         Steel Dynamics, Inc.                                                      235        13,332
         Worthington Industries, Inc.                                              450         9,027
                                                                                         -----------
                                                                                              22,359
                                                                                         -----------
      MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.4%
         AMETEK, Inc.                                                              426        19,153
         Arrow Electronics, Inc.*                                                  720        23,234
         Avnet, Inc.*                                                              893        22,664
         Credence Systems Corp.*                                                   537         3,942
         Diebold, Inc.                                                             428        17,591
         Gentex Corp.                                                              958        16,727
         Hubbell, Inc. - Class B                                                   371        19,017
         KEMET Corp.*                                                              482         4,565
         Pentair, Inc.                                                             606        24,695
         Plexus Corp.*                                                             255         9,580
         Synopsys, Inc.*                                                           867        19,377
         Thomas & Betts Corp.                                                      330        16,955
         Varian, Inc.*                                                             199         8,195
                                                                                         -----------
                                                                                             205,695
                                                                                         -----------
      MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.4%
         Crane Co.                                                                 310        12,713
         Donaldson Co., Inc.                                                       417        14,090
         Federal Signal Corp.                                                      274         5,069
         Flowserve Corp.*                                                          345        20,127

         Graco, Inc.                                                               428        19,444
         Grant Prideco, Inc.*                                                      795        34,058
         Joy Global, Inc.                                                          732        43,752
         Kennametal, Inc.                                                          241        14,735
         Nordson Corp.                                                             201        10,022
         Tecumseh Products Co. - Class A                                           110         2,699
                                                                                         -----------
                                                                                             176,709
                                                                                         -----------
      MISC. MANUFACTURING INDUSTRIES -- 0.7%
         Bandag, Inc.                                                               81         3,391
         Bowater, Inc.                                                             317         9,377
         Energizer Holdings, Inc.*                                                 404        21,412
         Harsco Corp.                                                              254        20,985
         Lancaster Colony Corp.                                                  4,778       200,676
         Mohawk Industries, Inc.*                                                  338        27,283
         Sequa Corp. - Class A*                                                     44         4,303
         SPX Corp.                                                                 422        22,543
         Trinity Industries, Inc.                                                  269        14,631
                                                                                         -----------
                                                                                             324,601
                                                                                         -----------
      PAPER & FOREST PRODUCTS -- 0.0%
         Potlatch Holding Corp.                                                    184         7,883
                                                                                         -----------
      PAPER PRODUCTS -- 0.1%
         Glatfelter                                                                243         4,454
         Longview Fibre Co.                                                        299         7,726
         Rayonier, Inc.                                                            463        21,108
                                                                                         -----------
                                                                                              33,288
                                                                                         -----------
      PHARMACEUTICAL PREPARATIONS -- 0.3%
         Allergan, Inc.                                                            105        11,431
         Cephalon, Inc.*                                                           354        21,329
         Millennium Pharmaceuticals, Inc.*                                       1,840        18,602
         Perrigo Co.                                                               516         8,416
         Sepracor, Inc.*                                                           666        32,507
         Valeant Pharmaceuticals International                                     575         9,114
         Vertex Pharmaceuticals, Inc.*                                             617        22,576
                                                                                         -----------
                                                                                             123,975
                                                                                         -----------
      PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.1%
         Beckman Coulter, Inc.                                                     373        20,355
         Edwards Lifesciences Corp.*                                               368        16,008
         Techne Corp.*                                                             230        13,832
                                                                                         -----------
                                                                                              50,195
                                                                                         -----------
      RECREATIONAL VEHICLES -- 0.0%
         Thor Industries, Inc.                                                     221        11,793
                                                                                         -----------
      SEMICONDUCTORS -- 1.8%
         Atmel Corp.*                                                            2,642        12,470
         Cabot Corp.                                                               386        13,120
         Cabot Microelectronics Corp.*                                             139         5,157
         Cree, Inc.*                                                               472        15,486
         Cypress Semiconductor Corp.*                                              795        13,475
         Fairchild Semiconductor International, Inc.*                              747        14,245
         Integrated Device Technology, Inc.*                                     1,241        18,441

         International Rectifier Corp.*                                            438        18,146
         Intersil Holding Corp. - Class A                                       20,077       580,627
         Lam Research Corp.*                                                       847        36,421
         Lattice Semiconductor Corp.*                                              665         4,429
         MEMC Electronic Materials, Inc.*                                        1,022        37,732
         Micrel, Inc.*                                                             393         5,824
         Microchip Technology, Inc.                                              1,273        46,210
         Newport Corp.*                                                            237         4,470
         Powerwave Technologies, Inc.*                                             692         9,335
         Semtech Corp.*                                                            418         7,478
         Silicon Laboratories, Inc.*                                               293        16,100
         TriQuint Semiconductor, Inc.*                                             765         3,764
                                                                                         -----------
                                                                                             862,930
                                                                                         -----------
      TELECOMMUNICATIONS EQUIPMENT -- 3.4%
         ADTRAN, Inc.                                                              430        11,257
         CommScope, Inc.*                                                          303         8,651
         Comverse Technology, Inc.*                                             16,850       396,481
         Harris Corp.                                                              834        39,440
         NII Holdings, Inc. **                                                  15,850       934,676
         Plantronics, Inc.*                                                      8,026       284,361
         UTStarcom, Inc.*                                                          643         4,044
                                                                                         -----------
                                                                                           1,678,910
                                                                                         -----------
      TOBACCO -- 0.3%
         Universal Corp.                                                         4,355       160,133
                                                                                         -----------
      TOTAL MANUFACTURING                                                                 10,415,418
                                                                                         -----------
   MINING -- 0.2%
         Arch Coal, Inc.                                                           434        32,958
         Peabody Energy Corp.                                                    1,622        81,765
                                                                                         -----------
      TOTAL MINING                                                                           114,723
                                                                                         -----------
   OIL & GAS -- 5.2%
      DRILLING OIL & GAS WELLS -- 1.2%
         ENSCO International, Inc.                                                 925        47,591
         Helmerich & Payne, Inc.                                                   317        22,133
         Nabors Industries, Ltd.*                                                6,100       436,638
         Patterson-UTI Energy, Inc.                                              1,042        33,302
         Pride International, Inc.*                                                951        29,652
                                                                                         -----------
                                                                                             569,316
                                                                                         -----------
      OIL & GAS EXPLORATION -- 3.7%
         Burlington Resources, Inc.                                              1,900       174,629
         Cimarex Energy Co.*                                                     6,380       275,999
         Denbury Resources, Inc.*                                               18,820       596,029
         Forest Oil Corp.*                                                         334        12,418
         Mariner Energy, Inc.*                                                     270         5,538
         Newfield Exploration Co.*                                                 773        32,389
         Noble Energy, Inc.                                                      1,064        46,731
         Pioneer Natural Resources Co.                                             787        34,825
         Plains Exploration & Production Co.*                                      465        17,968
         Pogo Producing Co.                                                        359        18,040
         Quicksilver Resources, Inc.*                                              405        15,657
         Range Resources Corp.*                                                 18,600       507,966
         Southwestern Energy Co.*                                                1,015        32,673
                                                                                         -----------

                                                                                           1,770,862
                                                                                         -----------
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
         Cooper Cameron Corp.*                                                     701        30,900
         FMC Technologies, Inc.*                                                   419        21,461
         Smith International, Inc.*                                              1,229        47,882
                                                                                         -----------
                                                                                             100,243
                                                                                         -----------
      PIPELINES -- 0.1%
         National Fuel Gas Co.                                                     503        16,458
         Questar Corp.                                                             528        36,986
         Western Gas Resources, Inc.                                               350        16,888
                                                                                         -----------
                                                                                              70,332
                                                                                         -----------
      TOTAL OIL & GAS                                                                      2,510,753
                                                                                         -----------
   REAL ESTATE INVESTMENT TRUSTS -- 0.6%
         AMB Property Corp.                                                        538        29,197
         American Financial Group, Inc.                                            295        12,275
         Developers Diversified Realty Corp.                                       672        36,792
         Highwoods Properties, Inc.                                                349        11,772
         Hospitality Properties Trust                                              430        18,778
         Indymac Mortgage Holdings, Inc.                                           389        15,922
         Liberty Property Trust                                                    558        26,315
         Macerich Co.                                                              425        31,429
         Mack-Cali Realty Corp.                                                    369        17,712
         New Plan Excel Realty Trust                                               644        16,705
         Regency Centers Corp.*                                                    420        28,220
         United Dominion Realty Trust, Inc.                                        861        24,573
         Weingarten Realty, Inc.                                                   500        20,375
                                                                                         -----------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                                    290,065
                                                                                         -----------
   SEMICONDUCTORS -- 0.8%
         Marvell Technology Group Ltd.*                                          7,500       405,750
                                                                                         -----------
      TOTAL SEMICONDUCTORS                                                                   405,750
                                                                                         -----------
   SERVICES -- 14.1%
      ADVERTISING -- 0.0%
         Catalina Marketing Corp.*                                                 294         6,791
         Harte-Hanks, Inc.                                                         370        10,120
                                                                                         -----------
                                                                                              16,911
                                                                                         -----------
      BUSINESS SERVICES -- 2.2%
         aQuantive, Inc.*                                                       15,150       356,631
         CSG Systems International, Inc.*                                          288         6,699
         Kelly Services, Inc. - Class A                                            118         3,206
         Korn/Ferry International, Inc.*                                           220         4,486
         Manpower, Inc.                                                            531        30,363
         MPS Group, Inc.*                                                          573         8,767
         Navigant Consulting, Inc.*                                                277         5,914
         Robert Half International, Inc.*                                       14,800       571,428
         The Corporate Executive Board Co.*                                        240        24,216
         The Dun & Bradstreet Corp.*                                               405        31,055
                                                                                         -----------

                                                                                           1,042,765
                                                                                         -----------
      CASINO SERVICES -- 0.0%
         Boyd Gaming Corp.                                                         265        13,234
                                                                                         -----------
      COMMERCIAL SERVICES -- 1.0%
         Alliance Data Systems Corp.*                                              425        19,877
         ChoicePoint, Inc.*                                                        563        25,194
         Jacobs Engineering Group, Inc.*                                           363        31,487
         Paychex, Inc.                                                           8,300       345,778
         Quanta Services, Inc.*                                                    766        12,271
         Sotheby's Holdings, Inc. - Class A*                                       278         8,073
         United Rentals, Inc.*                                                     435        15,008
         Valassis Communications, Inc.*                                            293         8,605
                                                                                         -----------
                                                                                             466,293
                                                                                         -----------
      EDUCATIONAL SERVICES -- 0.2%
         Career Education Corp.*                                                   614        23,166
         Corinthian Colleges, Inc.*                                                503         7,243
         DeVry, Inc.*                                                              391         8,903
         Education Management Corp.*                                               438        18,221
         ITT Educational Services, Inc.*                                           234        14,988
         Laureate Education, Inc.*                                                 304        16,228
                                                                                         -----------
                                                                                              88,749
                                                                                         -----------
      INTERNET SERVICES -- 2.9%
         Akamai Technologies, Inc.*                                             21,500       707,134
         Avocent Corp.*                                                            284         9,014
         CheckFree Corp.*                                                       12,195       615,847
         F5 Networks, Inc.*                                                        235        17,035
         RSA Security, Inc.*                                                       391         7,015
                                                                                         -----------
                                                                                           1,356,045
                                                                                         -----------
      MEDICAL & HEALTH SERVICES -- 4.8%
         Apria Healthcare Group, Inc.*                                             277         6,365
         Community Health Systems*                                                 539        19,485
         Covance, Inc.*                                                            380        22,325
         Health Management Associates, Inc.                                      8,500       183,345
         Health Net, Inc.*                                                         718        36,489
         IMS Health, Inc.                                                       11,920       307,178
         Lifepoint Hospitals, Inc.*                                                341        10,605
         Lincare Holdings, Inc.*                                                   587        22,870
         Omnicare, Inc.                                                            733        40,308
         Pharmaceutical Product Development, Inc.*                                 616        21,320
         Psychiatric Solutions, Inc.*                                           16,500       546,645
         STERIS Corp.                                                              438        10,810
         Sunrise Senior Living, Inc.*                                           14,850       578,704
         Triad Hospitals, Inc.*                                                    515        21,579
         Universal Health Services, Inc. - Class B                                 324        16,456
         Wellcare Group, Inc.*                                                   9,400       427,136
                                                                                         -----------
                                                                                           2,271,620
                                                                                         -----------
      OIL & GAS FIELD SERVICES -- 0.1%
         Hanover Compressor Co.*                                                   550        10,241
         Tidewater, Inc.                                                           380        20,987
                                                                                         -----------

                                                                                              31,228
                                                                                         -----------
      PRINTING & PUBLISHING -- 1.2%
         Banta Corp.                                                               140         7,277
         Gannett Co., Inc.                                                       3,750       224,700
         Lee Enterprises, Inc.                                                     255         8,489
         Scholastic Corp.*                                                         229         6,128
         The Readers Digest Association, Inc.                                      560         8,260
         The Washington Post Co.                                                    38        29,517
         Tribune Co.                                                            11,050       303,102
                                                                                         -----------
                                                                                             587,473
                                                                                         -----------
      SANITARY SERVICES -- 0.1%
         Republic Services, Inc.                                                   753        32,010
         Rollins, Inc.                                                             200         4,048
         Stericycle, Inc.*                                                         275        18,596
                                                                                         -----------
                                                                                              54,654
                                                                                         -----------
      TELECOMMUNICATIONS SERVICES -- 1.3%
         Openwave Systems, Inc.*                                                28,900       623,661
                                                                                         -----------
      TRANSPORTATION -- 0.3%
         C.H. Robinson Worldwide, Inc.                                           1,054        51,741
         CNF, Inc.                                                                 317        15,831
         Expeditors International                                                  651        56,240
         GATX Corp.                                                                318        13,130
         Mercury General Corp.                                                     207        11,364
                                                                                         -----------
                                                                                             148,306
                                                                                         -----------
      VETERINARY HOSPITALS & LABORATORIES -- 0.0%
         VCA Antech, Inc.*                                                         515        14,667
                                                                                         -----------
      TOTAL SERVICES                                                                       6,715,606
                                                                                         -----------
   TRANSPORTATION -- 0.2%
      AIR TRANSPORTATION -- 0.1%
         AirTran Holdings, Inc.*                                                   570        10,323
         Alaska Air Group, Inc.*                                                   211         7,480
         Jetblue Airways Corp.*                                                    861         9,230
                                                                                         -----------
                                                                                              27,033
                                                                                         -----------
      MARINE -- 0.0%
         Alexander & Baldwin, Inc.                                                 268        12,778
         Overseas Shipholding Group, Inc.                                          200         9,586
                                                                                         -----------
                                                                                              22,364
                                                                                         -----------
      TRUCKING -- 0.1%
         JB Hunt Transport Services, Inc.                                          806        17,362
         Swift Transportation Co., Inc.*                                           337         7,323
         Werner Enterprises, Inc.                                                  325         5,970
         YRC Worldwide, Inc.*                                                      370        14,082
                                                                                         -----------
                                                                                              44,737
                                                                                         -----------

      TOTAL TRANSPORTATION                                                                    94,134
                                                                                         -----------
   WHOLESALE & RETAIL TRADE -- 4.8%
      ELECTRONIC APPARATUS -- 0.6%
         GameStop Corp. - Class A*                                                 355        16,735
         RadioShack Corp.                                                       13,200       253,836
                                                                                         -----------
                                                                                             270,571
                                                                                         -----------
      MISCELLANEOUS RETAIL STORES -- 0.5%
         99 Cents Only Stores*                                                     386         5,234
         Dollar Tree Stores, Inc.                                                  698        19,314
         Family Dollar Stores, Inc.                                              7,200       191,520
         MSC Industrial Direct Co., Inc. - Class A                                 335        18,097
                                                                                         -----------
                                                                                             234,165
                                                                                         -----------
      RETAIL - AUTOMOBILES -- 0.1%
         CarMax, Inc.*                                                             627        20,490
         Copart, Inc.*                                                             441        12,105
                                                                                         -----------
                                                                                              32,595
                                                                                         -----------
      RETAIL - COOKWARE, HOME FURNISHINGS -- 0.1%
         Furniture Brands International, Inc.                                      298         7,304
         Pier 1 Imports, Inc.                                                      481         5,584
         Williams-Sonoma, Inc.*                                                    698        29,595
                                                                                         -----------
                                                                                              42,483
                                                                                         -----------
      RETAIL - MAIL ORDER -- 1.3%
         Coldwater Creek, Inc.*                                                 22,500       625,500
                                                                                         -----------
      RETAIL APPAREL & ACCESSORY STORES -- 1.3%
         Abercrombie & Fitch Co. - Class A                                         541        31,540
         Advance Auto Parts, Inc.*                                                 653        27,170
         Aeropostale, Inc.*                                                        310         9,350
         American Eagle Outfitters, Inc.*                                          822        24,545
         AnnTaylor Stores Corp.*                                                   449        16,519
         Chico's FAS, Inc.*                                                      1,127        45,801
         Claire's Stores, Inc.                                                     596        21,641
         Foot Locker, Inc.                                                         985        23,522
         Pacific Sunwear of California, Inc.*                                      421         9,329
         Payless ShoeSource, Inc.*                                                 447        10,232
         Regis Corp.                                                               281         9,689
         Ross Stores, Inc.                                                         875        25,541
         Urban Outfitters, Inc.*                                                15,670       384,542
                                                                                         -----------
                                                                                             639,421
                                                                                         -----------
      RETAIL EATING & DRINKING PLACES -- 0.2%
         Applebee's International, Inc.                                            450        11,048
         Bob Evans Farms, Inc.                                                     206         6,120
         Brinker International, Inc.*                                              525        22,181
         CBRL Group, Inc.                                                          287        12,602
         Outback Steakhouse, Inc.                                                  410        18,040
         Ruby Tuesday, Inc.                                                        388        12,447
         The Cheesecake Factory, Inc.*                                             483        18,088
                                                                                         -----------

                                                                                             100,526
                                                                                         -----------
      SPECIALTY RETAIL STORES -- 0.3%
         Barnes & Noble, Inc.                                                      344        15,910
         Borders Group, Inc.                                                       419        10,576
         CDW Corp.                                                                 384        22,598
         Michael's Stores, Inc.                                                    841        31,605
         O'Reilly Automotive, Inc.*                                                685        25,044
         PETsMART, Inc.                                                            874        24,594
         Saks, Inc.                                                                836        16,135
                                                                                         -----------
                                                                                             146,462
                                                                                         -----------
      WHOLESALE - ELECTRIC COMPANIES & SYSTEMS -- 0.0%
         Ingram Micro, Inc. - Class A*                                             700        14,000
                                                                                         -----------
      WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         Ruddick Corp.                                                             268         6,515
                                                                                         -----------
      WHOLESALE - INDUSTRIAL SUPPLIES -- 0.3%
         The Sherwin-Williams Co.                                                2,830       139,915
                                                                                         -----------
      WHOLESALE MISCELLANEOUS -- 0.1%
         Adesa, Inc.*                                                              517        13,825
         BJ's Wholesale Club, Inc.*                                                433        13,644
                                                                                         -----------
                                                                                              27,469
                                                                                         -----------
      TOTAL WHOLESALE & RETAIL TRADE                                                       2,279,622
                                                                                         -----------
      TOTAL COMMON STOCK
         (Cost $24,117,256)                                                               31,983,492
                                                                                         -----------
EXCHANGE TRADED FUNDS -- 31.2%
         iShares Russell MidCap Value Index Fund                                 1,825       243,455
         iShares S&P MidCap 400/Barra Growth Index Fund                         45,047     3,626,284
         iShares S&P MidCap 400/Barra Value Index Fund                         144,425    11,075,953
                                                                                         -----------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $13,068,397)                                                               14,945,692
                                                                                         -----------
SHORT-TERM INVESTMENTS -- 2.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares   500,053       500,053
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares   500,052       500,052
                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,000,105)                                                                 1,000,105
                                                                                         -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $38,185,758)+                                                                 $47,929,289
                                                                                         ===========

----------
ADR-American Depository Receipt.
*    Non-income producing security.

+ The cost for federal income tax purposes was $38,434,981. At March 31, 2006, net unrealized appreciation was $9,494,308. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $9,857,933 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $363,625.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                Shares       Value
                                                                               -------   ------------
COMMON STOCK -- 80.2%
   AEROSPACE & DEFENSE -- 3.2%
         General Dynamics Corp.*                                                   226   $     14,459
         Goodrich Corp.                                                            233         10,161
         L-3 Communications Holdings, Inc.                                          67          5,748
         Lockheed Martin Corp.                                                  13,837      1,039,574
         Northrop Grumman Corp.                                                 15,617      1,066,485
         Raytheon Co.                                                            1,063         48,728
         Rockwell Collins, Inc.                                                    100          5,635
         The Boeing Co.                                                          1,331        103,725
         United Technologies Corp.                                              21,558      1,249,717
                                                                                         ------------
      TOTAL AEROSPACE & DEFENSE                                                             3,544,232
                                                                                         ------------
   COMMUNICATION & BROADCASTING -- 3.9%
         ALLTEL Corp.                                                              587         38,008
         AT & T Inc*                                                            12,913        349,168
         CBS Corp., Class B*                                                     1,184         28,392
         CenturyTel, Inc.                                                       25,875      1,012,229
         Clear Channel Communications, Inc.                                        305          8,848
         Comcast Corp. - Class A*                                                4,972        130,068
         Comcast Corp. - Class A*                                               30,500        796,660
         Meredith Corp.                                                             54          3,013
         News Corp. - Class A                                                   22,799        378,691
         The E.W. Scripps Co.                                                      112          5,008
         Time Warner, Inc.*                                                     77,601      1,302,920
         Univision Communications, Inc. - Class A*                                 130          4,481
         Verizon Communications, Inc.                                            6,777        230,825
         Viacom, Inc., Class B*                                                  1,402         54,398
                                                                                         ------------
      TOTAL COMMUNICATION & BROADCASTING                                                    4,342,709
                                                                                         ------------
   COMPUTER SERVICES -- 1.8%
         Adobe Systems, Inc.                                                       335         11,698
         Affiliated Computer Services, Inc. - Class A*                              71          4,236
         Autodesk, Inc.                                                            114          4,391
         Ca Inc.                                                                   776         21,115
         Citrix Systems, Inc.*                                                     101          3,828
         Electronic Data Systems Corp.                                           1,194         32,035
         EMC Corp.*                                                              3,617         49,300
         Microsoft Corp.                                                        42,096      1,145,433
         NCR Corp.*                                                             16,108        673,153
         Sun Microsystems, Inc.*                                                 7,819         40,111
         Unisys Corp.*                                                             729          5,023
                                                                                         ------------
      TOTAL COMPUTER SERVICES                                                               1,990,323
                                                                                         ------------
   CONSUMER DISCRETIONARY -- 0.7%
      CASINO & GAMING -- 0.0%
         Harrah's Entertainment, Inc.                                              215         16,761
                                                                                         ------------
      MOVIES & ENTERTAINMENT -- 0.7%
         The Walt Disney Co.                                                    27,754        774,059
                                                                                         ------------
      TOTAL CONSUMER DISCRETIONARY                                                            790,820
                                                                                         ------------

   CONSUMER PRODUCTS -- 2.0%
         Alberto-Culver Co. - Class B                                               91          4,025
         Avon Products, Inc.                                                       559         17,424
         Bausch & Lomb, Inc.                                                        80          5,096
         Colgate-Palmolive Co.                                                  10,898        622,276
         Eastman Kodak Co.                                                         633         18,003
         Estee Lauder Companies, Inc. - Class A                                  9,432        350,776
         Fortune Brands, Inc.                                                       66          5,322
         Hasbro, Inc.                                                              412          8,693
         International Flavors & Fragrances, Inc.                                  125          4,290
         Kimberly-Clark Corp.                                                      648         37,454
         Mattel, Inc.                                                              905         16,408
         Murphy Oil Corp.                                                          235         11,708
         Newell Rubbermaid, Inc.                                                   633         15,945
         Procter & Gamble Co.                                                   19,442      1,120,247
         The Clorox Co.                                                             85          5,087
         Whirlpool Corp.                                                           151         13,812
                                                                                         ------------
      TOTAL CONSUMER PRODUCTS                                                               2,256,566
                                                                                         ------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 2.3%
         Allegheny Energy, Inc.*                                                   374         12,660
         Ameren Corp.                                                              469         23,366
         American Electric Power Co., Inc.                                         913         31,060
         CenterPoint Energy, Inc.                                                  712          8,494
         Cinergy Corp.                                                             458         20,798
         CMS Energy Corp.*                                                         502          6,501
         Consolidated Edison, Inc.                                                 583         25,361
         Constellation Energy Group                                              8,840        483,635
         Dominion Resources, Inc.                                                  784         54,120
         DTE Energy Co.                                                            378         15,154
         Duke Energy Corp.                                                       2,137         62,294
         Edison International Co.                                                  478         19,684
         Entergy Corp.                                                             482         33,229
         Exelon Corp.                                                           20,743      1,097,304
         FirstEnergy Corp.                                                         759         37,115
         FPL Group, Inc.                                                           907         36,407
         KeySpan Corp.                                                             389         15,898
         Nicor, Inc.                                                               135          5,341
         NiSource, Inc.                                                            585         11,829
         Peoples Energy Corp.                                                      110          3,920
         PG&E Corp.                                                              7,782        302,720
         Pinnacle West Capital Corp.                                               217          8,485
         PPL Corp.                                                                 846         24,872
         Progress Energy, Inc.                                                     572         25,157
         Public Service Enterprise Group, Inc.                                     583         37,335
         Sempra Energy Co.                                                         589         27,365
         TECO Energy, Inc.                                                         450          7,254
         The Southern Co.                                                        1,718         56,299
         TXU Corp.                                                                 812         36,345
         Xcel Energy, Inc.                                                         906         16,444
                                                                                         ------------
      TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                               2,546,446
                                                                                         ------------
   ENTERTAINMENT & LEISURE -- 0.0%
         Brunswick Corp.                                                           207          8,044
         International Game Technology                                             234          8,242
                                                                                         ------------
      TOTAL ENTERTAINMENT & LEISURE                                                            16,286
                                                                                         ------------
   FINANCE & INSURANCE -- 16.1%

      FINANCIAL SERVICES -- 3.3%
         AmSouth Bancorp                                                           753         20,369
         Bank of New York Co., Inc.                                              1,821         65,629
         CIT Group, Inc.*                                                          430         23,014
         Citigroup, Inc.                                                        27,259      1,287,443
         Countrywide Financial Corp.                                               334         12,258
         E*TRADE Group, Inc.*                                                      505         13,625
         First Horizon National Corp.                                              286         11,912
         Franklin Resources, Inc.                                                  194         18,283
         Genworth Financial, Inc.*                                                 859         28,716
         Goldman Sachs Group, Inc.                                               8,215      1,289,425
         H&R Block, Inc.                                                         7,380        159,777
         Janus Capital Group, Inc.                                                 145          3,360
         Marshall & Ilsley Corp.                                                   308         13,423
         MBIA, Inc.                                                                197         11,846
         Moody's Corp.                                                             379         27,083
         National City Corp.                                                    13,070        456,143
         Prudential Financial, Inc.                                                708         53,673
         State Street Corp.                                                        434         26,227
         SunTrust Banks, Inc.                                                      834         60,682
         Synovus Financial Corp.                                                   496         13,437
         T.Rowe Price Group, Inc.                                                  168         13,139
         U.S. Bancorp                                                            4,205        128,253
                                                                                         ------------
                                                                                            3,737,717
                                                                                         ------------
      INSURANCE - PROPERTY/CASUALTY -- 0.6%
         ACE, Ltd.                                                                 729         37,915
         Chubb Corp.                                                             5,156        492,089
         The Progressive Corp.                                                     115         11,990
         The St. Paul Cos., Inc.                                                 1,599         66,822
         XL Capital, Ltd. - Class ACl-A                                            397         25,452
                                                                                         ------------
                                                                                              634,268
                                                                                         ------------
      INSURANCE CARRIERS -- 4.1%
         AFLAC, Inc.                                                               596         26,897
         Ambac Financial Group, Inc.                                                60          4,776
         American International Group, Inc.                                     23,951      1,582,921
         AON Corp.                                                                 734         30,468
         Assurant, Inc.                                                         12,000        591,000
         Cincinnati Financial Corp.                                                272         11,443
         Coventry Health Care, Inc.*                                             9,990        539,260
         Hartford Financial Services Group, Inc.                                   689         55,499
         Jefferson-Pilot Corp.                                                     346         19,355
         Lincoln National Corp.                                                    397         21,672
         Loews Corp.                                                               305         30,866
         Marsh & McLennan Cos., Inc.                                               710         20,846
         MetLife, Inc.                                                           1,740         84,164
         MGIC Investment Corp.                                                  14,653        976,329
         Principal Financial Group, Inc.                                           664         32,403
         SAFECO Corp.                                                              270         13,557
         The Allstate Corp.                                                     10,886        567,269
         Torchmark Corp.                                                           163          9,307
         UnumProvident Corp.                                                       685         14,029
                                                                                         ------------
                                                                                            4,632,061
                                                                                         ------------
      SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.4%
         American Express Co.                                                   13,582        713,734
         Ameriprise Financial, Inc.*                                             2,293        103,323
         Capital One Financial Corp.                                               162         13,044
         Fannie Mae                                                              3,785        194,549
         Freddie Mac                                                               388         23,668
         Fremont General Corp.                                                   4,000         86,240

         Golden West Financial Corp.                                             2,144        145,578
         Huntington Bancshares, Inc.                                               531         12,813
         M&T Bank Corp.                                                            116         13,240
         Northern Trust Corp.                                                      276         14,490
         SLM Corp.                                                                 235         12,206
         Sovereign Bancorp, Inc.                                                17,300        379,043
         Washington Mutual, Inc.                                                22,218        946,931
                                                                                         ------------
                                                                                            2,658,859
                                                                                         ------------
      SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.4%
         Charles Schwab Corp.                                                    1,487         25,591
         J.P. Morgan Chase & Co.                                                14,529        604,988
         Lehman Brothers Holdings, Inc.                                            447         64,605
         Merrill Lynch & Co., Inc.                                              19,031      1,498,881
         Morgan Stanley                                                         13,380        840,532
         The Bear Stearns Cos., Inc.                                             5,673        786,845
                                                                                         ------------
                                                                                            3,821,442
                                                                                         ------------
      STATE & NATIONAL BANKS -- 2.3%
         Bank of America Corp.                                                  31,020      1,412,650
         BB&T Corp.                                                              1,248         48,922
         Comerica, Inc.                                                            353         20,463
         Compass Bancshares, Inc.                                                  265         13,412
         Fifth Third Bancorp                                                       767         30,189
         KeyCorp                                                                   884         32,531
         Mellon Financial Corp.                                                    679         24,172
         North Fork Bancorp, Inc.                                               17,220        496,453
         PNC Financial Services Group                                              652         43,886
         Regions Financial Corp.                                                 1,009         35,487
         Wachovia Corp.                                                          3,775        211,589
         Wells Fargo & Co.                                                       3,884        248,071
         Zions Bancorp                                                             156         12,906
                                                                                         ------------
                                                                                            2,630,731
                                                                                         ------------
      TOTAL FINANCE & INSURANCE                                                            18,115,078
                                                                                         ------------
   HEALTHCARE -- 3.3%
      HEALTH CARE PROVIDERS & SERVICE -- 0.5%
         Wellpoint, Inc*                                                         6,856        530,860
                                                                                         ------------
      HEALTHCARE - SERVICES -- 0.6%
         Caremark Rx, Inc.*                                                     14,853        730,470
                                                                                         ------------
      MANAGED HEALTH CARE -- 0.9%
         Aetna, Inc.                                                            20,742      1,019,261
         CIGNA Corp.                                                               180         23,512
         Humana, Inc.*                                                              92          4,844
                                                                                         ------------
                                                                                            1,047,617
                                                                                         ------------
      PHARMACEUTICALS -- 1.3%
         Abbott Laboratories                                                    16,499        700,713
         Pfizer, Inc.                                                           20,698        515,794
         Watson Pharmaceuticals, Inc.*                                           5,859        168,388
                                                                                         ------------
                                                                                            1,384,895
                                                                                         ------------
      TOTAL HEALTHCARE                                                                      3,693,842
                                                                                         ------------

   HOTELS & MOTELS -- 0.1%
         Hilton Hotels Corp.                                                       486         12,374
         Marriott International, Inc. - Class A                                  1,901        130,408
         Starwood Hotels & Resorts Worldwide, Inc.                                 123          8,331
                                                                                         ------------
      TOTAL HOTELS & MOTELS                                                                   151,113
                                                                                         ------------
   INFORMATION TECHNOLOGY -- 2.9%
      APPLICATION SOFTWARE -- 0.0%
         Compuware Corp.*                                                          842          6,593
         Intuit, Inc.*                                                             110          5,851
                                                                                         ------------
                                                                                               12,444
                                                                                         ------------
      COMPUTER HARDWARE -- 1.2%
         International Business Machines Corp.                                  16,215      1,337,250
                                                                                         ------------
      COMPUTERS & PERIPHERALS -- 0.0%
         Network Appliance, Inc.*                                                  220          7,927
                                                                                         ------------
      ELECTRONIC EQUIPMENT & INSTRUCTION -- 0.5%
         Emerson Electric Co.                                                    7,250        606,318
                                                                                         ------------
      HOME ENTERTAINMENT SOFTWARE -- 0.0%
         Electronic Arts, Inc.*                                                    662         36,225
                                                                                         ------------
      INTERNET SOFTWARE & SERVICES -- 0.7%
         Google, Inc.- Class A*                                                  1,858        724,620
         Novell, Inc.*                                                             900          6,912
         Symantec Corp.*                                                           607         10,216
                                                                                         ------------
                                                                                              741,748
                                                                                         ------------
      IT CONSULTING & SERVICES -- 0.2%
         Computer Sciences Corp.*                                                4,629        257,141
                                                                                         ------------
      SOFTWARE -- 0.0%
         Parametric Technology Corp.*                                              152          2,482
                                                                                         ------------
      SYSTEMS SOFTWARE -- 0.3%
         Oracle Corp.*                                                          21,519        294,595
                                                                                         ------------
      TOTAL INFORMATION TECHNOLOGY                                                          3,296,130
                                                                                         ------------
   INTERNET SERVICES -- 0.0%
         VeriSign, Inc.*                                                           141          3,383
                                                                                         ------------
      TOTAL INTERNET SERVICES                                                                   3,383
                                                                                         ------------
   MANUFACTURING -- 20.5%
      APPAREL -- 0.0%
         Coach, Inc.*                                                              214          7,400
                                                                                         ------------
      AUTO PARTS & EQUIPMENT -- 0.2%
         BorgWarner, Inc.                                                        3,000        180,120
         Genuine Parts Co.                                                         390         17,094

         Johnson Controls, Inc.                                                    441         33,485
         The Goodyear Tire & Rubber Co.*                                            98          1,419
                                                                                         ------------
                                                                                              232,118
                                                                                         ------------
      AUTOMOBILE MANUFACTURERS -- 0.1%
         Ford Motor Co.                                                          4,436         35,311
         General Motors Corp.                                                    1,287         27,374
         Navistar International Corp.*                                             120          3,310
         PACCAR, Inc.                                                              386         27,205
                                                                                         ------------
                                                                                               93,200
                                                                                         ------------
      BIOTECHNOLOGY -- 2.1%
         Amgen, Inc.*                                                           20,802      1,513,346
         Biogen Idec, Inc.*                                                        514         24,209
         Genentech, Inc.*                                                        9,020        762,280
         Genzyme Corp.*                                                            318         21,376
         Gilead Sciences, Inc.*                                                    245         15,244
                                                                                         ------------
                                                                                            2,336,455
                                                                                         ------------
      BUILDING MATERIALS & COMPONENTS -- 0.1%
         American Standard Cos., Inc.*                                             234         10,029
         Louisiana-Pacific Corp.                                                   255          6,936
         Masco Corp.                                                               951         30,898
         Vulcan Materials Co.                                                      142         12,304
                                                                                         ------------
                                                                                               60,167
                                                                                         ------------
      CHEMICAL & ALLIED PRODUCTS -- 0.2%
         Air Products & Chemicals, Inc.                                            511         34,334
         Ashland, Inc.*                                                            176         12,510
         Dow Chemical Co.                                                        2,219         90,091
         Eastman Chemical Co.                                                      164          8,394
         Ecolab, Inc.                                                              103          3,935
         Engelhard Corp.                                                           263         10,417
         Hercules, Inc.*                                                           210          2,898
         PPG Industries, Inc.                                                      356         22,553
         Rohm & Haas Co.                                                           355         17,349
         Sigma-Aldrich Corp.                                                        53          3,487
         Tronox Inc Common Cl B*                                                    33            569
                                                                                         ------------
                                                                                              206,537
                                                                                         ------------
      COMPUTERS & OFFICE EQUIPMENT -- 4.4%
         Apple Computer, Inc.*                                                   5,195        325,830
         Cisco Systems, Inc.*                                                   56,881      1,232,611
         Dell, Inc.*                                                            20,691        615,764
         Gateway, Inc.*                                                            100            219
         Hewlett-Packard Co.                                                    54,378      1,789,036
         Intel Corp.                                                             8,328        161,147
         Lexmark International Group, Inc. - Class A*                               89          4,039
         QLogic Corp.*                                                              98          1,896
         Xerox Corp.*                                                           48,545        737,884
                                                                                         ------------
                                                                                            4,868,426
                                                                                         ------------
      CONTAINERS & PACKAGING -- 0.0%
         Ball Corp.                                                                 82          3,594

         Bemis Co., Inc.                                                           282          8,906
         Pactiv Corp.*                                                             167          4,098
         Sealed Air Corp.*                                                         191         11,053
                                                                                         ------------
                                                                                               27,651
                                                                                         ------------
      DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.0%
         3M Co.                                                                  9,862        746,455
         Cooper Industries, Ltd. - Class A                                         212         18,423
         Honeywell International, Inc.                                          11,768        503,317
         Illinois Tool Works, Inc.                                               3,006        289,508
         Ingersoll Rand Co.                                                        744         31,092
         ITT Industries, Inc.                                                      104          5,847
         Textron, Inc.                                                             298         27,830
         Tyco International, Ltd.                                               24,456        657,377
                                                                                         ------------
                                                                                            2,279,849
                                                                                         ------------
      ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
         Agilent Technologies, Inc.*                                               735         27,599
         Applera Corp.                                                             239          6,486
         Harman International Industries, Inc.                                      45          5,001
         KLA-Tencor Corp.*                                                         266         12,864
         Molex, Inc.                                                               233          7,736
         Parker Hannifin Corp.                                                     290         23,377
         PerkinElmer, Inc.                                                         222          5,210
         Rockwell Automation, Inc.                                                 282         20,279
         Sanmina-SCI Corp.*                                                      1,282          5,256
         Solectron Corp.*                                                        2,198          8,792
         Symbol Technologies, Inc.                                                 559          5,914
         Tektronix, Inc.                                                           117          4,178
         Teradyne, Inc.*                                                           400          6,204
                                                                                         ------------
                                                                                              138,896
                                                                                         ------------
      FOOD & BEVERAGE -- 1.2%
         Anheuser-Busch Cos., Inc.                                                 410         17,536
         Archer Daniels Midland Co.                                              1,497         50,374
         Brown-Forman Corp. - Class B                                               99          7,620
         Campbell Soup Co.                                                          50          1,620
         Coca-Cola Co.                                                           2,790        116,817
         Coca-Cola Enterprises, Inc.                                               742         15,092
         ConAgra Foods, Inc.                                                     1,201         25,773
         Constellation Brands, Inc.*                                               500         12,525
         Dean Foods Co.*                                                           215          8,348
         General Mills, Inc.                                                       210         10,643
         Hershey Foods Corp.                                                       218         11,386
         HJ Heinz Co.                                                              523         19,832
         Kellogg Co.                                                               144          6,342
         McCormick & Co., Inc.                                                      34          1,151
         Molson Coors Brewing Co. - Class B                                        132          9,058
         Pepsi Bottling Group, Inc.                                                177          5,379
         PepsiCo, Inc.                                                          16,739        967,347
         Sara Lee Corp.                                                          1,095         19,579
         Tyson Foods, Inc. - Class A                                               550          7,557
         Wm. Wrigley Jr., Co.                                                      101          6,464
                                                                                         ------------
                                                                                            1,320,443
                                                                                         ------------
      FURNITURE -- 0.0%
         Leggett & Platt, Inc.                                                     415         10,114
                                                                                         ------------
      GENERAL CONSTRUCTION - SINGLE HOMES -- 0.5%

         Centex Corp.                                                               72          4,463
         D.R. Horton, Inc.                                                         153          5,083
         KB Home Co.                                                               106          6,888
         NVR, Inc.*                                                                200        147,790
         Pulte Corp.                                                            11,384        437,373
                                                                                         ------------
                                                                                              601,597
                                                                                         ------------
      HAND HELD TOOLS -- 0.0%
         Black & Decker Corp.                                                       43          3,736
         Snap-On, Inc.                                                             133          5,070
         The Stanley Works                                                         167          8,460
                                                                                         ------------
                                                                                               17,266
                                                                                         ------------
      LUMBER & WOOD PRODUCTS -- 0.0%
         Plum Creek Timber Co., Inc.                                               296         10,931
                                                                                         ------------
      MACHINERY & HEAVY EQUIPMENT -- 1.1%
         Baker Hughes, Inc.                                                      7,399        506,092
         Caterpillar, Inc.                                                       9,177        659,000
         Cummins, Inc.                                                             102         10,720
         Deere & Co.                                                               555         43,873
                                                                                         ------------
                                                                                            1,219,685
                                                                                         ------------
      MANUFACTURED HOMES -- 0.0%
         Lennar Corp. - Class A                                                     76          4,589
                                                                                         ------------
      MEDICAL EQUIPMENT & SUPPLIES -- 0.1%
         Boston Scientific Corp.*                                                  370          8,529
         Respironics, Inc.*                                                      3,600        140,076
         Zimmer Holdings, Inc.*                                                    130          8,788
                                                                                         ------------
                                                                                              157,393
                                                                                         ------------
      MEDICAL PRODUCTS -- 0.5%
         Baxter International, Inc.                                                728         28,254
         Becton, Dickinson, & Co.                                                  131          8,067
         Biomet, Inc.                                                              139          4,937
         Stryker Corp.                                                          12,284        544,673
                                                                                         ------------
                                                                                              585,931
                                                                                         ------------
      METAL PRODUCTS -- 0.1%
         Alcoa, Inc.                                                             2,024         61,853
         Nucor Corp.                                                               352         36,886
         United States Steel Corp.                                                 251         15,231
                                                                                         ------------
                                                                                              113,970
                                                                                         ------------
      MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 2.0%
         American Power Conversion Corp.                                           245          5,662
         General Electric Co.                                                   62,587      2,176,776
         Jabil Circuit, Inc.*                                                       97          4,157
         Thermo Electron Corp.*                                                    310         11,498
                                                                                         ------------
                                                                                            2,198,093
                                                                                         ------------

      MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.0%
         Dover Corp.                                                               466         22,629
                                                                                         ------------
      MISC. MANUFACTURING INDUSTRIES -- 0.4%
         Cintas Corp.                                                               78          3,324
         Danaher Corp.                                                             109          6,927
         E.I. DuPont de Nemours & Co.                                            2,115         89,274
         Eaton Corp.                                                               344         25,102
         Monsanto Co.                                                              446         37,799
         Pall Corp.                                                                176          5,489
         SPX Corp.                                                               5,000        267,100
         Temple-Inland, Inc.                                                       260         11,583
                                                                                         ------------
                                                                                              446,598
                                                                                         ------------
      MOTORCYCLES, BICYCLES, & PARTS -- 0.0%
         Harley-Davidson, Inc.                                                     143          7,419
                                                                                         ------------
      PAPER & FOREST PRODUCTS -- 0.1%
         International Paper Co.                                                 1,124         38,857
         MeadWestvaco Corp.                                                        424         11,579
         Weyerhaeuser Co.                                                          566         40,995
                                                                                         ------------
                                                                                               91,431
                                                                                         ------------
      PHARMACEUTICAL PREPARATIONS -- 2.0%
         Allergan, Inc.                                                             73          7,921
         Barr Pharmaceuticals, Inc.*                                                60          3,779
         Bristol-Myers Squibb Co.                                                3,071         75,577
         Chiron Corp.*                                                              62          2,840
         Eli Lilly & Co.                                                        14,859        821,703
         Forest Laboratories, Inc.*                                                191          8,524
         Johnson & Johnson                                                      17,489      1,035,699
         King Pharmaceuticals, Inc.*                                               136          2,346
         MedImmune, Inc.*                                                          138          5,048
         Merck & Co., Inc.                                                       3,332        117,386
         Mylan Laboratories, Inc.                                                  123          2,878
         Patterson Companies., Inc.*                                                59          2,077
         Schering-Plough Corp.                                                     841         15,971
         Waters Corp.*                                                              67          2,891
         Wyeth                                                                   3,925        190,441
                                                                                         ------------
                                                                                            2,295,081
                                                                                         ------------
      PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.7%
         C.R. Bard, Inc.                                                            58          3,933
         Guidant Corp.                                                             173         13,504
         Medtronic, Inc.                                                        14,930        757,698
         St. Jude Medical, Inc.*                                                   197          8,077
                                                                                         ------------
                                                                                              783,212
                                                                                         ------------
      SEMICONDUCTORS -- 0.9%
         Advanced Micro Devices, Inc.*                                           1,119         37,106
         Altera Corp.*                                                             455          9,391
         Analog Devices, Inc.                                                      442         16,924
         Applied Materials, Inc.                                                14,178        248,257
         Applied Micro Circuits Corp.*                                             100            407
         Broadcom Corp. - Class A*                                                 267         11,524
         Freescale Semiconductor, inc.*                                            644         17,884
         Linear Technology Corp.                                                   171          5,999
         LSI Logic Corp.*                                                          672          7,768

         Maxim Integrated Products, Inc.                                        15,429        573,187
         Micron Technology, Inc.*                                                1,328         19,548
         National Semiconductor Corp.                                              521         14,505
         Novellus Systems, Inc.*                                                   206          4,944
         NVIDIA Corp.*                                                              95          5,440
         PMC-Sierra, Inc.*                                                         227          2,790
         Texas Instruments, Inc.                                                 2,322         75,395
         Xilinx, Inc.                                                              470         11,966
                                                                                         ------------
                                                                                            1,063,035
                                                                                         ------------
      TELECOMMUNICATIONS EQUIPMENT -- 1.5%
         ADC Telecommunications, Inc.*                                             252          6,449
         Andrew Corp.*                                                             288          3,537
         Avaya, Inc.*                                                              976         11,029
         CIENA Corp.*                                                            1,257          6,549
         Citizens Communications Co.                                               790         10,483
         Comverse Technology, Inc.*                                                310          7,294
         Corning, Inc.*                                                          2,516         67,706
         JDS Uniphase Corp.*                                                     2,807         11,705
         Lucent Technologies, Inc.*                                              7,597         23,171
         Motorola, Inc.                                                          4,429        101,468
         QUALCOMM, Inc.                                                         21,428      1,084,471
         Research in Motion, Ltd.*                                               4,200        356,496
         Tellabs, Inc.*                                                          1,084         17,236
                                                                                         ------------
                                                                                            1,707,594
                                                                                         ------------
      TOBACCO -- 0.2%
         Altria Group, Inc.                                                      2,579        182,748
         Reynolds American, Inc.                                                   207         21,839
         UST, Inc.                                                                  91          3,786
                                                                                         ------------
                                                                                              208,373
                                                                                         ------------
      TOTAL MANUFACTURING                                                                  23,116,083
                                                                                         ------------
   MINING -- 0.1%
         Allegheny Technologies, Inc.                                              150          9,177
         Freeport-McMoRan Copper & Gold, Inc. - Class B                            255         15,241
         Newmont Mining Corp.                                                      507         26,308
         Phelps Dodge Corp.                                                        446         35,917
                                                                                         ------------
      TOTAL MINING                                                                             86,643
                                                                                         ------------
   OIL & GAS -- 5.5%
      CRUDE PETROLEUM & NATURAL GAS -- 0.1%
         Marathon Oil Corp.                                                        841         64,059
         Occidental Petroleum Corp.                                                497         46,047
         Praxair, Inc.                                                             440         24,266
         Sunoco, Inc.                                                              314         24,357
                                                                                         ------------
                                                                                              158,729
                                                                                         ------------
      DRILLING OIL & GAS WELLS -- 0.1%
         Nabors Industries, Ltd.*                                                   89          6,371
         Noble Corp.                                                               160         12,976
         Rowan Cos., Inc.                                                          160          7,034
         Transocean, Inc.*                                                         534         42,880
                                                                                         ------------
                                                                                               69,261
                                                                                         ------------

      OIL & GAS EXPLORATION -- 5.0%
         Amerada Hess Corp.                                                         93         13,243
         Anadarko Petroleum Corp.                                                  133         13,434
         Apache Corp.                                                            9,985        654,117
         Burlington Resources, Inc.                                                214         19,669
         Chesapeake Energy Corp.                                                   204          6,408
         ChevronTexaco Corp.                                                    15,848        918,709
         ConocoPhillips                                                         33,793      2,134,027
         Devon Energy Corp.                                                     12,755        780,223
         EOG Resources, Inc.                                                       138          9,936
         Exxon Mobil Corp.                                                       7,357        447,747
         Kerr-McGee Corp.                                                          166         15,850
         Valero Energy Corp.                                                     9,952        594,931
         XTO Energy, Inc.                                                          226          9,847
                                                                                         ------------
                                                                                            5,618,141
                                                                                         ------------
      OIL FIELD MACHINERY & EQUIPMENT -- 0.0%
         National Oilwell, Inc.*                                                   218         13,978
                                                                                         ------------
      PIPELINES -- 0.3%
         Dynegy, Inc.*                                                             720          3,456
         El Paso Corp.                                                           1,442         17,376
         Kinder Morgan, Inc.                                                       169         15,546
         The Williams Cos., Inc.                                                15,908        340,272
                                                                                         ------------
                                                                                              376,650
                                                                                         ------------
      TOTAL OIL & GAS                                                                       6,236,759
                                                                                         ------------
   REAL ESTATE INVESTMENT TRUSTS -- 0.2%
         Apartment Investment & Management Co. - Class A                           230         10,787
         Archstone-Smith Trust                                                     487         23,751
         Boston Properties, Inc.                                                   158         14,734
         Equity Office Properties Trust                                            978         32,842
         Equity Residential Properties Trust                                       661         30,928
         Kimco Realty Corp. [REIT]                                                 470         19,101
         ProLogis                                                                  394         21,079
         Public Storage, Inc.                                                      128         10,397
         Simon Property Group, Inc.                                                294         24,737
         Vornado Realty Trust                                                      165         15,840
                                                                                         ------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                                                     204,196
                                                                                         ------------
   SERVICES -- 8.7%
      ADVERTISING -- 0.8%
         Omnicom Group, Inc.                                                    10,819        900,682
         The Interpublic Group of Cos., Inc.*                                      714          6,826
                                                                                         ------------
                                                                                              907,508
                                                                                         ------------
      BUSINESS SERVICES -- 1.0%
         Automatic Data Processing, Inc.                                           689         31,474
         Avery Dennison Corp.                                                      254         14,854
         BMC Software, Inc.*                                                       427          9,249
         Cendant Corp.                                                          31,877        553,066
         Convergys Corp.*                                                          220          4,006
         Equifax, Inc.                                                              74          2,756
         First Data Corp.                                                        9,563        447,740
         Fiserv, Inc.*                                                             106          4,510

         Fluor Corp                                                                200         17,160
         R.R. Donnelley, & Sons Co.                                                488         15,967
         Robert Half International, Inc.*                                          233          8,996
                                                                                         ------------
                                                                                            1,109,778
                                                                                         ------------
      COMMERCIAL SERVICES -- 0.5%
         Monster Worldwide, Inc.*                                                  175          8,726
         PayChex, Inc.                                                          13,928        580,240
         Sabre Holdings Corp. - Class A                                            242          5,694
                                                                                         ------------
                                                                                              594,660
                                                                                         ------------
      CRUISE LINES -- 0.0%
         Carnival Corp.                                                            528         25,011
                                                                                         ------------
      EDUCATIONAL SERVICES -- 0.4%
         Apollo Group, Inc. - Class A*                                             103          5,409
         Career Education Corp.*                                                11,930        450,119
                                                                                         ------------
                                                                                              455,528
                                                                                         ------------
      INTERNET SERVICES -- 0.6%
         eBay, Inc.*                                                            15,644        611,055
         Qwest Communications International, Inc.*                               3,509         23,861
         Yahoo!, Inc.*                                                             727         23,453
                                                                                         ------------
                                                                                              658,369
                                                                                         ------------
      MEDICAL & HEALTH SERVICES -- 1.2%
         Cardinal Health, Inc.                                                     240         17,885
         Express Scripts, Inc. - Class A*                                           95          8,351
         Fisher Scientific International, Inc.*                                     69          4,695
         HCA, Inc.                                                              11,963        547,786
         Health Management Associates, Inc.                                        139          2,998
         Hospira, Inc.*                                                             90          3,551
         IMS Health, Inc.                                                          105          2,706
         Laboratory Corp. of America Holdings*                                      76          4,444
         Manor Care, Inc.                                                           45          1,996
         McKesson Corp.                                                            721         37,586
         Medco Health Solutions, Inc.*                                             420         24,032
         Quest Diagnostic, Inc.*                                                    93          4,771
         Tenet Healthcare Corp.*                                                 1,013          7,476
         UnitedHealth Group, Inc.                                               12,791        714,505
                                                                                         ------------
                                                                                            1,382,782
                                                                                         ------------
      OIL & GAS FIELD SERVICES -- 1.9%
         BJ Services Co.*                                                          164          5,674
         Halliburton Co.                                                        12,360        902,527
         Schlumberger, Ltd.                                                      9,544      1,207,984
         Weatherford International, Inc.*                                          432         19,764
                                                                                         ------------
                                                                                            2,135,949
                                                                                         ------------
      PRINTING & PUBLISHING -- 0.4%
         Gannett Co., Inc.                                                       6,016        360,479
         Knight-Ridder, Inc.                                                       115          7,269
         The McGraw-Hill Cos., Inc.                                                483         27,830
         The New York Times Co.                                                    174          4,404

         Tribune Co.                                                               604         16,568
                                                                                         ------------
                                                                                              416,550
                                                                                         ------------
      SANITARY SERVICES -- 0.9%
         Allied Waste Industries, Inc.*                                            513          6,279
         Republic Services, Inc.                                                24,200      1,028,742
         Waste Management, Inc.                                                    785         27,711
                                                                                         ------------
                                                                                            1,062,732
                                                                                         ------------
      TELECOMMUNICATIONS SERVICES -- 1.0%
         BellSouth Corp.                                                         4,180        144,837
         Sprint Corp.                                                           36,280        937,475
                                                                                         ------------
                                                                                            1,082,312
                                                                                         ------------
      TRANSPORTATION -- 0.0%
         Ryder Systems, Inc.                                                       148          6,627
                                                                                         ------------
      TOTAL SERVICES                                                                        9,837,806
                                                                                         ------------
   TRANSPORTATION -- 1.3%
      AIR TRANSPORTATION -- 0.1%
         Southwest Airlines Co.                                                  9,064        163,061
                                                                                         ------------
      RAILROADS -- 0.4%
         Burlington Northern Santa Fe Corp.                                      3,669        305,738
         CSX Corp.                                                                 473         28,285
         Norfolk Southern Corp.                                                    946         51,150
         Union Pacific Corp.                                                       607         56,663
                                                                                         ------------
                                                                                              441,836
                                                                                         ------------
      TRANSPORTATION- SHIPPING -- 0.8%
         FedEx Corp.                                                               455         51,388
         United Parcel Service, Inc. - Class B                                   9,625        764,033
                                                                                         ------------
                                                                                              815,421
                                                                                         ------------
      TOTAL TRANSPORTATION                                                                  1,420,318
                                                                                         ------------
   WHOLESALE & RETAIL TRADE -- 7.6%
      ELECTRONIC APPARATUS -- 0.0%
         RadioShack Corp.                                                           85          1,635
                                                                                         ------------
      MISCELLANEOUS RETAIL STORES -- 0.0%
         Best Buy Co., Inc.                                                        222         12,416
         Circuit City Stores, Inc.                                                 391          9,572
         Dollar General Corp.                                                      375          6,626
         Family Dollar Stores, Inc.                                                244          6,490
                                                                                         ------------
                                                                                               35,104
                                                                                         ------------
      RETAIL - WOMEN'S CLOTHING STORES -- 0.0%
         Jones Apparel Group, Inc.                                                 307         10,859
         Liz Claiborne, Inc.                                                        61          2,500

                                                                                         ------------
                                                                                               13,359
                                                                                         ------------
      RETAIL APPAREL & ACCESSORY STORES -- 0.5%
         Nike, Inc. - Class B                                                    5,987        509,494
         The TJX Cos., Inc.                                                        246          6,106
         VF Corp.                                                                  202         11,494
                                                                                         ------------
                                                                                              527,094
                                                                                         ------------
      RETAIL BUILDING MATERIALS -- 0.0%
         Lowe's Cos., Inc.                                                         438         28,225
                                                                                         ------------
      RETAIL DEPARTMENT STORES -- 1.5%
         Dillard's, Inc. - Class A                                                 100          2,604
         Federated Department Stores, Inc.                                       5,416        395,368
         J.C. Penney Co., Inc.                                                     538         32,501
         Kohl's Corp.*                                                           6,121        324,474
         Nordstrom, Inc.                                                           509         19,943
         Sears Holdings Corp.*                                                      58          7,670
         Target Corp.                                                              493         25,641
         Wal-Mart Stores, Inc.                                                  18,620        879,608
                                                                                         ------------
                                                                                            1,687,809
                                                                                         ------------
      RETAIL EATING & DRINKING PLACES -- 1.3%
         Darden Restaurants, Inc.                                                  104          4,267
         McDonald's Corp.                                                       34,924      1,199,988
         Starbucks Corp.*                                                          431         16,223
         Wendy's International, Inc.                                                65          4,034
         Yum! Brands, Inc.                                                       4,645        226,955
                                                                                         ------------
                                                                                            1,451,467
                                                                                         ------------
      RETAIL GROCERY STORES -- 0.2%
         Albertson's, Inc.                                                         831         21,332
         Kroger Co.                                                                986         20,075
         Safeway, Inc.*                                                          9,006        226,231
         Whole Foods Market, Inc.                                                   74          4,917
                                                                                         ------------
                                                                                              272,555
                                                                                         ------------
      RETAIL MERCHANDISING -- 0.9%
         Amazon.com, Inc.*                                                         171          6,243
         Bed Bath & Beyond, Inc.*                                                5,629        216,154
         Big Lots, Inc.*                                                           265          3,699
         CVS Corp.                                                              22,970        686,114
         Limited Brands, Inc.                                                      803         19,641
         The Gap, Inc.                                                             719         13,431
         Walgreen Co.                                                              559         24,110
                                                                                         ------------
                                                                                              969,392
                                                                                         ------------
      SPECIALTY RETAIL STORES -- 1.9%
         AutoNation, Inc.*                                                       7,615        164,103
         AutoZone, Inc.*                                                            24          2,393
         Office Depot, Inc.*                                                    11,834        440,698
         Officemax, Inc.                                                           163          4,918
         Pitney Bowes, Inc.                                                     15,038        645,581
         Staples, Inc.                                                             924         23,580

         The Home Depot, Inc.                                                   19,001        803,741
         Tiffany & Co.                                                              80          3,003
                                                                                         ------------
                                                                                            2,088,017
                                                                                         ------------
      WHOLESALE - ELECTRIC COMPANIES & SYSTEMS -- 0.0%
         AES Corp.*                                                                935         15,951
                                                                                         ------------
      WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         SUPERVALU, Inc.                                                           298          9,184
                                                                                         ------------
      WHOLESALE - INDUSTRIAL SUPPLIES -- 0.2%
         The Sherwin-Williams Co.                                                4,775        236,076
                                                                                         ------------
      WHOLESALE MISCELLANEOUS -- 0.4%
         Costco Wholesale Corp.*                                                 7,898        427,756
         Sysco Corp.                                                               355         11,378
                                                                                         ------------
                                                                                              439,134
                                                                                         ------------
      WHOLESALE-DRUGS -- 0.7%
         AmerisourceBergen Corp.                                                15,918        768,362
                                                                                         ------------
      WHOLSALE - MACHINERY EQUIPMENT -- 0.0%
         W.W. Grainger, Inc.                                                       125          9,419
                                                                                         ------------
      TOTAL WHOLESALE & RETAIL TRADE                                                        8,552,783
                                                                                         ------------
      TOTAL COMMON STOCK
         (Cost $77,158,313)                                                                90,201,516
                                                                                         ------------
EXCHANGE TRADED FUNDS -- 18.1%
         iShares Russell 1000 Value Index Fund                                  97,536      7,127,931
         IShares Russell 1000 Growth Index Fund                                250,630     13,218,226
                                                                                         ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $19,345,552)                                                                      20,346,157
                                                                                         ------------
SHORT-TERM INVESTMENTS -- 1.7%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series   957,838        957,838
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series   957,836        957,836
                                                                                         ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,915,674)                                                                  1,915,674
                                                                                         ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $98,419,539)  +                                                                 $112,463,347
                                                                                         ============

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $98,562,938. At March 31, 2006, net unrealized appreciation was $14,660,974. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $13,900,409 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $760,565.

ROXBURY MICRO-CAP FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                               Shares     Value
                                                                               ------   --------
COMMON STOCK -- 95.9%
   CONSUMER DISCRETIONARY -- 6.6%
      HOTELS, RESTAURANTS, & LEISURE -- 4.6%
         Youbet.com, Inc.*                                                      3,546   $ 19,361
                                                                                        --------
      TEXTILE, APPAREL, & LUXURY GOODS -- 2.0%
         Tarrant Apparel Group*                                                 6,985      8,731
                                                                                        --------
      TOTAL CONSUMER DISCRETIONARY                                                        28,092
                                                                                        --------
   ENERGY -- 8.9%
      ENERGY EQUIPMENT & SERVICES -- 1.7%
         Allis-Chalmers Energy Inc.*                                              539      7,347
                                                                                        --------
      OIL, GAS & CONSUMABLE FUEL -- 7.2%
         Far East Energy Corp.*                                                 5,939     13,482
         Toreador Resources Corp.*                                                548     17,047
                                                                                        --------
                                                                                          30,529
                                                                                        --------
      TOTAL ENERGY                                                                        37,876
                                                                                        --------
   FINANCIALS -- 4.4%
      CONSUMER FINANCE -- 4.4%
         Cash Systems, Inc.*                                                    2,682     18,644
                                                                                        --------
      TOTAL FINANCIALS                                                                    18,644
                                                                                        --------
   HEALTHCARE -- 21.6%
      HEALTH CARE EQUIPMENT & SUPPLIES -- 16.9%
         Endocare, Inc.*                                                        4,852     16,692
         OraSure Technologies, Inc.*                                            1,508     15,532
         PhotoMedex, Inc.*                                                      6,062     11,578
         Pro-Dex, Inc.*                                                         5,198     12,787
         TriPath Imaging, Inc.*                                                 2,172     15,161
                                                                                        --------
                                                                                          71,750
                                                                                        --------
      HEALTH CARE PROVIDERS & SERVICES -- 4.7%
         Bio-Imaging Technologies, Inc.*                                        3,053     12,975
         Merge Technologies, Inc.*                                                452      7,218
                                                                                        --------
                                                                                          20,193
                                                                                        --------
      TOTAL HEALTHCARE                                                                    91,943
                                                                                        --------
   INDUSTRIALS -- 6.3%
      AEROSPACE & DEFENSE -- 2.0%
         TVI Corp.*                                                             2,161      8,536
                                                                                        --------

      COMMERCIAL SERVICES & SUPPLIES -- 4.3%
         Consolidated Graphics, Inc.*                                             355     18,503
                                                                                        --------
      TOTAL INDUSTRIALS                                                                   27,039
                                                                                        --------
   INFORMATION TECHNOLOGY -- 44.1%
      COMMUNICATIONS EQUIPMENT -- 17.8%
         Airspan Networks, Inc.*                                                2,536     17,118
         Digi International, Inc.*                                              1,336     15,591
         EFJ, Inc.*                                                               798      8,610
         Lantronix, Inc.*                                                       6,942     16,244
         Relm Wireless Corp.*                                                   1,905     18,556
                                                                                        --------
                                                                                          76,119
                                                                                        --------
      COMPUTERS & PERIPHERALS -- 0.6%
         LaserCard Corp.*                                                         109      2,453
                                                                                        --------
      ELECTRONIC EQUIPMENT & INSTRUMENTS -- 17.3%
         Bulldog Technologies, Inc.*                                           16,596     16,596
         Fargo Electronics*                                                       973     16,453
         Iteris, Inc.*                                                          3,678      9,710
         Measurement Specialties, Inc.*                                           571     14,932
         Napco Security Systems, Inc.*                                            986     16,358
                                                                                        --------
                                                                                          74,049
                                                                                        --------
      INTERNET SOFTWARE & SERVICES -- 2.4%
         Cybersource Corp.*                                                       905     10,100
                                                                                        --------
      IT SERVICES -- 2.0%
         TNS, Inc.*                                                               394      8,345
                                                                                        --------
      SOFTWARE -- 4.0%
         Peerless Systems Corp.*                                                2,307     17,233
                                                                                        --------
      TOTAL INFORMATION TECHNOLOGY                                                       188,299
                                                                                        --------
   TELECOMMUNICATION SERVICES -- 4.0%
      DIVERSIFIED TELECOM SERVICES -- 4.0%
         UCN, Inc.*                                                             6,932     16,983
                                                                                        --------
      TOTAL TELECOMMUNICATION SERVICES                                                    16,983
                                                                                        --------
      TOTAL COMMON STOCK
      (Cost $341,339)                                                                    408,876
                                                                                        --------
SHORT-TERM INVESTMENTS -- 4.1%
   SHORT-TERM INVESTMENTS -- 4.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series    8,749      8,749
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series    8,750      8,750
                                                                                        --------
      TOTAL SHORT-TERM INVESTMENTS
      (Cost $17,499)                                                                      17,499
                                                                                        --------

TOTAL INVESTMENTS -- 100.0%
   (Cost $358,838)+                                                                     $426,375
                                                                                        ========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $367,095. At March 31, 2006, net unrealized appreciation was $59,280. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $66,684 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $7,404.

WILMINGTON FUNDS -- EQUITY FUNDS  / Small-Cap Core Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)

--------------------------------------------------------------------------------

                                                                                Shares       Value
                                                                               -------   ------------
COMMON STOCK -- 98.6%
   CONSUMER DISCRETIONARY -- 15.3%
      APPAREL ACCESSORIES & LUXURY GOODS -- 1.1%
         Columbia Sportswear Co.*                                                2,555   $    136,258
         Hartmarx Corp.*                                                         6,600         58,806
         Oxford Industries, Inc.                                                 2,900        148,277
         Quicksilver, Inc.*                                                     18,005        249,549
                                                                                         ------------
                                                                                              592,890
                                                                                         ------------
      APPAREL RETAIL -- 2.4%
         AnnTaylor Stores Corp.*                                                 3,842        141,347
         Burlington Coat Factory Warehouse Corp.                                 2,500        113,625
         Dress Barn, Inc.*                                                       1,600         76,720
         Joseph  A. Bank Clothiers, Inc.*                                        3,145        150,803
         Pacific Sunwear of California, Inc.*                                   10,565        234,120
         The Children's Place Retail Stores, Inc.*                               1,455         84,245
         Too, Inc.*                                                             12,768        438,581
                                                                                         ------------
                                                                                            1,239,441
                                                                                         ------------
      AUTO PARTS & EQUIPMENT -- 0.9%
         Tenneco Automotive, Inc.*                                              20,707        449,134
                                                                                         ------------
      AUTOMOTIVE RETAIL -- 0.9%
         The Pantry, Inc.*                                                       1,200         74,868
         United Auto Group, Inc.                                                 9,667        415,681
                                                                                         ------------
                                                                                              490,549
                                                                                         ------------
      BROADCASTING & CABLE TV -- 0.3%
         Mediacom Communications Corp.*                                         13,200         75,900
         Radio One, Inc. - Class D*                                             10,100         75,346
                                                                                         ------------
                                                                                              151,246
                                                                                         ------------
      CATALOG DETAIL -- 0.7%
         Insight Enterprises, Inc.*                                             17,580        386,936
                                                                                         ------------
      DISTRIBUTORS -- 0.2%
         Building Materials Holding Corp.                                        3,600        128,304
                                                                                         ------------
      EDUCATION SERVICES -- 1.1%
         Corinthian Colleges, Inc.*(a)                                          17,049        245,506
         Laureate Education, Inc.*                                               6,750        360,315
                                                                                         ------------
                                                                                              605,821
                                                                                         ------------
      FOOTWEAR -- 0.5%
         Crocs, Inc.*                                                            4,485        112,798
         Wolverine World Wide, Inc.                                              7,400        163,762
                                                                                         ------------

                                                                                              276,560
                                                                                         ------------
      HOMEBUILDING -- 1.7%
         Champion Enterprises, Inc.*                                            19,045        284,913
         Meritage Homes Corp.*                                                   1,300         71,448
         Standard Pacific Corp.                                                  2,800         94,136
         Technical Olympic USA, Inc.                                            19,200        390,720
         William Lyon Homes, Inc.*                                                 700         66,976
                                                                                         ------------
                                                                                              908,193
                                                                                         ------------
      HOMEFURNISHING RETAIL -- 0.5%
         Aaron Rents, Inc.                                                       6,300        171,171
         Select Comfort Corp.*                                                   1,800         71,190
                                                                                         ------------
                                                                                              242,361
                                                                                         ------------
      HOTELS RESORTS & CRUISE LINES -- 0.2%
         Intrawest Corp.*                                                        2,935        100,348
                                                                                         ------------
      INTERNET RETAIL -- 0.6%
         Netflix, Inc.*                                                          3,300         95,667
         NutriSystem, Inc.*                                                      4,210        200,059
                                                                                         ------------
                                                                                              295,726
                                                                                         ------------
      LEISURE PRODUCTS -- 0.4%
         Callaway Golf Co.                                                      12,700        218,440
                                                                                         ------------
      PUBLISHING -- 0.6%
         Interactive Data Corp.*                                                 3,736         87,796
         Journal Communications, Inc. - Class A*                                17,766        220,298
                                                                                         ------------
                                                                                              308,094
                                                                                         ------------
      RESTAURANTS -- 2.0%
         AFC Enterprises, Inc.                                                   3,700         51,430
         RARE Hospitality International, Inc.*                                   9,755        339,767
         Ruby Tuesday, Inc.(a)                                                  20,722        664,761
                                                                                         ------------
                                                                                            1,055,958
                                                                                         ------------
      SPECIALIZED CONSUMER SERVICES -- 0.3%
         Escala Group, Inc.*                                                     6,900        180,711
                                                                                         ------------
      SPECIALTY STORES -- 0.9%
         Build-A-Bear-Workshop, Inc.*                                            7,950        243,668
         Hibbett Sporting Goods, Inc.*                                           3,300        108,867
         Movie Gallery, Inc.*                                                      300            906
         Tractor Supply Co.*                                                     1,600        106,144
                                                                                         ------------
                                                                                              459,585
                                                                                         ------------
      TOTAL CONSUMER DISCRETIONARY                                                          8,090,297
                                                                                         ------------
   CONSUMER STAPLES -- 2.2%

      FOOD RETAIL -- 0.2%
         Great Atlantic & Pacific Tea Co., Inc.                                  2,800         97,804
                                                                                         ------------
      HOUSEHOLD PRODUCTS -- 0.3%
         Central Garden & Pet Co.*                                               3,330        176,956
                                                                                         ------------
      PACKAGED FOODS & MEATS -- 0.5%
         Green Mountain Coffee, Inc.*                                            2,200         87,384
         Ralcorp Holdings, Inc.                                                  5,111        194,474
                                                                                         ------------
                                                                                              281,858
                                                                                         ------------
      PERSONAL PRODUCTS -- 1.2%
         Herbalife, Ltd.*                                                        9,065        306,125
         Playtex Products, Inc.*                                                30,650        320,905
                                                                                         ------------
                                                                                              627,030
                                                                                         ------------
      TOTAL CONSUMER STAPLES                                                                1,183,648
                                                                                         ------------
   ENERGY -- 6.9%
      OIL & GAS DRILLING -- 1.7%
         Atwood Oceanics, Inc.*                                                    600         60,606
         Hercules Offshore, Inc.*                                                2,825         96,078
         Pioneer Drilling Co.*                                                   4,800         78,864
         Pride International, Inc.*                                              7,035        219,351
         Todco*                                                                  4,560        179,710
         Unit Corp.*                                                             4,900        273,175
                                                                                         ------------
                                                                                              907,784
                                                                                         ------------
      OIL & GAS EQUIPMENT & SERVICES -- 1.9%
         Lone Star Technologies, Inc.*                                           1,900        105,279
         Lufkin Industries, Inc.                                                 3,800        210,672
         RPC, Inc.                                                               3,200         73,120
         Tidewater, Inc.                                                           300         16,569
         Universal Compression Holdings, Inc.*                                   5,390        273,111
         Veritas DGC, Inc.*                                                      3,400        154,326
         W-H Energy Services, Inc.*                                              4,400        195,756
                                                                                         ------------
                                                                                            1,028,833
                                                                                         ------------
      OIL & GAS EXPLORATION & PRODUCTION -- 2.7%
         Cabot Oil & Gas Corp.                                                   1,800         86,274
         Cimarex Energy Co.                                                      1,900         82,194
         Energy Partners Ltd.*                                                   3,000         70,740
         EXCO Resources, Inc.*                                                   9,800        122,794
         KCS Energy, Inc.*                                                       3,100         80,600
         KFX, Inc.*                                                              9,600        174,720
         Range Resources Corp.                                                  18,204        497,152
         St. Mary Land & Exploration Co.                                         2,600        106,158
         Swift Energy Co.*                                                       1,600         59,936
         Toreador Resources Corp.*                                               2,500         77,775
                                                                                         ------------
                                                                                            1,358,343
                                                                                         ------------
      OIL & GAS REFINING & MARKETING -- 0.6%
         Frontier Oil Corp.*                                                     2,000        118,700
         World Fuel Services Corp.                                               5,200        210,288
                                                                                         ------------

                                                                                              328,988
                                                                                         ------------
      TOTAL ENERGY                                                                          3,623,948
                                                                                         ------------
   FINANCIALS -- 13.6%
      ASSET MANAGEMENT & CUSTODY BANKS -- 1.1%
         Affiliated Managers Group, Inc.*                                        4,725        503,732
         W.P. Stewart & Co., Ltd.                                                4,500         94,860
                                                                                         ------------
                                                                                              598,592
                                                                                         ------------
      CONSUMER FINANCE -- 0.4%
         CompuCredit Corp.*                                                      2,000         73,620
         World Acceptance Corp.*                                                 5,500        150,700
                                                                                         ------------
                                                                                              224,320
                                                                                         ------------
      INVESTMENT BANKING & BROKERAGE -- 0.3%
         Stifel Financial Corp.*                                                 4,100        179,047
                                                                                         ------------
      LIFE & HEALTH INSURANCE -- 0.9%
         American Equity Investment Life Holdings Co.                           16,700        239,478
         Amerus Group Co.                                                        1,348         81,204
         Universal American Financial Corp.*                                     9,100        140,140
                                                                                         ------------
                                                                                              460,822
                                                                                         ------------
      PROPERTY & CASUALTY INSURANCE -- 1.2%
         First Acceptance Corp.*                                                 4,500         59,850
         First American Corp.                                                    4,199        164,433
         Midland Co.                                                             4,267        149,260
         Navigators Group, Inc.*                                                 2,760        136,896
         Philadelphia Consolidated Holding Corp.*                                1,800         61,452
         Zenith National Insurance Corp.                                         1,700         81,821
                                                                                         ------------
                                                                                              653,712
                                                                                         ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
         Consolidated Tomoka Land Co.                                            1,100         68,343
         Jones Lang Lasalle, Inc.*                                               4,050        309,987
         Trammell Crow Co.*                                                      8,415        300,079
                                                                                         ------------
                                                                                              678,409
                                                                                         ------------
      REAL ESTATE INVESTMENT TRUSTS -- 1.8%
         Alexandria Real Estate Equities, Inc.                                   3,155        300,766
         Highland Hospitality Corp.                                             26,147        332,329
         Lasalle Hotel Properties*                                               1,410         57,810
         Omega Healthcare Investors, Inc.                                       16,850        236,237
                                                                                         ------------
                                                                                              927,142
                                                                                         -----------
      REGIONAL BANKS -- 5.6%
         AmericanWest Bancorp*                                                   4,200        111,174
         Capital Corp of The West                                                5,952        218,557
         Centennial Bank Holdings, Inc.*                                        12,900        150,930
         Cullen/Frost Bankers, Inc.                                              7,487        402,426
         CVB Financial Corp.*                                                    3,000         51,300

         Enterprise Financial Services Corp.                                     7,500        205,425
         First Community Bancorp                                                 2,000        115,320
         Glacier Bancorp, Inc.                                                   5,129        159,255
         Heritage Commerce Corp.*                                                8,100        202,500
         Placer Sierra Bancshares                                               13,510        385,711
         S. Y. Bancorp, Inc.                                                     2,900         76,618
         Sterling Financial Corp.*                                               1,900         55,100
         SVB Financial Group*                                                    3,500        185,675
         The Bancorp Bank*                                                       6,747        165,639
         The South Financial Group, Inc.(a)                                      9,000        235,350
         Union Bankshares Corp.                                                  3,900        178,269
                                                                                         ------------
                                                                                            2,899,249
                                                                                         ------------
      SPECIALIZED FINANCE -- 0.1%
         Nasdaq Stock Market, Inc.*                                              1,200         48,048
                                                                                         ------------
      THRIFTS & MORTGAGE FINANCE -- 0.9%
         Capital Crossing Bank*                                                  4,300        136,998
         Corus Bankshares, Inc.                                                  3,100        184,264
         Newalliance Bancshares, Inc.                                           12,465        179,870
                                                                                         ------------
                                                                                              501,132
                                                                                         ------------
      TOTAL FINANCIALS                                                                      7,170,473
                                                                                         ------------
   HEALTH CARE -- 11.7%
      BIOTECHNOLOGY -- 1.4%
         Albany Molecular Research, Inc.*                                        7,000         71,120
         Momenta Pharmaceuticals, Inc.*                                          5,600        110,096
         Neurocrine Biosciences, Inc.*                                           3,970        256,224
         Serologicals Corp.*                                                    11,545        282,390
                                                                                         ------------
                                                                                              719,830
                                                                                         ------------
      HEALTH CARE DISTRIBUTORS -- 0.2%
         PSS World Medical, Inc.*                                                4,720         91,049
                                                                                         ------------
      HEALTH CARE EQUIPMENT -- 2.3%
         American Medical Systems Holdings, Inc.*                               11,535        259,538
         Aspect Medical Systems, Inc.*                                           2,900         79,576
         Bio-Rad Laboratories, Inc. - Class A*                                   1,500         93,525
         Edwards Lifesciences Corp.*                                             2,500        108,750
         Foxhollow Technologies, Inc.*                                           2,600         79,430
         Hologic, Inc.*                                                          1,600         88,560
         IRIS International, Inc.*                                               8,800        137,544
         NMT Medical, Inc.*                                                      8,020        129,764
         Palomar Medical Technologies, Inc.*                                     2,400         80,280
         SonoSite, Inc.*                                                         1,800         73,152
         SurModics, Inc.*                                                        2,000         70,720
         Thermogenesis Corp.*                                                      700          2,835
                                                                                         ------------
                                                                                            1,203,674
                                                                                         ------------
      HEALTH CARE FACILITIES -- 1.9%
         Five Star Quality Care, Inc.*                                          10,800        117,612
         LCA Vision, Inc.                                                        3,900        195,429
         Medcath Corp.*                                                          2,800         53,536
         Symbion, Inc.*                                                          5,085        115,175
         U.S. Physical Therapy, Inc.*                                            4,500         76,995
         United Surgical Partners International, Inc.*                           9,055        320,637
         VCA Antech, Inc.*                                                       5,160        146,957
                                                                                         ------------

                                                                                            1,026,341
                                                                                         ------------
      HEALTH CARE SERVICES -- 3.0%
         Amedisys, Inc.*                                                         1,700         59,075
         Apria Healthcare Group, Inc.*                                          11,119        255,515
         BioScrip, Inc.*                                                         7,300         52,633
         Cerner Corp.*                                                           2,200        104,390
         Computer Programs and Systems, Inc.                                     1,200         60,000
         HealthExtras, Inc.*                                                     6,700        236,510
         Healthways, Inc.*                                                       1,900         96,786
         Horizon Health Corp.*                                                   3,200         63,360
         Matria Healthcare,  Inc.*                                               2,100         79,716
         Merge Technologies, Inc.*                                              10,400        166,088
         Per-Se Technologies, Inc.*                                              7,365        196,351
         Pharmaceutical Product Development, Inc.                                2,600         89,986
         Ventiv Health, Inc.*                                                    4,800        159,456
                                                                                         ------------
                                                                                            1,619,866
                                                                                         ------------
      HEALTH CARE SUPPLIES -- 0.9%
         Gen-Probe, Inc.*                                                        3,705        204,220
         Immucor, Inc.*                                                          1,900         54,511
         Merit Medical Systems*                                                    400          4,804
         TriPath Imaging, Inc.*                                                 30,600        213,588
                                                                                         ------------
                                                                                              477,123
                                                                                         ------------
      MANAGED HEALTH CARE -- 0.6%
         Amerigroup Corp.*                                                       3,200         67,328
         Centene Corp.*                                                          3,000         87,510
         Wellcare Health Plans, Inc.*                                            3,685        167,446
                                                                                         ------------
                                                                                              322,284
                                                                                         ------------
      PHARMACEUTICALS -- 1.4%
         CNS, Inc.                                                               3,300         71,082
         Connetics Corp.*                                                        7,970        134,932
         First Horizon Pharmaceutical Corp.*                                    13,380        337,309
         Noven Pharmaceuticals, Inc.*                                            3,300         59,433
         Pain Therapeutics, Inc.*                                               10,550        114,679
                                                                                         ------------
                                                                                              717,435
                                                                                         ------------
      TOTAL HEALTH CARE                                                                     6,177,602
                                                                                         ------------
   INDUSTRIALS -- 22.8%
      AEROSPACE & DEFENSE -- 3.4%
         Armor Holdings, Inc.*                                                   6,995        407,739
         Aviall, Inc.*                                                           9,600        365,568
         DRS Technologies, Inc.(a)                                               7,913        434,186
         Hexcel Corp.*(a)                                                       20,600        452,582
         K&F Industries Holdings, Inc.*                                          7,500        124,500
                                                                                         ------------
                                                                                            1,784,575
                                                                                         ------------
      AIR FREIGHT & LOGISTICS -- 0.6%
         Forward Air Corp.                                                       6,000        223,740
         Hub Group, Inc. - Class A*                                              1,600         72,928
         UTI Worldwide, Inc.                                                     1,460         46,136
                                                                                         ------------

                                                                                              342,804
                                                                                         ------------
      BUILDING PRODUCTS -- 0.9%
         NCI Building Systems, Inc.*                                             6,360        380,137
         Universal Forest Products, Inc.                                         1,100         69,839
                                                                                         ------------
                                                                                              449,976
                                                                                         ------------
      CONSTRUCTION & ENGINEERING -- 2.4%
         Comfort Systems USA, Inc.                                              15,500        209,250
         Granite Construction, Inc.                                              8,090        393,821
         Perini Corp.*                                                          10,185        309,318
         Urs Corp.*                                                              3,991        160,638
         Williams Scotsman Intl, Inc.*                                           7,345        183,992
                                                                                         ------------
                                                                                            1,257,019
                                                                                         ------------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.3%
         FreightCar America, Inc.*                                               1,450         92,220
         JLG Industries, Inc.                                                    2,600         80,054
         Oshkosh Truck Corp.                                                     2,885        179,562
         Terex Corp.*(a)                                                         4,007        317,515
                                                                                         ------------
                                                                                              669,351
                                                                                         ------------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 3.5%
         G & K Services, Inc.                                                   10,285        437,524
         Huron Consulting Group, Inc.*                                           4,350        131,762
         McGrath RentCorp.                                                       7,400        222,444
         Mobile Mini, Inc.*                                                      8,770        271,168
         Navigant Consulting, Inc.*                                              4,685        100,025
         PICO Holdings, Inc.*                                                    2,300         75,647
         School Specialty, Inc.*                                                11,500        396,750
         The Advisory Board Co.*                                                 4,040        225,311
                                                                                         ------------
                                                                                            1,860,631
                                                                                         ------------
      ELECTRICAL COMPONENTS & EQUIPMENT -- 1.5%
         Energy Conversion Devices, Inc.*                                        5,330        262,129
         Regal Beloit Corp.                                                     10,509        444,215
         Woodward Governor Co.                                                   2,700         89,775
                                                                                         ------------
                                                                                              796,119
                                                                                         ------------
      ENVIRONMENTAL & FACILITIES SERVICES -- 0.9%
         Casella Waste Systems, Inc.*                                           16,166        229,719
         Waste Connections, Inc.*                                                6,535        260,158
                                                                                         ------------
                                                                                              489,877
                                                                                         ------------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.8%
         Administaff, Inc.                                                       3,500        190,260
         Kenexa Corp.*                                                           7,180        220,785
         Korn/Ferry International, Inc.*                                        15,900        324,201
         On Assignment, Inc.*                                                    6,200         68,076
         Resources Connection, Inc.*                                             6,420        159,922
                                                                                         ------------

                                                                                              963,244
                                                                                         ------------
      INDUSTRIAL MACHINERY -- 2.5%
         Briggs & Stratton Corp.                                                 6,085        215,226
         CLARCOR, Inc.                                                           2,500         89,000
         Dynamic Materials Corp.*                                                4,600        163,944
         ESCO Technologies, Inc.*                                                1,800         91,170
         IDEX Corp.                                                              4,060        211,810
         Kaydon Corp.                                                           14,053        567,179
                                                                                         ------------
                                                                                            1,338,329
                                                                                         ------------
      MACHINERY -- 0.0%
         Mascotech, Inc. Escrow*                                                 2,321              0
                                                                                         ------------
      MARINE -- 0.7%
         Kirby Corp.*                                                            5,490        373,924
                                                                                         ------------
      OFFICE SERVICES & SUPPLIES -- 0.4%
         Knoll, Inc.                                                             9,600        204,672
                                                                                         ------------
      RAILROADS -- 0.4%
         Railamerica, Inc.                                                      20,647        220,097
                                                                                         ------------
      TRADING COMPANIES & DISTRIBUTORS -- 2.3%
         Interline Brands, Inc.*                                                17,273        435,798
         WESCO International, Inc.*                                             11,255        765,454
                                                                                         ------------
                                                                                            1,201,252
                                                                                         ------------
      TRUCKING -- 0.2%
         Heartland Express, Inc.                                                 3,800         82,802
                                                                                         ------------
      TOTAL INDUSTRIALS                                                                    12,034,672
                                                                                         ------------
   INFORMATION TECHNOLOGY -- 19.5%
      APPLICATION SOFTWARE -- 2.4%
         Agile Software Corp.*                                                   2,085         15,909
         Ansys, Inc*                                                             1,200         64,980
         Blackbaud, Inc.                                                         3,200         67,808
         Concur Technologies, Inc.*                                             12,500        231,625
         Manhattan Associates, Inc.*                                            10,345        227,590
         Transaction Systems Architects, Inc.                                   10,753        335,601
         Unica Corp.*                                                            6,750         78,233
         Witness Systems, Inc.*                                                  9,155        232,537
                                                                                         ------------
                                                                                            1,254,283
                                                                                         ------------
      COMMUNICATIONS EQUIPMENT -- 1.8%
         Arris Group, Inc.*                                                      5,500         75,680
         Belden CDT, Inc.*                                                       1,900         51,737
         Ciena Corp.*                                                           20,775        108,238
         Comtech Group, Inc.*                                                    9,420         94,200
         Netgear, Inc.*                                                          4,400         83,644
         Radware, Ltd.*                                                          2,365         41,695
         Superior Essex, Inc.*                                                   6,960        177,062
         Symmetricom, Inc.*                                                     21,235        181,559
         Viasat, Inc.*                                                           4,555        130,501
                                                                                         ------------
                                                                                              944,316
                                                                                         ------------

      COMPUTER HARDWARE -- 0.4%
         Avid Technology, Inc.*                                                  5,000        217,300
                                                                                         ------------
      COMPUTER STORAGE & PERIPHERALS -- 1.4%
         Electronics for Imaging, Inc.*                                         15,170        424,304
         Komag, Inc.*                                                            2,700        128,520
         Novatel Wireless, Inc.*                                                22,600        202,270
                                                                                         ------------
                                                                                              755,094
                                                                                         ------------
      DATA PROCESSING & OUTSOURCED SERVICES -- 1.6%
         Alliance Data Systems Corp.*                                            5,030        235,253
         Euronet Worldwide, Inc.*                                                2,900        109,707
         Gevity HR, Inc.                                                         8,200        200,572
         Global Payments, Inc.                                                   3,400        180,234
         iPayment, Inc.*                                                         1,300         55,705
         Talx Corp.                                                              1,800         51,264
                                                                                         ------------
                                                                                              832,735
                                                                                         ------------
      ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.5%
         Aeroflex, Inc.*                                                         5,100         70,023
         Applied Films Corp.*                                                    4,200         81,606
         Coherent, Inc.*                                                         2,700         94,797
         Electro Scientific Industries, Inc.*                                   13,369        295,856
         GSI Group, Inc.*                                                        9,230        101,992
         Itron, Inc.*                                                            1,200         71,820
         MTS Systems Corp.                                                       1,900         79,477
                                                                                         ------------
                                                                                              795,571
                                                                                         ------------
      ELECTRONIC MANUFACTURING SERVICES -- 0.4%
         Nam Tai Electronics, Inc.*                                              9,225        211,345
                                                                                         ------------
      HOME ENTERTAINMENT SOFTWARE -- 0.3%
         Midway Games, Inc.*                                                     8,500         78,370
         THQ, Inc.*                                                              3,400         88,026
                                                                                         ------------
                                                                                              166,396
                                                                                         ------------
      INTERNET SOFTWARE & SERVICES -- 3.2%
         Aquantive, Inc.*                                                        3,000         70,620
         Ariba, Inc.                                                            15,135        148,020
         Digitas, Inc.*                                                         16,945        244,008
         Equinix, Inc.*                                                          5,945        381,788
         Interwoven, Inc.*                                                      26,232        235,826
         Skillsoft PLC Sponsored ADR*                                           75,125        393,654
         Stellent, Inc.                                                         13,800        163,668
         SupportSoft, Inc.*                                                     13,700         60,691
                                                                                         ------------
                                                                                            1,698,275
                                                                                         ------------
      IT CONSULTING & OTHER SERVICES -- 1.2%
         Covansys Corp.*                                                         4,200         72,198
         Lionbridge Technologies, Inc.*                                         26,600        210,406
         MPS Group, Inc.*                                                        4,785         73,211
         Rightnow Technologies, Inc.*                                            7,500        119,025
         SRA International, Inc. - Class A*                                      4,765        179,783
                                                                                         ------------

                                                                                              654,623
                                                                                         ------------
      SEMICONDUCTOR EQUIPMENT -- 1.5%
         Brooks Automation, Inc.*                                               13,085        186,330
         Credence Systems Corp.*                                                 6,900         50,646
         Emcore Corp.*                                                          16,625        169,908
         FEI Co.*                                                               14,435        286,535
         Photronics, Inc.*                                                       4,400         82,544
                                                                                         ------------
                                                                                              775,963
                                                                                         ------------
      SEMICONDUCTORS -- 2.2%
         DSP Group, Inc.*                                                        5,815        168,693
         Exar Corp.*                                                             4,800         68,544
         Genesis Microchip, Inc.*                                                3,500         59,640
         Integrated Device Technology, Inc.*                                    14,600        216,956
         Monolithic Power Systems, Inc.*                                         3,000         55,920
         Netlogic Microsystems, Inc.*                                            5,500        226,655
         Sigma Designs, Inc.*                                                    8,720        127,225
         Sirf Technology Holdings, Inc.*                                         6,585        233,175
                                                                                         ------------
                                                                                            1,156,808
                                                                                         ------------
      SYSTEMS SOFTWARE -- 0.7%
         Micros Systems, Inc.*                                                   2,100         96,747
         Radiant Systems, Inc.*                                                  4,600         62,192
         Wind River Systems, Inc.*                                              16,505        205,487
                                                                                         ------------
                                                                                              364,426
                                                                                         ------------
      TECHNOLOGY DISTRIBUTORS -- 0.9%
         Brightpoint, Inc.*                                                      7,457        231,614
         ScanSource, Inc*                                                        3,600        217,476
                                                                                         ------------
                                                                                              449,090
                                                                                         ------------
      TOTAL INFORMATION TECHNOLOGY                                                         10,276,225
                                                                                         ------------
   MATERIALS -- 4.4%
      ALUMINUM -- 0.3%
         Aleris International, Inc.*                                             3,000        144,210
                                                                                         ------------
      CONSTRUCTION MATERIALS -- 0.8%
         Florida Rock Industries, Inc.                                           1,000         56,220
         Headwaters, Inc.*                                                       5,800        230,782
         Texas Industries, Inc.                                                  2,500        151,225
                                                                                         ------------
                                                                                              438,227
                                                                                         ------------
      DIVERSIFIED METALS & MINING -- 0.6%
         Compass Minerals International, Inc.                                   13,220        330,368
                                                                                         ------------
      INDUSTRIAL GASES -- 1.2%
         Airgas, Inc.                                                           15,595        609,609
                                                                                         ------------
      METAL & GLASS CONTAINERS -- 0.7%
         Greif Brothers Corp. - Class A                                          5,331        364,747
                                                                                         ------------

      SPECIALTY CHEMICALS -- 0.2%
         Senomyx, Inc.*                                                          7,990        131,515
                                                                                         ------------
      STEEL -- 0.6%
         A. M. Castle & Co.*                                                     3,000         88,500
         Carpenter Technology Corp.                                                800         75,616
         Cleveland-Cliffs, Inc.                                                    700         60,984
         Commercial Metals Co.                                                   1,400         74,886
                                                                                         ------------
                                                                                              299,986
                                                                                         ------------
      TOTAL MATERIALS                                                                       2,318,662
                                                                                         ------------
   TELECOMMUNICATION SERVICES -- 0.3%
      ALTERNATIVE CARRIERS -- 0.2%
         Time Warner Telecom, Inc. - Class A*                                    6,100        109,495
                                                                                         ------------
      INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
         CT Communications, Inc.*                                                3,800         51,642
                                                                                         ------------
      TOTAL TELECOMMUNICATION SERVICES                                                        161,137
                                                                                         ------------
   UTILITIES -- 1.9%
      ELECTRIC UTILITIES -- 0.6%
         El Paso Electric Co.*                                                  16,036        305,325
                                                                                         ------------
      GAS UTILITIES -- 1.3%
         AGL Resources, Inc.*                                                    4,938        178,015
         Energen Corp.                                                           1,900         66,500
         EnergySouth, Inc.                                                       2,800         89,068
         Southern Union Co.*                                                    15,234        378,272
                                                                                         ------------
                                                                                              711,855
                                                                                         ------------
      TOTAL UTILITIES                                                                       1,017,180
                                                                                         ------------
      TOTAL COMMON STOCK
         (Cost $41,466,094)                                                                52,053,844
                                                                                         ------------
SHORT-TERM INVESTMENTS -- 1.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series   361,010        361,010
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series   361,009        361,009
                                                                                         ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $722,019)                                                                      722,019
                                                                                         ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $42,188,113)+                                                                   $ 52,775,863
                                                                                         ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   FLOATING RATE CERTIFICATES OF DEPOSIT
      Banco Santander, 4.70%, 04/13/06                                         402,034        402,034
                                                                                         ------------
   FLOATING RATE NOTE

         Sedna Finance Corp., 4.79%, 04/25/06                                  315,288        315,288
                                                                                         ------------
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 4.80%, 04/03/06           584,035        584,035
                                                                                         ------------
   TIME DEPOSIT
         Regions Bank, 4.83%,04/03/06                                           36,941         36,941
                                                                                         ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
      (Cost $1,338,298)(2)                                                               $  1,338,298
                                                                                         ============

----------
ADR  American Depository Receipt

*    Non-incoming producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $42,503,208. At March 31, 2006 net unrealized appreciation was $10,273,654. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,112,792, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $839,138.

(1) At March 31, 2006, the market value of securities on loan for the Small-Cap Core Fund was $1,292,081.

(2) The investments held as collateral on loaned securities represented 2.5% of the net assets of the Small-Cap Core Fund.

WILMINGTON FUNDS -- EQUITY FUNDS / Mid-Cap Core Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                Shares      Value
                                                                                ------   ----------
COMMON STOCK -- 97.7%
   CONSUMER DISCRETIONARY -- 15.0%
      APPAREL ACCESSORIES & LUXURY GOODS -- 0.6%
         Columbia Sportswear Co.*                                                  270   $   14,399
         Polo Ralph Lauren Corp.*                                                  280       16,971
                                                                                         ----------
                                                                                             31,370
                                                                                         ----------
      APPAREL RETAIL -- 1.7%
         AnnTaylor Stores Corp.*                                                   610       22,442
         Bebe Stores, Inc.*                                                      1,310       24,130
         Chico's FAS, Inc.*                                                        670       27,229
         Urban Outfitters, Inc.*                                                   715       17,546
                                                                                         ----------
                                                                                             91,347
                                                                                         ----------
      AUTO PARTS & EQUIPMENT -- 1.8%
         BorgWarner, Inc.                                                          520       31,221
         TRW Automotive Holdings Corp.*                                          2,950       68,735
                                                                                         ----------
                                                                                             99,956
                                                                                         ----------
      BROADCASTING & CABLE TV -- 1.9%
         Cablevision Systems New York Group - Class A*                             515       13,751
         Sirius Satellite Radio, Inc.*                                          13,915       70,687
         XM Satellite Radio Holdings, Inc.*                                        870       19,375
                                                                                         ----------
                                                                                            103,813
                                                                                         ----------
      CASINOS & GAMING -- 0.4%
         Las Vegas Sands Corp.*                                                    425       24,081
                                                                                         ----------
      DEPARTMENT STORES -- 0.7%
         Nordstrom, Inc.                                                           365       14,301
         Saks, Inc.*                                                             1,215       23,450
                                                                                         ----------
                                                                                             37,751
                                                                                         ----------
      HOME FURNISHINGS -- 0.4%
         Tempur Pedic International, Inc.*                                       1,710       24,197
                                                                                         ----------
      HOMEBUILDING -- 2.1%
         NVR, Inc.*                                                                 35       25,863
         Pulte Corp.                                                               825       31,697
         Ryland Group, Inc.                                                        875       60,725
                                                                                         ----------
                                                                                            118,285
                                                                                         ----------
      HOTELS RESORTS & CRUISE LINES -- 0.5%
         Choice Hotels International, Inc.                                         560       25,637
                                                                                         ----------

      HOUSEHOLD APPLIANCES -- 0.4%
         The Stanley Works                                                         440       22,290
                                                                                         ----------
      HOUSEWARES & SPECIALTIES -- 0.4%
         Fortune Brands, Inc.                                                      275       22,173
                                                                                         ----------
      LEISURE PRODUCTS -- 0.8%
         Brunswick Corp.                                                         1,090       42,357
                                                                                         ----------
      PUBLISHING -- 0.5%
         Getty Images, Inc.*                                                       350       26,208
                                                                                         ----------
      RESTAURANTS -- 0.6%
         Brinker International, Inc.                                               410       17,323
         Panera Bread Co.*                                                         185       13,908
                                                                                         ----------
                                                                                             31,231
                                                                                         ----------
      SPECIALTY STORES -- 2.2%
         Claire's Stores, Inc.                                                   2,425       88,051
         Office Depot, Inc.*                                                       785       29,233
                                                                                         ----------
                                                                                            117,284
                                                                                         ----------
      TOTAL CONSUMER DISCRETIONARY                                                          817,980
                                                                                         ----------
   CONSUMER STAPLES -- 3.7%
      FOOD RETAIL -- 1.8%
         Kroger Co.*                                                             1,165       23,719
         Safeway, Inc.*                                                          1,270       31,902
         Whole Foods Market, Inc.*                                                 630       41,858
                                                                                         ----------
                                                                                             97,479
                                                                                         ----------
      HOUSEHOLD PRODUCTS -- 0.5%
         Energizer Holdings, Inc.*                                                 430       22,790
         Spectrum Brands, Inc.*                                                    245        5,321
                                                                                         ----------
                                                                                             28,111
                                                                                         ----------
      HYPERMARKETS & SUPER CENTERS -- 0.5%
         BJ's Wholesale Club, Inc.*                                                840       26,468
                                                                                         ----------
      PACKAGED FOODS & MEATS -- 0.5%
         Dean Foods Co.*                                                           355       13,785
         Pilgrim's Pride Corp.                                                     725       15,711
                                                                                         ----------
                                                                                             29,496
                                                                                         ----------
      SOFT DRINKS -- 0.4%
         Pepsi Bottling Group, Inc.                                                640       19,450
                                                                                         ----------
      TOTAL CONSUMER STAPLES                                                                201,004
                                                                                         ----------
   ENERGY -- 9.7%
      COAL & CONSUMABLE FUELS -- 1.9%

         Arch Coal, Inc.                                                           175       13,290
         Consol Energy, Inc.                                                       605       44,867
         NRG Energy, Inc.*                                                         510       23,804
         Peabody Energy Corp.*                                                     920       46,377
                                                                                         ----------
                                                                                            128,338
                                                                                         ----------
      OIL & GAS DRILLING -- 0.6%
         Patterson-UTI Energy, Inc.*                                             1,040       33,238
                                                                                         ----------
      OIL & GAS EQUIPMENT & SERVICES -- 3.1%
         BJ Services Co.*                                                        2,680       92,727
         FMC Technologies, Inc.*                                                   395       20,232
         Grant Prideco, Inc.*                                                      715       30,631
         National-Oilwell, Inc.*                                                   425       27,251
                                                                                         ----------
                                                                                            170,841
                                                                                         ----------
      OIL & GAS EXPLORATION & PRODUCTION -- 2.4%
         Chesapeake Energy Corp.                                                   445       13,977
         EOG Resources, Inc.                                                        65        4,680
         Forest Oil Corp.*                                                         540       20,077
         Newfield Exploration Co.*                                                  75        3,143
         Noble Affiliat*                                                           310       13,615
         Pioneer Natural Resources Co.                                             890       39,383
         Range Resources Corp.                                                     480       13,109
         XTO Energy, Inc.                                                          525       22,874
                                                                                         ----------
                                                                                            130,858
                                                                                         ----------
      OIL & GAS EXPLORATION/PRODUCTION -- 0.1%
         Mariner Energy, Inc.*                                                     202        4,143
                                                                                         ----------
      OIL & GAS REFINING & MARKETING -- 1.4%
         Tesoro Corp.*                                                             730       49,888
         Western Gas Resources, Inc.*                                              505       24,366
                                                                                         ----------
                                                                                             74,254
                                                                                         ----------
      OIL & GAS STORAGE & TRANSPORTATION -- 0.2%
         Kinder Morgan, Inc.                                                       140       12,879
                                                                                         ----------
      TOTAL ENERGY                                                                          530,747
                                                                                         ----------
   FINANCIALS -- 21.0%
      ASSET MANAGEMENT & CUSTODY BANKS -- 2.4%
         Affiliated Managers Group, Inc.*                                          210       22,388
         Allied Capital Corp.                                                      635       19,431
         American Capital Strategies, Ltd.                                         660       23,206
         Legg Mason, Inc.                                                          400       50,132
         SEI Investments Co.                                                       430       17,428
                                                                                         ----------
                                                                                            132,585
                                                                                         ----------
      CONSUMER FINANCE -- 1.5%
         AmeriCredit Corp.*                                                      1,535       47,171
         Nelnet, Inc.*                                                             845       35,194
                                                                                         ----------
                                                                                             82,365
                                                                                         ----------

      DIVERSIFIED BANKS -- 0.4%
         CapitalSource, Inc.*                                                      975       24,258
                                                                                         ----------
      INSURANCE BROKERS -- 0.3%
         Brown & Brown, Inc.                                                       475       15,770
                                                                                         ----------
      INVESTMENT BANKING & BROKERAGE -- 0.9%
         E*TRADE Group, Inc.*                                                      790       21,314
         TD Ameritrade Holding Corp.                                             1,360       28,383
                                                                                         ----------
                                                                                             49,697
                                                                                         ----------
      LIFE & HEALTH INSURANCE -- 2.1%
         Conseco, Inc.*                                                          2,510       62,298
         UnumProvident Corp.                                                     2,645       54,170
                                                                                         ----------
                                                                                            116,468
                                                                                         ----------
      MULTI-LINE INSURANCE -- 1.2%
         Assurant, Inc.*                                                         1,360       66,980
                                                                                         ----------
      PROPERTY & CASUALTY INSURANCE -- 1.8%
         CNA Financial Corp.*                                                      760       24,198
         Fidelity National Financial, Inc.                                         815       28,957
         Philadelphia Consolidated Holding Corp.*                                1,245       42,504
                                                                                         ----------
                                                                                             95,659
                                                                                         ----------
      REAL ESTATE INVESTMENT TRUSTS -- 3.4%
         American Financial Realty Trust*                                        1,520       17,708
         Cresent Real Estate Equities Co.                                        1,080       22,756
         Developers Diversified Realty Corp.                                       275       15,056
         Global Signal, Inc.*                                                      495       24,354
         Host Marriott Corp.                                                     2,490       53,286
         Trizec Properties, Inc.                                                   615       15,824
         Vornado Realty Trust                                                      345       33,120
                                                                                         ----------
                                                                                            182,104
                                                                                         ----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.7%
         CB Richard Ellis Group, Inc.*                                           1,145       92,402
                                                                                         ----------
      REGIONAL BANKS -- 1.5%
         Bok Financial Corp*                                                       515       24,488
         Compass Bancshares, Inc.                                                  495       25,052
         M&T Bank Corp.                                                            125       14,268
         Valley National Bancorp                                                   630       16,141
                                                                                         ----------
                                                                                             79,949
                                                                                         ----------
      SPECIALIZED FINANCE -- 0.5%
         The Chicago Mercantile Exchange*                                           55       24,613
                                                                                         ----------
      THRIFTS & MORTGAGE FINANCE -- 3.3%
         IndyMac Bancorp, Inc.                                                     540       22,102
         MGIC Investment Corp.                                                     805       53,637
         PMI Group, Inc.                                                         1,035       47,527

         Radian Group, Inc.                                                        385       23,196
         Sovereign Bancorp, Inc.                                                 1,525       33,413
                                                                                         ----------
                                                                                            179,875
                                                                                         ----------
      TOTAL FINANCIALS                                                                    1,142,725
                                                                                         ----------
   HEALTH CARE -- 11.1%
      BIOTECHNOLOGY -- 1.5%
         Applera Corp.-Applied Biosystems Group                                  2,935       79,655
                                                                                         ----------
      HEALTH CARE DISTRIBUTORS -- 0.7%
         AmerisourceBergen Corp.                                                   350       16,895
         McKesson Corp.                                                            390       20,331
                                                                                         ----------
                                                                                             37,226
                                                                                         ----------
      HEALTH CARE EQUIPMENT -- 2.0%
         Cytyc Corp.*                                                              595       16,767
         PerkinElmer, Inc.                                                       3,140       73,695
         Thermo Electron Corp.*                                                    515       19,101
                                                                                         ----------
                                                                                            109,563
                                                                                         ----------
      HEALTH CARE SERVICES -- 1.9%
         Cerner Corp.*                                                             550       26,098
         Covance, Inc.*                                                            510       29,963
         Express Scripts, Inc.*                                                    290       25,491
         Pharmaceutical Product Development, Inc.                                  620       21,458
                                                                                         ----------
                                                                                            103,010
                                                                                         ----------
      MANAGED HEALTH CARE -- 3.1%
         CIGNA Corp.                                                               560       73,146
         Coventry Health Care, Inc.*                                               230       12,415
         Health Net, Inc.*                                                         535       27,189
         Humana, Inc.*                                                             630       33,170
         Sierra Health Services, Inc.*                                             575       23,403
                                                                                         ----------
                                                                                            169,323
                                                                                         ----------
      PHARMACEUTICALS -- 1.9%
         American Pharmaceutical Partners, Inc.*                                   595       16,952
         Barr Laboratories, Inc.*                                                  570       35,899
         KOS Pharmaceuticals, Inc.*                                              1,060       50,636
                                                                                         ----------
                                                                                            103,487
                                                                                         ----------
      TOTAL HEALTH CARE                                                                     602,264
                                                                                         ----------
   INDUSTRIALS -- 10.0%
      AEROSPACE & DEFENSE -- 0.9%
         Precision Castparts Corp.                                                 850       50,490
                                                                                         ----------
      AIR FREIGHT & LOGISTICS -- 0.3%
         Expeditors International of Washington, Inc.                              215       18,574
                                                                                         ----------
      AIRLINES -- 0.9%

         AMR Corp.*                                                              1,800       48,690
                                                                                         ----------
      BUILDING PRODUCTS -- 0.9%
         USG Corp.                                                                 515       48,904
                                                                                         ----------
      CONSTRUCTION & ENGINEERING -- 0.3%
         Jacobs Engineering Group, Inc.*                                           170       14,746
                                                                                         ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.7%
         Joy Global, Inc.*                                                         635       37,954
                                                                                         ----------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.3%
         Brink's Co.*                                                            1,225       62,181
         West Corp.*                                                               200        8,932
                                                                                         ----------
                                                                                             71,113
                                                                                         ----------
      ELECTRICAL COMPONENTS & EQUIPMENT -- 0.1%
         American Power Conversion Corp.                                           190        4,391
                                                                                         ----------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.3%
         Robert Half International, Inc.*                                          430       16,602
                                                                                         ----------
      INDUSTRIAL MACHINERY -- 1.5%
         SPX Corp.*                                                              1,500       80,131
                                                                                         ----------
      TRADING COMPANIES & DISTRIBUTORS -- 1.2%
         MSC Industrial Direct Co., Inc.- Class A*                               1,170       63,203
                                                                                         ----------
      TRUCKING -- 1.6%
         Laidlaw International, Inc.*                                            2,255       61,336
         Landstar Systems, Inc.*                                                   385       16,986
         Swift Transportation Co., Inc.*                                           585       12,712
                                                                                         ----------
                                                                                             91,034
                                                                                         ----------
      TOTAL INDUSTRIALS                                                                     545,832
                                                                                         ----------
   INFORMATION TECHNOLOGY -- 14.0%
      APPLICATION SOFTWARE -- 2.5%
         Compuware Corp.*                                                        6,260       49,016
         Fair, Isaac & Co., Inc.                                                   285       11,292
         Intuit, Inc.*                                                             890       47,339
         Synopsys, Inc.*                                                         1,295       28,943
                                                                                         ----------
                                                                                            136,590
                                                                                         ----------
      COMMUNICATIONS EQUIPMENT -- 0.5%
         ADC Telecommunications, Inc.*                                             900       23,031
         Avaya, Inc.*                                                              505        5,707
                                                                                         ----------
                                                                                             28,738
                                                                                         ----------
      COMPUTER HARDWARE -- 0.6%
         NCR Corp.*                                                                765       31,969
                                                                                         ----------
      COMPUTER STORAGE & PERIPHERALS -- 2.3%
         Sandisk Corp.*                                                            915       52,630
         Western Digital Corp.*                                                  3,605       70,044
                                                                                         ----------

                                                                                            122,674
                                                                                         ----------
      DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
         Fiserv, Inc.*                                                             405       17,233
         Global Payments, Inc.                                                     375       19,879
         Iron Mountain, Inc.*                                                      390       15,889
                                                                                         ----------
                                                                                             53,001
                                                                                         ----------
      ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.7%
         Agilent Technologies, Inc.*                                               375       14,081
         AVX Corp.                                                               1,275       22,568
                                                                                         ----------
                                                                                             36,649
                                                                                         ----------
      ELECTRONIC MANUFACTURING SERVICES -- 0.4%
         Trimble Navigation, Ltd.*                                                 465       20,948
                                                                                         ----------
      HOME ENTERTAINMENT SOFTWARE -- 0.2%
         Activision, Inc.*                                                         420        5,792
         Take-Two Interactive Software, Inc.*                                      330        6,158
                                                                                         ----------
                                                                                             11,950
                                                                                         ----------
      IT CONSULTING & OTHER SERVICES -- 0.7%
         Cognizant Technology Solutions Corp.*                                     265       15,765
         SRA International, Inc. - Class A*                                        540       20,374
                                                                                         ----------
                                                                                             36,139
                                                                                         ----------
      SEMICONDUCTOR EQUIPMENT -- 0.6%
         KLA-Tencor Corp.                                                          510       24,664
         MEMC Electronic Materials, Inc.*                                          230        8,492
                                                                                         ----------
                                                                                             33,156
                                                                                         ----------
      SEMICONDUCTORS -- 3.4%
         Advanced Micro Devices, Inc.*                                             855       28,352
         Broadcom Corp. Cl-A*                                                      970       41,865
         Freescale Semiconductor, Inc.*                                          1,395       38,739
         Intersil Corp. - Class A*                                                 180        5,206
         Microchip Technology, Inc.                                                135        4,901
         Micron Technology, Inc.*                                                1,385       20,387
         National Semiconductor Corp.                                            1,825       50,807
                                                                                         ----------
                                                                                            190,257
                                                                                         ----------
      SYSTEMS SOFTWARE -- 1.1%
         McAfee, Inc.*                                                             440       10,705
         Novell, Inc.*                                                           2,730       20,966
         Red Hat, Inc.*                                                            965       27,001
                                                                                         ----------
                                                                                             58,672
                                                                                         ----------
      TOTAL INFORMATION TECHNOLOGY                                                          760,743
                                                                                         ----------

   MATERIALS -- 5.2%
      CONSTRUCTION MATERIALS -- 0.8%
         Florida Rock Industries, Inc.                                             520       29,234
         Martin Marietta Materials Corp.                                           130       13,914
                                                                                         ----------
                                                                                             43,148
                                                                                         ----------
      DIVERSIFIED CHEMICALS -- 1.2%
         Ashland, Inc.*                                                            745       52,954
         FMC Corp.*                                                                315       19,524
                                                                                         ----------
                                                                                             72,478
                                                                                         ----------
      DIVERSIFIED METALS & MINING -- 0.3%
         Freeport-McMoRan Copper & Gold, Inc. - Class B                            235       14,046
                                                                                         ----------
      FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.8%
         The Mosaic Co.*                                                         2,890       41,472
                                                                                         ----------
      METAL & GLASS CONTAINERS -- 0.8%
         Crown Holdings, Inc.*                                                   2,415       42,842
                                                                                         ----------
      PAPER PACKAGING -- 0.4%
         Packaging Corp. of America*                                               990       22,216
                                                                                         ----------
      STEEL -- 0.9%
         Allegheny Technologies, Inc.                                              810       49,556
                                                                                         ----------
      TOTAL MATERIALS                                                                       285,758
                                                                                         ----------
   TELECOMMUNICATION SERVICES -- 1.4%
      TELECOMMUNICATION SERVICES -- 0.8%
         NTL, Inc.*                                                              1,437       41,830
                                                                                         ----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
         American Tower Corp. Cl.- A*                                              430       13,038
         Crown Castle International Corp.*                                         730       20,696
                                                                                         ----------
                                                                                             33,734
                                                                                         ----------
      TOTAL TELECOMMUNICATION SERVICES                                                       75,564
                                                                                         ----------
   UTILITIES -- 6.6%
      ELECTRIC UTILITIES -- 2.2%
         Allegheny Energy, Inc.*                                                   780       26,403
         DPL, Inc.                                                                 865       23,355
         Edison International Co.*                                                 695       28,620
         Reliant Resources, Inc.*                                                3,905       41,315
                                                                                         ----------
                                                                                            119,693
                                                                                         ----------
      GAS UTILITIES -- 1.2%
         ONEOK, Inc.                                                               540       17,415
         Questar Corp.                                                             325       22,766
         Southern Union Co.*                                                       995       24,706
                                                                                         ----------
                                                                                             64,887
                                                                                         ----------

      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.9%
         AES Corp.*                                                              3,875       66,107
         Constellation Energy Group                                                210       11,489
         Dynegy, Inc.                                                              405        1,944
         NRG Energy, Inc.*                                                         510       23,062
                                                                                         ----------
                                                                                            102,602
                                                                                         ----------
      MULTI-UTILITIES -- 1.3%
         CMS Energy Corp.*                                                       4,285       55,491
         PG&E Corp.                                                                435       16,922
                                                                                         ----------
                                                                                             72,413
                                                                                         ----------
      TOTAL UTILITIES                                                                       359,595
                                                                                         ----------
      TOTAL COMMON STOCK
         (Cost $5,131,669)                                                                5,346,016
                                                                                         ----------
SHORT-TERM INVESTMENTS -- 1.9%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series    50,685       50,685
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series    50,685       50,685
                                                                                         ----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $101,370)                                                                    101,370
                                                                                         ----------
TOTAL INVESTMENTS -- 100.0%
      (Cost $5,256,636)+                                                                 $5,447,386
                                                                                         ==========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $5,263,012. At March 31, 2006, net unrealized appreciation was $184,374. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $318,076 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $133,702.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Growth Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                             Shares      Value
                                                             ------   ----------
COMMON STOCK -- 99.3%
   CONSUMER DISCRETIONARY -- 10.1%
      APPAREL ACCESSORIES & LUXURY GOODS -- 1.4%
         Carter's, Inc.*                                        100   $    6,749
         Charles & Colvard Ltd.*                                691        7,484
         Cherokee, Inc.*                                        920       37,049
                                                                      ----------
                                                                          51,282
                                                                      ----------
      APPAREL RETAIL -- 0.5%
         Aeropostale, Inc.**                                    220        6,635
         Dress Barn, Inc.*                                      165        7,912
         New York & Co., Inc.*                                  280        4,183
                                                                      ----------
                                                                          18,730
                                                                      ----------
      AUTO PARTS & EQUIPMENT -- 0.2%
         Visteon Corp.                                        1,420        6,532
                                                                      ----------
      AUTOMOBILE MANUFACTURERS -- 0.3%
         Thor Industries, Inc.                                  220       11,739
                                                                      ----------
      AUTOMOTIVE RETAIL -- 0.3%
         The Pantry, Inc.*                                      150        9,359
                                                                      ----------
      BROADCASTING & CABLE TV -- 0.5%
         Crown Media Holdings, Inc.*                          1,730       10,968
         Mediacom Communications Corp.*                       1,145        6,584
                                                                      ----------
                                                                          17,552
                                                                      ----------
      CASINOS & GAMING -- 0.7%
         Mikohn Gaming Corp.*                                 2,610       24,978
                                                                      ----------
      CATALOG DETAIL -- 0.7%
         Coldwater Creek, Inc.*                                 907       25,216
                                                                      ----------
      COMPUTER & ELECTRONICS RETAIL -- 0.2%
         Gamestop Corp. -  Class A*                             130        6,128
                                                                      ----------
      DISTRIBUTORS -- 0.3%
         Building Materials Holding Corp.                       260        9,266
                                                                      ----------
      FOOTWEAR -- 0.2%
         Skechers USA, Inc. - Class A*                          310        7,728
                                                                      ----------

      HOMEBUILDING -- 0.3%
         William Lyon Homes, Inc.*                              105       10,046
                                                                      ----------
      HOMEFURNISHING RETAIL -- 0.5%
         Select Comfort Corp.*                                  500       19,775
                                                                      ----------
      HOUSEWARES & SPECIALTIES -- 0.3%
         Jarden Corp.**                                         360       11,826
                                                                      ----------
      INTERNET RETAIL -- 1.4%
         Netflix, Inc.*                                       1,055       30,585
         NutriSystem, Inc.*                                     270       12,830
         Overstock.com, Inc.*                                   420       12,524
                                                                      ----------
                                                                          55,939
                                                                      ----------
      LEISURE FACILITIES -- 0.2%
         Life Time Fitness, Inc.*                               180        8,433
                                                                      ----------
      PUBLISHING -- 0.2%
         Martha Stewart Living Omnimedia, Inc.*                 340        5,732
                                                                      ----------
      RESTAURANTS -- 0.8%
         AFC Enterprises, Inc.                                  640        8,896
         CEC Entertainment, Inc.*                               180        6,052
         McCormick & Schmick's Seafood Restaurants, Inc.*       525       13,372
                                                                      ----------
                                                                          28,320
                                                                      ----------
      SPECIALIZED CONSUMER SERVICES -- 0.6%
         Escala Group, Inc.*                                    260        6,809
         Matthews International Corp. - Class A                 150        5,739
         Pre-Paid Legal Services, Inc.*                         280        9,934
                                                                      ----------
                                                                          22,482
                                                                      ----------
      SPECIALTY STORES -- 0.5%
         Petco Animal Supplies, Inc.*                           320        7,542
         Tractor Supply Co.*                                    180       11,941
                                                                      ----------
                                                                          19,483
                                                                      ----------
      TOTAL CONSUMER DISCRETIONARY                                       370,546
                                                                      ----------
   CONSUMER STAPLES -- 2.2%
      FOOD RETAIL -- 0.7%
         Great Atlantic & Pacific Tea Co., Inc.                 680       23,752
                                                                      ----------
      PERSONAL PRODUCTS -- 0.8%
         Mannatech, Inc.*                                       760       13,209
         NU Skin Enterprises, Inc.*                             360        6,311
         Parlux Fragrances, Inc.*                               375       12,094
                                                                      ----------

                                                                          31,614
                                                                      ----------
      SOFT DRINKS -- 0.7%
         Coca-Cola Bottling Co.*                                300       13,680
         Hansen Natural Corp.*                                  100       12,605
                                                                      ----------
                                                                          26,285
                                                                      ----------
      TOTAL CONSUMER STAPLES                                              81,651
                                                                      ----------
   ENERGY -- 15.2%
      COAL & CONSUMABLE FUELS -- 1.2%
         Foundation Coal Holdings, Inc.*                        765       31,472
         James River Coal Co.*                                  320       10,870
                                                                      ----------
                                                                          42,342
                                                                      ----------
      OIL & GAS DRILLING -- 1.9%
         DI Industries, Inc.*                                 1,040        7,738
         Parker Drilling Co.*                                 1,040        9,641
         Pioneer Drilling Co.*                                1,000       16,430
         Todco*                                                 910       35,863
                                                                      ----------
                                                                          69,672
                                                                      ----------
      OIL & GAS EQUIPMENT & SERVICES -- 5.1%
         Carbo Ceramics, Inc.                                   205       11,667
         Dril-Quip, Inc.*                                       185       13,107
         Global Industries Ltd.*                                550        7,970
         Gulf Island Fabrication, Inc.*                       1,520       35,979
         Helix Energy Solutions Group, Inc.*                    500       18,950
         Hornbeck Offshore Services, Inc.*                      280       10,100
         Lone Star Technologies, Inc.*                          125        6,926
         Lufkin Industries, Inc.                                300       16,632
         NS Group, Inc.*                                        330       15,190
         Oceaneering International, Inc.*                       120        6,876
         Oil States International, Inc.*                        310       11,424
         Superior Energy Services, Inc.*                        300        8,037
         TETRA Technologies, Inc.*                              170        7,997
         W-H Energy Services, Inc.*                             385       17,129
                                                                      ----------
                                                                         187,984
                                                                      ----------
      OIL & GAS EXPLORATION & PRODUCTION -- 5.8%
         Atlas America, Inc.*                                   135        6,454
         ATP Oil & Gas Co.*                                     420       18,442
         Cabot Oil & Gas Corp.                                  130        6,231
         Callon Petroleum Co.*                                  340        7,147
         Carrizo Oil & Gas Inc.*                                480       12,475
         Cheniere Energy, Inc.*                                 285       11,562
         Clayton Williams Energy Inc.*                          145        5,933
         Comstock Resources, Inc.*                              380       11,282
         Edge Petroleum Corp.*                                  430       10,741
         Energy Partners Ltd.*                                  320        7,546
         Gasco Energy, Inc.*                                  1,865       10,444
         Goodrich Petroleum Corp.*                              440       11,880
         KCS Energy, Inc.*                                      380        9,880
         KFX, Inc.*                                             345        6,279
         Parallel Petroleum Corp.*                              600       11,070
         Petrohawk Energy Corp.*                                800       10,960
         St. Mary Land & Exploration Co.                        280       11,432
         Toreador Resources Corp.*                              575       17,888
         Tri-Valley Corp.*                                      540        4,304

         W&T Offshore, Inc.*                                    230        9,271
         Warren Resources, Inc.*                                660        9,834
                                                                      ----------
                                                                         211,055
                                                                      ----------
      OIL & GAS REFINING & MARKETING -- 1.2%
         Frontier Oil Corp.*                                    200       11,870
         Giant Industries, Inc.*                                155       10,779
         Holly Corp.*                                           100        7,412
         World Fuel Services Corp.                              380       15,367
                                                                      ----------
                                                                          45,428
                                                                      ----------
      TOTAL ENERGY                                                       556,481
                                                                      ----------
   FINANCIALS -- 6.8%
      CONSUMER FINANCE -- 0.8%
         Advanta Corp - Class B                                 300       11,061
         Asta Funding, Inc.*                                    420       13,969
         CompuCredit Corp.*                                     150        5,522
                                                                      ----------
                                                                          30,552
                                                                      ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.3%
         Washington Real Estate Investment Trust*               300       10,896
                                                                      ----------
      INSURANCE BROKERS -- 0.5%
         Clark, Inc.                                            560        6,614
         National Financial Partners Corp.                      180       10,174
                                                                      ----------
                                                                          16,788
                                                                      ----------
      LIFE & HEALTH INSURANCE -- 0.3%
         Universal American Financial Corp.*                    765       11,781
                                                                      ----------
      PROPERTY & CASUALTY INSURANCE -- 0.9%
         Covanta Holding Corp. *                                635       10,585
         Seabright Insurance Holdings*                          640       11,149
         Tower Group, Inc.*                                     280        6,468
         Zenith National Insurance Corp.                        100        4,813
                                                                      ----------
                                                                          33,015
                                                                      ----------
      REAL ESTATE INVESTMENT TRUSTS -- 0.5%
         Entertainment Properties Trust                         160        6,717
         Inland Real Estate Corp.                               715       11,662
                                                                      ----------
                                                                          18,379
                                                                      ----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
         Jones Lang Lasalle, Inc.*                              380       29,084
                                                                      ----------
      REGIONAL BANKS -- 1.5%
         First Regional Bancorp, Inc.*                          180       16,043
         Northern Empire Bancshares*                            380        9,595
         Republic Bancorp, Inc.*                              1,120       13,485
         SVB Financial Group*                                   135        7,162

            UCBH Holdings, Inc.                                 400        7,568
                                                                      ----------
                                                                          53,853
                                                                      ----------
      SPECIALIZED FINANCE -- 0.8%
         Nasdaq Stock Market, Inc.*                             480       19,219
         NYSE Group, Inc.*                                      160       12,680
                                                                      ----------
                                                                          31,899
                                                                      ----------
      THRIFTS & MORTGAGE FINANCE -- 0.4%
         First Busey Corp.*                                     660       13,926
                                                                      ----------
      TOTAL FINANCIALS                                                   250,173
                                                                      ----------
   HEALTH CARE -- 17.3%
      BIOTECHNOLOGY -- 3.4%
         Northfield Laboratories, Inc.                          820        8,200
         Abgenix, Inc.*                                         300        6,750
         Alkermes, Inc.*                                        300        6,615
         Amylin Pharmaceuticals, Inc.*                          500       24,475
         Cubist Pharmaceuticals, Inc.*                          320        7,350
         Geron Corp.*                                           955        7,936
         Idenix Pharmaceuticals, Inc.*                          630        8,549
         Keryx Biopharmaceuticals, Inc*                         595       11,370
         Momenta Pharmaceuticals, Inc.*                         430        8,454
         Myogen, Inc.*                                          310       11,231
         Neurocrine Biosciences, Inc.*                          120        7,745
         Nuvelo, Inc.*                                          280        4,990
         Progenics Pharmaceuticals, Inc.*                       440       11,656
                                                                      ----------
                                                                         125,321
                                                                      ----------
      HEALTH CARE -- 0.4%
         National Health Realty, Inc.*                          700       13,944
                                                                      ----------
      HEALTH CARE DISTRIBUTORS -- 0.2%
         Owens & Minor, Inc.                                    220        7,209
                                                                      ----------
      HEALTH CARE EQUIPMENT -- 4.3%
         AngioDynamics, Inc.*                                   400       12,024
         Arthrocare Corp.*                                      295       14,107
         Candela Corp.*                                         380        8,208
         Conor Medsystems, Inc.*                                510       14,994
         Hologic, Inc.*                                         200       11,070
         Intuitive Surgical, Inc.*                              230       27,140
         IRIS International, Inc.*                            1,075       16,802
         Mentor Corp.                                           160        7,250
         Palomar Medical Technologies, Inc.*                    860       28,767
         Somanetics Corp.*                                      260        5,741
         SurModics, Inc.*                                       175        6,188
         Symmetry Medical, Inc.*                                315        6,681
                                                                      ----------
                                                                         158,972
                                                                      ----------
      HEALTH CARE FACILITIES -- 1.6%
         American Retirement Corp.*                             240        6,149
         LCA Vision, Inc.                                       900       45,100
         Psychiatric Solutions, Inc.*                           200        6,626
                                                                      ----------

                                                                          57,875
                                                                      ----------
      HEALTH CARE SERVICES -- 3.6%
         Apria Healthcare Group, Inc.*                          280        6,434
         BioScrip, Inc.*                                      1,390       10,022
         Computer Programs and Systems, Inc.                    220       11,000
         HealthExtras, Inc.*                                    480       16,944
         Horizon Health Corp.*                                  310        6,138
         Matria Healthcare,  Inc.*                              240        9,110
         Merge Technologies, Inc.*                            1,880       30,024
         Phase Forward, Inc.*                                   780        8,689
         Trizetto Group, Inc.*                                  585       10,290
         Ventiv Health, Inc.*                                   360       11,959
         Vital Images, Inc.*                                    340       11,587
                                                                      ----------
                                                                         132,197
                                                                      ----------
      HEALTH CARE SUPPLIES -- 1.4%
         Lifecell Corp.*                                        495       11,162
         TriPath Imaging, Inc.*                               5,490       38,320
                                                                      ----------
                                                                          49,482
                                                                      ----------
      MANAGED HEALTH CARE -- 1.1%
         Centene Corp.*                                         430       12,543
         Wellcare Health Plans, Inc.*                           590       26,810
                                                                      ----------
                                                                          39,353
                                                                      ----------
      PHARMACEUTICALS -- 1.3%
         CNS, Inc.                                              500       10,770
         Nastech Pharmaceutical Company, Inc.*                  650       11,700
         New River Pharmaceuticals, Inc.*                       380       12,620
         Pozen, Inc.*                                           640       10,688
                                                                      ----------
                                                                          45,778
                                                                      ----------
      TOTAL HEALTH CARE                                                  630,131
                                                                      ----------
   INDUSTRIALS -- 15.0%
      AEROSPACE & DEFENSE -- 2.0%
         Aviall, Inc.*                                          230        8,758
         Be Aerospace, Inc.*                                    300        7,536
         DRS Technologies, Inc.                                 242       13,279
         Essex Corp.**                                          555       12,221
         Orbital Sciences Corp.*                                640       10,125
         Teledyne Technologies, Inc.*                           305       10,858
         United Industrial Corp.*                               120        7,312
                                                                      ----------
                                                                          70,089
                                                                      ----------
      AIR FREIGHT & LOGISTICS -- 1.9%
         ABX Air, Inc.*                                       1,740       11,849
         Forward Air Corp.                                    1,125       41,951
         Hub Group, Inc. - Class A*                             330       15,041
                                                                      ----------
                                                                          68,841
                                                                      ----------
      AIRLINES -- 1.1%

         Continental Airlines, Inc. - Class B*                  520       13,988
         Frontier Airlines, Inc.*                               700        5,390
         Mesa Airlines, Inc.*                                   960       10,982
         World Air Holdings, Inc.*                            1,160       11,391
                                                                      ----------
                                                                          41,751
                                                                      ----------
      BUILDING PRODUCTS -- 0.3%
         NCI Building Systems, Inc.*                            210       12,552
                                                                      ----------
      COMMERCIAL PRINTING -- 0.2%
         Cenveo, Inc.*                                          480        7,958
                                                                      ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.1%
         Astec Industries, Inc.*                                255        9,155
         JLG Industries, Inc.                                   520       16,011
         Manitowoc, Inc.*                                       100        9,115
         Westinghouse Air Brake Co.*                            220        7,172
                                                                      ----------
                                                                          41,453
                                                                      ----------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
         McGrath RentCorp                                     1,220       36,673
                                                                      ----------
      ELECTRICAL COMPONENTS & EQUIPMENT -- 0.3%
         Energy Conversion Devices, Inc.*                       220       10,820
                                                                      ----------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.7%
         Administaff, Inc.                                      295       16,036
         COMSYS IT Partners, Inc.*                              940       10,237
         Hudson Highland Group, Inc.*                         1,090       20,645
         Labor Ready, Inc.*                                     630       15,089
                                                                      ----------
                                                                          62,007
                                                                      ----------
      INDUSTRIAL CONGLOMERATES -- 0.2%
            Walter Industries, Inc.*                            100        6,662
                                                                      ----------
      INDUSTRIAL MACHINERY -- 2.1%
         3-D Systems Corp.*                                     485       10,364
         American Science & Engineering, Inc.*                  135       12,609
         Dynamic Materials Corp.*                               280        9,979
         ESCO Technologies, Inc.*                               260       13,169
         Sun Hydraulics Corp.*                                  800       17,104
         Turbochef Technologies, Inc.*                          900       10,980
                                                                      ----------
                                                                          74,205
                                                                      ----------
      TRADING COMPANIES & DISTRIBUTORS -- 1.8%
         Lawson Products, Inc.                                  420       17,195
         Beacon Roofing Supply, Inc.*                           410       16,662
         Huttig Building Products, Inc.*                        970        9,031
         Watsco, Inc.*                                          140        9,947
         WESCO International, Inc.*                             210       14,282
                                                                      ----------
                                                                          67,117
                                                                      ----------

      TRUCKING -- 1.3%
         Heartland Express, Inc.                                490       10,677
         Knight Transportation, Inc.*                           500        9,875
         USATruck, Inc.*                                      1,165       28,682
                                                                      ----------
                                                                          49,234
                                                                      ----------
      TOTAL INDUSTRIALS                                                  549,362
                                                                      ----------
   INFORMATION TECHNOLOGY -- 29.4%
      APPLICATION SOFTWARE -- 4.5%
         Blackboard, Inc.*                                      240        6,818
         Bottomline Technologies, Inc.*                         880       12,082
         Concur Technologies, Inc.*                           2,015       37,338
         MapInfo Corp.*                                       1,080       15,142
         MRO Software, Inc.*                                    420        6,703
         Nuance Communications, Inc.*                         1,570       18,542
         Sonic Solutions*                                       620       11,228
         Transaction Systems Architects, Inc.                   210        6,554
         Verint Systems, Inc.*                                  640       22,637
         Witness Systems, Inc.*                                 900       22,860
                                                                      ----------
                                                                         159,904
                                                                      ----------
      COMMUNICATIONS EQUIPMENT -- 2.6%
         Adtran, Inc.                                           480       12,566
         Arris Group, Inc.*                                   1,700       23,392
         Blue Coat Systems, Inc.*                               245        5,326
         Comtech Telecommunications*                            400       11,668
         Endwave Corp.*                                       1,300       19,097
         Interdigital Communications Corp.*                     270        6,620
         IXYS Corp.*                                            840       11,978
         Viasat, Inc.*                                          215        6,160
                                                                      ----------
                                                                          96,807
                                                                      ----------
      COMPUTER HARDWARE -- 0.7%
         Palm, Inc.*                                            690       15,980
         Stratasys, Inc.*                                       385       11,350
                                                                      ----------
                                                                          27,330
                                                                      ----------
      COMPUTER STORAGE & PERIPHERALS -- 1.8%
         Emulex Corp.*                                          680       11,621
         Intermec, Inc.*                                        175        5,339
         Komag, Inc.*                                           170        8,092
         Maxtor Corp.*                                          780        7,457
         Novatel Wireless, Inc.*                              3,020       27,029
         Prestek, Inc.*                                         575        6,843
                                                                      ----------
                                                                          66,381
                                                                      ----------
      DATA PROCESSING & OUTSOURCED SERVICES -- 2.1%
         Euronet Worldwide, Inc.*                               795       30,075
         Gevity HR, Inc.                                      1,540       37,669
         MoneyGram International, Inc.*                         260        7,987
                                                                      ----------
                                                                          75,731
                                                                      ----------

      ELECTRONIC EQUIPMENT MANUFACTURERS -- 2.5%
         Fargo Electronics*                                   1,680       28,409
         Faro Technologies, Inc.*                             2,010       28,643
         Itron, Inc.*                                           250       14,963
         Lojack Corp.*                                          460       11,031
         Par Technology Corp.*                                  520        9,225
                                                                      ----------
                                                                          92,271
                                                                      ----------
      ELECTRONIC MANUFACTURING SERVICES -- 0.3%
         International Displayworks, Inc.*                    1,680       11,004
                                                                      ----------
      HOME ENTERTAINMENT SOFTWARE -- 0.3%
         Midway Games, Inc.*                                  1,200       11,064
                                                                      ----------
      INTERNET SOFTWARE & SERVICES -- 4.7%
         Aquantive, Inc.*                                       415        9,769
         Bankrate, Inc.*                                        230       10,019
         Click Commerce, Inc.*                                  260        6,224
         Cybersource Corp.*                                     960       10,714
         Digital Insight Corp.*                                 200        7,280
         Homestore, Inc.*                                     2,100       13,776
         HouseValues, Inc.*                                     375        3,090
         Interwoven, Inc.*                                    1,860       16,721
         Ivillage, Inc.*                                      1,710       14,381
         Online Resources Corp.*                              2,435       31,655
         United Online, Inc.*                                   560        7,202
         Valueclick, Inc.*                                      560        9,475
         Webex Communications, Inc.*                            520       17,508
         WebSideStory, Inc.*                                    630       10,830
                                                                      ----------
                                                                         168,644
                                                                      ----------
      IT CONSULTING & OTHER SERVICES -- 0.6%
         Covansys Corp.*                                        835       14,354
         Rightnow Technologies, Inc.*                           520        8,252
                                                                      ----------
                                                                          22,606
                                                                      ----------
      SEMICONDUCTOR EQUIPMENT -- 2.1%
         Credence Systems Corp.*                                610        4,477
         Emcore Corp.*                                        2,320       23,710
         P D F Solutions, Inc.*                               1,860       35,191
         Photronics, Inc.*                                      380        7,129
         Rudolph Technologies, Inc.*                            286        4,876
                                                                      ----------
                                                                          75,383
                                                                      ----------
      SEMICONDUCTORS -- 3.5%
         Power Integrations, Inc.*                              540       13,381
         DSP Group, Inc.*                                       370       10,734
         Microsemi Corp.*                                       495       14,409
         Monolithic Power Systems, Inc.*                      1,900       35,416
         Netlogic Microsystems, Inc.*                           635       26,168
         Silicon Laboratories, Inc.*                            140        7,693
         Sirf Technology Holdings, Inc.*                        195        6,905
         Trident Microsystems, Inc.*                            450       13,077
                                                                      ----------
                                                                         127,783
                                                                      ----------

      SOFTWARE -- 0.4%
         Parametric Technology Corp.*                           842       13,750
                                                                      ----------
      SYSTEMS SOFTWARE -- 2.8%
         Macrovision Corp.*                                     630       13,955
         Micros Systems, Inc.*                                  480       22,114
         Progress Software Co.*                                 390       11,345
         Quality Systems, Inc.*                                 300        9,930
         Radiant Systems, Inc.*                                 580        7,842
         Secure Computing Corp.*                                700        8,078
         Wind River Systems, Inc.*                            2,370       29,507
                                                                      ----------
                                                                         102,771
                                                                      ----------
      TECHNOLOGY DISTRIBUTORS -- 0.5%
         Agilysys, Inc.*                                        420        6,325
         Bell Microproducts, Inc.*                            1,915       11,796
                                                                      ----------
                                                                          18,121
                                                                      ----------
      TOTAL INFORMATION TECHNOLOGY                                     1,069,550
                                                                      ----------
   MATERIALS -- 2.5%
      ALUMINUM -- 0.2%
         Aleris International, Inc.*                            160        7,691
                                                                      ----------
      CONSTRUCTION MATERIALS -- 0.4%
         Eagle Materials, Inc.*                                 240       15,302
                                                                      ----------
      DIVERSIFIED METALS & MINING -- 0.4%
         Titanium Metals Corp.*                                 290       14,080
                                                                      ----------
      SPECIALTY CHEMICALS -- 0.3%
         Senomyx, Inc.*                                         635       10,452
                                                                      ----------
      STEEL -- 1.2%
         AK Steel Holding Corp.*                                600        9,000
         Cleveland-Cliffs, Inc.                                 330       28,749
         Reliance Steel & Aluminum Co.*                          80        7,514
                                                                      ----------
                                                                          45,263
                                                                      ----------
      TOTAL MATERIALS                                                     92,788
                                                                      ----------
   TELECOMMUNICATION SERVICES -- 0.8%
      WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
         Centennial Communications, Inc.*                       635        4,655
         Dobson Communications Corp.*                         1,405       11,268
         SBA Communications Corp.*                              560       13,109
                                                                      ----------
      TOTAL TELECOMMUNICATION SERVICES                                    29,032
                                                                      ----------
      TOTAL COMMON STOCK
         (Cost $3,389,682)                                             3,629,714
                                                                      ----------
SHORT-TERM INVESTMENTS -- 0.7%
            BlackRock Liquidity Funds TempCash
               Portfolio - Institutional Series              12,301       12,301
            BlackRock Liquidity Funds TempFund
               Portfolio - Institutional Series              12,301       12,301
                                                                      ----------

   TOTAL SHORT-TERM INVESTMENTS
      (Cost $24,602)                                                      24,602
                                                                      ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $3,414,284)+                                                 $3,654,316
                                                                      ==========
----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $3,418,392. At March 31, 2006, net unrealized appreciation was $235,924. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $359,887 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $123,963.

WILMINGTON FUNDS -- EQUITY FUNDS / Small-Cap Value Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                               Shares      Value
                                                               ------   ----------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 9.1%
      APPAREL RETAIL -- 0.5%
         Dress Barn, Inc.*                                        140        6,713
                                                                        ----------
      AUTO PARTS & EQUIPMENT -- 0.6%
         Tenneco Automotive, Inc.*                                245        5,314
         Visteon Corp.                                            925        4,255
                                                                        ----------
                                                                             9,569
                                                                        ----------
      CASINOS & GAMING -- 0.4%
         Riviera Holdings Corp.*                                  340        5,729
                                                                        ----------
      DISTRIBUTORS -- 1.6%
         Audiovox Corp. - Class A*                                710        8,477
         Building Materials Holding Corp.                         420       14,968
                                                                        ----------
                                                                            23,445
                                                                        ----------
      FOOTWEAR -- 1.0%
         Skechers USA, Inc. - Class A*                            575       14,335
                                                                        ----------
      HOMEBUILDING -- 0.7%
         Orleans Homebuilders, Inc.*                              280        5,673
         William Lyon Homes, Inc.*                                 55        5,262
                                                                        ----------
                                                                            10,935
                                                                        ----------
      LEISURE PRODUCTS -- 1.3%
         Oakley, Inc.*                                            275        4,681
         RC2 Corp.*                                               125        4,976
         Sturm Ruger & Co., Inc.*                               1,235        9,855
                                                                        ----------
                                                                            19,512
                                                                        ----------
      MOVIES & ENTERTAINMENT -- 0.6%
         4Kids Entertainment, Inc.*                               545        9,369
                                                                        ----------
      RESTAURANTS -- 1.7%
         AFC Enterprises, Inc.                                    840       11,676
         McCormick & Schmick's Seafood Restaurants, Inc.*         395       10,061
         Papa John's International, Inc.*                         140        4,593
                                                                        ----------
                                                                            26,330
                                                                        ----------
      SPECIALIZED CONSUMER SERVICES -- 0.3%

         Alderwoods Group, Inc.*                                  275        4,923
                                                                        ----------
      SPECIALTY STORES -- 0.4%
         Cabela's, Inc. - Class A*                                265        5,438
                                                                        ----------
      TOTAL CONSUMER DISCRETIONARY                                         136,298
                                                                        ----------
   CONSUMER STAPLES -- 2.7%
      BREWERS -- 0.3%
         The Boston Beer Company, Inc. - Class A*                 145        3,771
                                                                        ----------
      FOOD DISTRIBUTORS -- 0.6%
         Performance Food Group Co.*                              165        5,146
         Spartan Stores, Inc.*                                    355        4,526
                                                                        ----------
                                                                             9,672
                                                                        ----------
      FOOD RETAIL -- 1.8%
         Casey's General Stores, Inc.                             370        8,462
         Great Atlantic & Pacific Tea Co., Inc.                   520       18,165
                                                                        ----------
                                                                            26,627
                                                                        ----------
      TOTAL CONSUMER STAPLES                                                40,070
                                                                        ----------
   ELECTRONICS -- 1.1%
         Multi-Fineline Electronix, Inc.*                         285       16,670
                                                                        ----------
      TOTAL ELECTRONICS                                                     16,670
                                                                        ----------
   ENERGY -- 10.7%
      COAL & CONSUMABLE FUELS -- 1.1%
         Foundation Coal Holdings, Inc.*                          265       10,902
         James River Coal Co.*                                    165        5,605
                                                                        ----------
                                                                            16,507
                                                                        ----------
      OIL & GAS EQUIPMENT & SERVICES -- 4.2%
         RPC, Inc.*                                               655       14,966
         Dril-Quip, Inc.*                                         100        7,085
         Gulf Island Fabrication, Inc.*                           495       11,717
         GulfMark Offshore, Inc.*                                 195        5,421
         Lufkin Industries, Inc.                                  265       14,692
         Oil States International, Inc.*                          130        4,791
         Veritas DGC, Inc.*                                        85        3,858
                                                                        ----------
                                                                            62,530
                                                                        ----------
      OIL & GAS EXPLORATION & PRODUCTION -- 4.0%
         Bill Barret Corp.*                                       160        5,214
         Bois d'Arc Energy, Inc.*                                 540        8,991
         Cabot Oil & Gas Corp.                                     85        4,074
         Callon Petroleum Co.*                                    540       11,351
         Cimarex Energy Co.                                        85        3,677
         Edge Petroleum Corp.*                                    225        5,621
         Petrohawk Energy Corp.*                                  395        5,412
         W&T Offshore, Inc.*                                      390       15,720
                                                                        ----------

                                                                            60,060
                                                                        ----------
      OIL & GAS REFINING & MARKETING -- 1.4%
         Giant Industries, Inc.*                                  240       16,689
         Holly Corp.*                                              55        4,077
                                                                        ----------
                                                                            20,766
                                                                        ----------
      TOTAL ENERGY                                                         159,863
                                                                        ----------
   FINANCE & INSURANCE -- 1.2%
      FINANCIAL SERVICES -- 0.5%
         NYSE Group, Inc.*                                         95        7,529
                                                                        ----------
      INSURANCE CARRIERS -- 0.7%
         KMG America Corp.*                                     1,235       10,571
                                                                        ----------
      TOTAL FINANCE & INSURANCE                                             18,100
                                                                        ----------
   FINANCIALS -- 27.7%
      ASSET MANAGEMENT & CUSTODY BANKS -- 1.3%
         Apollo Investment Corp.                                  573       10,205
         Gladstone Capital Corp.*                                 405        8,728
                                                                        ----------
                                                                            18,933
                                                                        ----------
      CONSUMER FINANCE -- 1.6%
         Advanta Corp - Class B                                   415       15,301
         CompuCredit Corp.*                                       240        8,834
                                                                        ----------
                                                                            24,135
                                                                        ----------
      INSURANCE BROKERS -- 1.1%
         Clark, Inc.                                            1,365       16,120
                                                                        ----------
      INVESTMENT BANKING & BROKERAGE -- 0.4%
         Investment Technology Group, Inc.*                       105        5,229
                                                                        ----------
      LIFE & HEALTH INSURANCE -- 2.5%
         Great American Financials Resources, Inc.                315        6,215
         American Equity Investment Life Holdings Co.             685        9,823
         Central Reserve Life Corp.*                            1,605        8,860
         UICI*                                                    115        4,254
         Universal American Financial Corp.*                      570        8,778
                                                                        ----------
                                                                            37,930
                                                                        ----------
      PROPERTY & CASUALTY INSURANCE -- 6.2%
         American Physicians Capital, Inc.*                       200        9,600
         Argonaut Group, Inc.*                                    280        9,954
         First Acceptance Corp.*                                  855       11,372
         FPIC Insurance Group, Inc.*                              250        9,450
         Infinity Property & Casualty Corp.*                      260       10,852
         Lawyers Title Corp.*                                     115        7,803
         Navigators Group, Inc.*                                  115        5,704
         ProAssurance Corp.*                                      195       10,140
         Tower Group, Inc.*                                       190        4,389

         Zenith National Insurance Corp.                          300       14,439
                                                                        ----------
                                                                            93,703
                                                                        ----------
      REAL ESTATE INVESTMENT TRUSTS -- 6.9%
         Biomed Realty Trust, Inc.                                575       17,042
         DiamondRock Hospitality Co.                              765       10,565
         Digital Realty Trust, Inc.                               560       15,774
         Entertainment Properties Trust                           100        4,198
         First Potomac Realty Trust                               155        4,379
         HomeBanc Corp.                                           500        4,395
         Inland Real Estate Corp.                                 590        9,623
         Longview Fibre Co.                                       250        6,460
         LTC Properties, Inc.                                     665       15,467
         Maguire Properties, Inc.                                 200        7,300
         National Health Investors, Inc.                          340        8,636
                                                                        ----------
                                                                           103,839
                                                                        ----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.7%
         Jones Lang Lasalle, Inc.*                                165       12,629
         Trammell Crow Co.*                                       350       12,481
                                                                        ----------
                                                                            25,110
                                                                        ----------
      REGIONAL BANKS -- 4.1%
         Banc Corp.                                               335        3,970
         Community Bancorp*                                       215        6,659
         Heritage Commerce Corp.*                                 250        6,250
         Northern Empire Bancshares*                              325        8,206
         Signature Bank*                                          275        8,962
         Sterling Financial Corp.*                                445       12,905
         Sun Bancorp, Inc.*                                       205        3,998
         The Bancorp Bank*                                        265        6,506
         Wintrust Financial Corp.*                                 65        3,781
                                                                        ----------
                                                                            61,237
                                                                        ----------
      SPECIALIZED FINANCE -- 0.9%
         Nasdaq Stock Market, Inc.*                               325       13,013
                                                                        ----------
      THRIFTS & MORTGAGE FINANCE -- 1.0%
         BFC Financial Corp. - Class A*                           940        6,157
         Capital Crossing Bank*                                   260        8,284
                                                                        ----------
                                                                            14,441
                                                                        ----------
      TOTAL FINANCIALS                                                     413,690
                                                                        ----------
   HEALTH CARE -- 2.3%
      BIOTECHNOLOGY -- 1.1%
         Nuvelo, Inc.*                                            580       10,336
         Vertex Pharmaceuticals*                                  145        5,306
                                                                        ----------
                                                                            15,642
                                                                        ----------
      HEALTH CARE EQUIPMENT -- 0.9%
         Greatbatch, Inc.*                                        610       13,365
                                                                        ----------

      MANAGED HEALTH CARE -- 0.3%
         Magellan Health Services, Inc.*                          120        4,856
                                                                        ----------
      TOTAL HEALTH CARE                                                     33,863
                                                                        ----------
   INDUSTRIALS -- 18.5%
      AEROSPACE & DEFENSE -- 4.6%
         AAR Corp.*                                               170        4,842
         Ceradyne, Inc.*                                          220       10,978
         Esterline Technologies Corp.*                            265       11,329
         Hexcel Corp.*                                            445        9,777
         Orbital Sciences Corp.*                                  790       12,498
         Technology Investment Capital Corp.*                     589        8,564
         Teledyne Technologies, Inc.*                             290       10,324
                                                                        ----------
                                                                            68,312
                                                                        ----------
      AIR FREIGHT & LOGISTICS -- 1.2%
         ABX Air, Inc.*                                           635        4,324
         Forward Air Corp.                                        380       14,170
                                                                        ----------
                                                                            18,494
                                                                        ----------
      BUILDING PRODUCTS -- 1.2%
         NCI Building Systems, Inc.*                              165        9,862
         Universal Forest Products, Inc.                          120        7,619
                                                                        ----------
                                                                            17,481
                                                                        ----------
      CONSTRUCTION & ENGINEERING -- 1.2%
         Comfort Systems USA, Inc.                                960       12,960
         Quanta Services, Inc.*                                   295        4,726
                                                                        ----------
                                                                            17,686
                                                                        ----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.2%
         Gehl Co.*                                                170        5,630
         Manitowoc, Inc.*                                         135       12,305
                                                                        ----------
                                                                            17,935
                                                                        ----------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.2%
         Corrections Corp. of America*                            210        9,492
         PICO Holdings, Inc.*                                     245        8,058
                                                                        ----------
                                                                            17,550
                                                                        ----------
      ELECTRICAL COMPONENTS & EQUIPMENT -- 2.2%
         LSI Industries, Inc.                                     850       14,484
         Regal Beloit Corp.                                       320       13,526
         Woodward Governor Co.                                    135        4,489
                                                                        ----------
                                                                            32,499
                                                                        ----------
      ENVIRONMENTAL & FACILITIES SERVICES -- 0.3%
         ABM Industries, Inc.*                                    205        3,930
                                                                        ----------

      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.6%
         Hudson Highland Group, Inc.*                             495        9,375
                                                                        ----------
      INDUSTRIAL MACHINERY -- 2.0%
         EnPro Industries, Inc.*                                  130        4,459
         ESCO Technologies, Inc.*                                 190        9,624
         Valmont Industries, Inc.*                                105        4,414
         Watts Industries, Inc.                                   310       11,265
                                                                        ----------
                                                                            29,762
                                                                        ----------
      TRADING COMPANIES & DISTRIBUTORS -- 2.0%
         Lawson Products, Inc.                                    385       15,761
         Huttig Building Products, Inc.*                        1,200       11,172
         UAP Holding Corp.                                        155        3,333
                                                                        ----------
                                                                            30,266
                                                                        ----------
      TRUCKING -- 0.8%
         Frozen Food Express Industries, Inc.*                    360        3,762
         USATruck, Inc.*                                          345        8,494
                                                                        ----------
                                                                            12,256
                                                                        ----------
      TOTAL INDUSTRIALS                                                    275,546
                                                                        ----------
   INFORMATION TECHNOLOGY -- 17.4%
      APPLICATION SOFTWARE -- 2.0%
         Nuance Communications, Inc.*                           1,330       15,706
         Quest Software, Inc.*                                    580        9,686
         TIBCO Software, Inc.*                                    550        4,598
                                                                        ----------
                                                                            29,990
                                                                        ----------
      COMMUNICATIONS EQUIPMENT -- 3.4%
         Belden CDT, Inc.*                                        570       15,521
         C-COR, Inc.*                                             805        7,036
         Finisar Corp.*                                           700        3,465
         Powerwave Technologies, Inc.*                          1,065       14,367
         SafeNet, Inc.*                                           145        3,840
         Superior Essex, Inc.*                                    305        7,759
                                                                        ----------
                                                                            51,988
                                                                        ----------
      COMPUTER HARDWARE -- 0.9%
         Palm, Inc.*                                              600       13,896
                                                                        ----------
      COMPUTER STORAGE & PERIPHERALS -- 1.8%
         Dot Hill Systems Corp.*                                1,000        7,100
         Emulex Corp.*                                            420        7,178
         Komag, Inc.*                                             265       12,614
                                                                        ----------
                                                                            26,892
                                                                        ----------
      ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.3%

         Coherent, Inc.*                                          325       11,411
         Electro Scientific Industries, Inc.*                     345        7,635
                                                                        ----------
                                                                            19,046
                                                                        ----------
      ELECTRONIC MANUFACTURING SERVICES -- 0.9%
         CTS Corp.                                              1,000       13,380
                                                                        ----------
      INTERNET SOFTWARE & SERVICES -- 2.5%
         Internet Capital Group, Inc.*                            625        5,888
         Interwoven, Inc.*                                        655        5,888
         United Online, Inc.*                                   1,065       13,696
         webMethods, Inc.*                                        840        7,073
         WebSideStory, Inc.*                                      250        4,298
                                                                        ----------
                                                                            36,843
                                                                        ----------
      IT CONSULTING & OTHER SERVICES -- 1.1%
         Covansys Corp.*                                          615       10,572
         MPS Group, Inc.*                                         370        5,661
                                                                        ----------
                                                                            16,233
                                                                        ----------
      SEMICONDUCTOR EQUIPMENT -- 0.8%
         Cohu, Inc.*                                              350        7,427
         Credence Systems Corp.*                                  560        4,110
                                                                        ----------
                                                                            11,537
                                                                        ----------
      SEMICONDUCTORS -- 0.7%
         DSP Group, Inc.*                                         350       10,154
                                                                        ----------
      TECHNOLOGY DISTRIBUTORS -- 2.0%
         Agilysys, Inc.*                                          845       12,726
         Brightpoint, Inc.*                                       530       16,461
                                                                        ----------
                                                                            29,187
                                                                        ----------
      TOTAL INFORMATION TECHNOLOGY                                         259,146
                                                                        ----------
   MATERIALS -- 7.3%
      COMMODITY CHEMICALS -- 1.8%
         Pioneer Companies, Inc.*                                 315        9,608
         Wellman, Inc.*                                           905        5,756
         Westlake Chemical Corp.                                  315       10,883
                                                                        ----------
                                                                            26,247
                                                                        ----------
      CONSTRUCTION MATERIALS -- 0.6%
         Texas Industries, Inc.                                   160        9,678
                                                                        ----------
      DIVERSIFIED METALS & MINING -- 0.7%
         Compass Minerals International, Inc.                     235        5,873
         Titanium Metals Corp.*                                   100        4,855
                                                                        ----------
                                                                            10,728
                                                                        ----------

      PAPER PRODUCTS -- 1.1%
         Glatfelter, (P.H.) Co.                                   900       16,497
                                                                        ----------
      PRECIOUS METALS & MINERALS -- 0.5%
         Stillwater Mining Co.*                                   420        6,913
                                                                        ----------
      SPECIALTY CHEMICALS -- 0.5%
         Fuller, (H.B.) Co.                                       145        7,444
                                                                        ----------
      STEEL -- 2.1%
         A. M. Castle & Co.                                       495       14,603
         Oregon Steel Mills, Inc.*                                 90        4,605
         Ryesson Tull, Inc.                                       225        6,021
         Wheeling-Pittsburgh Corp.*                               315        5,783
                                                                        ----------
                                                                            31,012
                                                                        ----------
      TOTAL MATERIALS                                                      108,519
                                                                        ----------
   TELECOMMUNICATION SERVICES -- 0.9%
      INTEGRATED TELECOMMUNICATION SERVICES -- 0.6%
         TALK America Holdings, Inc.*                             975        8,317
                                                                        ----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         Centennial Communications, Inc.*                         630        4,618
                                                                        ----------
      TOTAL TELECOMMUNICATION SERVICES                                      12,935
                                                                        ----------
   UTILITIES -- 1.1%
      ELECTRIC UTILITIES -- 0.7%
         Sierra Pacific Resources Corp.*                          750       10,358
                                                                        ----------
      GAS UTILITIES -- 0.4%
         EnergySouth, Inc.                                        200        6,362
                                                                        ----------
      TOTAL UTILITIES                                                       16,720
                                                                        ----------
      TOTAL COMMON STOCK
         (Cost $1,361,647)                                               1,491,420
                                                                        ----------
TOTAL INVESTMENTS -- 100.0%
      (Cost $1,361,647)+                                                $1,491,420
                                                                        ==========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $1,364,372. At March 31, 2006, net unrealized appreciation was $127,049. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $147,792 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $20,743.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                             Shares      Value
                                                                            -------   -----------
EXCHANGE TRADED FUNDS -- 84.8%
      iShares Cohen & Steers Realty Majors Index Fund                        18,496   $ 1,588,806
      iShares MSCI EAFE Index Fund                                           61,018     3,961,289
      iShares MSCI Emerging Markets Index                                     7,779       770,121
      iShares Russell 1000 Value Index Fund                                  74,100     5,415,228
      iShares Russell 1000 Index Fund                                        32,833     2,320,965
      iShares S&P SmallCap 600 Barra/Growth Index Fund                       12,258     1,587,901
                                                                                      -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $15,079,283)                                                               15,644,310
                                                                                      -----------
SHORT-TERM INVESTMENTS -- 15.2%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series   927,604       927,604
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series   927,604       927,604
      PNC Bank Money Market                                                 949,515       949,515
                                                                                      -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,804,723)                                                                 2,804,723
                                                                                      -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $17,884,006)+                                                                $18,449,033
                                                                                      ===========

----------
+ The cost for federal income tax purposes was $17,892,752. At March 31, 2006, net unrealized appreciation was $556,281. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $556,281 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $0.

WILMINGTON FUNDS -- AGGRESSIVE ASSET ALLOCATION FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                               Shares       Value
                                                             ---------   -----------
AFFILIATED INVESTMENT COMPANIES+ -- 92.4%
      Wilmington Multi-Manager International Fund              874,279   $ 8,786,506
      Wilmington Multi-Manager Large-Cap Fund                  514,792     6,465,790
      Wilmington Multi-Manager Mid-Cap Fund                     97,374     1,328,188
      Wilmington Multi-Manager Real Estate Securities Fund     124,937     1,957,769
      Wilmington Multi-Manager Small-Cap Fund                   88,044     1,335,630
                                                                         -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
     (Cost $16,855,992)                                                   19,873,883
                                                                         -----------
SHORT-TERM INVESTMENTS -- 7.6%
      Wilmington Prime Money Market Fund++ (Cost $1,643,273) 1,643,273     1,643,273
                                                                         -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $18,499,265)(+)                                                 $21,517,156
                                                                         ===========

----------
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

++   The Fund invests in the Investor Shares of Wilmington Prime Money Market
     Fund.

(+) The cost for federal income tax purposes was $18,500,410. At March 31, 2006, net unrealized appreciation was $3,016,746. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $3,016,746 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $0.

WILMINGTON FUNDS -- MODERATE ASSET ALLOCATION FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                               Shares       Value
                                                             ---------   -----------
AFFILIATED INVESTMENT COMPANIES+ -- 90.8%
      Wilmington Multi-Manager International Fund              461,669   $ 4,639,778
      Wilmington Multi-Manager Large-Cap Fund                  271,673     3,412,217
      Wilmington Multi-Manager Mid-Cap Fund                     42,850       584,478
      Wilmington Multi-Manager Real Estate Securities Fund      73,341     1,149,258
      Wilmington Multi-Manager Small-Cap Fund                   38,752       587,866
      Wilmington Short Intermediate Bond                       672,720     6,633,019
                                                                         -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (Cost $14,675,305)                                                  17,006,616
                                                                         -----------
SHORT-TERM INVESTMENTS -- 9.2%
      Wilmington Prime Money Market Fund++ (Cost $1,721,353) 1,721,353     1,721,353
                                                                         -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $16,396,658)(+)                                                 $18,727,969
                                                                         ===========

----------
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

++   The Fund invests in the Investor Shares of Wilmington Prime Money Market
     Fund.

(+) The cost for federal income tax purposes was $16,402,380. At March 31, 2006, net unrealized appreciation was $2,325,589. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $2,351,704 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $26,115.

WILMINGTON FUNDS -- CONSERVATIVE ASSET ALLOCATION FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                 Shares      Value
                                                                -------   ----------
AFFILIATED INVESTMENT COMPANIES+ -- 91.0%
         Wilmington Multi-Manager International Fund             34,207   $  343,785
         Wilmington Multi-Manager Large-Cap Fund                 20,287      254,811
         Wilmington Multi-Manager Real Estate Securities Fund     5,385       84,388
         Wilmington Multi-Manager Small-Cap Fund                  5,746       87,165
         Wilmington Short/ Intermediate -Term Bond              116,631    1,149,981
                                                                          ----------

      TOTAL AFFILIATED INVESTMENT COMPANIES
         (Cost $1,811,280)                                                 1,920,130
                                                                          ----------
SHORT-TERM INVESTMENTS -- 9.0%
         Wilmington Prime Money Market Fund++ (Cost $189,756)   189,756      189,756
                                                                          ----------

TOTAL INVESTMENTS -- 100.0%
      (Cost $2,001,036)(+)                                                $2,109,886
                                                                          ==========

----------
+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

++   The Fund invests in the Investor Shares of Wilmington Prime Money Market
     Fund.

(+) The cost for federal income tax purposes was $2,001,122. At March 31, 2006, net unrealized appreciation was $108,759. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $115,038 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $6,279.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Core Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                 Shares       Value
                                                                               ---------   -----------
COMMON STOCK -- 99.6%
   CONSUMER DISCRETIONARY -- 10.3%
      APPAREL RETAIL -- 0.8%
         Chico's FAS, Inc.* (a)                                                    4,100   $   166,624
         Urban Outfitters, Inc.*                                                   9,300       228,222
                                                                                           -----------
                                                                                               394,846
                                                                                           -----------
      AUTO PARTS & EQUIPMENT -- 0.4%
         TRW Automotive Holdings Corp.*                                            8,300       193,390
                                                                                           -----------
      CASINOS & GAMING -- 0.5%
         Las Vegas Sands Corp.*                                                    4,600       260,636
                                                                                           -----------
      DEPARTMENT STORES -- 0.7%
         Federated Department Stores, Inc.*                                        3,200       233,600
         Sears Holdings Corp.*                                                     1,100       145,464
                                                                                           -----------
                                                                                               379,064
                                                                                           -----------
      HOME IMPROVEMENT RETAIL -- 2.1%
         Home Depot, Inc.                                                         14,343       606,709
         Lowe's Cos., Inc.                                                         7,000       451,080
                                                                                           -----------
                                                                                             1,057,789
                                                                                           -----------
      HOMEBUILDING -- 0.8%
         D.R. Horton, Inc.                                                         4,366       145,039
         Ryland Group, Inc.                                                        3,900       270,660
                                                                                           -----------
                                                                                               415,699
                                                                                           -----------
      HOMEFURNISHING RETAIL -- 0.5%
         Rent-A-Center, Inc.*                                                      9,300       237,987
                                                                                           -----------
      MOVIES & ENTERTAINMENT -- 2.2%
         CKX, Inc.*                                                               24,000       313,680
         The Walt Disney Co.                                                      12,500       348,625
         Time Warner, Inc. (a)                                                    26,100       438,219
                                                                                           -----------
                                                                                             1,100,524
                                                                                           -----------
      PUBLISHING -- 0.3%
         Getty Images, Inc.*                                                       1,800       134,784
                                                                                           -----------
      SPECIALTY STORES -- 2.0%
         Claire's Stores, Inc.                                                    28,100     1,020,310
                                                                                           -----------
      TOTAL CONSUMER DISCRETIONARY                                                           5,195,029
                                                                                           -----------

   CONSUMER STAPLES -- 4.5%
      DRUG RETAIL -- 1.5%
         CVS Corp.                                                                 5,200       155,324
         Walgreen Co.                                                             14,100       608,133
                                                                                           -----------
                                                                                               763,457
                                                                                           -----------
      FOOD RETAIL -- 0.3%
         Whole Foods Market, Inc.*                                                 2,300       152,812
                                                                                           -----------
      HOUSEHOLD PRODUCTS -- 1.3%
         Kimberly-Clark Corp.                                                      7,800       450,840
         Procter & Gamble Co.                                                      3,300       190,146
                                                                                           -----------
                                                                                               640,986
                                                                                           -----------
      TOBACCO -- 1.4%
         Altria Group, Inc.                                                       10,000       708,600
                                                                                           -----------
      TOTAL CONSUMER STAPLES                                                                 2,265,855
                                                                                           -----------
   ENERGY -- 10.8%
      COAL & CONSUMABLE FUELS -- 1.3%
         Consol Energy, Inc.                                                       5,300       393,048
         Peabody Energy Corp.*                                                     5,300       267,173
                                                                                           -----------
                                                                                               660,221
                                                                                           -----------
      INTEGRATED OIL & GAS -- 5.6%
         ChevronTexaco Corp.                                                       9,500       550,715
         ConocoPhillips (a)                                                        9,936       627,458
         Exxon Mobil Corp.                                                        20,074     1,221,704
         Occidental Petroleum Corp.                                                5,100       472,515
                                                                                           -----------
                                                                                             2,872,392
                                                                                           -----------
      OIL & GAS EQUIPMENT & SERVICES -- 1.0%
         BJ Services Co.*                                                         10,100       349,460
         Grant Prideco, Inc.*                                                      4,000       171,360
                                                                                           -----------
                                                                                               520,820
                                                                                           -----------
      OIL & GAS EXPLORATION & PRODUCTION -- 1.5%
         Apache Corp.                                                              1,900       124,469
         Devon Energy Corp.                                                        2,600       159,042
         Kerr-McGee Corp.                                                          2,229       212,825
         XTO Energy, Inc.                                                          5,700       248,349
                                                                                           -----------
                                                                                               744,685
                                                                                           -----------
      OIL & GAS REFINING & MARKETING -- 1.4%
         Sunoco, Inc.                                                              1,700       131,869
         Valero Energy Corp.                                                       9,300       555,954
                                                                                           -----------
                                                                                               687,823
                                                                                           -----------

      TOTAL ENERGY                                                                           5,485,941
                                                                                           -----------
   FINANCIALS -- 21.7%
      ASSET MANAGEMENT & CUSTODY BANKS -- 0.3%
         American Capital Strategies, Ltd. (a)                                     4,400       154,704
                                                                                           -----------
      CONSUMER FINANCE -- 2.2%
         American Express Co.                                                      4,300       225,965
         AmeriCredit Corp.*                                                       28,500       875,805
                                                                                           -----------
                                                                                             1,101,770
                                                                                           -----------
      DIVERSIFIED BANKS -- 2.8%
         Bank of America Corp.                                                    10,902       496,477
         CapitalSource, Inc.*                                                     11,300       281,144
         U.S. Bancorp                                                             16,200       494,100
         Wells Fargo & Co. (a)                                                     2,000       127,740
                                                                                           -----------
                                                                                             1,399,461
                                                                                           -----------
      INVESTMENT BANKING & BROKERAGE -- 0.6%
         TD Ameritrade Holding Corp.                                              14,400       300,528
                                                                                           -----------
      MULTI-LINE INSURANCE -- 4.4%
         American International Group, Inc.                                        2,400       158,616
         Assurant, Inc.*                                                          20,100       989,925
         Loews Corp.                                                               7,000       708,400
         The Hartford Financial Services Group, Inc.                               5,100       410,805
                                                                                           -----------
                                                                                             2,267,746
                                                                                           -----------
      OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.7%
         Citigroup, Inc.                                                          28,105     1,327,400
         JP Morgan Chase & Co. (a)                                                12,900       537,156
                                                                                           -----------
                                                                                             1,864,556
                                                                                           -----------
      PROPERTY & CASUALTY INSURANCE -- 1.2%
         The Allstate Corp.                                                        4,300       224,073
         The Progressive Corp.                                                     1,800       187,668
         The St. Paul  Travelers Cos., Inc.                                        4,300       179,697
                                                                                           -----------
                                                                                               591,438
                                                                                           -----------
      REAL ESTATE INVESTMENT TRUSTS -- 3.9%
         American Financial Realty Trust*                                         35,700       415,905
         Archstone-Smith Trust                                                     4,000       195,080
         Host Marriott Corp.                                                      48,000     1,027,200
         Kimco Realty Corp. [REIT]                                                 5,800       235,712
         Public Storage, Inc.                                                      1,900       154,337
                                                                                           -----------
                                                                                             2,028,234
                                                                                           -----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.0%
         CB Richard Ellis Group, Inc.*                                            12,600     1,016,820
                                                                                           -----------
      REGIONAL BANKS -- 0.3%
         National City Corp. (a)                                                   4,600       160,540
                                                                                           -----------

      SPECIALIZED FINANCE -- 0.3%
         CIT Group, Inc.                                                           2,600       139,152
                                                                                           -----------
      TOTAL FINANCIALS                                                                      11,024,949
                                                                                           -----------
   HEALTH CARE -- 15.2%
      BIOTECHNOLOGY -- 1.8%
         Applera Corp.-Applied Biosystems Group                                   19,500       529,230
         Genentech, Inc.*                                                          4,300       363,393
                                                                                           -----------
                                                                                               892,623
                                                                                           -----------
      HEALTH CARE EQUIPMENT -- 2.7%
         Medtronic, Inc.                                                           7,200       365,400
         PerkinElmer, Inc.                                                        42,300       992,781
                                                                                           -----------
                                                                                             1,358,181
                                                                                           -----------
      HEALTH CARE SERVICES -- 1.8%
         Caremark Rx, Inc.*                                                        7,300       359,014
         Covance, Inc.* (a)                                                        3,400       199,750
         Express Scripts, Inc.*                                                    4,300       377,970
                                                                                           -----------
                                                                                               936,734
                                                                                           -----------
      MANAGED HEALTH CARE -- 6.6%
         Aetna, Inc. (a)                                                          19,600       963,144
         CIGNA Corp.                                                               3,200       417,984
         Humana, Inc.*                                                            11,900       626,535
         UnitedHealth Group, Inc.                                                  6,200       346,332
         WellPoint, Inc*                                                          13,500     1,045,305
                                                                                           -----------
                                                                                             3,399,300
                                                                                           -----------
      PHARMACEUTICALS -- 2.3%
         Johnson & Johnson                                                        15,300       906,066
         KOS Pharmaceuticals, Inc.*                                                4,800       229,296
                                                                                           -----------
                                                                                             1,135,362
                                                                                           -----------
      TOTAL HEALTH CARE                                                                      7,722,200
                                                                                           -----------
   INDUSTRIALS -- 15.3%
      AEROSPACE & DEFENSE -- 2.3%
         General Dynamics Corp.                                                    3,600       230,328
         Honeywell International, Inc.                                            13,000       556,010
         Northrop Grumman Corp.                                                    2,600       177,554
         United Technologies Corp. (a)                                             3,532       204,750
                                                                                           -----------
                                                                                             1,168,642
                                                                                           -----------
      AIR FREIGHT & LOGISTICS -- 1.1%
         FedEx Corp.                                                               4,900       553,406
                                                                                           -----------
      AIRLINES -- 0.9%

         AMR Corp.*                                                               17,000       459,850
                                                                                           -----------
      BUILDING PRODUCTS -- 0.3%
         American Standard Companies, Inc.                                         3,400       145,724
                                                                                           -----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.4%
         Deere & Co. (a)                                                           2,400       189,720
                                                                                           -----------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.3%
         Brink's Co.*                                                              4,300       218,268
         Cendant Corp.                                                            25,600       444,160
                                                                                           -----------
                                                                                               662,428
                                                                                           -----------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
         Robert Half International, Inc.*                                          2,000        77,220
                                                                                           -----------
      INDUSTRIAL CONGLOMERATES -- 4.2%
         3M Co.                                                                    5,600       423,864
         General Electric Co.                                                     48,385     1,682,830
                                                                                           -----------
                                                                                             2,106,694
                                                                                           -----------
      INDUSTRIAL MACHINERY -- 1.9%
         SPX Corp.*                                                               18,500       988,270
                                                                                           -----------
      RAILROADS -- 0.4%
         Burlington Northern Santa Fe Corp.                                        2,700       224,991
                                                                                           -----------
      TRADING COMPANIES & DISTRIBUTORS -- 1.8%
         MSC Industrial Direct Co., Inc.- Class A* (a)                            16,900       912,938
                                                                                           -----------
      TRUCKING -- 0.5%
         Laidlaw International, Inc.*                                              9,600       261,120
                                                                                           -----------
      TOTAL INDUSTRIALS                                                                      7,751,003
                                                                                           -----------
   INFORMATION TECHNOLOGY -- 14.8%
      APPLICATION SOFTWARE -- 0.5%
         Autodesk, Inc.                                                            6,600       254,232
                                                                                           -----------
      COMMUNICATIONS EQUIPMENT -- 4.1%
         Cisco Systems, Inc.*                                                     35,400       767,118
         Juniper Networks, Inc.*                                                  12,900       246,648
         Motorola, Inc.                                                           14,086       322,710
         QUALCOMM, Inc.* (a)                                                      14,100       713,601
                                                                                           -----------
                                                                                             2,050,077
                                                                                           -----------
      COMPUTER HARDWARE -- 1.3%
         Apple Computer, Inc.*                                                     2,600       163,072
         Hewlett-Packard Co. (a)                                                   8,925       293,633
         NCR Corp.*                                                                4,900       204,771
                                                                                           -----------
                                                                                               661,476
                                                                                           -----------
      COMPUTER STORAGE & PERIPHERALS -- 0.9%

         EMC Corp.*                                                               14,000       190,820
         Sandisk Corp.* (a)                                                        4,700       270,344
                                                                                           -----------
                                                                                               461,164
                                                                                           -----------
      HOME ENTERTAINMENT SOFTWARE -- 0.3%
         Activision, Inc.* (a)                                                    11,600       159,964
                                                                                           -----------
      INTERNET SOFTWARE & SERVICES -- 0.1%
         Google, Inc.- Class A*                                                      100        39,000
                                                                                           -----------
      SEMICONDUCTOR EQUIPMENT -- 0.9%
         Applied Materials, Inc.*                                                 26,400       462,264
                                                                                           -----------
      SEMICONDUCTORS -- 3.0%
         Advanced Micro Devices, Inc.*                                             6,900       228,804
         Intel Corp. (a)                                                          12,000       232,200
         National Semiconductor Corp.                                             13,800       384,192
         NVIDIA Corp.*                                                            11,500       658,490
                                                                                           -----------
                                                                                             1,503,686
                                                                                           -----------
      SYSTEMS SOFTWARE -- 3.7%
         Microsoft Corp.                                                          60,997     1,659,728
         Red Hat, Inc.*                                                            8,100       226,638
                                                                                           -----------
                                                                                             1,886,366
                                                                                           -----------
      TOTAL INFORMATION TECHNOLOGY                                                           7,478,229
                                                                                           -----------
   MATERIALS -- 3.4%
      DIVERSIFIED METALS & MINING -- 0.4%
         Freeport-McMoRan Copper & Gold, Inc. - Class B                            3,000       179,310
                                                                                           -----------
      CHEMICAL & ALLIED PRODUCTS -- 0.0%
         Tronox Inc Common Class B*                                                  449         7,636
                                                                                           -----------
      FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.8%
         Monsanto Co.                                                              4,900       415,275
                                                                                           -----------
      PAPER PRODUCTS -- 0.5%
         MeadWestvaco Corp.                                                       10,000       273,100
                                                                                           -----------
      SPECIALTY CHEMICALS -- 0.3%
         Albemarle Corp.                                                           3,700       167,795
                                                                                           -----------
      STEEL -- 1.4%
         Allegheny Technologies, Inc.                                             11,500       703,570
                                                                                           -----------
     TOTAL MATERIALS                                                                         1,746,686
                                                                                           -----------

   TELECOMMUNICATION SERVICES -- 1.6%
      TELECOMMUNICATION SERVICES -- 1.0%
         NTL, Inc.*                                                               17,750       516,703
                                                                                           -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
         Alltel Corp.                                                              2,100       135,975
         NII Holdings, Inc.*                                                       3,000       176,910
                                                                                           -----------
                                                                                               312,885
                                                                                           -----------
      TOTAL TELECOMMUNICATION SERVICES                                                         829,588
                                                                                           -----------
   UTILITIES -- 2.0%
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
         AES Corp.*                                                               23,200       395,792
         Duke Energy Corp.                                                         8,700       253,605
         TXU Corp.                                                                 4,800       214,848
                                                                                           -----------
                                                                                               864,245
                                                                                           -----------
      MULTI-UTILITIES -- 0.3%
         PG&E Corp.                                                                3,400       132,260
                                                                                           -----------
      TOTAL UTILITIES                                                                          996,505
                                                                                           -----------
      TOTAL COMMON STOCK
         (Cost $45,553,431)                                                                 50,495,985
                                                                                           -----------
SHORT-TERM INVESTMENTS -- 0.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series      93,403        93,403
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series      93,405        93,405
                                                                                           -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $186,808)                                                                       186,808
                                                                                           -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $45,740,239)+                                                                     $50,682,793(1)
                                                                                           ===========

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   FLOATING RATE CERTIFICATES OF DEPOSIT
      Banco Santander, 4.695%, 04/13/06                                           93,653        93,653
                                                                                           -----------
   FLOATING RATE COMMERCIAL PAPER
      Morgan Stanley, 4.935%, 04/03/06                                         1,636,840     1,636,840
                                                                                           -----------
   FLOATING RATE NOTE
      Sedna Finance Corp., 4.788%, 04/25/06                                      183,093       183,093
                                                                                           -----------
   INSTITUTIONAL MONEY MARKET TRUST
      BlackRock Institutional Money Market Trust, 4.797%, 04/03/06             2,122,611     2,122,611
                                                                                           -----------
   TIME DEPOSIT
         Regions BK TD, 4.830%, 04/03/06                                          91,128        91,128
                                                                                           -----------
   TOTAL SHORT-TERM INVESTMENTS HELD AS
      COLLATERAL FOR LOANED SECURITIES

      (Cost $4,127,325)                                                                    $ 4,127,325(2)
                                                                                           ===========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $45,764,098. At March 31, 2006, net unrealized appreciation was $4,918,695. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $5,637,958 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $719,263.

(a)  Security partially or fully on loan.

(1) At March 31, 2006, the market value of securities on loan for the Large-Cap Core Fund was $3,944,385.

(2) The investments held as collateral on loaned securities represents 8.06% of the net assets of the Large-Cap Core Fund.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short/Intermediate-Term Bond Fund INVESTMENTS / MARCH 31, 2006
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                     Moody's/S&P    Principal
                                                                      Ratings(1)      Amount         Value
                                                                     -----------   -----------   ------------
CORPORATE BONDS -- 38.0%
   FINANCIAL -- 12.6%
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @         Aa2, AA+    $ 1,600,000   $  1,617,195
         Bank of America Corp., 7.80%, 02/15/10                         Aa3, A+        600,000        648,785
         Capital One Corp., 6.70%, 05/15/08                            Baa2, BBB     1,000,000      1,025,837
         First Union Corp., 6.82%, 08/01/06 (b)                          A1, A         200,000        233,492
         General Electric Capital Corp., 4.88%, 10/21/10               Aaa, AAA      1,000,000        979,565
         General Motors Acceptance Corp., 5.65%, 05/18/06 *            Baa2, BB        600,000        598,286
         Goldman Sachs Group, 6.65%, 05/15/09                           Aa3, A+        600,000        621,655
         Household Finance Corp., 6.38%, 11/27/12                        A1, A       2,250,000      2,331,569
         Lehman Brothers Holdings, 4.25%, 01/27/10                       A1, A       1,035,000        991,129
         MBNA America, 4.63%, 08/03/09                                Baa1, BBB+     1,675,000      1,640,961
         Morgan Stanley, 4.75%, 04/01/14                                 A1, A       1,500,000      1,399,490
         Prudential Insurance Co. 144A, 6.38%, 07/23/06 @               A1, AA-      1,090,000      1,093,825
         Residential Capital Corp., 6.34%, 06/29/06 *                 Baa2, BBB-     1,000,000      1,007,442
         Salomon Smith Barney Holdings, 6.50%, 02/15/08                Aa1, AA-      2,100,000      2,146,259
                                                                                                 ------------
                                                                                                   16,335,490
                                                                                                 ------------
   INDUSTRIAL -- 19.2%
         A.H. Belo Corp., 7.13%, 06/01/07                              Baa3, BBB       300,000        303,010
         Corning Inc, 6.30%, 03/01/09                                 Baa3, BBB-     2,000,000      2,038,440
         CSX Corp., 7.90%, 05/01/17                                    Baa2, BBB       780,000        908,925
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08              A3, BBB      1,200,000      1,162,802
         Deluxe Corp 144A, 3.50%, 10/01/07 @                          Baa1, BBB+       650,000        622,920
         Dominion Resources Inc., 8.13%, 06/15/10                     Baa1, BBB+     1,000,000      1,085,878
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                      Baa2, A-      1,330,000      1,252,313
         General Electric Co., 5.00%, 02/01/13                         Aaa, AAA      1,000,000        972,701
         Ingersoll-Rand, 6.02%, 02/15/05                                A3, A-       2,300,000      2,433,242
         International Business Machines Corp., 4.75%, 11/29/12         A1, A+       1,000,000        965,282
         Johnson & Johnson, 3.80%, 05/15/13                            Aaa, AAA        750,000        691,630
         Liberty Media Corp., 6.41%, 06/15/06 *                        Baa3, BB+       549,000        551,245
         McDonald's Corp., 3.88%, 08/15/07                               A2, A       1,300,000      1,274,202
         Merck & Co. Inc., 4.38%, 02/15/13 (a)                         Aa3, AA-        800,000        744,442
         Raytheon Co., 6.75%, 08/15/07                                 Baa3, BBB       584,000        593,141
         Safeway, Inc., 6.50%, 11/15/08                                Baa2, BBB     1,000,000      1,017,774
         Schering-Plough Corp., 5.55%, 12/01/13                        Baa1, A-      1,000,000        989,373
         Schering-Plough Corp., 6.75%, 12/01/33                        Baa1, A-        250,000        267,983
         Time Warner Entertainment, 8.88%, 10/01/12                   Baa1, BBB+     1,350,000      1,539,593
         Tyco Intl Group SA, 6.13%, 11/01/08                            Baa1, A        760,000        770,303
         Tyson Foods, Inc., 7.25%, 10/01/06                            Baa3, BBB     2,350,000      2,370,320
         Viacom Inc, 6.63%, 05/15/11                                   A3, BBB+      1,000,000      1,032,243
         Waste Management, Inc., 6.50%, 11/15/08                       Baa3, BBB       456,000        467,696
         Weyerhaeuser Co.,, 6.75%, 03/15/12                            Baa2, BBB       650,000        676,661
                                                                                                 ------------
                                                                                                   24,732,119
                                                                                                 ------------
   TELECOMMUNICATIONS -- 3.3%
         AT&T Broadband Corp., 8.38%, 03/15/13                        Baa2, BBB+     2,015,000      2,266,167
         Sprint Capital Corp., 6.13%, 11/15/08                        Baa2, BBB-     1,300,000      1,323,053
         Verizon, 6.70%, 09/01/09                                        A3, A         600,000        616,690
                                                                                                 ------------
                                                                                                    4,205,910
                                                                                                 ------------
   UTILITIES -- 2.9%
         Consumers Energy, 4.25%, 04/15/08                             Baa3, BBB-      300,000        292,579

         Duke Energy Corp., 3.75%, 03/05/08                             A3, BBB      1,000,000        971,607
         Duke Energy Corp., 4.20%, 10/01/08                             A3, BBB      1,095,000      1,062,398
         Oklahoma Gas & Electric, 6.65%, 07/15/07                      A2, BBB+        500,000        538,583
         Pacific Gas & Electric, 4.20%, 03/01/11                       Baa1, BBB     1,000,000        942,014
                                                                                                 ------------
                                                                                                    3,807,181
                                                                                                 ------------
      TOTAL CORPORATE BONDS
         (Cost $49,245,737)                                                                        49,080,700
                                                                                                 ------------
ASSET-BACKED SECURITIES -- 0.9%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                                      198,692        197,757
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         10/07/18                                                                    1,000,000        988,614
                                                                                                 ------------
      TOTAL ASSET-BACKED SECURITIES
        (Cost $1,197,834)                                                                           1,186,371
                                                                                                 ------------
MORTGAGE-BACKED SECURITIES -- 3.0%
         Federal Home Loan Mortgage Corp. Notes, Gold, 4.50%,
         04 01 20, 4.50%, 04/01/20                                                     555,520        530,348
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 04/15/23                                                               176,794        176,712
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 09/15/15                                                               126,688        126,351
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 01/01/13                                                           85,319         86,279
         Federal Home Loan Mortgage Corporation Notes, Pool
         G08097, 6.50%, 11/01/35                                                       448,569        457,260
         Federal National Mortgage Association Notes, 3.99%,
         05/01/33 *                                                                    409,272        400,188
         Federal National Mortgage Association Notes 2005-29 WC,
         4.75%, 04/25/35                                                               507,134        489,251
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 08/01/18                                                       266,363        255,209
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 02/01/17                                                       304,291        302,865
         Federal National Mortgage Association Notes, 5.00%,
         11/25/35                                                                      999,939        945,242
         Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24                                                               112,640        119,610
                                                                                                 ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $3,967,944)                                                                          3,889,315
                                                                                                 ------------
U.S. AGENCY OBLIGATIONS -- 24.5%
   FEDERAL HOME LOAN BANKS NOTES -- 1.5%
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                900,000        862,830
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                              1,100,000      1,134,184
                                                                                                 ------------
                                                                                                    1,997,014
                                                                                                 ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.0%
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                    3,000,000      3,004,860
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                    1,000,000        973,726
         Federal Home Loan Mortgage Corporation Notes, 6.63%,
         09/15/09                                                                    2,800,000      2,930,038
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                    2,000,000      2,135,642
         Federal Home Loan Mortgage Corporation Notes, 5.00%,
         07/15/14                                                                    1,700,000      1,677,072

         Federal Home Loan Mortgage Corporation Notes, 4.38%,
         07/17/15                                                                    1,000,000        940,544
                                                                                                 ------------
                                                                                                   11,661,882
                                                                                                 ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 14.0%
         Federal National Mortgage Association Notes, 3.25%,
         11/15/07                                                                      500,000        485,801
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08                                                                      425,000        429,983
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                    1,900,000      1,935,108
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                    2,500,000      2,615,303
         Federal National Mortgage Association Notes, 6.63%,
         11/15/10                                                                    4,000,000      4,237,916
         Federal National Mortgage Association Notes, 5.50%,
         03/15/11                                                                      750,000        760,709
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                    4,750,000      4,793,770
         Federal National Mortgage Association Notes, 4.13%,
         04/15/14 (a)                                                                1,700,000      1,584,429
         Federal National Mortgage Association Notes, 4.63%,
         10/15/13                                                                    1,200,000      1,158,932
                                                                                                 ------------
                                                                                                   18,001,951
                                                                                                 ------------
      TOTAL U.S. AGENCY OBLIGATIONS
         (Cost $31,975,022)                                                                        31,660,847
                                                                                                 ------------
U.S. TREASURY OBLIGATIONS -- 22.2%
   U.S. TREASURY BONDS -- 1.4%
         U.S. Treasury Bonds, 10.38%, 11/15/12                                         400,000        433,859
         U.S. Treasury Bonds, 7.88%, 02/15/21                                          800,000      1,032,750
         U.S. Treasury Bonds, 7.25%, 08/15/22                                          250,000        310,020
                                                                                                 ------------
                                                                                                    1,776,629
                                                                                                 ------------
   U.S. TREASURY NOTES -- 20.8%
         U.S. Treasury Notes, 6.50%, 10/15/06                                        2,000,000      2,016,640
         U.S. Treasury Notes, 3.50%, 11/15/06 (a)                                    5,000,000      4,957,810
         U.S. Treasury Notes, 3.38%, 02/28/07                                        3,500,000      3,453,517
         U.S. Treasury Notes, 3.13%, 05/15/07                                          500,000        490,508
         U.S. Treasury Notes, 4.00%, 06/15/09                                        1,875,000      1,829,370
         U.S. Treasury Notes, 4.25%, 10/15/10                                        2,000,000      1,953,282
         U.S. Treasury Notes, 5.00%, 08/15/11 (a)                                    2,250,000      2,269,775
         U.S. Treasury Notes, 4.88%, 02/15/12                                          300,000        300,469
         U.S. Treasury Notes, 4.00%, 11/15/12 (a)                                    2,250,000      2,141,543
         U.S. Treasury Notes, 4.25%, 08/15/13                                          750,000        721,348
         U.S. Treasury Notes, 4.25%, 11/15/13 (a)                                    1,125,000      1,080,528
         U.S. Treasury Notes, 4.25%, 11/15/14 (a)                                      450,000        430,101
         U.S. Treasury Notes, 4.13%, 05/15/15 (a)                                    5,500,000      5,197,285
                                                                                                 ------------
                                                                                                   26,842,176
                                                                                                 ------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $29,228,059)                                                                        28,618,805
                                                                                                 ------------
COMMERCIAL PAPER -- 11.4%
         AIG Funding, 4.78%, 04/03/06                                A-1, P-1        5,000,000      5,000,000
         Citigroup, 4.75%, 04/03/06                                  A-1, P-1        5,000,000      5,000,000
         Prudential Funding, 4.73%, 04/03/06                         A-1, P-1        4,704,326      4,704,326

                                                                                                 ------------
      TOTAL COMMERCIAL PAPER
         (Cost $14,704,326)                                                                        14,704,326
                                                                                                 ------------
TOTAL INVESTMENTS -- 100.0%
      (Cost $130,318,922)+                                                                       $129,140,364(2)
                                                                                                 ============

                                                                                     Shares
                                                                                   -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
   FOR LOANED SECURITIES
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust
            (Cost $16,747,241)                                                      16,747,241   $ 16,747,241(3)
                                                                                                 ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.

1    The ratings shown are not audited.

(2) At March 31, 2006 the market value of securities on loan for the Short/Intermediate-Term Bond Fund was $16,361,652.

(3) The investments held as collateral on loaned securities represented 12.85% of the net assets of the Short/Intermediate-Term Bond Fund.

(a)  Security partially or fully on loan.

(b)  Step coupon bond.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Growth Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                               Shares      Value
                                                               ------   -----------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 9.6%
      APPAREL RETAIL -- 1.9%
         Abercrombie & Fitch Co. - Class A                      4,500   $   262,350
         Chico's FAS, Inc.*                                     3,200       130,048
         Pacific Sunwear of California, Inc.*                   7,200       159,552
         Urban Outfitters, Inc.*                               17,800       436,812
                                                                        -----------
                                                                            988,762
                                                                        -----------
      CASINOS & GAMING -- 0.5%
         Las Vegas Sands Corp.*                                 4,500       254,970
                                                                        -----------
      DEPARTMENT STORES -- 0.3%
         Sears Holdings Corp.*                                  1,300       171,912
                                                                        -----------
      EDUCATION SERVICES -- 0.4%
         Laureate Education, Inc.*                              3,900       208,182
                                                                        -----------
      HOME IMPROVEMENT RETAIL -- 2.6%
         Home Depot, Inc.                                       8,400       355,320
         Lowe's Cos., Inc.                                     16,000     1,031,040
                                                                        -----------
                                                                          1,386,360
                                                                        -----------
      HOMEBUILDING -- 1.1%
         Beazer Homes USA, Inc.*                                3,000       197,100
         D.R. Horton, Inc.                                      7,533       250,246
         Ryland Group, Inc.                                     2,000       138,800
                                                                        -----------
                                                                            586,146
                                                                        -----------
      MOVIES & ENTERTAINMENT -- 0.7%
         CKX, Inc.*                                            17,478       228,437
         Time Warner, Inc.                                      6,800       114,172
                                                                        -----------
                                                                            342,609
                                                                        -----------
      SPECIALTY STORES -- 2.1%
         Claire's Stores, Inc.                                 29,800     1,082,039
                                                                        -----------
      TOTAL CONSUMER DISCRETIONARY                                        5,020,980
                                                                        -----------
   CONSUMER STAPLES -- 7.5%
      DRUG RETAIL -- 1.4%
         CVS Corp.                                             10,200       304,674
         Walgreen Co.                                           9,400       405,422
                                                                        -----------
                                                                            710,096
                                                                        -----------

      FOOD DISTRIBUTORS -- 0.3%
         Sysco Corp.                                            5,400       173,070
                                                                        -----------
      FOOD RETAIL -- 0.5%
         Whole Foods Market, Inc.*                              3,600       239,184
                                                                        -----------
      HOUSEHOLD PRODUCTS -- 2.2%
         Kimberly-Clark Corp.                                  11,905       688,109
         Procter & Gamble Co.                                   8,900       512,818
                                                                        -----------
                                                                          1,200,927
                                                                        -----------
      HYPERMARKETS & SUPER CENTERS -- 1.1%
         Wal-Mart Stores, Inc.                                 11,800       557,432
                                                                        -----------
      PACKAGED FOODS & MEATS -- 0.3%
         Campbell Soup Co.                                      4,100       132,840
                                                                        -----------
      SOFT DRINKS -- 0.3%
         PepsiCo, Inc.                                          2,900       167,591
                                                                        -----------
      TOBACCO -- 1.4%
         Altria Group, Inc.                                    10,200       722,772
                                                                        -----------
      TOTAL CONSUMER STAPLES                                              3,903,912
                                                                        -----------
   ENERGY -- 7.1%
      COAL & CONSUMABLE FUELS -- 1.8%
         Consol Energy, Inc.                                   12,905       957,035
                                                                        -----------
      OIL & GAS EQUIPMENT & SERVICES -- 1.9%
         Baker Hughes, Inc.                                     3,200       218,880
         BJ Services Co.*                                       4,100       141,860
         Grant Prideco, Inc.*                                  10,500       449,820
         Halliburton Co.                                        2,300       167,946
                                                                        -----------
                                                                            978,506
                                                                        -----------
      OIL & GAS EXPLORATION & PRODUCTION -- 2.2%
         EOG Resources, Inc.                                    2,800       201,600
         XTO Energy, Inc.                                      21,000       914,970
                                                                        -----------
                                                                          1,116,570
                                                                        -----------
      OIL & GAS REFINING & MARKETING -- 1.2%
         Sunoco, Inc.                                           3,800       294,766
         Tesoro Corp.*                                          5,100       348,534
                                                                        -----------
                                                                            643,300
                                                                        -----------
      TOTAL ENERGY                                                        3,695,411
                                                                        -----------
   FINANCIALS -- 8.0%
      CONSUMER FINANCE -- 1.1%
         AmeriCredit Corp.*                                    18,900       580,797
                                                                        -----------

      DIVERSIFIED BANKS -- 1.9%
         CapitalSource, Inc.*                                  13,900       345,832
         U.S. Bancorp                                          21,800       664,900
                                                                        -----------
                                                                          1,010,732
                                                                        -----------
      INVESTMENT BANKING & BROKERAGE -- 2.6%
         Schwab, (Charles) Corp.                               36,300       624,723
         TD Ameritrade Holding Corp.                           32,800       684,536
                                                                        -----------
                                                                          1,309,259
                                                                        -----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.1%
         CB Richard Ellis Group, Inc.*                         13,400     1,081,380
                                                                        -----------
      SPECIALIZED FINANCE -- 0.3%
         The Chicago Mercantile Exchange*                         400       179,000
                                                                        -----------
      TOTAL FINANCIALS                                                    4,161,168
                                                                        -----------
   HEALTH CARE -- 17.7%
      BIOTECHNOLOGY -- 3.3%
         Amgen, Inc.*                                           6,900       501,975
         Celgene Corp.*                                         4,800       212,256
         Genentech, Inc.*                                       9,000       760,590
         Gilead Sciences, Inc.*                                 3,600       223,992
                                                                        -----------
                                                                          1,698,813
                                                                        -----------
      HEALTH CARE DISTRIBUTORS -- 0.5%
         AmerisourceBergen Corp.                                5,200       251,004
                                                                        -----------
      HEALTH CARE EQUIPMENT -- 4.7%
         Dade Behring Holdings, Inc.*                           4,700       167,837
         Johnson & Johnson                                     19,200     1,137,024
         Medtronic, Inc.                                        3,100       157,325
         PerkinElmer, Inc.                                     40,600       952,882
                                                                        -----------
                                                                          2,415,068
                                                                        -----------
      HEALTH CARE SERVICES -- 2.9%
         Caremark Rx, Inc.*                                    10,300       506,554
         Cerner Corp.*                                          4,500       213,525
         Express Scripts, Inc.*                                 7,000       615,300
         Pharmaceutical Product Development, Inc.               5,800       200,738
                                                                        -----------
                                                                          1,536,117
                                                                        -----------
      HEALTH CARE SUPPLIES -- 0.4%
         Gen-Probe, Inc.*                                       4,100       225,992
                                                                        -----------
      MANAGED HEALTH CARE -- 4.3%
         Aetna, Inc.                                           16,500       810,810
         Humana, Inc.*                                          5,600       294,840
         Sierra Health Services, Inc.*                          5,000       203,500
         UnitedHealth Group, Inc.                              16,877       942,749
                                                                        -----------
                                                                          2,251,899
                                                                        -----------

      PHARMACEUTICALS -- 1.6%
         Abbott Laboratories                                    2,900       123,163
         American Pharmaceutical Partners, Inc.*                7,000       199,430
         KOS Pharmaceuticals, Inc.*                             6,700       320,059
         Pfizer, Inc.                                           7,800       194,376
                                                                        -----------
                                                                            837,028
                                                                        -----------
      TOTAL HEALTH CARE                                                   9,215,921
                                                                        -----------
   INDUSTRIALS -- 17.4%
      AEROSPACE & DEFENSE -- 1.0%
         The Boeing Co.                                         6,510       507,324
                                                                        -----------
      AIR FREIGHT & LOGISTICS -- 2.3%
         FedEx Corp.                                           10,400     1,174,576
                                                                        -----------
      AIRLINES -- 1.4%
         AMR Corp.*                                            17,700       478,785
         Southwest Airlines Co.                                12,800       230,272
                                                                        -----------
                                                                            709,057
                                                                        -----------
      BUILDING PRODUCTS -- 0.7%
         American Standard Companies, Inc.                      8,400       360,024
                                                                        -----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.0%
         Caterpillar, Inc.                                      2,900       208,249
         Joy Global, Inc.*                                      5,400       322,758
                                                                        -----------
                                                                            531,007
                                                                        -----------
      DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 2.8%
         Brink's Co.*                                          14,200       720,792
         Cendant Corp.                                         41,200       714,820
                                                                        -----------
                                                                          1,435,612
                                                                        -----------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.7%
         Robert Half International, Inc.*                      10,000       386,100
                                                                        -----------
      INDUSTRIAL CONGLOMERATES -- 4.3%
         3M Co.                                                14,210     1,075,555
         General Electric Co.                                  34,400     1,196,433
                                                                        -----------
                                                                          2,271,988
                                                                        -----------
      INDUSTRIAL MACHINERY -- 1.0%
         ITT Industries, Inc.                                   9,670       543,647
                                                                        -----------
      TRADING COMPANIES & DISTRIBUTORS -- 2.2%
         Fastenal Co.                                           5,000       236,700
         MSC Industrial Direct Co., Inc.- Class A*             16,400       885,928
                                                                        -----------
                                                                          1,122,628
                                                                        -----------
      TOTAL INDUSTRIALS                                                   9,041,963
                                                                        -----------

   INFORMATION TECHNOLOGY -- 26.0%
      APPLICATION SOFTWARE -- 1.0%
         Adobe Systems, Inc.                                    3,700       129,204
         Autodesk, Inc.                                         6,900       265,788
         Salesforce.com, Inc.*                                  3,200       116,256
                                                                        -----------
                                                                            511,248
                                                                        -----------
      COMMUNICATIONS EQUIPMENT -- 6.2%
         Cisco Systems, Inc.*                                  46,000       996,820
         Corning, Inc.                                          8,800       236,808
         Motorola, Inc.                                        26,970       617,883
         QUALCOMM, Inc.*                                       26,300     1,331,043
                                                                        -----------
                                                                          3,182,554
                                                                        -----------
      COMPUTER HARDWARE -- 2.5%
         Apple Computer, Inc.*                                 10,700       671,104
         Dell, Inc.*                                            6,700       199,392
         International Business Machines Corp.                  2,400       197,928
         NCR Corp.*                                             5,500       229,845
                                                                        -----------
                                                                          1,298,269
                                                                        -----------
      COMPUTER STORAGE & PERIPHERALS -- 1.6%
         Sandisk Corp.*                                        10,300       592,456
         Western Digital Corp.*                                12,100       235,103
                                                                        -----------
                                                                            827,559
                                                                        -----------
      ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.3%
         AVX Corp.                                              7,600       134,520
                                                                        -----------
      HOME ENTERTAINMENT SOFTWARE -- 0.4%
         Activision, Inc.*                                     15,154       208,974
                                                                        -----------
      INTERNET SOFTWARE & SERVICES -- 1.3%
         eBay, Inc.*                                            3,900       152,334
         Google, Inc.- Class A*                                 1,400       546,000
                                                                        -----------
                                                                            698,334
                                                                        -----------
      SEMICONDUCTOR EQUIPMENT -- 1.7%
         Applied Materials, Inc.*                              24,000       420,240
         KLA-Tencor Corp.                                       4,200       203,112
         Lam Research Corp.*                                    6,200       266,600
                                                                        -----------
                                                                            889,952
                                                                        -----------
      SEMICONDUCTORS -- 5.8%
         Advanced Micro Devices, Inc.*                         12,400       411,184
         Intel Corp.                                           25,635       496,037
         National Semiconductor Corp.                          30,890       859,978
         NVIDIA Corp.*                                         16,300       933,338
         Texas Instruments, Inc.                               10,700       347,429
                                                                        -----------
                                                                          3,047,966
                                                                        -----------


      SYSTEMS SOFTWARE -- 5.2%
         Microsoft Corp.                                       90,400     2,459,783
         Red Hat, Inc.*                                         9,500       265,810
                                                                        -----------
                                                                          2,725,593
                                                                        -----------
      TOTAL INFORMATION TECHNOLOGY                                       13,524,969
                                                                        -----------
   MATERIALS -- 4.6%
      CONSTRUCTION MATERIALS -- 0.9%
         Florida Rock Industries, Inc.                          4,200       236,124
         Martin Marietta Materials Corp.                        2,300       246,169
                                                                        -----------
                                                                            482,293
                                                                        -----------
      DIVERSIFIED CHEMICALS -- 0.3%
         Dow Chemical Co.                                       3,760       152,656
                                                                        -----------
      FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.5%
         Monsanto Co.                                           3,100       262,725
                                                                        -----------
      METAL & GLASS CONTAINERS -- 1.1%
         Crown Holdings, Inc.*                                 33,000       585,420
                                                                        -----------
      STEEL -- 1.8%
         Allegheny Technologies, Inc.                          15,200       929,936
                                                                        -----------
      TOTAL MATERIALS                                                     2,413,030
                                                                        -----------
   TELECOMMUNICATION SERVICES -- 1.0%
      WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
         American Tower Corp. Cl.- A*                           7,000       212,240
         NII Holdings, Inc.*                                    5,600       330,232
                                                                        -----------
                                                                            542,472
                                                                        -----------
      TOTAL TELECOMMUNICATION SERVICES                                      542,472
                                                                        -----------
   UTILITIES -- 1.1%
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.1%
         AES Corp.*                                            22,300       380,438
         TXU Corp.                                              4,800       214,848
                                                                        -----------
                                                                            595,286
                                                                        -----------
      TOTAL UTILITIES                                                       595,286
                                                                        -----------
      TOTAL COMMON STOCK
         (Cost $48,575,054)                                              52,115,112
                                                                        -----------
TOTAL INVESTMENTS -- 100.0%
      (Cost $48,575,054)+                                               $52,115,112
                                                                        ===========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $48,669,316. At March 31, 2006, net unrealized depreciation was $634,926. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $2,508,041 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $3,142,967.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Municipal Bond Fund
INVESTMENTS / MARCH 31, 2006
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                      Moody's/S&P     Principal
                                                                       Ratings(1)      Amount         Value
                                                                      -----------   ------------   -----------
MUNICIPAL BONDS -- 98.7%
   ALABAMA -- 5.9%
         Alabama 21st Century Auth. Tobacco Settlement Rev.
         Bonds, 5.10%, 12/01/09                                        A-, Baa1     $    500,000   $   527,030
         Alabama Housing Fin. Auth. Single Family Mtge. Rev.
         Bonds, Ser. A-1, 5.00%, 10/01/14                               Aaa, NR          175,000       176,059
         Alabama State Brd. of Edu. Calhoun Community College
         Rev. Bonds, 5.00%, 05/01/15                                    Aaa, NR          500,000       531,455
         Alabama State Public School & College Auth. Rev. Bonds,
         5.13%, 11/01/10                                                Aa2, AA        1,215,000     1,274,584
         Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
         (AMBAC), 4.50%, 08/15/10                                      Aaa, AAA          250,000       254,688
         Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%,
         02/01/11                                                      Aaa, AAA          250,000       263,590
         Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds,
         5.00%, 01/01/17                                               Aaa, AAA        1,500,000     1,569,704
         Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%,
         10/01/13                                                       Aaa, NR          165,000       169,671
                                                                                                   -----------
                                                                                                     4,766,781
                                                                                                   -----------
   ARIZONA -- 3.0%
         Arizona Health Fac. Auth. Rev. Bonds Blood Systems Inc.,
         4.00%, 04/01/08                                                NR, A-           790,000       791,193
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
          5.00%, 07/01/10                                              Baa3, NR          150,000       151,931
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
          5.00%, 07/01/13                                              Baa3, NR          200,000       201,312
         Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
         5.00%, 07/01/09                                               Baa3, NR          175,000       177,177
         Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds,
         Ser. A, 5.25%, 01/01/20                                        Aa2, AA        1,000,000     1,065,609
                                                                                                   -----------
                                                                                                     2,387,222
                                                                                                   -----------
   CALIFORNIA -- 16.6%
         California Infrastructure & Economic Dev. Rev. Bonds,
         5.00%, 10/01/18                                                Aa2, AA          365,000       385,936
         California Infrastructure & Economic Dev. Rev. Bonds,
         5.00%, 10/01/20                                                Aa2, AA        1,000,000     1,047,170
         California State Dept. Water Research Rev. Bonds Central
         VY Proj., Ser. AC, 5.00%, 12/01/15                            Aaa, AAA        1,000,000     1,075,530
         California State Public Works Brd. Lease Rev. Bonds,
         (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13      Aaa, AAA          575,000       614,825
         California State Public Works Brd. Ref. Rev. Bonds Dept.
         of Corrections, Ser. E, 5.00%, 06/01/18                       Aaa, AAA          820,000       862,550
         California State Public Works Brd. Ref. Rev. Bonds,
         Ser. D, (MBIA), 5.25%, 10/01/11                               Aaa, AAA          150,000       161,376
         California State Public Works Brd. Rev. Bonds Univ. of CA
         Research (PJ-L),, 5.25%, 11/01/17                             Aaa, AAA        1,000,000     1,086,960
         California State School Imps. Ref. Gen. Oblig. Bonds,
         5.25%, 02/01/14                                                 A2, A           585,000       630,215
         California Statewide Communities Dev. Auth. Rev. Bonds
         Daughters of Charity Health, Ser. G   (Revenue Bonds Loc),
         5.00%, 07/01/22                                               NR, BBB+        1,200,000     1,223,040
         Compton, CA Certificate Participation Ref. Bonds, Ser. A

         (Civic Center & Cap. Imp.), 5.50%, 09/01/15                   NR, BBB+          535,000       556,261
         Contra Costa County, CA Multi-Family Housing Rev. Bonds,
         3.95%, 04/15/46                                                NR, AAA        2,000,000     1,997,939
         Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C,
         (FSA), 5.50%, 09/01/15                                        Aaa, AAA          125,000       132,946
         Lancaster,  CA Redev. Agency Tax Allocation Ref. Bonds,
         5.25%, 12/01/20                                               Aaa, AAA          400,000       426,304
         Los Angeles, CA Special Assessment Bonds,
         (Landscaping & Ltg. District 96-1), (FSA), 4.90%, 03/01/09     Aa3, AA          100,000       103,246
         Redwood City, CA Elementary School Dist. Gen. Oblig.
         Bonds, (FGIC), 5.50%, 08/01/14                                Aaa, AAA          125,000       138,996
         San Diego County, CA Water Auth. Rev. Bonds, Ser. A,
         (FGIC), 5.00%, 05/01/13                                       Aaa, AAA          125,000       129,953
         San Francisco, CA City & County International Airport Rev.
         Bonds, 5.25%, 01/01/19*                                       Aaa, AAA        1,540,000     1,584,197
         Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA),
         5.00%, 08/15/10                                                Aaa, NR           50,000        52,883
         Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18               Aaa, AAA          490,000       518,763
         Visalia, CA Cert. Participation Ref. Bonds, 5.00%,
         12/01/18                                                      Aaa, AAA          500,000       526,265
                                                                                                   -----------
                                                                                                    13,255,355
                                                                                                   -----------
   COLORADO -- 0.7%
         Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health
         Initiatives), 5.38%, 09/01/10                                  Aa2, AA          500,000       530,195
                                                                                                   -----------
   DELAWARE -- 4.0%
         Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%,
         11/01/07                                                      Aaa, AAA          160,000       174,517
         Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%,
         11/01/08                                                      Aaa, AAA          180,000       206,001
         Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%,
         01/01/14                                                      Aaa, AAA          250,000       267,150
         Delaware State Economic Dev. Auth. Ref. Rev. Bonds,
         (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC),
         4.90%, 04/01/06                                               Aaa, AAA          250,000       258,605
         Delaware State Economic Dev. Auth. Rev. Bonds, (Student
         Housing Univ. Courtyard), (RADIAN), 5.38%, 08/01/11            NR, AA           250,000       263,328
         Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev.
         Bonds, Ser. 1992C, 7.25%, 01/01/07                              A1, B            20,000        20,117
         Univ. of Delaware Variable Rev. Bonds, Ser. B,
         3.12%, 04/03/06                                                NR, AA+        2,000,000     1,999,999
                                                                                                   -----------
                                                                                                     3,189,717
                                                                                                   -----------
   FLORIDA -- 3.0%
         Alachua County, FL Public Imp. Rev. Bonds, 5.00%,
         08/01/14                                                      Aaa, AAA          585,000       593,693
         Broward County, FL Resource Recovery Ref. Bonds,
         Wheelabrator South A, 5.00%, 12/01/07                          A3, AA           275,000       280,855
         Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%,
         10/01/14                                                      Aaa, AAA          455,000       491,359
         Osceola County, FL School Brd. Cert. Participation Four
         Corcers Charter School Bonds, Ser. A, (MBIA), 5.80%,
         08/01/15                                                       Aaa, NR          100,000       109,123
         Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA),
         5.25%, 10/01/14                                               Aaa, AAA          900,000       968,562
                                                                                                   -----------
                                                                                                     2,443,592
                                                                                                   -----------
   GEORGIA -- 2.0%
         Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%,

         08/01/18                                                      Aaa, AAA          465,000       493,058
         Georgia State Housing & Fin. Auth. Rev. Bonds, (Single
         Family Mtge.), 4.85%, 06/01/08                                 NR, AAA          260,000       260,010
         Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett Cnty
         Public School Proj.), (MBIA), 5.25%, 01/01/14                 Aaa, AAA          500,000       540,181
         Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ.
         Proj.), Ser. 2000A, 5.75%, 11/01/15                            Aa2, AA          250,000       272,820
                                                                                                   -----------
                                                                                                     1,566,069
                                                                                                   -----------
   ILLINOIS -- 2.2%
         Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%,
         12/01/07                                                       Aa2, NR          300,000       306,924
         Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%,
         11/01/11                                                      Aaa, AAA          200,000       218,096
         Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ.
         Proj.), 5.10%, 11/01/11                                       Aa1, AA+          400,000       420,751
         Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ.
         Proj.), 5.15%, 11/01/12                                       Aa1, AA+          250,000       264,393
         Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%,
         07/01/08                                                      Aaa, AAA          250,000       253,743
         Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%,
         03/01/12                                                      Aaa, AAA          250,000       271,863
                                                                                                   -----------
                                                                                                     1,735,770
                                                                                                   -----------
   INDIANA -- 0.7%
         Indiana Health Facility Financing Auth. Rev. Bonds, 5.00%,
         05/01/07                                                      Aa3, AA-          530,000       537,219
                                                                                                   -----------
   KANSAS -- 0.7%
         Butler & Sedgwick County, KS Univ. School Dist. Gen.
         Oblig. Unltd. Bonds, (FSA), 6.00%, 09/01/14                   Aaa, AAA          500,000       568,090
                                                                                                   -----------
   MARYLAND -- 0.5%
         Maryland State Health & Higher Educ. Fac. Auth. Rev.
         Bonds, (AMBAC), 5.13%, 07/01/12                               Aaa, AAA          400,000       428,024
                                                                                                   -----------
   MASSACHUSETTS -- 2.0%
         Massachusetts State Commonwealth Gen. Oblig. Bonds,
         5.00%, 10/01/09                                               Aa2, AA-          500,000       520,095
         Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of
         MA, Visual & Performing Arts Proj.), 6.00%, 08/01/16           A2, NR           310,000       356,047
         Massachusetts State Fed. Highway Grant Ant. Notes, Ser.
         1998B, 5.13%, 12/15/08                                         Aa3, NR          350,000       365,463
         Massachusetts State Housing Fin. Agency Rev. Bonds,
         4.00%, 12/01/10*                                               Aa2, AA           85,000        83,248
         Massachusetts State Special Oblig. Rev. Bonds Ref. Nts.-
         Federal Highway Grant Ant.-A, (FSA), 5.00%, 12/15/12           Aaa, NR          275,000       291,327
                                                                                                   -----------
                                                                                                     1,616,180
                                                                                                   -----------
   MICHIGAN -- 3.4%
         Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds,
          (FGIC), 5.00%, 05/01/14                                      Aaa, AAA          650,000       691,678
         Univ. of Michigan Rev. Bonds, Plan A-1, 3.14%, 04/03/06       Aa1, AA+        2,000,000     2,000,000
                                                                                                   -----------
                                                                                                     2,691,678
                                                                                                   -----------
   MINNESOTA -- 0.3%
         Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07       Aa1, AAA          250,000       255,565
                                                                                                   -----------

   MISSOURI -- 2.0%
         Kansas City, MO Special Fac. Rev. Bonds Overhaul Base
         Project, Ser. G, 4.00%, 09/01/10                               A2, AA-          540,000       535,037
         Kansas City, MO Special Fac. Rev. Bonds, MCI
         Overhaul Base Proj. Ser. G, 4.00%, 09/01/11                    A2, AA-          465,000       455,835
         Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%,
         06/01/15                                                       Aaa, NR          615,000       652,515
                                                                                                   -----------
                                                                                                     1,643,387
                                                                                                   -----------
   NEVADA -- 1.3%
         Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%,
         09/01/10                                                      Aa1, AAA          345,000       353,039
         Nevada State Highway Imp. Rev. Bonds, (Motor Vehicle Fuel
          Tax), (FGIC), 5.50%, 12/01/11                                Aaa, AAA          250,000       271,698
         Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space
         & Library), (FGIC), 5.75%, 05/01/14                           Aaa, AAA          380,000       412,785
                                                                                                   -----------
                                                                                                     1,037,522
                                                                                                   -----------
   NEW JERSEY -- 8.4%
         Camden County, NJ Imp. Auth. Health Care Rev. Bonds,
         5.60%, 02/15/07                                               Baa3, BBB          60,000        60,100
         Camden County, NJ Impt. Auth. Cooper Health Sys Oblig
         Grp-B, 5.00%, 02/15/15                                        Baa3, BBB       2,435,000     2,480,243
         Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig.
         Grp-A, 5.00%, 02/15/15                                        Baa3, BBB       1,090,000     1,110,252
         Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds,
         5.00%, 02/15/17                                                Aaa, NR          725,000       772,480
         New Jersey State Housing & Mtge. Fin. Agency Rev. Bonds,
          5.20%, 10/01/07                                              Aaa, AAA        2,000,000     2,035,800
         New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds,
         5.00%, 06/01/09                                               Baa3, BBB         250,000       255,840
                                                                                                   -----------
                                                                                                     6,714,715
                                                                                                   -----------
   NEW MEXICO -- 0.8%
         Albuquerque, NM Storm Sewer Gen. Oblig. Bonds, Ser. B,
         5.00%, 07/01/06                                                Aa3, AA          650,000       650,670
                                                                                                   -----------
   NEW YORK -- 11.8%
         New York City Transitional Fin. Auth. Rev. Bonds, 5.00%,
         11/01/11                                                      Aa2, AA+          500,000       530,635
         New York City, NY Municipal Water Fin. Auth. Water &
         Sewer System Rev. Bonds, Ser. B, 5.75%, 06/15/26              Aaa, AAA        1,035,000     1,050,049
         New York City, NY Transitional Fin. Auth., 5.75%, 11/01/11    Aa1, AAA          215,000       234,047
         New York State Agency Spec. School Purp. Rev. Bonds,
         Ser. C, 5.25%, 12/01/10                                        NR, A+         1,500,000     1,587,989
         New York State Dorm Auth. Rev. Bonds, (MBIA), 5.25%,
         05/15/15                                                      Aaa, AAA        1,000,000     1,080,050
         New York State Dorm. Auth. Pace Univ. Ref. Bonds, (MBIA),
         6.50%, 07/01/08                                               Aaa, AAA          515,000       546,930
         New York State Dorm. Auth. Personal Income Rev. Bonds,
         Ser. A, 5.00%, 03/15/13                                        NR, AAA          500,000       532,230
         New York State Dorm. Auth. Rev. Bonds, New York State
         Dept. of Health, 5.25%, 07/01/17                               NR, AA-          750,000       801,090
         New York State Environ. Fac. Corp. Rev. Bonds, Ser. A,
         5.00%, 03/15/13                                                NR, AA-          515,000       545,946
         New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
         12/15/06                                                      Aa3, AAA          500,000       505,180
         New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
         01/01/07                                                       A1, AA-          500,000       505,070
         New York, NY City Municipal Water Fin. Auth. Rev. Bonds,

         5.00%, 06/15/19                                               Aa2, AA+          500,000       526,045
         New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12        A1, A+           250,000       267,003
         New York, NY Valoren Property Tax Gen. Oblig. Bonds,
         5.25%, 08/01/17                                                A1, A+           260,000       267,072
         West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds,
         (FSA), 3.50%, 06/15/07                                         Aaa, NR          500,000       499,750
                                                                                                   -----------
                                                                                                     9,479,086
                                                                                                   -----------
   NORTH CAROLINA -- 1.6%
         Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11*    Aaa, AAA        1,000,000     1,046,350
         Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%,
         06/01/10                                                      Aa2, AA+          250,000       270,575
                                                                                                   -----------
                                                                                                     1,316,925
                                                                                                   -----------
   OHIO -- 4.3%
         Elyria, OH Bond Antic. Public Imp. Bonds, 4.00%,
         07/20/06                                                       NR, NR           350,000       350,298
         Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), 5.00%, 10/01/08                                    Aa3, AA-          500,000       513,760
         Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), Ser. A, 5.63%, 10/01/16                            Aa3, AA-          500,000       535,280
         Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund
         Proj.), Ser. 2001A, 5.50%, 04/01/12                            Aa2, AA          500,000       536,884
         Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
         5.50%, 12/01/08                                                Aa2, AA          200,000       209,170
         Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
         5.50%, 12/01/09                                                Aa2, AA          500,000       530,305
         Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%,
         02/01/10                                                      Aa1, AA+          350,000       375,078
         Pickerington, OH Local School Dist. Construction & Imp.
         Gen. Oblig. Bonds, (FGIC), 5.80%, 12/01/09                    Aaa, AAA          410,000       425,801
                                                                                                   -----------
                                                                                                     3,476,576
                                                                                                   -----------
   OKLAHOMA -- 0.1%
         Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10           Aa2, AA          100,000       106,567
                                                                                                   -----------
   OREGON -- 0.4%
         Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A,
         5.00%, 06/15/17                                                Aaa, NR          320,000       341,859
                                                                                                   -----------
   PENNSYLVANIA -- 4.1%
         Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC),
         5.20%, 05/15/11                                               Aaa, AAA          250,000       267,068
         Bristol Borough, PA School Dist. Gen. Oblig. Bonds, 5.00%,
          03/01/20                                                      Aaa, NR          500,000       529,205
         Pennsylvania State Higher Educational Fac. Auth. Rev.
         Bonds, (Philadelphia College Osteopathic Medicine), 5.00%,
         12/01/17                                                        NR, A           500,000       516,880
         Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%,
         11/15/07                                                      Aaa, AAA          250,000       254,228
         Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%,
         06/15/18*                                                     Aaa, AAA          600,000       620,519
         Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
         04/01/11                                                      Aaa, AAA          140,000       148,226
         State Public School Bldg. Auth. Pennsylvania Rev. Bonds,
         (FGIC), 5.25%, 11/01/15                                       Aaa, AAA          545,000       587,265
         York County, PA Solid Waste & Refuse Auth. Rev. Bonds,
         (FGIC), 5.50%, 12/01/06                                       Aaa, AAA          400,000       404,936
                                                                                                   -----------
                                                                                                     3,328,327
                                                                                                   -----------

   PUERTO RICO -- 0.5%
         The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.00%, 05/15/09                        Baa3, BBB         100,000       102,541
         The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.75%, 07/01/10                         NR, AAA          250,000       269,310
                                                                                                   -----------
                                                                                                       371,851
                                                                                                   -----------
   SOUTH DAKOTA -- 0.3%
         South Dakota Housing Dev. Auth. Homeownership Mtge.
         Rev. Bonds, Ser. C, 4.15%, 05/01/07                           Aa1, AAA          265,000       265,376
                                                                                                   -----------
   TENNESSEE -- 0.3%
         Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
         10/01/13                                                       A2, AA           250,000       268,210
                                                                                                   -----------
   TEXAS -- 8.3%
         Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18       Aaa, AAA          400,000       421,480
         Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, 5.00%,
         07/15/18                                                      Aaa, AAA          500,000       529,260
         Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds,
         (PSF-GTY), 7.00%, 08/15/11                                     Aaa, NR          250,000       282,823
         Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds,
         (PSF-GTY), 5.00%, 02/15/17                                    Aaa, AAA          500,000       527,890
         Houston, TX Unrefunded-Ref. & Pub. Impt. - Ser. A, 5.25%,
         03/01/13                                                      Aa3, AA-          100,000       104,398
         Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
         5.50%, 02/15/15                                               Aaa, AAA          500,000       535,545
         Laredo, TX Ref. Gen. Oblig. Bonds, 5.00%, 08/15/19            Aaa, AAA          850,000       896,078
         Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds, (St.
         Joseph Health Sys.), 5.00%, 07/01/08                          Aa3, AA-          350,000       359,748
         Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds,
         Ser. 2001A, (PSF-GTY), 5.00%, 02/15/12                        Aaa, AAA          625,000       660,250
         San Antonio, TX Indpt. School Dist. Gen. Oblig. Unltd.
         Bonds, (PSF-GTY), 7.00%, 08/15/08                             Aaa, AAA          225,000       241,837
         Texas State College Student Loan Gen. Oblig. Bonds,
         5.00%, 08/01/12*                                               Aa1, AA        1,000,000     1,004,389
         Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser.
         2001A, 5.50%, 10/01/12                                         Aa1, AA          300,000       322,896
         Texas Water Dev. Brd. Rev. Bonds, St. Revolving Fd-Sr
         Lien-Ser. 1998A, 5.25%, 07/15/11                              Aaa, AAA          500,000       517,525
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         07/01/11                                                      Aaa, AAA           60,000        67,161
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         01/01/12                                                      Aaa, AAA           75,000        84,348
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         01/01/13                                                      Aaa, AAA           85,000        96,731
                                                                                                   -----------
                                                                                                     6,652,359
                                                                                                   -----------
   UTAH -- 1.0%
         Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%,
         08/01/17                                                       NR, AAA          500,000       531,755
         Utah State Bldg. Ownership Auth. Lease Rev. Bonds,
         5.50%, 05/15/07                                               Aa1, AA+          250,000       253,003
                                                                                                   -----------
                                                                                                       784,758
                                                                                                   -----------
   VIRGINIA -- 1.3%
         Virginia Commonwealth Trans. Brd. Rev. Bonds, (Federal
         Highway Reimbursement Ant. Notes), 5.75%, 10/01/07             Aa2, AA        1,000,000     1,031,920
                                                                                                   -----------

   WASHINGTON -- 2.9%
         Clark County Washington School Dist. No. 37 Gen. Oblig.
         Bonds, 5.13%, 12/01/10                                         Aa3, NR          500,000       526,910
         Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
         5.00%, 07/01/10                                               Aaa, AAA          350,000       362,695
         Snohomish County, WA Public Utility Rev. Bonds, (FSA),
         5.00%, 12/01/08                                               Aaa, AAA          250,000       258,585
         Washington State Public Power Supply Sys. Nuclear Proj.
         No. 1 Rev. Bonds, 5.75%, 07/01/09                             Aaa, AA-          320,000       339,126
         Washington State Public Power Supply Sys. Nuclear Proj.
         No. 2 Rev. Bonds, 5.75%, 07/01/09                             Aaa, AA-          200,000       211,954
         Washington State Variable Purpose-Ser. B, Gen. Oblig.
         Unltd. Bonds, 5.00%, 01/01/13                                  Aa1, AA          300,000       309,342
         Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
         5.00%, 06/01/08                                               Baa2, BBB         300,000       305,997
                                                                                                   -----------
                                                                                                     2,314,609
                                                                                                   -----------
   WEST VIRGINIA -- 0.3%
         West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
         (AMBAC), 5.38%, 07/01/18                                      Aaa, AAA          250,000       276,103
                                                                                                   -----------
   WISCONSIN -- 4.0%
         Wisconsin State Health & Educ. Fac. Auth. Rev. Bonds,
         Ars-Ascension Health Credit, Ser. D, 3.20%, 11/15/31           Aa2, AA        3,000,000     3,000,001
         Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%,
         07/01/14                                                      Aaa, AAA          105,000       115,232
         Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%,
         07/01/14                                                      Aaa, AAA           70,000        77,309
                                                                                                   -----------
                                                                                                     3,192,542
                                                                                                   -----------
      TOTAL MUNICIPAL BONDS
         (Cost $79,239,944)                                                                         79,224,819
                                                                                                   -----------

                                                                                         Shares
SHORT-TERM INVESTMENTS -- 1.3%
        BlackRock Municipal Cash Tax-Exempt Money Market Fund                           528,623        528,623
        BlackRock Municipal Fund Tax-Exempt Money Market Fund                           528,623        528,623
                                                                                                  ------------
     TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,057,246)                                                                           1,057,246
                                                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $80,297,190)+                                                                          $ 80,282,065
                                                                                                  ============

----------
* Security is subject to the Alternative Minimum Tax
AMBAC   AMBAC Indemnity Corp.
FGIC    Insured by Financial Guaranty Insurance Corp.
FSA     Financial Security Assurance
MBIA    Municipal Bond Insurance Association

+    Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund INVESTMENTS / MARCH 31, 2006
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                     Principal
                                                                                      Amount          Value
                                                                                   ------------   ------------
U.S. AGENCY OBLIGATIONS -- 46.4%
   FEDERAL FARM CREDIT BANKS -- 4.8%
         Federal Farm Credit Banks Notes, 4.50%, 07/02/07*                         $ 25,000,000   $ 24,995,388
         Federal Farm Credit Banks Notes, 4.71%, 06/20/06*                           13,350,000     13,349,669
                                                                                                  ------------
                                                                                                    38,345,057
                                                                                                  ------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 1.5%
         Federal Home Loan Banks Discount Notes, 3.38%, 12/15/06                     12,335,000     12,219,086
                                                                                                  ------------
   FEDERAL HOME LOAN BANKS NOTES -- 5.7%
         Federal Home Loan Banks Notes, 3.00%, 05/15/06                               9,000,000      8,982,493
         Federal Home Loan Banks Notes, 2.88%, 05/25/06                              10,000,000      9,987,714
         Federal Home Loan Banks Notes, 4.13%, 12/22/06*                             12,000,000     11,983,165
         Federal Home Loan Banks Notes, 2.30%, 08/30/06                              15,000,000     14,838,215
                                                                                                  ------------
                                                                                                    45,791,587
                                                                                                  ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 18.9%
         Federal Home Loan Mortgage Corporation Notes, 2.50%, 04/19/06*              35,000,000     34,967,075
         Federal Home Loan Mortgage Corporation Notes, 3.00%, 05/04/06*              10,000,000      9,985,429
         Federal Home Loan Mortgage Corporation Notes, 2.74%, 05/12/06               22,000,000     21,952,990
         Federal Home Loan Mortgage Corporation Notes, 4.48%, 06/19/06               25,000,000     24,754,222
         Federal Home Loan Mortgage Corporation Notes, 5.50%, 07/15/06               35,200,000     35,249,236
         Federal Home Loan Mortgage Corporation Notes, 4.80%, 02/12/07               23,900,000     23,900,000
                                                                                                  ------------
                                                                                                   150,808,952
                                                                                                  ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 3.1%
         Federal National Mortgage Association Discount Notes, 4.81%, 06/22/06*      25,000,000     24,989,269
                                                                                                  ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.4%
         Federal National Mortgage Association Notes, 2.00%, 04/20/06                 8,000,000      7,989,095
         Federal National Mortgage Association Notes, 2.25%, 05/15/06                42,500,000     42,374,668
         Federal National Mortgage Association Notes, 4.61%, 07/26/06                25,000,000     24,628,639
         Federal National Mortgage Association Notes, 4.82%, 11/03/06                25,000,000     24,276,700
                                                                                                  ------------
                                                                                                    99,269,102
                                                                                                  ------------
      TOTAL U.S. AGENCY OBLIGATIONS
         (Cost $371,423,053)                                                                       371,423,053
                                                                                                  ------------

   REPURCHASE AGREEMENTS -- 53.6%
      With Bank of America: at 4.81%, dated 03/31/06, to be repurchased at
         $190,723,918 on 04/03/06, collateralized by $196,366,926 of Federal
         Home Loan Mortgage Corporation Securities with various coupons and
         maturities to 02/01/36                                                     190,647,500    190,647,500
      With Paine Webber: at 4.83%, dated 03/31/06, to be repurchased at
         $192,077,280 on 04/03/06, collateralized by $197,760,612 of Federal
         National Mortgage Association Securities with various coupons and
         maturities to 06/01/35                                                     192,000,000    192,000,000
      With Goldman Sacs Group: at 4.75%, dated 03/31/06, to be repurchased at
         $47,018,604 on 04/03/06, collateralized by $48,410,001 of Federal
         Home Loan Mortgage Corporation Securities with various coupons and
         maturities to 10/01/35                                                      47,000,000     47,000,000
                                                                                                  ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $429,647,500)                                                                       429,647,500
                                                                                                  ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $801,070,553)+                                                                        $801,070,553
                                                                                                  ============

----------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

WILMINGTON FUNDS - MONEY MARKET FUNDS / Tax-Exempt Money Market Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                               Moody's/S&P    Principal
                                                                               Ratings(1)       Amount        Value
                                                                              ------------   -----------   ------------
MUNICIPAL BONDS -- 100.0%
   ALASKA -- 1.8%
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines Inc., Proj.), Ser. 2003A, 3.19%, 04/03/06*                 VMIG-1, A-1+   $ 2,420,000   $  2,420,000
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines Inc., Proj.), Ser. 2003B, 3.19%, 04/03/06*                 VMIG-1, A-1+     1,230,000      1,230,000
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines, Inc.) Proj. C, 3.19%, 04/03/06*                             P-1, A-1+      3,285,000      3,285,000
                                                                                                           ------------
                                                                                                              6,935,000
                                                                                                           ------------
   ARIZONA -- 1.9%
         Salt River Proj., AZ Agric. Imp. & Power Dist. Commercial
         Paper Notes, 3.40%, 06/06/06                                           P-1, A-1+      7,400,000      7,400,000
                                                                                                           ------------
   DELAWARE -- 2.5%
         Delaware Economic Dev. Auth. Var. Rate Demand Rev.
         Bonds (St. Andrew's School Proj.), Ser. 2003, 3.18%,
         04/06/06*                                                            VMIG-1, A-1+     9,400,000      9,400,000
                                                                                                           ------------
   FLORIDA -- 12.7%
         City of Jacksonville, FL Commercial Paper Notes, Ser. A,
         3.15%, 05/19/06                                                        P-1, A-1+      9,380,000      9,380,000
         City of Jacksonville, FL Commercial Paper Notes,
         3.25%, 05/19/06                                                        P-1, A-1+      3,165,000      3,165,000
         City of Jacksonville, FL Commercial Paper Notes,
         3.35%, 06/07/06                                                        P-1, A-1      13,700,000     13,700,000
         Jacksonville, FL Electric Auth. Ref. Rev. Var. Rate Electirc
         System Subordinated. Rev. Bonds 2001 Ser. C, 3.25%,
         05/12/06                                                             VMIG-1, A-1+    10,000,000     10,000,000
         Orange County, FL Commercial Paper Notes,
         3.40%, 06/13/06                                                      VMIG-1, A-1+     5,300,000      5,300,000
         Orange County, FL Housing Fin. Auth. Multi-Family Housing
         Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.), FNMA
         Gtd., Ser. 1997E, 3.19%, 04/07/06*                                     NR, A-1+       4,235,000      4,235,000
         St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida
         Power & Light Proj.), Ser. 2000, 3.20%, 04/03/06*                     VMIG-1, A-1     2,500,000      2,500,000
                                                                                                           ------------
                                                                                                             48,280,000
                                                                                                           ------------
   GEORGIA -- 12.0%
         Athens-Clarke County, GA Uni Govt. Dev. Auth. Rev. Bonds.
         Var-Univ GA Athletic Assoc-B, 3.18%, 04/03/06*                          NR, NR          750,000        750,000
         Burke County GA Dev Auth PCRB, Commercial Paper Notes,
         3.45%, 04/26/06                                                      VMIG-1, A-1+     8,000,000      8,000,000
         Clayton County, GA Hosp. Auth. Rev. Bonds. Ant. Cert. (Southern
         Regional Medical Center Proj.), LOC SunTrust Bank, Ser.
         1998B, 3.18%, 04/07/06*                                                 Aa1, NR       3,635,000      3,635,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 3.18%, 04/07/06*             Aa2, NR       1,400,000      1,400,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 3.18%, 04/07/06*           VMIG-1, NR      4,200,000      4,200,000
         Columbus, GA Housing Auth. Rev. Bonds (Columbus State
         Univ. Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997,
         3.18%, 04/07/06*                                                        Aa2, NR       1,000,000      1,000,000

         Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc.
         Proj.), LOC Sun Trust Bank, Ser. 1999, 3.18%, 04/07/06*                 Aa2, NR     $ 3,300,000   $  3,300,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis
         Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1996,
         3.18%, 04/07/06*                                                        Aa2, NR         800,000        800,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School,
         Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 3.18%, 04/07/06*           VMIG-1, NR      5,700,000      5,700,000
         Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan
         School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 3.18%,
         04/07/06*                                                               Aa2, NR       4,800,000      4,800,000
         Gwinnett County, GA Housing Authority Multi Family
         Housing Revenue Bonds. Ser 1998, 3.17%, 04/05/06*                      NR, A-1+      10,000,000     10,000,000
         Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power
         Co. Plant Wansley Proj.), Ser. 1996, 3.23%, 04/01/06*                 VMIG-1, A-1     2,000,000      2,000,000
                                                                                                           ------------
                                                                                                             45,585,000
                                                                                                           ------------
   ILLINOIS -- 12.3%
         Illinois Health Fac. Auth. Ser. 1992 VRDB (Evanston
         Hospital Corp.), 3.35%, 06/22/06                                     VMIG-1, A-1+     5,000,000      5,000,000
         Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
         LOC Banc One N.A./Northern Trust, Ser. 1999, 3.22%,
         04/07/06*                                                              NR, A-1+      13,400,000     13,400,000
         Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society
         Proj.), LOC American NB & T, Ser. 1997, 3.28%, 04/07/06*               NR, A-1+       1,970,000      1,970,000
         Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled
         Financing Proj.), LOC American NB & T, Ser. 1998, 3.22%,
         04/07/06*                                                              NR, A-1+       6,415,000      6,415,000
         Illinois Educ. Fac. Auth. Ser. 2001 B-3, Commercial
         Paper Notes (The University of Chicago), 3.10%, 06/27/06             VMIG-1, A-1+    15,000,000     15,000,000
         Illinois Health Fac. Auth. Ser. 1995 Commercial
         Paper Notes (Evanston Hospital Corp.), 3.33%, 06/15/06               VMIG-1, A-1+     4,000,000      4,000,000
         Illinois Health Fac. Auth. Ser. 1996 Commercial
         Paper Notes (Evanston Hospital Corp.), 3.50%, 07/06/06               VMIG-1, A-1+     6,000,000      6,000,000
                                                                                                           ------------
                                                                                                             46,785,000
                                                                                                           ------------
   KANSAS -- 1.3%
         Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United,
         Inc. Proj.), LOC Bank One, NA, Ser. 1996, 3.28%, 04/07/06*             P-1, A-1+      5,000,000      5,000,000
                                                                                                           ------------
   KENTUCKY -- 1.1%
         County of Breckinridge, KY (Kentucky Assoc. of Counties
         Leasing Trust) Lease Prog. Rev. Bonds Variable Rates,
         LOC U.S. Bank, NA, Ser. 2002A, 3.18%, 04/03/06*                       VMIG-1, NR        623,000        623,000
         Shelby County, KY (Kentucky Association of Counties
         Leasing Trust) Rev. Variable Rate Bonds, LOC U.S. Bank, N.A.
         Ser A., 3.18%, 04/03/06*                                              VMIG-1, NR      3,410,000      3,410,000
                                                                                                           ------------
                                                                                                              4,033,000
                                                                                                           ------------
   MARYLAND -- 4.6%
         Baltimore County, MD Commercial Paper Notes,
         3.16%, 04/06/06                                                        P-1, A-1+      4,900,000      4,900,000
         Maryland Health & Higher Educ. Facility Auth., Commercial
         Paper Notes, Johns Hopkins University, 3.15%, 05/09/06                 P-1, A-1+      5,000,000      5,000,000
         Maryland Health & Higher Educ. Facility Auth., Commercial
         Paper Notes, Johns Hopkins University, 3.22%, 06/12/06                 P-1, A-1+      4,713,000      4,713,000
         Maryland Health & Higher Educ. Facility Auth., Commercial
         Paper Notes, Johns Hopkins University, Ser. A, 3.15%, 05/12/06         P-1, A-1+    $ 2,700,000   $  2,700,000

                                                                                                           ------------
                                                                                                             17,313,000
                                                                                                           ------------
   MASSACHUSETTS -- 1.1%
         Commonwealth of Massachusetts, Commercial Paper Notes
         3.40%, 04/27/06                                                        P-1, A-1+      4,000,000      4,000,000
         Massachusetts St Var-Central Artery. General Obligation
         Ser. A, 3.18%, 04/03/06*                                             VMIG-1, A-1+       225,000        225,000
                                                                                                           ------------
                                                                                                              4,225,000
                                                                                                           ------------
   MISSISSIPPI -- 0.4%
         Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A.,
         Inc. Proj.), Ser. 1993, 3.18%, 04/03/06*                                P-1, NR       1,700,000      1,700,000
                                                                                                           ------------
   MISSOURI -- 0.8%
         Missouri Health & Educ. Fac. Auth. (Washington Univ.
         Proj.), Ser. 1996A, 3.19%, 04/01/06*                                 VMIG-1, A-1+     1,825,000      1,825,000
         Missouri Health & Educ. Fac. Auth. Rev. B (Washington
         Univ. Proj.), Ser. 1996-B, 3.19%, 04/03/06*                          VMIG-1, A-1+     1,215,000      1,215,000
                                                                                                           ------------
                                                                                                              3,040,000
                                                                                                           ------------
   NEBRASKA -- 2.4%
         Omaha Public Power Dist., Commercial Paper Notes
         3.40%, 06/08/06                                                        P-1, A-1+      9,000,000      9,000,000
                                                                                                           ------------
   NEVADA -- 2.6%
         Clark County, Nevada Highway Rev. (Motor Vehicle Fuel Tax)
         Commercial Paper Notes, Ser. 2005B, 3.20%, 06/08/06                    P-1, A-1+     10,000,000     10,000,000
                                                                                                           ------------
   NEW YORK -- 3.3%
         New York City Municipal Water Finance Authority, Ser. 5
         Commercial Paper Notes, 3.10%, 04/13/06                                P-1, A-1+     12,400,000     12,400,000
                                                                                                           ------------
   OKLAHOMA -- 1.8%
         Tulsa County Ind. Auth., OK Var. Rate Demand Mtge. Rev.
         Bonds, (Montereau in Warren Woods Proj.), LOC BNP
         Paribas, Ser. 2002A, 3.19%, 04/03/06*                                  NR, A-1+       6,710,000      6,710,000
                                                                                                           ------------
   PENNSYLVANIA -- 2.1%
         Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
         (Atlantic Richfield Co. Proj.), Ser. 1995, 3.20%, 04/07/06*          VMIG-1, A-1+     4,200,000      4,200,000
         Geisinger Authority PA Health System. Rev .Bonds.
         Variable Rate- Geisinger Health System,
         Ser. C, 3.18%, 04/03/06*                                             VMIG-1, A-1+     3,700,000      3,700,000
                                                                                                           ------------
                                                                                                              7,900,000
                                                                                                           ------------
   SOUTH CAROLINA -- 2.6%
         South Carolina. St. Public Service Auth. TECP.,
         Commercial Paper Notes, 3.30%, 05/11/06                                P-1, A-1+     10,000,000     10,000,000
                                                                                                           ------------
   TENNESSEE -- 1.9%
         Clarksville, TN Public Bldg. Auth. Adjustable Rate Pooled
         Financing Rev. Bonds, (Tennessee Municipal Bond
         Fund Proj.), LOC Bank of America, Ser. 2004,
         3.17%, 04/03/06*                                                      VMIG-1, NR      2,800,000      2,800,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
         Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1984,
         3.18%, 04/07/06*                                                       NR, A-1+       1,945,000      1,945,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee

         Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1995,
         3.18%, 04/07/06*                                                       NR, A-1+     $   900,000   $    900,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
         Municipal Bond Fund Proj.), LOC Bank of America Ser. 2003,
         3.17%, 04/03/06*                                                      VMIG-1, NR        750,000        750,000
         Clarksville, TN Public Bldg. Auth. Rev. Bonds, (Tennessee
         Municipal Bond Fund Proj.), LOC Bank of America, Ser. 2001,
         3.17%, 04/03/06*                                                      VMIG-1, NR      1,000,000      1,000,000
                                                                                                           ------------
                                                                                                              7,395,000
                                                                                                           ------------
   TEXAS -- 22.2%
         City of Austin, TX, Commercial Paper Notes, 3.15%,
         05/09/06                                                               P-1, A-1+      7,000,000      7,000,000
         City of Brownsville, TX, Commercial Paper Notes,
         3.40%, 05/01/06                                                        P-1, A-1+     10,000,000     10,000,000
         City of Houston Gen Oblig, Commercial Paper Notes,
         3.50%, 07/13/06                                                        P-1, A-1+     10,000,000     10,000,000
         City of Houston Gen. Obglig. Commercial Paper Notes, Ser.
         A, 3.10%, 04/12/06                                                     P-1, A-1+      4,000,000      4,000,000
         City of San Antonio Electric And Gas System
         Commercial Paper Notes, 3.15%, 05/19/06                                P-1, A-1+      3,900,000      3,900,000
         Dallas, TX Rapid Transit Auth. Commercial Paper Notes,
         3.22%, 06/09/06                                                        P-1, A-1+      5,000,000      5,000,000
         Harris County, TX Texas Gen. Oblig. Commercial Paper Notes,
         Ser. B, 3.15%, 05/12/06                                                P-1, A-1+      1,100,000      1,100,000
         North Central, TX Health Fac. Dev. Corp. Rev. Bonds
         (Methodist Hospitals of Dallas Proj.), Ser. 1985B, MBIA 3.20%,
         04/03/06                                                               Aaa, A-1       2,460,000      2,460,000
         Port Arthur Navigation Dist. of Jefferson County, TX Poll.
         Control. Rev. Ref. Bonds (Texaco Inc. Proj.), Ser. 1994, 3.18%,
         04/03/06*                                                            VMIG-1, A-1+     3,310,000      3,310,000
         San Antonio, TX Educ. Fac. Corp., Higher Education
         Rev. Ref. Bonds (Trinity University) 3.18%, 06/01/33*                  NR, A-1+       1,000,000      1,000,000
         State of Texas Public Finance Authority Commercial Paper
         Notes, 3.15%, 05/10/06                                                 P-1, A-1+     11,200,000     11,200,000
         Texas A&M University, Commercial Paper Notes,
         3.25%, 04/06/06                                                        P-1, A-1+      5,200,000      5,200,000
         University of Texas Commercial Paper Notes,
         3.40%, 06/05/06                                                      VMIG-1, A-1+    15,000,000     15,000,000
                                                                                                           ------------
                                                                                                             84,170,000
                                                                                                           ------------
   UTAH -- 0.7%
         Salt Lake County, UT Poll. Cntrl. Rev. Bonds. SVC Station Holdings
         Proj. (BP PLC), 3.19%, 04/03/06*                                       P-1, A-1+      2,530,000      2,530,000
                                                                                                           ------------
   WASHINGTON -- 1.0%
         Washington Health Care Fac. Auth. Lease Rev. Bonds
         (National Healthcare Research & Educ. Proj.), LOC BNP
         Paribas, 3.22%, 04/07/06*                                             VMIG-1, NR      3,900,000      3,900,000
                                                                                                           ------------
   WISCONSIN -- 4.0%
         State of Wisconsin Gen. Oblig., Commercial Paper Notes
         3.48%, 06/06/06                                                        P-1, A-1+     15,000,000     15,000,000
                                                                                                           ------------
   WYOMING -- 2.9%
         Sweetwater County, WY, Commercial Paper Notes,  3.16%, 04/06/06        P-1, A-1+     10,975,000     10,975,000
                                                                                                           ------------
      TOTAL MUNICIPAL BONDS
         (Cost $379,676,000)                                                                                379,676,000
                                                                                                           ------------

TOTAL INVESTMENTS -- 100.0%
         (Cost $379,676,000)+                                                                              $379,676,000
                                                                                                           ============

----------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

     LOC - Letter of Credit.
     MBIA - Municipal Bond Insurance Association.
     PCRB - Pollution Control Revenue Bonds.
     TECP - Tax Exempt Commercial Paper and multi-modal bonds in commercial paper mode.
     VRDB - Variable Rate Adjustable Demand Revenue Bonds.

WILMINGTON FUNDS - MONEY MARKET FUNDS / Prime Money Market Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                      Moody's/S&P    Principal
                                                                       Ratings(1)      Amount          Value
                                                                      -----------   ------------   --------------
CERTIFICATES OF DEPOSIT -- 49.6%
   FOREIGN BANKS, FOREIGN CENTERS -- 10.7%
         Alliance & Leicester, London, 4.69%, 07/24/06                 P-1, A-1     $100,000,000   $   99,899,330
         Deutsche Bank, 4.52%, 04/11/06                                P-1, A-1+     100,000,000       99,993,120
         Landesbank Hessen-Thuringen Girozentrale, 4.66%, 05/09/06     P-1, A-1+     100,000,000       99,515,200
                                                                                                   --------------
                                                                                                      299,407,650
                                                                                                   --------------
   FOREIGN BANKS, U.S. BRANCHES -- 28.7%
         Abbey National Treasury, 4.78%, 05/10/06                      P-1, A-1      100,000,000      100,000,000
         Barclays Bank, PLC, NY, 4.55%, 04/18/06                       P-1, A-1+     100,000,000       99,988,600
         CIBC, NY, 4.81%, 06/05/06                                     P-1, A-1      100,000,000       99,702,950
         Calyon, 4.69%, 07/24/06                                       P-1, A-1+     100,000,000       99,900,520
         Credit Suisse, NY, 4.79%, 05/15/06                            P-1, A-1      100,000,000       99,997,430
         Fortis Bank, NY, 4.78%, 05/02/06                              P-1, A-1+     100,000,000       99,997,330
         Natexis Banque Populaires, NY, 06/21/06                       P-1, A-1+     100,000,000       99,994,070
         Societe Generale, NY, 4.705%, 05/10/06                        P-1, A-1+     100,000,000       99,988,420
                                                                                                   --------------
                                                                                                      799,569,320
                                                                                                   --------------
   U.S. BANKS, U.S. BRANCHES -- 10.2%
         Citibank, 4.60%, 04/27/06                                     P-1, A-1+     100,000,000       99,986,020
         HSBC Finance, 4.67%, 05/10/06                                 P-1, A-1+      85,000,000       84,985,771
         Wells Fargo Bank, 4.78%, 05/05/06                             P-1, A-1+     100,000,000       99,997,830
                                                                                                   --------------
                                                                                                      284,969,621
                                                                                                   --------------
       TOTAL CERTIFICATES OF DEPOSIT
       (Cost $1,383,946,591)                                                                        1,383,946,591
                                                                                                   --------------
COMMERCIAL PAPER -- 26.0%
   BANKS -- 10.7%
         BankAmerica Corp., 4.68%, 06/12/06                            P-1, A-1+     100,000,000      100,000,000
         HBOs Treasury Services, 4.70%, 05/30/06                       P-1, A-1+     100,000,000       99,236,830
         UBS Finance, Inc., 4.60%, 06/01/06                            P-1, A-1+     100,000,000       99,208,900
                                                                                                   --------------
                                                                                                      298,445,730
                                                                                                   --------------
   FINANCE & INSURANCE -- 6.1%
         CIT Group Inc., 4.71%, 05/19/06                               P-1, A-1       24,600,000       24,448,710
         CIT Group Inc., 4.72%, 05/22/06                               P-1, A-1       46,000,000       45,698,024
         Dresdner U.S. Finance, Inc., 4.705%, 05/09/06                 P-1, A-1      100,000,000       99,520,200
                                                                                                   --------------
                                                                                                      169,666,934
                                                                                                   -------------
   SECURITY & COMMODITY, DEALERS & SERVICES -- 3.6%
         Bear Stearns Co., Inc., 4.80%, 06/12/06                       P-1, A-1      100,000,000       99,051,690
                                                                                                   --------------

   UTILITIES -- 5.6%
         Centrica PLC, 4.70%, 05/08/06                                 P-1, A-1     $ 81,595,000   $   81,214,457
         Florida Power & Light Co., 4.60%, 04/10/06                    P-1, A-1       26,000,000       25,975,732
         National Rural Utilities Corp., 4.64%, 04/11/06               P-1, A-1       50,000,000       49,946,685
                                                                                                   --------------
                                                                                                      157,136,874
                                                                                                   --------------
      TOTAL COMMERCIAL PAPER
         (Cost $724,301,228)                                                                          724,301,228
                                                                                                   --------------
U.S. AGENCY OBLIGATIONS -- 0.7%
   FEDERAL HOME LOAN BANKS NOTES -- 0.7%
         Federal Home Loan Banks Notes, 2.88%, 05/25/06                Aaa, AAA       20,000,000       19,938,900
                                                                                                   --------------
      TOTAL U.S. AGENCY OBLIGATIONS
         (Cost $19,938,900                                                                             19,938,900
                                                                                                   --------------
REPURCHASE AGREEMENTS -- 10.3%
         With UBS Security LLC: at 4.83%, dated 03/31/06, to be
         repurchased at $286,196,348 on 04/03/06, collateralized
         by $294,663,863 of Federal National Mortgage Association
         Securities with various coupons and maturities to 07/01/35                  286,081,200      286,081,200
                                                                                                   --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $286,081,200)                                                                          286,081,200
                                                                                                   --------------
TIME DEPOSIT -- 13.4%
         Branch Bank and Trust, Grand Cayman, 4.84%, 04/03/06          P-1, A-1      125,000,000      125,000,000
         PNC Bank, 4.84%, 04/03/06                                     P-1, A-1      125,000,000      125,000,000
         Rabobank Nederland, 4.84%, 04/03/06                           P-1, A-1+     125,000,000      125,000,000
                                                                                                   --------------
TOTAL TIME DEPOSIT
      (Cost $375,000,000)                                                                             375,000,000
                                                                                                   --------------
TOTAL INVESTMENTS -- 100.0%
      (Cost $2,789,267,919)+                                                                       $2,789,267,919
                                                                                                   ==============

----------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
(1)  The ratings shown are unaudited.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Broad Market Bond Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   Moody's/S&P    Principal
                                                                     Ratings'      Amount        Value
                                                                   -----------   ----------   -----------
CORPORATE BONDS -- 57.8%
   FINANCIAL -- 21.3%
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @      Aa2, AA+     $  900,000   $   909,672
         Bank of America Corp., 7.80%, 02/15/10                      Aa3, A+        350,000       378,458
         Capital One Corp., 6.70%, 05/15/08                         Baa2, BBB       750,000       769,378
         Citigroup, Inc., 5.63%, 08/27/12                            Aa2, A+        800,000       804,346
         First Union Corp., 6.82%, 08/01/26 (b)                       A1, A         591,000       689,969
         General Electric Capital Corp., 4.88%, 10/21/10            Aaa, AAA        900,000       881,609
         General Motors Acceptance Corp., 5.65%, 05/18/06*          Baa2, BB      1,200,000     1,196,573
         General Motors Acceptence Corp., 6.13%, 08/28/07           Baa2, BB      1,000,000       969,926
         Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, A+      2,125,000     2,201,694
         Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A         595,000       569,780
         MBNA America, 4.63%, 08/03/09                             Baa1, BBB+       900,000       881,710
         Morgan Stanley, 4.75%, 04/01/14                              A1, A       1,000,000       932,993
         Prudential Insurance Co. 144A, 6.38%, 07/23/06 @            A1, AA-        200,000       200,702
         Residential Capital Corp., 6.34%, 06/29/06*               Baa2, BBB-       550,000       554,093
         Salomon Smith Barney Holdings, 6.50%, 02/15/08             Aa1, AA-        900,000       919,825
         Swiss Bank Corp., 7.38%, 06/15/17                          Aa3, AA+      1,200,000     1,372,194
                                                                                              -----------
                                                                                               14,232,922
                                                                                              -----------

   INDUSTRIAL -- 26.2%
         A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB       600,000       606,019
         Bausch & Lomb, Inc., 6.95%, 11/15/07                       Baa3, BBB     1,000,000     1,019,247
         Corning, Inc., 6.30%, 03/01/09                            Baa3, BBB-     1,250,000     1,274,025
         CSX Corp., 7.90%, 05/01/17                                 Baa2, BBB     1,414,000     1,647,719
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08           A3, BBB        600,000       581,401
         Delhaize America, 7.38%, 04/15/06                          Ba1, BB+        500,000       500,226
         Deluxe Corp 144A, 3.50%, 10/01/07                         Baa1e, BBB+      500,000       479,169
         Dominion Resources, Inc., 8.13%, 06/15/10                 Baa1, BBB+       650,000       705,821
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                   Baa2, A-        800,000       753,271
         General Electric Co., 5.00%, 02/01/13                      Aaa, AAA        700,000       680,891
         HCA, Inc., 5.25%, 11/06/08                                 Ba1, BBB-       600,000       589,685
         Ingersoll-Rand, 6.02%, 02/15/28                             A3, A-         900,000       952,138
         Kroger, 7.45%, 03/01/08                                   Baa2, BBB-       800,000       826,752
         Liberty Media Corp., 6.41%, 06/15/06*                      Baa3, BB+       255,000       256,043
         Merck & Co. Inc., 4.38%, 02/15/13(a)                       Aa3, AA-        325,000       302,429
         Raytheon Co., 6.75%, 08/15/07                              Baa3, BBB       526,000       534,233
         Schering-Plough Corp., 6.75%, 12/01/33                     Baa1, A-      1,100,000     1,179,123
         The Gap Inc., 6.90%, 09/15/07                                A2, A         167,000       169,587
         Time Warner Entertainment, 8.38%, 03/15/23                Baa1, BBB+       900,000     1,017,567
         Tyco International Group, 6.13%, 11/01/08                 Baa3, BBB+       425,000       430,761
         Tyco International Group, 6.88%, 01/15/29                 Baa3, BBB+       300,000       313,235
         Tyson Foods, Inc., 7.25%, 10/01/06                         Baa3, BBB     1,000,000     1,008,647
         Viacom Inc, 6.63%, 05/15/11                                A3, BBB+      1,200,000     1,238,692
         Weyerhaeuser Co., 6.75%, 03/15/12                          Baa2, BBB       300,000       312,305
                                                                                              -----------
                                                                                               17,378,986
                                                                                              -----------

   TELECOMMUNICATIONS -- 3.0%
         AT&T Broadband Corp., 8.38%, 03/15/13                     Baa2, BBB+       896,000     1,007,686
         Sprint Capital Corp., 6.13%, 11/15/08                     Baa2, BBB-     1,000,000     1,017,733
                                                                                              -----------
                                                                                                2,025,419
                                                                                              -----------

   UTILITIES -- 7.3%
         Duke Energy Corp., 4.20%, 10/01/08                         Baa1, BBB    $  610,000   $   591,838
         FirstEnergy Corp., 5.50%, 11/15/06                         Baa3, BB+     1,400,000     1,400,358
         Marathon Oil Corp., 6.80%, 03/15/32                       Baa1, BBB+     1,700,000     1,853,958
         Oklahoma Gas & Electric, 6.65%, 07/15/27                   A2, BBB+        565,000       608,599
         Pacific Gas & Electric, 4.20%, 03/01/11                    Baa1, BBB       450,000       423,906
                                                                                              -----------
                                                                                                4,878,659
                                                                                              -----------
      TOTAL CORPORATE BONDS
         (Cost $38,191,621)                                                                    38,515,986
                                                                                              -----------
ASSET-BACKED SECURITIES -- 0.8%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                   Aaa, AAA         56,769        56,502
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         10/07/18                                                   Aaa, AAA        500,000       494,307
                                                                                              -----------

      TOTAL ASSET-BACKED SECURITIES
         (Cost $556,232)                                                                          550,809
                                                                                              -----------
MORTGAGE-BACKED SECURITIES -- 3.7%
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 04/15/23                                                             63,646        63,616
         Federal Home Loan Mortgage Corporation Notes, 7 Yr.
         Balloon, 4.50%, 11/01/10                                                   570,359       556,635
         Federal Home Loan Mortgage Corporation Notes, FHR
         2359 VD, 6.00%, 05/15/19                                                   107,292       107,219
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 01/01/13                                                        51,547        52,127
         Federal Home Loan Mortgage Corporation Notes, Pool
         G08097, 6.50%, 11/01/35                                                    277,194       282,564
         Federal National Mortgage Association Notes 2005-29 WC,
         4.75%, 04/25/35                                                            234,062       225,808
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 08/01/18                                                    199,772       191,406
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 02/01/17                                                    182,575       181,719
         Federal National Mortgage Association Notes, Pool
         838891, 6.00%, 07/01/35                                                    795,596       795,846
                                                                                              -----------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $2,504,262)                                                                      2,456,940
                                                                                              -----------
U.S. AGENCY OBLIGATIONS -- 13.4%
   FEDERAL HOME LOAN BANKS NOTES -- 2.2%
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                           1,400,000     1,443,506
                                                                                              -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.2%
         Federal Home Loan Mortgage Corporation Notes, 4.38%,
         07/17/08                                                                   500,000       470,272
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                 1,350,000     1,352,186
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                   500,000       486,863
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                   500,000       533,911
         Federal Home Loan Mortgage Corporation Notes, 5.00%,
         07/15/14                                                                   600,000       591,908
                                                                                              -----------
                                                                                                3,435,140
                                                                                              -----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.0%
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                $1,000,000   $ 1,046,121
         Federal National Mortgage Association Notes, 6.63%,
         11/15/10                                                                 1,000,000     1,059,479
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                 1,300,000     1,311,981
         Federal National Mortgage Association Notes, 6.25%,
         05/15/29                                                                   585,000       656,840
                                                                                              -----------
                                                                                                4,074,421
                                                                                              -----------
      TOTAL U.S. AGENCY OBLIGATIONS
         (Cost $9,091,644)                                                                      8,953,067
                                                                                              -----------
U.S. TREASURY OBLIGATIONS -- 18.8%
   U.S. TREASURY BONDS -- 9.4%
         U.S. Treasury Bonds, 7.50%, 11/15/16                                       300,000       362,508
         U.S. Treasury Bonds, 8.88%, 02/15/19                                     1,130,000     1,538,301
         U.S. Treasury Bonds, 7.88%, 02/15/21                                       750,000       968,203
         U.S. Treasury Bonds, 7.25%, 08/15/22                                       500,000       620,039
         U.S. Treasury Bonds, 7.13%, 02/15/23                                       270,000       332,058
         U.S. Treasury Bonds, 6.00%, 02/15/26                                       250,000       278,945
         U.S. Treasury Bonds, 6.38%, 08/15/27                                       450,000       526,149
         U.S. Treasury Bonds, 5.25%, 02/15/29                                       925,000       949,787
         U.S. Treasury Bonds, 5.38%, 02/15/31(a)                                    630,000       663,173
                                                                                              -----------
                                                                                                6,239,163
                                                                                              -----------
   U.S. TREASURY NOTES -- 9.4%
         U.S. Treasury Notes, 3.50%, 11/15/06(a)                                  1,250,000     1,239,452
         U.S. Treasury Notes, 3.38%, 02/28/07                                       500,000       493,360
         U.S. Treasury Notes, 3.50%, 11/15/09                                       550,000       525,938
         U.S. Treasury Notes, 5.00%, 08/15/11(a)                                  1,000,000     1,008,788
         U.S. Treasury Notes, 4.88%, 02/15/12                                       380,000       380,594
         U.S. Treasury Notes, 4.00%, 11/15/12(a)                                  1,000,000       951,796
         U.S. Treasury Notes, 4.25%, 08/15/13                                       500,000       480,899
         U.S. Treasury Notes, 4.25%, 11/15/13(a)                                    300,000       288,141
         U.S. Treasury Notes, 4.25%, 11/15/14(a)                                    200,000       191,156
         U.S. Treasury Notes, 4.13%, 05/15/15(a)                                    750,000       708,721
                                                                                              -----------
                                                                                                6,268,845
                                                                                              -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $12,296,668)                                                                      12,508,008
                                                                                              -----------

                                                                   Moody's/S&P
                                                                     Ratings'
                                                                   -------------
COMMERCIAL PAPER -- 5.5%
         AIG Funding, 4.78%, 04/03/06                               A-1, P-1      3,000,000     3,000,000
         Prudential Funding, 4.73%, 04/03/06                        A-1+, P-1       693,454       693,454
                                                                                              -----------
      TOTAL COMMERCIAL PAPER
         (Cost $3,693,454)                                                                      3,693,454
                                                                                              -----------

TOTAL INVESTMENTS -- 100.0%
     (Cost $66,333,881)+                                                                      $66,678,264(2)
                                                                                              ===========

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   INSTITUTIONAL MONEY MARKET TRUST
      BlackRock Institutional Money Market Trust, 4.797%,
      04/03/06                                                                    4,918,528     4,918,528
                                                                                              -----------
      TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
         LOANED SECURITIES
         (Cost $4,918,528)                                                                    $ 4,918,528(3)
                                                                                              -----------

----------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.

+    Cost for Federal income tax purposes.

1    The ratings shown are not audited.

2 At March 31, 2006 the market value of securities on loan for the Broad Market Bond Fund was $4,798,719.

3 The investments held as collateral on loaned securities represented 7.3% of the net assets of the Broad Market Bond Fund.

(a)  Security partially or fully on loan.

(b)  Step coupon bond.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)

--------------------------------------------------------------------------------

                                                                                             Shares        Value
                                                                                           ---------   ------------
COMMON STOCK -- 94.2%
   AUSTRALIA -- 4.1%
         AMP, Ltd. (Insurance)                                                                16,010   $     99,332
         Australia & New Zealand Banking Group, Ltd. (Financial Services)                      2,635         49,914
         Australian Gas Light Co., Ltd. (Gas Companies & Systems)                                129          1,711
         Australian Stock Exchange, Ltd. (Financial Services)                                 70,203      1,641,816
         BHP Billiton, Ltd. (Metals & Mining)                                                 60,291      1,199,763
         Brambles Industries, Ltd. (Diversified-Commercial Services)                          23,427        179,984
         Cochlear, Ltd. (Precision Instruments & Medical Supplies)                             8,300        315,659
         Commonwealth Bank of Australia (Banks)                                              121,766      3,944,283
         CSL, Ltd. (Pharmaceutical Preparations)                                              65,374      2,564,199
         DB RREEF Trust (Financial Services)                                                 206,424        217,056
         Downer Group of Australia (Diversified-Industrial & Consumer Products)               45,300        287,012
         General Property Trust (Real Estate)                                                 86,829        256,461
         Hardman Resources Ltd. (Oil & Gas-Exploration & Production)                         139,100        214,379
         Investa Property Group (Real Estate)                                                406,332        627,878
         James Hardie Industries NV (Building & Construction Materials)                       21,223        143,964
         Leighton Holdings, Ltd. (Building & Construction Materials)                          74,851        949,506
         Macquarie Airports (Transportation Services)                                        441,338      1,062,939
         Newcrest Mining, Ltd. (Metals & Mining)                                             105,087      1,761,936
         News Corp.- Class B (Broadcasting & Publishing)                                      57,984      1,018,199
         Oxiana Resources Nl (Metal Products)                                                384,721        739,047
         Pacific Brands Ltd (Retail Apparel & Accessory Stores)                              113,100        193,230
         Patrick Corp., Ltd. (Transportation-Road & Rail)                                     68,073        392,302
         Qantas Airways, Ltd. (Transportation-Airlines)                                      408,596      1,033,939
         QBE Insurance Group, Ltd. (Insurance)                                                17,338        271,152
         Ramsay Health Care, Ltd. (Health Care Providers & Services)                          26,100        186,322
         Record Investments (Financial Services)                                              59,400        450,093
         Rio Tinto, Ltd. (Metals & Mining)                                                    88,945      5,017,998
         Santos, Ltd. (Oil & Gas-Exploration & Production)                                   248,648      2,023,148
         Stockland Trust Group (Real Estate)                                                  33,345        160,305
         Symbion Health, Ltd. (Pharmaceutical Preparations)                                  107,371        264,335
         Telstra Corp., Ltd. (Telecommunications)                                            591,447      1,580,908
         Westfield Group* (Real Estate)                                                       23,957        292,984
         Westpac Banking Corp., Ltd. (Banks)                                                  60,191      1,023,177
         Woolworths, Ltd. (Retail Food Stores)                                                42,025        566,504
                                                                                                       ------------
      TOTAL AUSTRALIA                                                                                    30,731,435
                                                                                                       ------------
   AUSTRIA -- 1.4%
         Boehler-Uddeholm AG (Iron & Steel)                                                    2,500        514,612
         Erste Bank der oesterreichischen Sparkassen AG - New Shares (Banks)                  11,203        651,804
         Erste Bank der oesterreichischen Sparkassen AG (Banks)                               17,879      1,052,474
         Flughafen Wien AG (Transportation Services)                                           3,433        269,081
         Immofinanz Immobilien Anlagen AG* (Real Estate)                                     156,495      1,623,660
         Oesterreichische Elektrizitaetswirtschafts AG (Verbund) - Class A (Electric
         Companies & Systems)                                                                  1,721        766,186
         OMV AG (Petroleum Refining)                                                          19,378      1,295,888
         Raiffeisen International Bank-Holding AG* (Banks)                                    14,054      1,197,700
         Telekom Austria AG (Telecommunications)                                              32,859        773,539
         Voestalpine AG (Iron & Steel)                                                         9,904      1,384,720
         Wiener Staedtische Allgemeine Verischerung AG (Insurance)                             7,054        435,482
         Wienerberger AG (Building & Construction Materials)                                  11,767        591,032
                                                                                                       ------------
      TOTAL AUSTRIA                                                                                      10,556,178
                                                                                                       ------------
   BELGIUM -- 1.9%
         Almancora Comm. Va. (Financial Services)                                              3,942        496,584

         Cofinimmo (Real Estate)                                                                 756        125,888
         Delhaize Group (Retail Food Stores)                                                   5,200        372,458
         Dexia (Financial Services)                                                           94,846      2,447,819
         Fortis (Financial Services)                                                         133,229      4,748,964
         Icos Vision Systems, NV (Electronics)                                                 2,473        126,841
         InBev NV (Beverages)                                                                  7,841        367,348
         KBC Bancassurance Holding NV (Banks)                                                 45,913      4,919,223
         Option NV (Telecommunications Equipment)                                              2,400        241,601
         Umicore (Metals & Mining)                                                             3,100        428,920
                                                                                                       ------------
      TOTAL BELGIUM                                                                                      14,275,646
                                                                                                       ------------
   BRAZIL -- 0.0%
         Aracruz Celulose SA, ADR (Paper & Forest Products)                                    4,227        223,777
         Companhia Vale do Rio Doce (CVRD)* (Metals & Mining)                                  3,200              0
                                                                                                       ------------
      TOTAL BRAZIL                                                                                          223,777
                                                                                                       ------------
   CANADA -- 1.0%
         Aspreva Pharmaceuticals Corp. (Pharmaceutical Preparations)                           3,300         82,137
         Astral Media, Inc. (Broadcasting & Publishing)                                        7,100        202,206
         Barrick Gold Corp. (Metals & Mining)                                                  8,940        243,202
         Bema Gold Corp.* (Metals & Mining)                                                   59,989        265,054
         Canaccord Capital, Inc. (Financial Services)                                          7,000        124,674
         Centerra Gold, Inc.* (Metals & Mining)                                                  985         32,540
         Eldorado Gold Corp.* (Metals & Mining)                                               44,150        213,217
         EnCana Corp. (Oil & Gas-Exploration & Production)                                    36,400      1,698,677
         Ensign Resource Service Group, Inc. (Oil & Gas-Exploration & Production)             11,800        453,671
         Gildan Activewear, Inc.(Retail Apparel & Accessory Stores)                            8,000        378,405
         Goldcorp, Inc.* (Metals & Mining)                                                    33,400        977,247
         Home Capital Group, Inc. (Financial Services)                                         2,100         62,756
         Inmet Mining Corp.* (Metals & Mining)                                                23,700        705,815
         Ipsco, Inc. (Metal Products)                                                          6,500        673,571
         Ivanhoe Mines, Ltd.* (Metals & Mining)                                                4,496         42,733
         Kingsway Financial Services, Inc. (Insurance)                                        12,800        259,759
         Methanex Corp.* (Metals & Mining)                                                     1,900         38,883
         Research in Motion, Ltd.* (Computer Services Software & Systems)                      1,577        133,856
         Trican Well Service, Ltd. (Oil & Gas-Exploration & Production)                       16,600        756,904
                                                                                                       ------------
      TOTAL CANADA                                                                                        7,345,307
                                                                                                       ------------
   CHILE -- 0.0%
         Banco Santander Chile SA, ADR (Banks)                                                   600         26,160
         Enersis SA, ADR (Electric & Gas Utilities)                                            1,800         21,348
                                                                                                       ------------
      TOTAL CHILE                                                                                            47,508
                                                                                                       ------------
   CZECH REPUBLIC -- 0.4%
         Komercni Banka as (Banks)                                                            19,691      2,737,261
                                                                                                       ------------
   DENMARK -- 0.4%
         Alk-Abello  (Pharmaceutical Preparation)                                              1,499        219,575
         Danske Bank A/S (Financial Services)                                                 29,400      1,089,920
         H. Lundbeck A/S (Pharmaceutical Preparations)                                        45,400        994,703
         Jyske Bank A/S (Banks)                                                                5,700        313,607
         Novo Nordisk A/S - Class B (Pharmaceutical Preparations)                              1,771        110,156
         Royal Unibrew A/S (Beverages)                                                         1,671        169,201
         Vestas Wind Systems A/S* (Energy Equipment & Services)                               15,743        391,643
                                                                                                       ------------
      TOTAL DENMARK                                                                                       3,288,805
                                                                                                       ------------
   EGYPT -- 0.0%
         Orascom Telecom Holding SAE, GDR (Telecommunications)                                 6,409        350,572
                                                                                                       ------------

   FINLAND -- 1.4%
         Fortum Oyj (Oil & Gas-Exploration & Production)                                      69,820      1,758,413
         Nokia Oyj (Telecommunications)                                                      276,616      5,718,636
         Rautaruukki Oyj (Misc. Manufacturing Industries)                                     17,200        634,302
         Sampo Oyj (Financial Services)                                                       28,085        590,828
         SanomaWSOY Oyj (Broadcasting & Publishing)                                           13,705        364,435
         Stockmann Oyj Abp (Specialty Retail Stores)                                           4,424        177,115
         Wartsila Oyj - Class B (Diversified-Industrial & Consumer Products)                   2,824        104,526
         Yi Oyj (Building & Constructions Materials)                                          29,600        803,332
                                                                                                       ------------
      TOTAL FINLAND                                                                                      10,151,587
                                                                                                       ------------
   FRANCE -- 9.0%
         Accor SA (Hotels, Other Lodging Places)                                               1,816        104,499
         Air France (Transportation - Airlines)                                              125,869      2,954,861
         Alstom (Transport Infrastructure)                                                     2,646        220,790
         ALTEN Co (Computer Services)                                                         10,400        349,849
         April Group (Insurance)                                                               4,500        228,763
         Atos Origin SA* (Computer Services)                                                   2,977        220,221
         Biomerieux (Precison Instruments & Medical Supplies)                                  3,800        213,480
         BNP Paribas SA (Financial Services)                                                 124,127     11,487,620
         Bouygues SA (Misc. Manufacturing Industries)                                         95,194      5,042,419
         Cap Gemini SA (Computer Services)                                                    50,999      2,771,563
         Ciments Francais (Building & Constructions Materials)                                 2,000        313,172
         CNP Assurances (Insurance)                                                            2,800        282,438
         Compagnie de Saint-Gobain (Building & Construction Materials)                         6,284        437,900
         Eiffage (Building & Constructions Materials)                                          5,477        897,785
         Electricite de France (Electric-Integrated)                                          30,642      1,737,858
         Euler SA (Financial Services)                                                         4,700        591,783
         Eurazeo (Financial Services)                                                          1,632        196,396
         European Aeronautic Defence and Space Co. (EADS) (Aerospace & Defense)               46,646      1,959,664
         Generale de Sante (Health Care Providers & Service)                                   4,660        157,880
         Groupe Danone (Food Beverage)                                                         7,338        890,755
         Iliad SA (Internet Services)                                                          5,800        488,535
         Imerys SA (Building & Construction)                                                   3,000        252,541
         JC Decaux SA* (Advertising)                                                           8,244        222,989
         L' Air Liquide SA (Misc. Manufacturing Industries)                                    6,392      1,327,023
         Lafarge SA (Building Materials & Components)                                         21,547      2,439,997
         Lagardere SCA (Broadcasting & Publishing)                                             6,101        475,146
         LVMH Moet Hennessy Louis Vuitton SA (Diversified-Industrial & Consumer
         Products)                                                                            25,954      2,536,857
         Natexis Banques Populaires (Banks)                                                    1,900        512,257
         Nexans SA (Telecommunications Equipment)                                              3,800        295,875
         Pernod-Ricard SA (Beverages)                                                          5,898      1,128,573
         Pierre & Vacances  (Real Estate)                                                      2,100        220,948
         Pinault-Printemps-Redoute SA (Retail Department Stores)                               7,616        918,343
         Publicis Groupe SA (Advertising)                                                     10,473        408,295
         Renault SA (Automobiles)                                                             11,897      1,260,753
         Safran SA (Electronic Equipment & Components)                                        12,088        305,962
         Sanofi-Synthelabo SA (Pharmaceutical Preparations)                                   31,835      3,018,866
         Schneider Electric SA (Electrical Machinery, Equipment & Supplies)                   17,871      1,924,378
         Societe BIC SA (Consumer Products)                                                   10,262        687,942
         Societe Generale (Financial Services)                                                16,836      2,522,778
         Societe Television Francaise 1 (Broadcasting & Publishing)                           20,678        625,650
         Sodexho Alliance SA (Retail Eating & Drinking Places)                                83,825      3,975,835
         SOITEC (Electronics)                                                                  9,500        320,961
         SR Teleperformance (Diversified-Commercial Services)                                  8,500        311,869
         Suez SA (Water Supply & Other Sanitary Services)                                     13,672        537,312
         Total SA (Petroleum Refining)                                                        16,896      4,454,372
         Union du Credit-Bail Immobilier (Unibail) (Real Estate)                                 308         55,517
         Vallourec SA (Metal Products)                                                         1,203      1,158,732
         Vinci SA (Building & Construction Materials)                                         11,598      1,141,231
         Vinci SA, Rights* (Building & Construction Materials)                                11,598         24,878
         Vivendi Universal SA (Commercial Services)                                           36,295      1,240,554
         Zodiac SA (Aerospace & Defense)                                                       3,000        194,172
                                                                                                       ------------
      TOTAL FRANCE                                                                                       66,048,837
                                                                                                       ------------

   GERMANY -- 7.5%
         Adidas-Salomon AG (Sporting & Athletic Goods)                                         9,956      1,966,672
         Allianz AG (Insurance)                                                                6,960      1,159,521
         BASF AG (Chemical & Allied Products)                                                130,964     10,260,717
         Commerzbank AG (Banks)                                                               44,117      1,754,684
         Continental AG (Tire & Rubber)                                                        7,536        828,738
         DaimlerChrysler AG (Automobiles)                                                     15,518        890,332
         Deutsche Bank AG (Financial Services)                                                59,623      6,805,134
         Deutsche Boerse AG (Financial Services)                                              11,932      1,716,009
         Deutsche Lufthansa AG (Transportation-Airlines)                                      23,924        427,312
         Deutsche Post AG (Transportation Services)                                           40,804      1,023,788
         Deutsche Postbank AG (Banks)                                                         10,265        744,886
         Deutz AG (Diversified-Industrial & Consumer Products)                                 6,370         53,882
         E.On AG (Electric Companies & Systems)                                               10,123      1,112,046
         Fraport AG (Transportation Services)                                                 46,022      3,507,097
         Fresenius AG (Precision Instruments & Medical Supplies)                               2,283        389,783
         Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                 10,582      1,262,705
         Henkel KGaA (Cosmetics and Toiletries)                                                4,365        469,748
         Hochtief AG (Building & Constructions Materials)                                     12,676        716,832
         Hugo Boss AG (Retail Apparel & Accessory Stores)                                      6,400        269,517
         Hypo Real Estate Holding AG (Banks)                                                  19,508      1,336,750
         IVG Immobilien AG (Real Estate)                                                      41,455      1,246,897
         KarstadtQuelle AG (Retail Department Stores)                                          9,615        225,821
         Leoni AG (Electronics)                                                                7,200        257,073
         Linde AG (Misc. Industrial Machinery & Equipment)                                     7,160        620,965
         MAN AG (Misc. Industrial Machinery & Equipment)                                      58,284      4,041,897
         Merck KGaA (Pharmaceutical Preparations)                                             61,332      5,829,357
         MobilCom AG (Broadcasting & Publishing)                                              12,400        299,714
         Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                             1,579        223,325
         Puma AG (Sporting & Athletic Goods)                                                     305        115,514
         RWE AG (Electric & Gas Utilities)                                                     7,980        692,849
         SAP AG (Computer Services Software & Systems)                                           520        112,740
         Schering AG (Pharmaceutical Preparations)                                            10,478      1,088,982
         Siemens AG (Diversified-Industrial & Consumer Products)                              20,167      1,880,773
         Software AG (Computer Services Software & Systems)                                    5,000        278,939
         Solarworld AG (Energy Equipment & Services)                                           1,804        473,139
         Stada Arzneimittel AG (Pharmaceutical Preparations)                                   6,300        271,795
         Vivacon AG (Real Estate)                                                             12,500        540,848
         Wincor Nixdorf AG (Computer Equipment)                                                1,800        226,836
                                                                                                       ------------
      TOTAL GERMANY                                                                                      55,123,617
                                                                                                       ------------
   GREECE -- 0.6%
         Alpha Bank AE (Banks)                                                                 9,559        353,296
         Bank of Cyprus, Ltd. (Banks)                                                        104,069        871,941
         Hellenic Telecommunications Organization SA (OTE)* (Telecommunications)             108,888      2,423,244
         Intracom SA (Telecommunications)                                                     40,350        289,401
         National Bank of Greece SA (Banks)                                                   13,441        632,036
         Technical Olympic SA (Building & Construction)                                       24,190        146,220
                                                                                                       ------------
      TOTAL GREECE                                                                                        4,716,138
                                                                                                       ------------
   HONG KONG -- 2.5%
         Aluminum Corp of China (Metals & Mining)                                            306,000        321,569
         ASM Pacific Technology, Ltd. (Misc. Industrial Machinery & Equipment)                22,500        134,067
         Bank of East Asia, Ltd. (Banks)                                                      51,200        184,975
         Beijing Capital International Airport Co., Ltd. (Transportation Services)           180,000        103,606
         BOC Hong Kong (Holdings), Ltd. (Banks)                                               48,000         96,430
         Cathay Pacific Airways, Ltd. (Transportation-Airlines)                              229,000        400,997
         Cheung Kong (Holdings), Ltd. (Real Estate)                                           91,000        963,216
         China Cosco Holdings Co., Ltd. (Transportation Services)                            187,500         85,011
         China Life Insurance Co., Ltd. (Insurance)                                          807,698      1,024,026
         China Merchants Holdings International Co., Ltd. (Transportation Services)          386,968      1,115,653
         China Mobile, Ltd. (Telecommunications)                                             380,500      2,000,924
         China Netcom Group Corp. (Hong Kong), Ltd. (Telecommunications)                     236,032        415,904

         China Overseas Land & Investment, Ltd. (Real Estate)                                750,000        511,797
         China Petroleum and Chemical Corp. (Sinopec) (Oil & Gas Exploration)              1,940,000      1,132,263
         China Resources, Ltd. (Diversified-Industrial & Consumer Products)                  156,221        321,060
         Clear Media, Ltd.* (Commercial Services)                                            153,000        177,468
         CLP (Holdings), Ltd. (Electric Companies & Systems)                                  87,500        510,372
         CNPC Hong Kong, Ltd. (Oil & Gas Exploration)                                        930,000        323,774
         Dongfeng Motor Corp. (Automobiles)                                                  850,684        372,763
         Galaxy Entertainment Group, Ltd. (Building & Construction Materials)                276,391        242,225
         Hang Lung Properties, Ltd. (Real Estate)                                              6,000         11,384
         Hengan International Group Co., Ltd. (Cosmetics& Toiletries)                        330,000        522,488
         Hong Kong Exchanges & Clearing, Ltd. (Security & Commodity Brokers, Dealers &
         Services)                                                                           140,000        843,389
         Hongkong Electric Holdings, Ltd. (Electric Companies & Systems)                      84,500        397,622
         Hutchinson Whampoa, Ltd. (Diversified-Industrial & Financial Services)               47,000        430,260
         Hutchison Telecommunications International, Ltd. (Telecommunications)               177,549        303,074
         Kerry Properties, Ltd. (Real Estate)                                                 37,000        135,303
         Link REIT (Real Estate)                                                              60,000        129,911
         New World Development Co., Ltd. (Real Estate)                                        24,000         41,958
         PetroChina Co., Ltd. - Class H (Oil & Gas-Exploration & Production)                 540,000        566,162
         Shun Tak Holdings, Ltd. (Real Estate)                                             1,014,258      1,447,533
         Solomon Systech International, Ltd. (Telecommunications Equipment)                  832,000        401,183
         Sun Hung Kai Properties, Ltd. (Real Estate)                                          20,000        202,848
         Television Broadcasts, Ltd. (Telecommunications)                                     76,000        430,359
         Texwinca Holdings, Ltd. (Textiles & Apparel)                                        137,633        105,542
         The Wharf (Holdings), Ltd. (Real Estate)                                            146,000        535,372
         Tianjin Development Holding, Ltd (Diversified-Industrial & Consumer Products)        34,000         24,919
         Weiqiao Textile Co., Ltd. (Textiles & Apparel)                                      162,215        245,068
         Wing Hang Bank, Ltd. (Financial Services)                                            63,500        533,180
         Wumart Stores, Inc. (Retail Food Stores)                                             72,389        251,897
         Yue Yuen Industrial (Holdings), Ltd. (Footwear & Related Apparel)                   125,501        368,941
                                                                                                       ------------
      TOTAL HONG KONG                                                                                    18,366,493
                                                                                                       ------------
   HUNGARY -- 0.2%
         EGIS Rt. (Pharmaceutical Preparations)                                                1,581        239,363
         Magyar Tavkozlesi Rt. (Matav) (Telecommunications)                                   86,256        385,062
         OTP Bank Rt. (Banks)                                                                 24,649        852,639
                                                                                                       ------------
      TOTAL HUNGARY                                                                                       1,477,064
                                                                                                       ------------
   INDIA -- 0.2%
         State Bank of India, GDR (Banks)                                                     32,849      1,749,209
                                                                                                       ------------
   INDONESIA -- 0.1%
         Bank Rakat  (Banks)                                                                  83,000         35,428
         PT Indofood Sukses Makmur Tbk (Food & Beverage)                                     523,500         51,045
         PT Semen Gresik (Persero) Tbk (Building & Construction Materials)                    73,443        205,944
         PT Telekomunikasi Indonesia (Telecommunications)                                    575,119        436,558
                                                                                                       ------------
      TOTAL INDONESIA                                                                                       728,975
                                                                                                       ------------
   IRELAND -- 0.5%
         Allied Irish Banks PLC (London) (Banks)                                              26,608        633,072
         Bank of Ireland (London) (Banks)                                                      7,660        141,753
         C&C Group PLC (Beverages)                                                            56,200        381,481
         CRH PLC (Building & Construction Materials)                                           5,183        180,847
         Dragon Oil PLC* (Oil & Gas-Exploration & Production)                                163,878        596,217
         Fyffes PLC (Food & Beverage)                                                        218,519        587,469
         Grafton Group PLC (Retail Building Materials)                                        19,400        254,619
         Greencore Group PLC (Dublin) (Food & Beverage)                                       33,538        156,652
         Iaws Group (Food & Beverage)                                                         17,800        309,079
         Independent Newspapers PLC (Broadcasting & Publishing)                                9,122         29,516
         Kerry Group PLC (Food & Beverage)                                                    18,113        435,508
                                                                                                       ------------
      TOTAL IRELAND                                                                                       3,706,213
                                                                                                       ------------

   ITALY -- 3.9%
         Amplifon SPA (Precision Instruments & Medical Supplies)                               2,500        218,284
         Assicurazioni Generali SPA (Insurance)                                               18,630        699,915
         Azimut Holding SPA (Financial Services)                                              18,200        227,040
         Banca Intesa SPA (Banks)                                                            352,715      1,993,058
         Banca Monte dei Paschi di Siena SPA (Banks)                                         296,256      1,664,794
         Banca Popolare dell'Emilia Romagna Scrl (Banks)                                       2,611        144,673
         Banca Popolare di Milano Scrl (BPM) (Banks)                                         107,779      1,268,642
         Banca Popolare di Sondrio Scrl (Banks)                                                7,885        126,868
         Banca Popolare Italiana (Banks)                                                      43,920        464,720
         Banche Popolari Unite Scrl (Banks)                                                   26,623        645,034
         Banco Popolare di Verona e Novara Scrl (Banks)                                       47,807      1,264,598
         Benetton Group SPA (Retail Apparel & Accessory Stores)                               22,688        338,094
         Beni Stabili SPA (Real Estate)                                                       73,732         83,039
         Bulgari SPA (Jewelry, Precious Metals)                                                9,436        113,285
         Buzzi Unicem SPA (Building & Construction Materials)                                 27,846        663,507
         Capitalia SPA (Banks)                                                               116,591        966,481
         Cassa di Risparmio di Firenze SPA (Carifirenze) (Banks)                             194,754        679,939
         Credito Emiliano SPA (Banks)                                                         72,616        997,013
         David Campari-Milano SPA (Beverages)                                                 34,800        305,974
         Enel SPA (Electric Companies & Systems)                                              16,212        137,025
         Eni SPA (Petroleum Refining)                                                         54,028      1,538,456
         ERG SPA (Oil & Gas-Exploration & Production)                                         10,400        271,774
         Fiat SPA* (Automobiles)                                                              46,254        582,733
         Finmeccanica SPA (Aerospace & Defense)                                              279,254      6,332,946
         Fondiaria - Sai SPA (Insurance)                                                       8,600        342,967
         Geox SPA (Footwear & Related Apparel)                                                19,413        258,604
         Ifil SPA (Diversified-Industrial & Consumer Products)                               121,169        707,089
         IntesaBci SPA (Banks)                                                               113,044        673,736
         Italcementi SPA (Building & Construction Materials)                                  28,832        690,189
         Luxottica Group SPA (Optical Instruments & Lenses)                                    6,697        184,325
         Milano Assicurazioni (Insurance)                                                     50,000        363,886
         Parmalat SPA* (Food & Beverage)                                                      76,447        240,551
         Pirelli & C Real Estate (Real Estate)                                                 3,300        224,234
         Recordati SPA (Pharmaceutical Preparations)                                          42,600        333,241
         Terna SPA* (Electric Companies & Systems)                                           386,557      1,015,734
         UniCredito Italiano SPA (Banks)                                                     331,178      2,376,752
                                                                                                       ------------
      TOTAL ITALY                                                                                        29,139,200
                                                                                                       ------------
   JAPAN -- 20.1%
         Advantest Corp. (Electronic Equipment & Components)                                  25,600      3,041,299
         Aeon Credit Service Co., Ltd. (Financial Services)                                   12,153        367,854
         Aiful Corp. (Financial Services)                                                      6,925        457,491
         Aisin Seiki Co., Ltd. (Auto Parts & Equipment)                                       86,300      3,357,354
         Ajinomoto Co., Inc. (Food & Beverage)                                                77,000        821,594
         Alps Electric Co., Ltd. (Electronic Equipment & Components)                         292,500      4,706,959
         Amada Co. (Misc. Manufacturing Industries)                                          175,000      1,913,992
         Aoyama Trading Co., Ltd. (Retail Apparel & Accessory Stores)                         27,900        925,235
         Asahi Denka Co., Ltd. (Chemical & Allied Products)                                   16,000        250,935
         Asahi Kasei Corp. (Chemical & Allied Products)                                      287,000      2,044,879
         Asahi Pretec Corp. (Metals & Mining)                                                  9,700        304,182
         Autobacs Seven Co., Ltd. (Auto Parts & Equipment)                                       600         29,930
         Canon, Inc. (Computer & Office Equipment)                                            70,981      4,684,362
         Chubu Electric Power Co., Inc. (Electric Companies & Systems)                        15,400        385,986
         Chugai Pharmaceutical Co., Ltd. (Pharmaceutical Preparations)                        50,800        920,517
         Comsys Holdings Corp. (Telecommunications)                                           26,000        370,619
         Cosmo Oil Co., Ltd. (Petroleum Refining)                                             36,000        188,614
         Credit Saison Co., Ltd. (Financial Services)                                         13,361        738,596
         Dai Nippon Printing Co., Ltd. (Commercial Printing)                                 143,000      2,587,099
         Daikin Industries, Ltd. (Appliances & Household Durables)                             6,800        238,016
         Dainippon Screen Manufacturing, Ltd. (Electronic Equipment & Components)             32,000        339,307
         Dainippon Sumito Pharma Co. (Pharmaceutical Preparations)                            22,000        244,098
         Daiwa Securities Group, Inc. (Financial Services)                                   416,000      5,582,174
         Denso Corp. (Auto Parts & Equipment)                                                 17,248        681,784
         Dentsu, Inc. (Advertising)                                                               67        242,794

         Don Quijote Co., Ltd. (Retail Department Stores)                                      3,100        234,525
         East Japan Railway Co., Ltd. (Transportation-Road & Rail)                                64        474,017
         Eisai Co., Ltd. (Pharmaceutical Preparations)                                         4,000        174,674
         Exedy Corp. (Auto Parts & Equipment)                                                 12,300        398,455
         Fanuc, Ltd. (Electrical Machinery, Equipment & Supplies)                              3,400        326,802
         Fuji Television Network, Inc. (Broadcasting & Publishing)                               206        514,250
         Fujitsu, Ltd. (Computer Equipment)                                                   12,000        100,838
         Futaba Corp. (Auto Parts & Equipment)                                                 8,000        195,726
         Gunze, Ltd.* (Apparel Manufacturers)                                                264,000      1,782,959
         Hankyu Department Stores, Inc. (Retail Department Stores)                            91,000        840,989
         Hitachi Construction Machinery Co., Ltd. (Misc. Industrial Machinery &
         Equipment)                                                                           13,000        341,819
         Hitachi High-Technologies Corp. (Electronic Equipment & Components)                  12,500        330,162
         Hitachi Information Systems, Ltd. (Computer Services)                                 9,000        209,841
         Hitachi, Ltd. (Electronics)                                                         424,500      3,004,927
         Hokkaido Electric Power Co. (Electric Companies & Systems)                            5,100        109,507
         Honda Motor Co., Ltd. (Automobiles)                                                 130,984      8,084,626
         Hoya Corp. (Optical Instruments & Lenses)                                             5,300        213,418
         Ibiden Co., Ltd. (Electronic Equipment & Components)                                  2,900        146,584
         ITOCHU Corp. (Diversified-Industrial & Consumer Products)                            36,000        309,765
         Izumi Co., Ltd. (Retail Department Stores)                                            9,800        351,512
         JAFCO Co., Ltd. (Financial Services)                                                  2,800        211,478
         Japan Aviation (Energy Equipment & Services)                                         18,000        264,268
         Japan Real Estate Investment Corp. (Real Estate)                                          9         78,001
         Japan Retail Fund Investment Corp. (Real Estate)                                          9         70,351
         Japan Tobacco, Inc. (Tobacco)                                                           215        756,605
         JSR Corp. (Tire & Rubber)                                                             7,131        211,965
         Keihin Corp. (Auto Parts & Equipment)                                                22,700        620,772
         Kenedix, Inc. (Financial Services)                                                       80        424,682
         Keyence Corp. (Electronic Equipment & Components)                                       440        114,234
         Kirin Beverage Corp. (Beverages)                                                      8,500        206,868
         Kirin Brewery Co., Ltd. (Beverages)                                                  29,000        394,592
         Koito Manufacturing Co., Ltd. (Auto Parts & Equipment)                               13,489        189,703
         Kubota Corp. (Misc. Industrial Machinery & Equipment)                                11,286        121,850
         Kyocera Corp. (Electronic Equipment & Components)                                     2,400        211,551
         Kyowa Exeo Corp. (Misc. Manufacturing Industries)                                    31,000        402,877
         Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical Preparations)                            17,000        124,477
         Kyushu Electric Power Co., Inc. (Electric Companies & Systems)                       11,600        261,820
         Leopalace21 Corp. (Real Estate)                                                      39,795      1,486,674
         Makino Milling Machine Co., Ltd. (Misc. Industrial Machinery & Equipment)            24,000        301,778
         Makita Corp. (Electrical Machinery, Equipment, & Supplies)                           12,436        383,327
         Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)          284,061      6,276,385
         Matsushita Electric Works, Ltd. (Electrical Machinery, Equipment & Supplies)         79,000        949,304
         Mazda Motor Corp. (Automobiles)                                                     379,000      2,303,309
         Mitsubishi Chemical Holdings Corp. (Chemical & Allied Products)                     322,500      1,990,004
         Mitsubishi Gas Chemical Co., Ltd. (Chemical & Allied Products)                       74,000        903,238
         Mitsubishi Heavy Industries, Ltd. (Diversified-Manufacturing Industries)            789,000      3,749,044
         Mitsubishi Tokyo Financial Group, Inc. (MTFG) (Financial Services)                      157      2,380,304
         Mitsubishi UFJ Securities Co., Ltd. (Financial Services)                             22,000        353,184
         Mitsui Chemicals, Inc. (Chemical & Allied Products)                                 238,000      1,749,880
         Mitsui Fudosan Co., Ltd. (Real Estate)                                               17,923        412,018
         Mitsui Trust Holdings, Inc. (Banks)                                                 207,000      3,026,096
         Mizuho Financial Group, Inc. (Banks)                                                    520      4,253,264
         Mori Seiki (Diversified-Industrial & Consumer Products)                              10,600        223,598
         Nachi-Fujikoshi Corp. (Misc. Industrial & Machinery & Equipment)                     52,000        336,044
         NGK Spark Plug Co. (Auto Parts & Equipment)                                          13,000        302,918
         NHK Spring Co., Ltd. (Auto Parts & Equipment)                                        17,921        226,752
         Nikko Cordial Corp. (Financial Services)                                             11,001        182,183
         Nintendo Co., Ltd. (Recreation, Other Consumer Goods)                                13,600      2,030,889
         Nippon Building Fund, Inc. (Real Estate)                                                  8         73,967
         Nippon Electric Glass Co., Ltd. (Electronic Equipment & Components)                   5,000        123,887
         Nippon Oil Corp. (Petroleum Refining)                                               376,000      2,945,840
         Nippon Shokubai Co., Ltd. (Chemical & Allied Products)                               42,000        499,196
         Nippon Steel Corp. (Iron & Steel)                                                 1,272,000      4,934,100
         Nippon System Development Co., Ltd. (Computer Services Software & Systems)            7,400        257,655
         Nippon Telegraph & Telephone Corp. (Telecommunications)                                 847      3,623,715
         Nippon Yusen Kabushiki Kaisha (Transportation-Shipping)                             166,000      1,014,166
         Nissan Chemical Industries, Ltd (Chemical & Allied Products)                         29,000        491,887
         Nissan Motor Co., Ltd. (Automobiles)                                                 18,674        221,812
         Nisshin Seifun Group, Inc. (Food & Household Products)                               31,000        316,707

         Nitto Denko Corp. (Chemical & Allied Products)                                        8,800        746,337
         NOK Corp. (Auto Parts & Equipment)                                                    6,900        185,469
         Nomura Holdings, Inc. (Security & Commodity Brokers, Dealers & Services)             95,469      2,114,917
         Nomura Real Estate Office Fund, Inc. (Real Estate)                                        3         25,482
         NSK, Ltd. (Metal Products)                                                           14,000        121,354
         NTN Corp. (Metal Products)                                                           29,000        229,913
         OMC Card, Inc. (Financial Services)                                                   5,200        102,546
         ORIX Corp. (Financial Services)                                                       2,380        739,205
         OSG Corp. (Misc. Industrial Machinery & Equipment)                                   18,300        390,242
         Rengo Co., Ltd. (Diversified-Industrial & Consumer Products)                         26,000        201,243
         Ricoh Co., Ltd. (Computer & Office Equipment)                                        21,000        409,723
         Ricoh Leasing Co., Ltd. (Computer & Office Equipment)                                13,200        378,509
         Ryohin Keikaku Co., Ltd. (Specialty Retail Stores)                                    4,900        411,109
         Sanyo Shinpan Finance Co., Ltd. (Financial Services)                                  5,000        310,318
         Secom Co., Ltd. (Safety Protection)                                                   5,000        255,042
         Sega Sammy Holdings, Inc. (Recreation, Other Consumer Goods)                         18,700        759,059
         Seven and I Holdings Co., Ltd. (Retail Food Stores)                                  11,232        444,968
         Sharp Corp. (Electronics)                                                            26,000        460,134
         Shimachu Co., Ltd. (Retail Building Materials)                                       23,100        729,605
         Shionogi & Co., Ltd. (Pharmaceutical Preparations)                                  173,000      2,837,300
         Sompo Japan Insurance, Inc. (Insurance)                                             317,000      4,588,994
         Sony Corp. (Electronics)                                                             83,990      3,869,291
         Stanley Electric Co., Ltd. (Electrical Machinery, Equipment & Supplies)              10,499        224,396
         Sumisho Lease Co., Ltd. (Financial Services)                                          9,300        457,808
         Sumitomo Chemical Co., Ltd. (Chemical & Allied Products)                             44,000        357,837
         Sumitomo Corp. (Diversified-Industrial & Consumer Products)                          14,771        210,527
         Sumitomo Electric Industries, Ltd. (Electrical Machinery, Equipment & Supplies)     124,900      1,978,507
         Sumitomo Metal Industries, Ltd. (Metals & Mining)                                    48,962        210,250
         Sumitomo Mitsui Financial Group, Inc. (Banks)                                           495      5,463,948
         Suzuki Motor Corp. (Automobiles)                                                     15,900        365,552
         Sysmex Corp. (Precision Instruments & Medical Supplies)                               9,800        428,779
         Takeda Chemical Industries, Ltd. (Pharmaceutical Preparations)                       20,300      1,154,760
         Tamron Co., Ltd. (Photographic Equipment & Supplies)                                 16,300        265,685
         Teijin, Ltd. (Chemical & Allied Products)                                            16,000        106,590
         The Bank of Fukuoka, Ltd. (Banks)                                                   200,000      1,687,842
         The Bank of Yokohama, Ltd. (Banks)                                                   28,000        229,380
         The Chiba Bank, Ltd. (Banks)                                                         11,000         97,782
         The Gunma Bank, Ltd. (Banks)                                                         16,000        120,864
         The Nishi-Nippon City Bank, Ltd. (Banks)                                            169,000        921,018
         The Sumitomo Trust and Banking Co., Ltd. (Financial Services)                        31,756        367,393
         The Suruga Bank, Ltd. (Banks)                                                        15,000        202,667
         Tohoku Electric Power Co., Inc. (Electric Companies & Systems)                        2,400         51,900
         Tokyo Steel Manufacturing Co., Ltd. (Iron & Steel)                                   13,300        270,610
         Toppan Forms Co., Ltd (Commercial Printing)                                          15,400        257,059
         Toppan Printing Co., Ltd. (Commercial Printing)                                      21,000        290,587
         Toray Industries, Inc. (Textiles & Apparel)                                          14,000        114,392
         Toshiba Machine Co., Ltd. (Misc. Industrial Machinery & Equipment)                   38,000        444,052
         Tostem Inax Holding Corp. (Building & Construction Materials)                         4,685        100,791
         Towa Real Estate (Real Estate)                                                        6,000         42,522
         Toyota Motor Corp. (Automobiles)                                                     41,812      2,276,629
         Tsumura & Co. (Cosmetics & Toiletries)                                               13,000        343,095
         Ulvac, Inc. (Misc. Industrial Machinery & Equipment)                                  7,600        315,542
         Urban Corp. (Real Estate)                                                            28,200        449,729
         Xebio Co., Ltd. (Retail Apparel & Accessory Stores)                                   9,000        310,968
         Yamada Denki Co., Ltd. (Specialty Retail Stores)                                      2,000        231,346
         Yamaha Motor Co., Ltd. (Motorcycles, Bicycles & Parts)                               11,600        286,868
         Yamato Kogyo Co., Ltd. (Iron & Steel)                                                 3,100         66,173
         Yamato Transport Co., Ltd. (Transportation Services)                                 11,560        236,838
         Yaskawa Electric Corp. (Electronic Equipment & Components)                           18,000        203,233
         Yokogawa Electric (Electronic Equipment & Components)                                11,600        205,747
                                                                                                       ------------
      TOTAL JAPAN                                                                                       148,220,711
                                                                                                       ------------
   LEBANNON -- 0.0%
         Investcom LLC, GDR (Telecommunications)                                              11,852        183,706
                                                                                                       ------------
   LUXEMBOURG -- 0.1%
         Millicom International Cellular SA* (Telecommunications)                             17,621        829,773
                                                                                                       ------------

   MEXICO -- 0.2%
         Consorcio ARA SA de CV (Real Estate)                                                 14,910         66,317
         Fomento Economico Mexicano SA de CV (Beverages)                                      32,211        296,897
         Fomento Economico Mexicano SA de CV, ADR (Beverages)                                  8,545        783,234
         Grupo Financiero Banorte SA de CV (Financial Services)                              201,084        476,759
         Urbi, Desarrollos Urbanos SA de CV* (Real Estate)                                    16,666        126,231
                                                                                                       ------------
      TOTAL MEXICO                                                                                        1,749,438
                                                                                                       ------------
   NETHERLANDS -- 5.0%
         Aalberts Industries NV (Misc. Industrial Machinery & Equipment)                       5,800        427,375
         Aegon NV (Insurance)                                                                 79,501      1,466,543
         ASML Holding NV* (Semiconductors)                                                    61,307      1,247,815
         Buhrmann NV (Computer & Office Equipment)                                            23,600        416,672
         Corio NV (Real Estate)                                                                  680         43,804
         Euronext NV (Financial Services)                                                     11,831        975,019
         Fortis Group (Banks)                                                                  4,694        167,067
         Fugro NV (Oil & Gas-Exploration & Production)                                        11,300        434,771
         Heineken NV (Beverages)                                                              28,361      1,074,403
         IHC Caland NV (Energy Equipment & Services)                                           3,100        310,399
         ING Groep NV (Financial Services)                                                   135,134      5,322,060
         Koninklijke (Royal) KPN NV (Telecommunications)                                     320,166      3,599,819
         Koninklijke (Royal) Philips Electronics NV (Electronics)                             23,339        785,593
         Koninklijke BAM Groep NV (Diversified-Commercial Services)                            5,200        525,886
         Koninklijke DSM NV (Chemical & Allied Products)                                       8,100        369,277
         Randstad Holdings NV (Commercial Services)                                            5,836        345,153
         Rodamco Europe NV (Real Estate)                                                       3,400        341,197
         Royal Dutch Shell PLC (Petroleum Refining)                                          384,772     12,046,452
         Royal Numico NV* (Food & Beverage)                                                    7,311        323,066
         TNT NV (Transportation Services)                                                     38,819      1,341,619
         Unilever NV (Food & Household Products)                                              63,168      4,376,728
         Univar NV (Chemical & Allied Products)                                                6,600        371,929
         USG People NV (Commerical Services)                                                   5,000        361,476
         Vedior NV (Commerical Services)                                                      11,435        223,634
         VNU NV (Broadcasting & Publishing)                                                    5,673        183,855
         Wolters Kluwer NV (Broadcasting & Publishing)                                        12,600        313,545
                                                                                                       ------------
      TOTAL NETHERLANDS                                                                                  37,395,157
                                                                                                       ------------
   NEW ZEALAND -- 0.1%
         Auckland International Airport, Ltd. (Transportation Services)                      131,432        165,035
         Fletcher Building, Ltd. (Building & Construction Materials)                          87,517        479,503
         The Warehouse Group, Ltd. (Retail Department Stores)                                150,795        359,696
                                                                                                       ------------
      TOTAL NEW ZEALAND                                                                                   1,004,234
                                                                                                       ------------
   NORWAY -- 1.2%
         Acta Holding ASA (Financial Services)                                                43,000        170,662
         Aker Yards AS (Diversified-Commerical Services)                                       3,800        282,590
         Cermaq ASA (Food & Beverage)                                                         19,400        256,058
         DnB Holding ASA (Financial Services)                                                 34,544        464,243
         Norsk Hydro ASA (Misc. Manufacturing Industries)                                     28,841      3,989,792
         Orkla ASA (Food & Beverage)                                                          17,045        843,302
         Statoil ASA (Oil & Gas-Exploration & Production)                                     50,972      1,459,419
         Tandberg Television ASA (Telecommunications Equipment)                               31,500        658,414
         Telenor ASA (Telecommunications)                                                      9,404        101,015
         TGS Nopec Geophysical Co. ASA* (Oil & Gas-Exploration & Production)                   6,600        404,110
                                                                                                       ------------
      TOTAL NORWAY                                                                                        8,629,605
                                                                                                       ------------
   PERU -- 0.0%
         Southern Copper Corp. (Metals & Mining)                                               2,799        236,460
                                                                                                       ------------

   PHILIPPINES -- 0.0%
         Philippine Long Distance Telephone Co., ADR (Telecommunications)                      6,432        241,650
                                                                                                       ------------
   POLAND -- 1.2%
         Agora SA (Broadcasting & Publishing)                                                 10,142        153,961
         Bank Pekao SA (Banks)                                                                47,701      2,803,835
         Bank Przemyslowo-Handlowy PBK SA (Banks)                                              4,475      1,072,727
         Budimex SA* (Building & Construction Materials)                                      11,491        164,103
         CCC SA* (Footwear & Related Apparel)                                                 11,771        137,438
         Cersanit-Krasnystaw SA* (Personal Products)                                          62,860        309,024
         Kghm Polaksa Miedz SA (Metals & Mining)                                              14,481        369,695
         Powszechna Kasa Oszczednosci Bank Polski SA (Financial Services)                    299,004      3,195,495
         Telekomunikacja Polska SA (Telecommunications)                                       73,970        502,709
                                                                                                       ------------
      TOTAL POLAND                                                                                        8,708,987
                                                                                                       ------------
   PORTUGAL -- 0.2%
         Banco BPI SA (Banks)                                                                113,183        806,763
         Banco Espirito Santo SA (BES) (Financial Services)                                    3,174         57,874
         CIMPOR -  Cimentos de Portugal, SGPS, SA (Building & Construction)                    3,517         23,492
         Jeronimo Martins, SGPS, SA (Retail Food Stores)                                       5,635         97,558
         Portugal Telecom, SGPS, SA (Telecommunications)                                      19,263        234,507
         Sonae, SGPS, SA (Diversified-Industrial & Financial Services)                        62,890        102,876
                                                                                                       ------------
      TOTAL PORTUGAL                                                                                      1,323,070
                                                                                                       ------------
   ROMANIA -- 0.2%
         Impact SA (Building & Construction Materials)                                       616,687        128,448
         Rolast AG* (Tire & Rubber)                                                        1,114,500         23,726
         Romanian Development Bank (Banks)                                                        65            380
         SIF 1 Banat-Crisana Arad (Index Fund)                                                60,000         48,914
         SIF 2 Moldova Bacau (Index Fund)                                                     65,000         50,147
         SIF 3 Transilvania Brasov (Index Fund)                                               49,000         35,025
         SIF 4 Muntenia Bucuresti (Index Fund)                                                90,500         47,457
         SIF 5 Oltenia Craiova (Index Fund)                                                   57,500         51,757
         SNP Petrom SA* (Oil & Gas-Exploration & Production)                               6,114,534      1,191,383
         Socep Constanta* (Transportation-Shipping)                                          652,000         49,376
                                                                                                       ------------
      TOTAL ROMANIA                                                                                       1,626,613
                                                                                                       ------------
   RUSSIA -- 1.6%
         Gazprom (Oil & Gas-Exploration & Production)                                         23,833        197,661
         Gazprom, ADR (Oil & Gas-Exploration & Production)                                    25,030      2,296,503
         LUKOIL, ADR (Oil & Gas-Exploration & Production)                                     18,429      1,533,293
         LUKOIL, GDR (Oil & Gas Exploration & Production)                                      7,100        592,140
         Mining and Metallurgical Co., Norilsk Nickel, ADR (Metals & Mining)                   9,664        911,315
         NovaTek OAO (Oil & Gas-Exploration & Production)                                        163        615,325
         OJSC TNK-BP Holding (Oil & Gas-Exploration & Production)                            123,703        383,479
         Polyus Gold, ADR (Metals & Mining)                                                   21,103        770,260
         RAO Unified Energy System (UES) (Electric & Gas Utilities)                           30,014      2,049,956
         Sberbank RF (Banks)                                                                   1,863      2,738,610
                                                                                                       ------------
      TOTAL RUSSIA                                                                                       12,088,542
                                                                                                       ------------
   SINGAPORE -- 0.6%
         Allgreen Properties, Ltd. (Real Estate)                                              48,000         46,323
         Ascendas Real Estate Investment Trust (A-REIT) (Real Estate)                         31,360         42,174
         Capitaland, Ltd. (Real Estate)                                                       28,000         83,880
         Cycle & Carriage, Ltd. (Automobiles)                                                 11,123         76,327
         Datacraft Asia, Ltd. (Telecommunications)                                            32,000         36,160
         DBS Group Holdings, Ltd. (Financial Services)                                         9,000         90,717
         Fraser & Neave, Ltd. (Beverages)                                                      7,000         85,773
         Jurong Technologies Industrial Corp., Ltd. (Electronic Equipment & Components)      283,000        280,088
         Mobileone, Ltd. (Telecommunications)                                                148,000        214,976

         Overseas Union Enterprise, Ltd. (Hotels, Other Lodging Places)                       12,000         88,567
         SembCorp Industries, Ltd. (Energy Equipment & Services)                             125,100        270,667
         Singapore Airlines, Ltd. (Transportation-Airlines)                                   72,000        623,011
         Singapore Petroleum Co., Ltd. (Petroleum Refining)                                   57,000        183,548
         Singapore Telecommunications, Ltd. (Telecommunications)                             139,930        229,168
         St Assembly Test Services, Ltd.* (Electronic Equipment & Components)                507,000        399,391
         Suntec Real Estate Investment Trust (Real Estate)                                    57,000         46,533
         United Overseas Bank, Ltd. (Financial Services)                                     137,000      1,321,161
         United Overseas Land, Ltd. (Real Estate)                                             77,000        137,797
         United Test & Assembly Center, Ltd. (Electronics)                                    84,000         47,868
         Wing Tai Holdings, Ltd. (Real Estate)                                                 2,000          2,355
                                                                                                       ------------
      TOTAL SINGAPORE                                                                                     4,306,484
                                                                                                       ------------
   SOUTH AFRICA -- 0.0%
         MTN Group, Ltd. (Telecommunications)                                                 10,561        104,955
                                                                                                       ------------
   SOUTH KOREA -- 0.3%
         Hyundai Motor Co., Ltd. (Automobiles)                                                 5,160        432,686
         NHN Corp.* (Internet Services)                                                          833        256,111
         Samsung Electronics Co., Ltd. (Electronics)                                           2,703      1,745,221
                                                                                                       ------------
      TOTAL SOUTH KOREA                                                                                   2,434,018
                                                                                                       ------------
   SPAIN -- 3.0%
         ACS, Actividades de Construccion y Servicios, SA (Building & Construction)           12,200        473,084
         Banco Bilbao Vizcaya Argentaria SA (Banks)                                          233,016      4,854,953
         Banco de Sabadell SA (Banks)                                                         25,247        827,324
         Banco Santander Central Hispano SA (Banks)                                           61,470        896,466
         Corporacion Mapfre SA (Insurance)                                                    23,455        477,043
         Enagas (Commercial Services)                                                         13,400        265,340
         Endesa SA (Electric Companies & Systems)                                            179,133      5,764,537
         Fadesa Inmobiliaria SA (Real Estate)                                                  9,400        338,827
         Fomento de Construcciones y Contratas SA (Building & Construction Materials)          2,645        195,514
         Grupo Empresarial Ence SA (ENCE) (Paper & Forest Products)                            4,483        153,522
         Group Empresarial Ence SA (ENCE) - Rights* (Paper & Forest Products)                  2,651         90,917
         Iberdrola SA (Electric Companies & Systems)                                           8,596        276,704
         Industria de Diseno Textil SA* (Retail Apparel & Accessory Stores)                   18,110        699,035
         Inmobiliaria Urbis SA (Real Estate)                                                  22,900        536,817
         Repsol YPF SA (Petroleum Refining)                                                  207,739      5,899,882
         Union Fenosa SA (Electric Companies & Systems)                                        7,500        284,905
                                                                                                       ------------
      TOTAL SPAIN                                                                                        22,034,870
                                                                                                       ------------
   SWEDEN -- 2.2%
         Autoliv, Inc. (Automobiles)                                                           4,621        261,560
         Electrolux AB - Class B (Appliances & Household Durables)                           171,700      4,919,298
         Eniro AB (Broadcasting & Publishing)                                                 23,500        271,439
         Ericsson LM - Class B (Telecommunications)                                           80,214        303,021
         ForeningsSparbanken AB (Swedbank) (Banks)                                            54,415      1,532,442
         Getinge AB - Class B (Precision Instruments & Medical Supplies)                      35,972        581,340
         Hennes & Mauritz AB (H&M) - Class B (Retail Apparel & Accessory Stores)               3,932        143,217
         JM AB (Building & Constructions Materials)                                              400         25,368
         Modern Times Group MTG AB - Class B* (Broadcasting & Publishing)                     13,228        620,757
         Nobia AB (Misc. Manufacturing Industries)                                            13,700        355,125
         Nordea AB (Banks)                                                                   299,857      3,700,973
         Securitas AB - Class B (Safety Protection)                                            5,680        109,415
         Skandinaviska Enskilda Banken AB (SEB) (Financial Services)                          66,260      1,640,318
         Skanska AB - Class B (Misc. Manufacturing Industries)                                78,639      1,286,480
         Svenska Handelsbanken AB - Class A (Banks)                                           13,700        380,417
         TeliaSonera AB (Stockholm) (Telecommunications)                                      12,500         74,847
         WM-data AB (Computer Services)                                                       66,000        215,755
                                                                                                       ------------
      TOTAL SWEDEN                                                                                       16,421,772
                                                                                                       ------------

   SWITZERLAND -- 6.2%
         Actelion AG (Pharmaceutical Preparations)                                             2,100        208,348
         Adecco SA (Commercial Services)                                                      11,215        625,691
         Baloise Holding, Ltd. (Insurance)                                                     1,505        107,146
         Banque Cantonale Vaudoise (Bcv) (Banks)                                                 800        257,761
         Barry Callebaut AG (Food & Beverage)                                                  1,170        482,697
         BKW FMB Energie AG (Electric & Gas Utilities)                                         1,100         98,705
         Charles Voegele Holding AG (Retail Apparel & Accessory Stores)                        2,700        235,219
         Compagnie Financiere Richemont AG (Jewelry, Precious Metal)                          26,283      1,257,789
         Credit Suisse Group (Registered) (Financial Services)                                89,141      4,986,882
         Geberit AG (Building & Construction)                                                    270        257,928
         Georg Fischer AG (Auto Parts & Equipment)                                               500        222,507
         Holcim, Ltd. - Class B (Building & Construction Materials)                           30,212      2,405,761
         Kuoni Reisen Holding AG (Transportation Services)                                       740        383,512
         Nestle SA (Food & Household Products)                                                 5,712      1,691,388
         Novartis AG (Registered) (Pharmaceutical Preparations)                               38,908      2,158,853
         Phonak Holding AG (Precision Instruments & Medical Supplies)                          3,800        216,356
         Rieter Holdings AG (Misc. Industrial Machinery & Equipment)                             900        358,075
         Roche Holding AG - Genusschein (Pharmaceutical Preparations)                         50,310      7,476,743
         Serono SA - Class B (Biotechnology)                                                   3,010      2,094,513
         SGS Societe Generale de Surveillance Holding SA (Commercial Services)                   361        334,347
         Sika AG (Retail Apparel & Accessory Stores)                                             440        451,489
         STMicroelectronics NV (Semiconductors)                                              125,140      2,299,782
         Sulzer AG (Misc. Manufacturing Industries)                                              500        340,467
         Swatch Group AG (Jewelry, Precious Metal)                                             8,115      1,360,610
         Swiss Re (Insurance)                                                                    371         25,855
         Syngenta AG (Chemical & Allied Products)                                              4,692        659,360
         Syngenta AG - Put Option (Chemical & Allied Products)                                 3,092          3,890
         Synthes, Inc. (Precision Instruments & Medical Supplies)                              2,413        264,866
         Zurich Financial Services AG (Insurance)                                             58,510     13,697,466
                                                                                                       ------------
      TOTAL SWITZERLAND                                                                                  44,964,006
                                                                                                       ------------
   TAWAIN -- 0.0%
         ASE Test, Ltd. (Semiconductors)                                                       5,600         50,400
                                                                                                       ------------
   TURKEY -- 1.2%
         Akbank TAS (Banks)                                                                  263,640      2,214,410
         Anadolu Efes Biracilik ve Malt Sanayii AS, ADR (Beverages)                                1              6
         Dogan Sirketler Grubu Holding AS (Diversified-Industrial & Financial Services)      253,722      1,160,775
         Enka Insaat ve Sanayi AS (Building & Construction)                                    7,841        107,160
         Haci Omer Sabinci Holding AS (Diversified-Industrial & Financial Services)          228,408      1,610,089
         Koc Holding AS (Diversified-Industrial & Consumer Products)                           7,841         41,586
         Turkcell Iletisim Hizmetleri AS (Telecommunications)                                 26,975        172,295
         Turkiye Garanti Bankasi AS* (Banks)                                                 337,035      1,254,262
         Turkiye Is Bankasi (Isbank) (Banks)                                                 236,595      1,965,761
         Turkiye Vakiflar Bankasi TAO (Banks)                                                 67,878        371,070
                                                                                                       ------------
      TOTAL TURKEY                                                                                        8,897,414
                                                                                                       ------------
   UKRAINE -- 0.0%
         UKRNAFTA (Oil & Gas-Exploration & Production)                                            87         30,522
         UkrTelecom (Telecommunications)                                                      10,468        104,023
                                                                                                       ------------
      TOTAL UKRAINE                                                                                         134,545
                                                                                                       ------------
   UNITED KINGDOM -- 15.7%
         3i Group PLC (Venture Capital)                                                       41,015        668,829
         Admiral Group PLC (Insurance)                                                        21,300        232,009
         Aegis Group PLC (Advertising)                                                        82,989        197,174
         Alliance Unichem PLC (Retail Drug Stores)                                            16,200        252,188
         Amlin PLC (Insurance)                                                                41,800        201,655
         Amvescap PLC (Financial Services)                                                    20,578        191,872
         Anglo American PLC (Metals & Mining)                                                 38,048      1,473,801

         Antofagasta Holdings PLC (Metals & Mining)                                           79,547      2,955,483
         Arriva PLC (Transportation Services)                                                147,667      1,573,670
         Associated British Ports Holdings PLC (Transportation-Shipping)                      36,889        461,746
         AstraZeneca PLC (Pharmaceutical Preparations)                                       181,695      9,128,520
         Aviva PLC (Insurance)                                                                58,110        805,348
         BAA PLC (Transportation-Airlines)                                                   115,114      1,658,232
         BAE Systems PLC (Aerospace & Defense)                                                39,009        284,394
         Barratt Developments PLC (Building & Construction)                                   13,100        240,046
         BG Group PLC (Oil & Gas-Exploration & Production)                                    92,072      1,149,952
         BHP Billiton PLC (Metals & Mining)                                                  402,343      7,377,580
         BP PLC (Petroleum Refining)                                                          15,486        178,112
         Brambles Industries PLC (Diversified-Commercial Services)                           140,259      1,048,142
         British Airways PLC* (Transportation-Airlines)                                      439,972      2,696,497
         British Energy Group PLC (Electric Companies & Systems)                              63,430        713,054
         British Sky Broadcasting Group PLC* (Broadcasting & Publishing)                      70,436        659,263
         BT Group PLC (Telecommunications)                                                 1,819,176      7,012,932
         Burberry Group PLC (Retail Apparel & Accessory Stores)                               53,653        431,123
         Burren Energy PLC (Oil & Gas-Exploration & Production)                               17,900        296,393
         Carphone Warehouse Group PLC (Electronics)                                          122,384        656,224
         Catlin Group, Ltd. (Insurance)                                                       18,008        147,390
         Charter PLC (Diversified-Commercial Services)                                        28,000        357,431
         Chemring Group PLC (Electronics)                                                     15,200        312,678
         Close Brothers Group PLC (Banks)                                                     24,600        454,844
         Compass Group PLC (Misc. Food Preparations & Kindred Products)                      152,010        601,462
         Cookson Group PLC (Misc. Industrial Machinery & Equipment)                           36,800        329,614
         CSR PLC (Semiconductors)                                                             25,600        531,550
         Diageo PLC (Food & Beverage)                                                        114,606      1,803,125
         EMAP PLC (Broadcasting & Publishing)                                                 17,200        262,439
         Enterprise Inns PLC (Retail Eating & Drinking Places)                                20,800        343,210
         First Choice Holidays PLC (Amusement & Recreational Services)                       464,436      1,733,495
         GlaxoSmithKline PLC (Pharmaceutical Preparations)                                    97,827      2,557,507
         GlaxoSmithKline PLC, ADR (Pharmaceutical Preparations)                                5,085        265,996
         Greene King PLC (Beverages)                                                          25,100        325,845
         HBOS PLC (Financial Services)                                                       339,442      5,660,190
         Highland Gold Mining, Ltd. (Metals & Mining)                                         22,121        102,829
         Imperial Tobacco Group PLC (Tobacco)                                                  7,423        219,633
         Inchcape PLC (Specialty Retail Stores)                                                7,600        343,765
         Informa Group PLC (Broadcasting & Publishing)                                        36,100        300,575
         International Power PLC (Electric Companies & Systems)                               89,600        439,564
         Kazakhmys PLC* (Metals & Mining)                                                     56,766      1,056,315
         Kelda Group PLC (Water Supply & Other Sanitary Services)                            130,460      1,784,480
         Kier Group PLC (Building & Construction)                                             15,700        458,025
         Laird Group PLC (Electronic Equipment & Components)                                  42,700        330,561
         London Stock Exchange (Security & Commodity Brokers, Dealers, & Services)            17,734        324,604
         Lonmin PLC (Metals & Mining)                                                          5,865        271,222
         Marks & Spencer Group PLC (Retail Department Stores)                                183,111      1,767,547
         Michael Page International PLC (Commercial Services)                                 62,300        368,320
         Mitchells & Butlers PLC (Retail Eating & Drinking Places)                           240,259      1,991,201
         Morgan Sindall PLC (Diversifed-Industrial & Financial Services)                      17,600        386,222
         Next Group PLC (Retail Apparel & Accessory Stores)                                   95,779      2,737,341
         Northgate Info Solutions PLC (Computer Services Software & Systems)                 147,800        206,619
         Persimmon PLC (Real Estate)                                                          75,624      1,739,984
         Peter Hambro Mining PLC* (Metals & Mining)                                           17,766        420,406
         Prudential PLC (Insurance)                                                           41,346        478,215
         Reckitt Benckiser PLC (Food & Household Products)                                    30,945      1,086,146
         Renshares Utilities, Ltd. (Index Fund)                                               69,061        121,547
         Restaurant Group PLC (Retail Eating & Drinking Places)                               76,000        267,881
         Rio Tinto PLC (Metals & Mining)                                                       4,603        236,089
         Rolls-Royce Group PLC (Aerospace & Defense)                                          84,194        668,804
         Rolls-Royce Group PLC - Class B* (Aerospace & Defense)                            4,529,637          8,027
         Royal & Sun Alliance Insurance Group PLC (Insurance)                              1,856,726      4,446,600
         Royal Bank of Scotland Group PLC (Banks)                                            161,596      5,254,322
         Royal Dutch Shell PLC - Class B (Petroleum Refining)                                 43,367      1,411,677
         Royal Dutch Shell PLC - Class B, ADR (Petroleum Refining)                            78,926      5,142,029
         SABMiller PLC (Beverages)                                                           112,991      2,226,077
         Schroders PLC (Financial Services)                                                   21,126        435,506
         Scottish & Newcastle PLC (Beverages)                                                 41,470        373,810
         Sig PLC (Building & Construction)                                                    24,700        384,569
         Smith & Nephew PLC (Precision Instruments & Medical Supplies)                        41,462        367,235
         Smiths Group PLC (Misc. Manufacturing Industries)                                     8,865        151,132

         Speedy Hire PLC (Diversified-Commercial Services)                                    23,200        372,936
         Sportingbet PLC (Amusement & Recreational Services)                                  44,300        288,627
         Tesco PLC (Retail Food Stores)                                                      227,822      1,304,520
         The Davis Service Group PLC (Diversified-Commercial Services)                        26,650        230,382
         Tomkins PLC (Diversified - Industrial & Consumer Products)                           39,200        228,224
         Trinity Mirror PLC (Broadcasting & Publishing)                                      271,727      2,684,052
         Tullow Oil PLC (Oil & Gas-Exploration & Production)                                  52,600        309,523
         Unilever PLC (Food & Household Products)                                            663,484      6,774,317
         United Business Media PLC (Broadcasting & Publishing)                                24,200        304,190
         Vedanta Resources PLC (Metals & Mining)                                              18,200        444,397
         Victrex PLC (Chemical & Allied Products)                                             23,500        301,759
         Viridian Group PLC (Electric Companies & Systems)                                    11,400        193,906
         Vodafone Group PLC (Telecommunications)                                           1,270,045      2,649,616
         WH Smith PLC (Specialty Retail Stores)                                               28,500        203,780
         William Hill PLC (Amusement & Recreational Services)                                 37,790        392,608
         Wincanton PLC (Commercial Services)                                                  34,200        190,888
         Wolfson Microelectronics PLC (Semiconductors)                                        30,900        237,527
         Wolseley PLC (Misc. Industrial Machinery & Equipment)                                25,453        623,986
         Wolverhampton & Dudley Breweries PLC (Beverages)                                     10,300        228,569
         WPP Group PLC (Advertising)                                                          84,449      1,010,713
         Xstrata PLC (Diversified-Commercial Services)                                         1,319         42,705
                                                                                                       ------------
      TOTAL UNITED KINGDOM                                                                              115,557,119
                                                                                                       ------------
   VENEZUELA -- 0.0%
         Compania Anonima Nacional Telefonos de Venezuela, ADR (Telecommunications)           10,938        231,667
                                                                                                       ------------
      TOTAL COMMON STOCK
         (Cost $611,794,143)                                                                            698,139,018
                                                                                                       ------------
EXCHANGE TRADED FUNDS -- 2.5%
         iShares MSCI Emerging Markets Index Fund                                            164,550     16,290,450
         iShares MSCI South Korea Index Fund                                                  51,900      2,421,135
                                                                                                       ------------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $18,251,556)                                                                              18,711,585
                                                                                                       ------------
PREFERRED STOCK -- 0.7%
   GERMANY -- 0.7%
         Fresenius AG (Precision Instruments & Medical Supplies)                               2,000        358,718
         Henkel KGaA (Cosmetics and Toiletries)                                                4,397        513,847
         Porsche AG (Automobiles)                                                              3,796      3,627,546
         ProSiebenSat.1 Media AG (Broadcasting & Publishing)                                  39,977      1,041,598
                                                                                                       ------------
      TOTAL GERMANY                                                                                       5,541,709
                                                                                                       ------------
      TOTAL PREFERRED STOCK
         (Cost $4,569,965)                                                                                5,541,709
                                                                                                       ------------
SHORT-TERM INVESTMENTS -- 2.6%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional
         Series                                                                            9,687,762      9,687,762
         BlackRock Liquidity Funds TempFund Portfolio - Institutional
         Series                                                                            9,687,762      9,687,762
                                                                                                       ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $19,375,524)                                                                              19,375,524
                                                                                                       ------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $653,991,188)+                                                                                $741,767,836
                                                                                                       ============

----------
ADR - American Depository Receipt

GDR - Global Depository Receipt

*    Non-income producing security.

+ The cost for Federal income tax purposes was $654,797,127. At March 31, 2006, net unrealized appreciation was $86,970,709. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $91,628,659 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,657,950.

ROXBURY MID-CAP FUND
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                Shares      Value
                                                                               -------   -----------
COMMON STOCK -- 98.4%
   CONSUMER DISCRETIONARY -- 21.5%
      DIVERSIFED CONSUMER SERVICES -- 1.0%
         Bright Horizons Family Solutions, Inc.*                                 3,900   $   151,047
                                                                                         -----------
      HOTELS, RESTAURANTS, & LEISURE -- 1.8%
         P.F. Chang's China Bistro, Inc.*                                        2,700       133,083
         The Cheesecake Factory, Inc.*                                           4,000       149,800
                                                                                         -----------
                                                                                             282,883
                                                                                         -----------
      HOUSEHOLD DURABLES -- 1.9%
         Standard Pacific Corp.                                                  8,700       292,494
                                                                                         -----------
      SPECIALTY RETAIL -- 16.8%
         Abercrombie & Fitch Co. - Class A                                       4,600       268,180
         Bed Bath & Beyond, Inc.*                                               12,500       480,000
         Circuit City Stores, Inc. - Carmax Group*                              10,000       326,800
         Guitar Center, Inc.*                                                    5,400       257,580
         PetSmart*                                                              12,100       340,494
         Ross Stores, Inc.                                                      10,515       306,933
         Tractor Supply Co.*                                                     5,300       351,602
         Urban Outfitters, Inc.*                                                12,000       294,480
                                                                                         -----------
                                                                                           2,626,069
                                                                                         -----------
      TOTAL CONSUMER DISCRETIONARY                                                         3,352,493
                                                                                         -----------
   ENERGY -- 8.9%
      ENERGY EQUIPMENT & SERVICES -- 6.9%
         GlobalSantaFe Corp.                                                     6,100       370,575
         Noble Corp.                                                             3,800       308,180
         Weatherford International, Inc.*                                        8,800       402,600
                                                                                         -----------
                                                                                           1,081,355
                                                                                         -----------
      OIL, GAS & CONSUMABLE FUELS -- 2.0%
         Consol Energy, Inc.                                                     4,100       304,056
                                                                                         -----------
      TOTAL ENERGY                                                                         1,385,411
                                                                                         -----------
   FINANCIALS -- 17.8%
      CAPITAL MARKETS -- 3.6%
         Nuveen Investments - Class A                                           11,700       563,355
                                                                                         -----------
      COMMERCIAL BANKS -- 2.0%
         Commerce Bancorp, Inc.                                                  4,400       161,260
         East West Bancorp, Inc.                                                 3,900       150,345
                                                                                         -----------
                                                                                             311,605
                                                                                         -----------

      DIVERSIFIED FINANCIAL SERVICES -- 1.0%
         Heartland Payment Systems, Inc.*                                        6,400       158,528
                                                                                         -----------
      INSURANCE -- 1.9%
         Willis Group Holdings Ltd.                                              8,600       294,636
                                                                                         -----------
      REAL ESTATE -- 5.3%
         CB Richard Ellis Group, Inc.*                                           5,700       459,990
         Sunstone Hotel Investors, Inc.*                                        12,000       347,640
                                                                                         -----------
                                                                                             807,630
                                                                                         -----------
      THRIFTS & MORTGAGE FINANCING -- 4.0%
         Accredited Home Lenders Holding Co.*                                    5,800       296,844
         Hudson City Bancorp, Inc.                                              24,300       322,947
                                                                                         -----------
                                                                                             619,791
                                                                                         -----------
      TOTAL FINANCIALS                                                                     2,755,545
                                                                                         -----------
   HEALTHCARE -- 19.4%
      BIOTECHNOLOGY -- 2.4%
         Celgene Corp.*                                                          4,600       203,412
         Lifecell Corp.*                                                         7,500       169,125
                                                                                         -----------
                                                                                             372,537
                                                                                         -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 10.4%
         American Medical Systems Holdings, Inc.*                               15,700       353,250
         Arthrocare Corp.*                                                       7,600       363,432
         Cytyc Corp.*                                                           10,700       301,526
         Gen-Probe, Inc.*                                                        3,800       209,456
         Intuitive Surgical, Inc.*                                               2,200       259,600
         Varian Medical Systems, Inc.*                                           2,500       140,400
                                                                                         -----------
                                                                                           1,627,664
                                                                                         -----------
      HEALTH CARE PROVIDERS & SERVICES -- 2.9%
         Community Health Systems*                                               3,800       137,370
         Henry Schein, Inc.*                                                     6,400       306,304
                                                                                         -----------
                                                                                             443,674
                                                                                         -----------
      HEALTHCARE -- 1.0%
         Psychiatric Solutions, Inc.*                                            4,500       149,085
                                                                                         -----------
      HEALTHCARE - EQUIPMENT -- 1.0%
         Ventana Medical Systems, Inc.**                                         3,800       158,726
                                                                                         -----------
      PHARMACEUTICALS -- 1.7%
         Omnicare, Inc.                                                          4,800       263,952
                                                                                         -----------
      TOTAL HEALTHCARE                                                                     3,015,638
                                                                                         -----------
   INDUSTRIALS -- 6.1%
      AIR FREIGHT & LOGISTICS -- 2.9%
         UTI Worldwide, Inc.                                                    14,400       455,040
                                                                                         -----------

      COMMERCIAL SERVICES & SUPPLIES -- 3.2%
         Stericycle, Inc.*                                                       4,450       300,909
         The Corporate Executive Board Co.                                       1,850       186,665
                                                                                         -----------
                                                                                             487,574
                                                                                         -----------
      TOTAL INDUSTRIALS                                                                       942,614
                                                                                         -----------
   INFORMATION TECHNOLOGY -- 19.1%
      COMMUNICATIONS EQUIPMENT -- 1.5%
         Foundry Networks, Inc.*                                                13,100       237,896
                                                                                         -----------
      INTERNET SOFTWARE & SERVICES -- 2.6%
         Akamai Technologies, Inc.*                                              5,700       187,473
         Webex Communications, Inc.*                                             6,400       215,488
                                                                                         -----------
                                                                                             402,961
                                                                                         -----------
      IT SERVICES -- 4.6%
         Alliance Data Systems Corp.*                                           12,100       565,917
         Global Payments, Inc.                                                   2,800       148,428
                                                                                         -----------
                                                                                             714,345
                                                                                         -----------
      SEMICONDUCTORS & SEMI EQUIPMENT -- 5.9%
         Altera Corp.*                                                           7,300       150,672
         Broadcom Corp. Class A*                                                 5,700       246,012
         Hittite Microwave Corp.*                                                5,100       171,921
         Microchip Technology, Inc.                                              9,400       341,220
                                                                                         -----------
                                                                                             909,825
                                                                                         -----------
      SOFTWARE -- 2.2%
         Citrix Systems, Inc.*                                                   4,900       185,710
         Red Hat, Inc.*                                                          5,400       151,092
                                                                                         -----------
                                                                                             336,802
                                                                                         -----------
      SYSTEMS SOFTWARE -- 2.3%
         Websense, Inc.*                                                        13,000       358,540
                                                                                         -----------
      TOTAL INFORMATION TECHNOLOGY                                                         2,960,369
                                                                                         -----------
   TELECOMMUNICATION SERVICES -- 5.6%
      WIRELESS TELECOM SERVICES -- 5.6%
         j2 Global Communications, Inc.*                                         5,300       249,100
         NII Holdings, Inc.*                                                    10,500       619,185
                                                                                         -----------
                                                                                             868,285
                                                                                         -----------
      TOTAL TELECOMMUNICATION SERVICES                                                        868,285
                                                                                         -----------
      TOTAL COMMON STOCK
         (Cost $12,139,445)                                                               15,280,355
                                                                                         -----------
SHORT-TERM INVESTMENTS -- 1.6%
   SHORT-TERM INVESTMENTS -- 1.6%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series   120,532       120,532

         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series   120,531       120,531
                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $241,063)                                                                     241,063
                                                                                         -----------

TOTAL INVESTMENTS -- 100.0%
   (Cost $12,380,508)+                                                                   $15,521,418
                                                                                         ===========

----------
*    Non-incoming producing security.

+ The cost for Federal income tax purposes was $12,398,533. At March 31, 2006 net unrealized appreciation was $3,122,885. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,269,781, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $146,896.

WILMINGTON FUNDS -- EQUITY FUNDS / Large-Cap Value Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                         Shares      Value
                                                                       ---------   -----------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 7.7%
      DEPARTMENT STORES -- 1.1%
         Kohl's Corp.*                                                     3,799   $   201,385
         Sears Holdings Corp.*                                             2,100       277,704
                                                                                   -----------
                                                                                       479,089
                                                                                   -----------
      HOME IMPROVEMENT RETAIL -- 1.4%
         Home Depot, Inc.                                                 15,000       634,500
                                                                                   -----------
      HOMEBUILDING -- 0.6%
         Meritage Homes Corp.* (a)                                         2,200       120,912
         Ryland Group, Inc.                                                1,800       124,920
                                                                                   -----------
                                                                                       245,832
                                                                                   -----------
      HOMEFURNISHING RETAIL -- 0.7%
         Rent-A-Center, Inc.*                                             12,400       317,316
                                                                                   -----------
      MOVIES & ENTERTAINMENT -- 2.0%
         The Walt Disney Co.                                              31,733       885,033
                                                                                   -----------
      PUBLISHING -- 0.4%
         Interactive Data Corp.*                                           7,000       164,500
                                                                                   -----------
      SPECIALTY STORES -- 1.5%
         Claire's Stores, Inc.                                            18,900       686,259
                                                                                   -----------
      TOTAL CONSUMER DISCRETIONARY                                                   3,412,529
                                                                                   -----------
   CONSUMER STAPLES -- 3.2%
      HOUSEHOLD PRODUCTS -- 0.8%
         Colgate-Palmolive Co.                                             3,678       210,014
         Kimberly-Clark Corp.                                              2,300       132,940
                                                                                   -----------
                                                                                       342,954
                                                                                   -----------
      PACKAGED FOODS & MEATS -- 0.6%
         Pilgrim's Pride Corp.                                            12,700       275,209
                                                                                   -----------
      TOBACCO -- 1.8%
         Altria Group, Inc.                                                9,200       651,912
         Loews Corp. - Carolina Group.*                                    3,300       155,991
                                                                                   -----------
                                                                                       807,903
                                                                                   -----------
      TOTAL CONSUMER STAPLES                                                         1,426,066
                                                                                   -----------

   ENERGY -- 16.6%
      COAL & CONSUMABLE FUELS -- 1.8%
         Arch Coal, Inc.                                                   3,700       280,978
         Consol Energy, Inc. (a)                                           6,900       511,704
                                                                                   -----------
                                                                                       792,682
                                                                                   -----------
      INTEGRATED OIL & GAS -- 11.1%
         ChevronTexaco Corp. (a)                                          12,224       708,625
         ConocoPhillips (a)                                               17,400     1,098,810
         Exxon Mobil Corp. (a)                                            43,403     2,641,507
         Marathon Oil Corp.                                                2,900       220,893
         Occidental Petroleum Corp.                                        2,800       259,420
                                                                                   -----------
                                                                                     4,929,255
                                                                                   -----------
      OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
         Burlington Resources, Inc.                                        1,600       147,056
         Devon Energy Corp.                                                4,700       287,499
                                                                                   -----------
                                                                                       434,555
                                                                                   -----------
      OIL & GAS REFINING & MARKETING -- 2.7%
         Valero Energy Corp.                                              12,300       735,294
         Western Gas Resources, Inc.*                                      9,600       463,200
                                                                                   -----------
                                                                                     1,198,494
                                                                                   -----------
      TOTAL ENERGY                                                                   7,354,986
                                                                                   -----------
   FINANCIALS -- 34.5%
      ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
         Allied Capital Corp. (a)                                          5,600       171,360
                                                                                   -----------
      CONSUMER FINANCE -- 3.2%
         AmeriCredit Corp.*                                               22,500       691,425
         Capital One Financial Corp. (a)                                   8,800       708,576
                                                                                   -----------
                                                                                     1,400,001
                                                                                   -----------
      DIVERSIFIED BANKS -- 5.6%
         Bank of America Corp.                                            21,200       965,448
         CapitalSource, Inc.*                                             20,000       497,600
         U.S. Bancorp (a)                                                 33,600     1,024,800
                                                                                   -----------
                                                                                     2,487,848
                                                                                   -----------
      INVESTMENT BANKING & BROKERAGE -- 1.4%
         TD Ameritrade Holding Corp.                                      30,200       630,274
                                                                                   -----------
      LIFE & HEALTH INSURANCE -- 3.4%
         Lincoln National Corp. (a)                                       12,570       686,196
         Prudential Financial, Inc. (a)                                   11,000       833,910
                                                                                   -----------
                                                                                     1,520,106
                                                                                   -----------
      MULTI-LINE INSURANCE -- 2.2%

         American International Group, Inc.                                1,200        79,308
         Assurant, Inc.*                                                  13,100       645,175
         Loews Corp.                                                       2,400       242,880
                                                                                   -----------
                                                                                       967,363
                                                                                   -----------
      MULTI-SECTOR HOLDINGS -- 0.9%
         Leucadia National Corp.                                           6,600       393,756
                                                                                   -----------
     OTHER DIVERSIFIED FINANCIAL SERVICES -- 7.8%
         Citigroup, Inc.                                                  48,954     2,312,098
         JP Morgan Chase & Co. (a)                                        27,279     1,135,898
                                                                                   -----------
                                                                                     3,447,996
                                                                                   -----------
      PROPERTY & CASUALTY INSURANCE -- 4.2%
         Chubb Corp.                                                       1,700       162,248
         CNA Financial Corp.*                                              3,800       120,992
         Fidelity National Financial, Inc.                                18,100       643,093
         Fidelity National Title Group, Inc.*                              8,947       203,723
         First American Corp.                                              5,600       219,296
         Philadelphia Consolidated Holding Corp.*                         15,000       512,100
                                                                                   -----------
                                                                                     1,861,452
                                                                                   -----------
      REAL ESTATE INVESTMENT TRUSTS -- 2.0%
         Archstone-Smith Trust                                             3,000       146,310
         Avalonbay Communities, Inc.                                       5,900       643,690
         Host Marriott Corp.                                               5,400       115,560
                                                                                   -----------
                                                                                       905,560
                                                                                   -----------
      THRIFTS & MORTGAGE FINANCE -- 3.4%
         IndyMac Bancorp, Inc.                                            14,500       593,485
         Washington Mutual, Inc.                                          21,589       920,123
                                                                                   -----------
                                                                                     1,513,608
                                                                                   -----------
      TOTAL FINANCIALS                                                              15,299,324
                                                                                   -----------
   HEALTH CARE -- 11.2%
      BIOTECHNOLOGY -- 1.4%
         Applera Corp.-Applied Biosystems Group                           22,600       613,364
                                                                                   -----------
      HEALTH CARE EQUIPMENT -- 1.0%
         PerkinElmer, Inc.                                                18,900       443,583
                                                                                   -----------
      HEALTH CARE SERVICES -- 0.8%
         Caremark Rx, Inc.*                                                7,100       349,178
                                                                                   -----------
      MANAGED HEALTH CARE -- 6.2%
         Aetna, Inc. (a)                                                  13,400       658,476
         CIGNA Corp.                                                       3,800       496,356
         Health Net, Inc.*                                                 5,600       284,592
         Humana, Inc.*                                                     3,600       189,540
         Sierra Health Services, Inc.*                                    10,000       407,000
         WellPoint, Inc*                                                   9,339       723,119
                                                                                   -----------
                                                                                     2,759,083

      PHARMACEUTICALS -- 1.8%
         Abbott Laboratories                                               3,962       168,266
         Pfizer, Inc.                                                     25,200       627,984
                                                                                   -----------
                                                                                       796,250
                                                                                   -----------
      TOTAL HEALTH CARE                                                              4,961,458
                                                                                   -----------
   INDUSTRIALS -- 9.8%
      AEROSPACE & DEFENSE -- 0.8%
         Raytheon Co.                                                      7,594       348,109
                                                                                   -----------
      BUILDING PRODUCTS -- 0.5%
         USG Corp.                                                         2,300       218,408
                                                                                   -----------
      CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.6%
         Terex Corp.* (a)                                                  3,300       261,492
                                                                                   -----------
      ELECTRICAL COMPONENTS & EQUIPMENT -- 1.8%
         Emerson Electric Co.                                              8,100       677,403
         Thomas & Betts Corp.                                              2,400       123,312
                                                                                   -----------
                                                                                       800,715
                                                                                   -----------
      INDUSTRIAL CONGLOMERATES -- 1.1%
         Tyco International, Ltd. (a)                                     17,893       480,964
                                                                                   -----------
      INDUSTRIAL MACHINERY -- 1.3%
         SPX Corp.*                                                       11,200       598,304
                                                                                   -----------
      RAILROADS -- 2.5%
         CSX Corp.                                                         6,301       376,800
         Norfolk Southern Corp.                                           13,600       735,352
                                                                                   -----------
                                                                                     1,112,152
                                                                                   -----------
      TRUCKING -- 1.2%
         Laidlaw International, Inc.*                                     19,700       535,840
                                                                                   -----------
      TOTAL INDUSTRIALS                                                              4,355,984
                                                                                   -----------
INFORMATION TECHNOLOGY -- 7.6%
      COMMUNICATIONS EQUIPMENT -- 2.1%
         ADC Telecommunications, Inc.*                                     6,100       156,099
         Andrew Corp.*                                                    10,100       124,028
         Motorola, Inc.                                                   11,400       261,174
         Tellabs, Inc.*                                                   24,400       387,960
                                                                                   -----------
                                                                                       929,261
                                                                                   -----------
      COMPUTER HARDWARE -- 1.8%
         Hewlett-Packard Co.                                               4,100       134,890
         International Business Machines Corp.                             8,153       672,378
                                                                                   -----------
                                                                                       807,268
                                                                                   -----------
      COMPUTER STORAGE & PERIPHERALS -- 1.5%

         Sandisk Corp.* (a)                                               11,600       667,232
                                                                                   -----------
      SEMICONDUCTORS -- 1.3%
         Advanced Micro Devices, Inc.* (a)                                16,800       557,088
                                                                                   -----------
      SYSTEMS SOFTWARE -- 0.9%
         Oracle Corp.*                                                    30,463       417,038
                                                                                   -----------
      TOTAL INFORMATION TECHNOLOGY                                                   3,377,887
                                                                                   -----------
   MATERIALS -- 2.1%
      CONSTRUCTION MATERIALS -- 0.3%
         Martin Marietta Materials Corp.                                   1,100       117,733
                                                                                   -----------
      FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.6%
         Monsanto Co.                                                      3,300       279,675
                                                                                   -----------
      PAPER PRODUCTS -- 1.2%
         Louisiana-Pacific Corp.*                                         20,000       544,000
                                                                                   -----------
      TOTAL MATERIALS                                                                  941,408
                                                                                   -----------
TELECOMMUNICATION SERVICES -- 3.4%
      INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
         BellSouth Corp.                                                  10,400       360,360
         Verizon Communications, Inc.                                      5,000       170,300
                                                                                   -----------
                                                                                       530,660
                                                                                   -----------
      TELECOMMUNICATION SERVICES -- 1.6%
         NTL, Inc.*                                                       25,192       733,339
                                                                                   -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
         Crown Castle International Corp.*                                 4,300       121,905
         Telephone & Data Systems, Inc.                                    3,600       141,984
                                                                                   -----------
                                                                                       263,889
                                                                                   -----------
      TOTAL TELECOMMUNICATION SERVICES                                               1,527,888
                                                                                   -----------
   UTILITIES -- 3.9%
      ELECTRIC UTILITIES -- 2.4%
         Allegheny Energy, Inc.*                                          14,100       477,285
         PPL Corp.                                                        21,500       632,100
                                                                                   -----------
                                                                                     1,109,385
                                                                                   -----------
      GAS UTILITIES -- 0.7%
         Questar Corp.                                                     1,600       112,080
         Southern Union Co.*                                               7,240       179,769
                                                                                   -----------
                                                                                       291,849
                                                                                   -----------
      MULTI-UTILITIES & UNREGULATED POWER-- 0.5%
         Duke Energy Corp.                                                 7,700       224,455
                                                                                   -----------

      WATER UTILITIES-- 0.3%
         Aqua America, Inc.                                                4,000       111,280
                                                                                   -----------
      TOTAL UTILITIES                                                                1,736,969
                                                                                   -----------
      TOTAL COMMON STOCK
         (Cost $37,381,010)                                                         44,394,499
                                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $37,381,010)+                                                           $44,394,499(1)
                                                                                   ===========
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      FLOATING RATE CERTIFICATES OF DEPOSIT
         Banco Santander, 4.695%, 04/13/06                               669,153   $   669,153
                                                                                   -----------
      FLOATING RATE COMMERCIAL PAPER
         Morgan Stanley, 4.935%, 04/03/06                              1,193,294     1,193,294
                                                                                   -----------
      FLOATING RATE NOTES
         Sedna Finance Corp., 4.7880%, 4/25/06                           714,791       714,791
         Greenwich Capital, 4.7880%, 4/03/06                           1,595,916     1,595,916
                                                                                   -----------
         TOTAL FLOATING RATE NOTES                                                   2,310,707
                                                                                   -----------
      INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 4.80%, 04/03/06   4,772,703     4,772,703
                                                                                   -----------
      TIME DEPOSIT
         Regions Bank, 4.8300%, 4/3/06                                   197,171       197,171
                                                                                   -----------
   TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
         (Cost $9,143,028)                                                         $ 9,143,028(2)
                                                                                   ===========

----------
*    Non-incoming producing security.

(a)  Security partially or fully on loan.

+ The cost for Federal income tax purposes was $37,410,957. At March 31, 2006 net unrealized appreciation was $6,983,542. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,377,855, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $394,313.

(1) At March 31, 2006, the market value of securities on loan for the Large-Cap Value Fund was $8,801,724.

(2) The investments held as collateral on loaned securities represented 20.6% of the net assets of the Large-Cap Value Fund.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / Short-Term Bond Fund
INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                   Moody's/S&P    Principal
                                                                     Ratings'       Amount       Value
                                                                   -----------   ----------   -----------
CORPORATE BONDS -- 84.2%
   FINANCIAL -- 21.9%
         Capital One Corp., 6.70%, 05/15/08                         Baa2, BBB    $  750,000   $   769,378
         General Electric Capital Corp., 4.875%, 10/21/10           Aaa, AAA        900,000       881,609
         General Motors Acceptance Corp., 5.65%, 05/18/06*          Baa2, BB      1,000,000       997,143
         General Motors Acceptence Corp., 6.13%, 08/28/07           Baa2, BB        400,000       387,970
         Goldman Sachs Group 144A, 6.50%, 02/25/09@                  Aa3, A+        200,000       205,971
         Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, A+        700,000       725,264
         Lehman Brothers Holdings, 4.25%, 01/27/10                    A1, A         390,000       373,469
         MBNA America, 4.63%, 08/03/09                             Baa1, BBB+       800,000       783,742
         Residential Capital Corp., 6.34%, 06/29/07*               Baa2, BBB-       280,000       282,084
                                                                                              -----------
                                                                                                5,406,630
                                                                                              -----------
   INDUSTRIAL -- 44.9%
         A.H. Belo Corp., 7.13%, 06/01/07                           Baa3, BBB       200,000       202,006
         Alabama Power Co., 5.10%, 02/01/11                           A2, A         325,000       320,396
         Bausch & Lomb, Inc., 6.95%, 11/15/07                       Baa3, BBB       500,000       509,624
         Corning, Inc., 6.30%, 03/01/09                            Baa3, BBB-       750,000       764,415
         DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08           A3, BBB        350,000       339,151
         Delhaize America, 7.38%, 04/15/06                          Ba1, BB+        300,000       300,136
         Deluxe Corp 144A, 3.50%, 10/01/07                         Baa1e, BBB+      300,000       287,501
         Dominion Resources, Inc., 8.13%, 06/15/10                 Baa1, BBB+       335,000       363,769
         Donnelley (R.R.) & Sons, 3.75%, 04/01/09                   Baa2, A-        465,000       437,839
         HCA, Inc., 5.25%, 11/06/08                                 Ba1, BBB-       250,000       245,702
         International Business Machines Corp., 5.38%, 02/01/09      A1, A+       1,000,000     1,004,981
         Kroger, 7.45%, 03/01/08                                   Baa2, BBB-       400,000       413,376
         Liberty Media Corp., 6.41%, 06/15/06@                      Baa3, BB+       154,000       154,630
         McDonald's Corp., 3.88%, 08/15/07                            A2, A       1,000,000       980,155
         Raytheon Co., 6.75%, 08/15/07                              Baa3, BBB       584,000       593,141
         Safeway, Inc., 6.50%, 11/15/08                             Baa2, BBB     1,000,000     1,017,774
         The Gap Inc., 6.90%, 09/15/07                                A2, A         500,000       507,746
         Tyco Intl Group SA, 6.13%, 11/01/08                         Baa1, A        610,000       618,269
         Tyson Foods, Inc., 7.25%, 10/01/06                         Baa3, BBB     1,000,000     1,008,647
         Waste Management, Inc., 6.50%, 11/15/08                    Baa3, BBB     1,000,000     1,025,650
                                                                                              -----------
                                                                                               11,094,908
                                                                                              -----------
   TELECOMMUNICATIONS -- 3.7%
         Sprint Capital Corp., 6.13%, 11/15/08                     Baa2, BBB-       900,000       915,960
                                                                                              -----------
   UTILITIES -- 13.7%
         Cogentrix Energy, Inc. 8.75%, 10/15/08@                     Aa3, A+        500,000       544,216
         Consumers Energy, 4.25%, 04/15/08                         Baa3, BBB-       300,000       292,579
         Duke Energy Corp., 3.75%, 03/05/08                         A3, BBB+      1,000,000       971,606
         Duke Energy Corp., 4.20%, 10/01/08                          A3, BBB+       245,000       237,706
         FirstEnergy Corp., 5.50%, 11/15/06                         Baa3, BB+     1,350,000     1,350,345
                                                                                              -----------
                                                                                                3,396,452
                                                                                              -----------
     TOTAL CORPORATE BONDS
       (Cost $21,232,391)                                                                      20,813,950
                                                                                              -----------

ASSET-BACKED SECURITIES -- 0.5%
         GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
         07/25/20                                                   Aaa, AAA        113,538       113,004
                                                                                              -----------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $113,885)                                                                          113,004
                                                                                              -----------
MORTGAGE-BACKED SECURITIES -- 5.0%
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 03/13/07                                                            126,688       126,351
         Federal Home Loan Mortgage Corporation Notes, 7 Yr.
         Balloon, 4.50%, 04/12/07                                                   285,180       278,317
         Federal National Mortgage Association Notes, 3.99%,
         05/01/33*                                                                  584,674       571,698
         Federal National Mortgage Association Notes 2005-29 WC,
         4.75%, 04/25/35                                                            273,072       263,443
                                                                                              -----------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $1,270,641)                                                                      1,239,809
                                                                                              -----------
U.S. AGENCY OBLIGATIONS -- 3.5%
   FEDERAL HOME LOAN BANKS NOTES -- 1.2%
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                             300,000       287,610
                                                                                              -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.9%
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                   500,000       486,863
                                                                                              -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 0.4%
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                   100,000       101,848
                                                                                              -----------
      TOTAL U.S. AGENCY OBLIGATIONS
         (Cost $901,119)                                                                          876,321
                                                                                              -----------
U.S. TREASURY OBLIGATIONS -- 4.9%
         U.S. Treasury Notes, 4.00%, 06/15/09                                       250,000       243,916
         U.S. Treasury Notes, 3.88%, 05/15/10                                       300,000       289,359
         U.S. Treasury Notes, 4.25%, 10/15/10                                       700,000       683,649
                                                                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $1,247,529)                                                                      1,216,924
                                                                                              -----------

                                                                   Moody's/S&P
                                                                     Ratings'
                                                                   -----------
COMMERCIAL PAPER -- 1.9%
         AIG Funding, 4.78%, 04/03/06                                A-1, P-1       480,951       480,951
                                                                                              -----------
      TOTAL COMMERCIAL PAPER
         (Cost $480,951)                                                                          480,951
                                                                                              -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $25,246,516)+                                                                        $24,740,959
                                                                                              ===========

* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2006. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.

+    Cost for Federal income tax purposes.

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Real Estate Securities Fund INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
-------------------------------------------------------------------------------

                                                                                Shares      Value
                                                                               -------   -----------
COMMON STOCK -- 5.2%
   HOTELS & MOTELS -- 2.6%
         Hilton Hotels Corp.                                                    58,100   $ 1,479,226
         Starwood Hotels & Resorts Worldwide, Inc.                               8,000       541,840
                                                                                         -----------
      TOTAL HOTELS & MOTELS                                                                2,021,066
                                                                                         -----------
   MANUFACTURING -- 0.7%
      FOREST PRODUCTS -- 0.7%
         Deltic Timber Corp.                                                     9,700       587,820
                                                                                         -----------
      TOTAL MANUFACTURING                                                                    587,820
                                                                                         -----------
   OFFICE/INDUSTRIAL -- 0.8%
         Brookfield Properties Corp.                                            20,000       683,000
                                                                                         -----------
      TOTAL OFFICE/INDUSTRIAL                                                                683,000
                                                                                         -----------
   TRANSPORTATION -- 1.1%
         Florida East Coast Industries, Inc.                                    17,300       932,470
                                                                                         -----------
      TOTAL TRANSPORTATION                                                                   932,470
                                                                                         -----------
      TOTAL COMMON STOCK
         (Cost $3,081,944)                                                                 4,224,356
                                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 59.6%
   APARTMENTS -- 10.1%
         American Campus Communities, Inc.                                      20,000       518,200
         Apartment Investment & Management Co. - Class A                        15,800       741,020
         Archstone-Smith Trust                                                  25,000     1,219,250
         Avalon Bay Communities, Inc.                                           14,800     1,614,680
         BRE Properties, Inc. - Class A                                          8,000       448,000
         Camden Property Trust                                                  19,842     1,429,616
         Equity Residential                                                     31,500     1,473,885
         Home Properties, Inc.                                                   7,900       403,690
         United Dominion Realty Trust, Inc.                                     14,500       413,830
                                                                                         -----------
      TOTAL APARTMENT                                                                      8,262,171
                                                                                         -----------
   DIVERSIFIED/OTHER -- 5.4%
         BioMed Realty Trust, Inc.                                               9,000       266,760
         Boardwalk Real Estate Investment Trust CAD                             32,300       630,496
         iStar Financial, Inc.                                                  21,139       809,201
         Sizeler Property Investors, Inc.                                       61,900       913,644
         Spirit Finance Corp.                                                   11,500       140,300
         Vornado Realty Trust                                                   11,700     1,123,200
         Washington Real Estate Investment Trust                                15,000       544,800
                                                                                         -----------
      TOTAL DIVERSIFIED/OTHER                                                              4,428,401
                                                                                         -----------


FOREST PRODUCTS -- 0.6%
         Plum Creek Timber Co., Inc.                                            12,500       461,625
                                                                                         -----------
      TOTAL FOREST PRODUCTS                                                                  461,625
                                                                                         -----------
   HEALTHCARE -- 1.6%
         Healthcare Realty Trust, Inc.                                          12,500       467,250
         Nationwide Health Properties, Inc.                                     10,000       215,000
         Omega Healthcare Investors, Inc.                                       17,300       242,546
         Senior Housing Properties Trust                                        20,400       369,240
                                                                                         -----------
      TOTAL HEALTHCARE                                                                     1,294,036
                                                                                         -----------
   HOTELS & MOTELS -- 3.3%
         Boykin Lodging Co.*                                                    61,500       694,335
         Highland Hospitality Corporation                                       51,700       657,107
         Hospitality Properties Trust                                            3,500       152,845
         Host Marriott Corp.                                                    49,000     1,048,600
         Strategic Hotel Capital, Inc.                                           6,100       142,008
                                                                                         -----------
      TOTAL HOTELS & MOTELS                                                                2,694,895
                                                                                         -----------
   INDUSTRIAL -- 7.2%
         AMB Property Corp.                                                     11,400       618,678
         Duke Realty Corp.                                                      22,100       838,695
         First Potomac Realty Trust                                              6,500       183,625
         Liberty Property Trust                                                 40,500     1,909,980
         ProLogis                                                               37,501     2,006,304
         PS Business Parks, Inc.                                                 6,000       335,520
                                                                                         -----------
      TOTAL INDUSTRIAL                                                                     5,892,802
                                                                                         -----------
   MULTI-FAMILY -- 1.0%
         Post Properties, Inc.                                                  18,000       801,000
                                                                                         -----------
      TOTAL MULTI-FAMILY                                                                     801,000
                                                                                         -----------
   OFFICE PROPERTY -- 11.0%
         Allied Properties Real Estate Investment Trust CAD                     10,800       174,096
         Boston Properties, Inc.                                                18,500     1,725,124
         Brandywine Realty Trust                                                20,000       635,200
         CarrAmerica Realty Corp.                                               15,600       695,916
         Corporate Office Properties Trust                                       6,400       292,736
         Equity Office Properties Trust                                         34,400     1,155,152
         Government Properties Trust, Inc.                                      78,900       752,706
         Highwoods Properties, Inc.                                             17,500       590,275
         Kilroy Realty Corp.                                                     7,500       579,450
         Mack-Cali Realty Corp.                                                 21,400     1,027,200
         Trizec Properties, Inc.                                                55,100     1,417,723
                                                                                         -----------
      TOTAL OFFICE PROPERTY                                                                9,045,578
                                                                                         -----------
   OFFICE/INDUSTRIAL -- 0.7%
         Cresent Real Estate Equities Co.                                       26,300       554,141
                                                                                         -----------


      TOTAL OFFICE/INDUSTRIAL                                                                554,141
                                                                                         -----------
   REGIONAL MALLS -- 6.8%
         General Growth Properties, Inc.                                        20,000       977,400
         Pennsylvania Real Estate Investment Trust                               9,500       418,000
         Simon Property Group, Inc.                                             27,000     2,271,780
         Taubman Centers, Inc.                                                  33,800     1,408,446
         The Macerich Co.                                                        6,000       443,700
         The Mills Corp.                                                         1,700        47,600
                                                                                         -----------
      TOTAL REGIONAL MALLS                                                                 5,566,926
                                                                                         -----------
   RETAIL -- 2.7%
         Acadia Realty Trust                                                    22,900       539,295
         Ramco-Gershenson Properties Trust                                      30,800       932,316
         Urstadt Biddle Properties - Class A                                    39,200       705,600
                                                                                         -----------
      TOTAL RETAIL                                                                         2,177,211
                                                                                         -----------
   SHOPPING CENTERS -- 7.4%
         Developers Diversified Realty Corp.                                    20,000     1,095,000
         Federal Realty Investment Trust                                        10,500       789,600
         Kimco Realty Corp.                                                     17,000       690,880
         Kite Realty Group Trust                                                66,000     1,052,700
         Pan Pacific Retail Properties, Inc.                                     9,900       701,910
         Realty Income Corp.                                                     5,500       133,155
         Regency Centers Corp.                                                  11,000       739,090
         Tanger Factory Outlet Centers, Inc.                                    15,800       543,678
         Weingarten Realty Inc.                                                  6,600       268,950
                                                                                         -----------
      TOTAL SHOPPING CENTERS                                                               6,014,963
                                                                                         -----------
   STORAGE -- 1.8%
         Extra Space Storage, Inc.                                               6,600       113,454
         Public Storage, Inc.                                                   16,500     1,340,295
                                                                                         -----------
      TOTAL STORAGE                                                                        1,453,749
                                                                                         -----------
      TOTAL REAL ESTATE INVESTMENT TRUSTS
         (Cost $36,745,962)                                                               48,647,498
                                                                                         -----------
PREFERRED STOCK -- 7.5%
   APARTMENT -- 0.4%
         Apartment Investment & Management Co. - Series U
                                                                                14,300       356,928
                                                                                         -----------
      TOTAL APARTMENT                                                                        356,928
                                                                                         -----------
   DIVERSIFIED -- 0.9%
         Colonial Property Trust - Series D                                      7,600       197,600
         iStar Financial, Inc. - Series D                                        6,000       151,500
         iStar Financial, Inc. - Series G                                        3,500        87,955
         Vornado Realty Trust - Series H                                        12,900       319,791
                                                                                         -----------
      TOTAL DIVERSIFIED                                                                      756,846
                                                                                         -----------


   FINANCE & INSURANCE -- 0.6%
      FINANCIAL SERVICES -- 0.6%
         Annaly Mortgage Management - Series A                                  11,400       275,538
         MFA Mortgage Investment,  Inc. - Series A                               7,500       180,975
                                                                                         -----------
      TOTAL FINANCE & INSURANCE                                                              456,513
                                                                                         -----------
   HEALTHCARE -- 0.5%
         Health Care Property Investors, Inc. - Series F                         6,400       166,464
         Health Care REIT - Series F                                             9,200       234,600
                                                                                         -----------
     TOTAL HEALTHCARE                                                                        401,064
                                                                                         -----------
   HOTELS & MOTELS -- 0.6%
         Highland Hospitality Corp. - Series A                                  10,300       250,599
         Lasalle Hotel Properties                                                4,000        98,600
         Winston Hotels, Inc. - Series B                                         6,621       165,525
                                                                                         -----------
      TOTAL HOTELS & MOTELS                                                                  514,724
                                                                                         -----------
INDUSTRIAL -- 0.5%
         AMB Property Corp. - Series O                                           9,900       258,885
         PS Business Parks, Inc. - Series H                                      5,300       130,910
                                                                                         -----------
      TOTAL INDUSTRIAL                                                                       389,795
                                                                                         -----------
   OFFICE PROPERTY -- 1.5%
         Alexandria Real Estate - Series C                                       6,900       180,297
         Brandywine Realty Trust - Series C                                      6,400       161,536
         Cousins Properties, Inc. - Series A                                     7,800       199,212
         Kilroy Realty Corp. - Series E                                          3,500        89,425
         Kilroy Realty Corp. - Series F                                          6,000       149,220
         Maguire Properties, Inc. - Series A                                     8,800       220,968
         SL Green Realty Corp. - Series C                                        5,300       132,288
                                                                                         -----------
      TOTAL OFFICE PROPERTY                                                                1,132,946
                                                                                         -----------
   OFFICE/INDUSTRIAL -- 0.3%
         Crescent Real Estate Equity Co. - Series A                             11,100       239,538
                                                                                         -----------
      TOTAL OFFICE/INDUSTRIAL                                                                239,538
                                                                                         -----------
   REGIONAL MALLS -- 0.3%
         Taubman Centers, Inc. - Series A                                        5,932       148,953
         Taubman Centers, Inc. - Series G                                        3,700        94,794
                                                                                         -----------
      TOTAL REGIONAL MALLS                                                                   243,747
                                                                                         -----------
   RESTAURANTS -- 0.4%
         Trustreet Properties, Inc. - Series A                                  15,100       333,710
                                                                                         -----------
      TOTAL RESTAURANTS                                                                      333,710
                                                                                         -----------
   SHOPPING CENTERS -- 1.2%
         Pennsylvania Real Estate Investment Trust - Series A                    3,900       220,155


         Regency Centers Corp. - Series E                                       15,100       375,235
         Saul Centers, Inc. - Series A                                           6,700       176,210
         Tanger Factory Outlet Centers, Inc. - Series C                          8,900       223,123
                                                                                         -----------
      TOTAL SHOPPING CENTERS                                                                 994,723
                                                                                         -----------
   STORAGE -- 0.3%
         Public Storage, Inc. - Series A                                         9,700       263,840
                                                                                         -----------
      TOTAL STORAGE                                                                          263,840
                                                                                         -----------
      TOTAL PREFERRED STOCK
         (Cost $6,068,072)                                                                 6,084,374
                                                                                         -----------
EXCHANGE TRADED FUNDS -- 25.5%
         iShares Cohen & Steers Realty Majors Index Fund                       239,075    20,536,543
         iShares Dow Jones U.S. Real Estate Index Fund                           3,800       279,300
                                                                                         -----------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $15,740,199)                                                               20,815,843
                                                                                         -----------
SHORT-TERM INVESTMENTS -- 2.2%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series   896.779       896,779
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series   896,778       896,778
                                                                                         -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,793,557)                                                                 1,793,557
                                                                                         -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $63,429,734)+                                                                   $81,565,628
                                                                                         ===========

----------
*    Non-Income producing security

+ The cost for Federal income tax purposes was $63,520,848. At March 31, 2006 net unrealized appreciation was $18,044,780. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $18,188,033, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $73,253.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund INVESTMENTS / MARCH 31, 2006 (UNAUDITED)
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCK -- 92.7%
   AEROSPACE & DEFENSE -- 1.4%
         AAR Corp.*                                            792   $    22,556
         Armor Holdings, Inc.*                                 724        42,202
         Curtiss Wright Corp.                                3,315       219,454
         DRS Technologies, Inc.                              3,700       203,019
         EDO Corp.                                             437        13,481
         Esterline Technologies Corp.*                         601        25,693
         Gencorp, Inc.                                       1,302        26,756
         Kaman Corp. - Class A                                 581        14,618
         Moog, Inc. - Class A*                               2,607        92,522
         Teledyne Technologies, Inc.*                          798        28,409
         Triumph Group, Inc.*                                  349        15,447
         United Industrial Corp.*                            1,210        73,725
                                                                     -----------
      TOTAL AEROSPACE & DEFENSE                                          777,882
                                                                     -----------
   COMMUNICATION & BROADCASTING -- 0.5%
         4Kids Entertainment, Inc.*                            334         5,741
         General Communication, Inc. - Class A*              1,266        15,306
         Hearst-Argyle Television, Inc.                      6,600       154,177
         j2 Global Communications, Inc.*                     1,880        88,360
         Live Nation Inc.*                                   1,610        31,942
                                                                     -----------
      TOTAL COMMUNICATION & BROADCASTING                                 295,526
                                                                     -----------
   COMPUTER SERVICES -- 3.1%
         Agilysys, Inc.                                        626         9,428
         Altiris, Inc.*                                        585        12,876
         ANSYS, Inc.*                                          738        39,963
         Black Box Corp.                                     3,699       177,737
         CACI International, Inc. - Class A*                   696        45,762
         Carreker Corp.*                                       680         4,372
         Catapult Communications Corp.*                        319         4,243
         CIBER, Inc.*                                        1,361         8,683
         DIGI International, Inc.*                             538         6,278
         Dot Hill Systems Corp.*                            18,000       127,800
         Epicor Software Corp.*                              1,301        17,472
         FactSet Research Systems, Inc.                        859        38,097
         Foundry Networks, Inc.*                             8,700       157,992
         Infospace Inc.*                                       641        17,916
         Manhattan Associates, Inc.*                           658        14,476
         MICROS Systems, Inc.*                               3,430       158,020
         NETGEAR, Inc.*                                     10,212       194,130
         Phoenix Technologies Ltd.*                            395         2,678
         Polycom, Inc.*                                      5,500       119,240
         Radiant Systems, Inc.*                                712         9,626
         Radisys Corp.*                                        488         9,687
         Sybase, Inc.*                                      15,700       331,584
         TALX Corp.                                          3,045        86,722
         Transaction Systems Architects, Inc.*               3,640       113,604
                                                                     -----------
      TOTAL COMPUTER SERVICES                                          1,708,386
                                                                     -----------
   COMPUTER SERVICES & SOFTWARE -- 0.2%
         RealNetworks, Inc.*                                 7,850        64,763

         Witness Systems, Inc.*                              2,250        57,150
                                                                     -----------
      TOTAL COMPUTER SERVICES & SOFTWARE                                 121,913
                                                                     -----------
   CONSUMER DISCRETIONARY -- 0.5%
      CASINO & GAMING -- 0.2%
         Mikohn Gaming Corp.*                               11,500       110,055
                                                                     -----------
                                                                         110,055
                                                                     -----------
      DISTRIBUTORS -- 0.0%
         Lkq Corp.*                                          1,037        21,580
                                                                     -----------
                                                                          21,580
                                                                     -----------
      HOMEBUILDING -- 0.2%
         Meritage Homes Corp.*                                 559        30,723
         Standard Pacific Corp.                              1,601        53,826
                                                                     -----------
                                                                          84,549
                                                                     -----------
      LEISURE PRODUCTS -- 0.0%
         MarineMax, Inc.*                                      337       11,296
                                                                     -----------
                                                                          11,296
                                                                     -----------
      SPECIALTY RETAIL -- 0.1%
         Escala Group, Inc.*                                 1,880        49,237
                                                                     -----------
                                                                          49,237
                                                                     -----------
      TOTAL CONSUMER DISCRETIONARY                                       276,717
                                                                     -----------
   CONSUMER PRODUCTS -- 0.6%
         Chattem, Inc.*                                      3,190       120,103
         CNS Inc.                                              326         7,022
         Fossil, Inc.*                                       1,308        24,303
         Herbalife, Ltd.*                                    3,340       112,791
         National Presto Industries, Inc.                      119         5,851
         Nature's Sunshine Products, Inc.                      334         4,175
         NBTY, Inc.*                                         1,457        32,812
         Playtex Products, Inc.**                            1,470        15,391
         Russ Berrie & Co., Inc.                               453         6,886
         Spectrum Brands, Inc.*                                957        20,786
         WD-40 Co.                                             361        11,137
                                                                     -----------
      TOTAL CONSUMER PRODUCTS                                            361,257
                                                                     -----------
   CONSUMER STAPLES -- 0.1%
      FOOD PRODUCTS -- 0.1%
         Hansen Natural Corp.*                                 294        37,059
                                                                     -----------
                                                                          37,059
                                                                     -----------
      TOTAL CONSUMER STAPLES                                              37,059
                                                                     -----------

   ELECTRIC, GAS, WATER, & UTILITIES -- 2.0%
         ALLETE, Inc.                                          712        33,179
         Amcol International Corp.                             640        18,432
         American States Water Co.                             394        14,720
         Atmos Energy Corp.                                  1,865        49,105
         Avista Corp.                                        1,050        21,683
         Cascade Natural Gas Corp.                             181         3,566
         Central Vermont Public Service Corp.                  314         6,660
         CH Energy Group, Inc.                                 346        16,608
         Cleco Corp.                                         1,207        26,952
         El Paso Electric Co.*                               1,032        19,649
         Green Mountain Power Corp.                            144         4,160
         Hawaiian Electric Industries, Inc.                  5,500       149,215
         Headwaters, Inc.*                                   2,049        81,530
         Massey Energy Co.                                   1,811        65,323
         MGE Energy, Inc.                                   11,500       381,570
         New Jersey Resources Corp.                            606        27,422
         Northwest Natural Gas Co.                             598        21,223
         Piedmont Natural Gas Co.                            1,773        42,534
         Southwest Gas Corp.                                   902        25,211
         The Laclede Group, Inc.                               457        15,730
         UGI Corp.                                           2,447        51,558
         UIL Holdings Corp.                                    318        16,647
         Unisource Energy Corp.                                845        25,773
                                                                     -----------
      TOTAL ELECTRIC, GAS, WATER, & UTILITIES                          1,118,450
                                                                     -----------
   ENERGY -- 0.3%
      OIL & GAS EQUIPMENT/SERVICES -- 0.3%
         Western Refining, Inc.*                             9,020       195,012
                                                                     -----------
                                                                         195,012
                                                                     -----------
      TOTAL ENERGY                                                       195,012
                                                                     -----------
   ENTERTAINMENT & LEISURE -- 0.4%
         Bally Total Fitness Holding Corp.*                    769         7,206
         Monarch Casino And Resort, Inc*                     4,060       115,263
         Multimedia Games, Inc.*                               710        10,565
         Pinnacle Entertainment, Inc.*                       1,072        30,198
         Playboy Enterprises, Inc. Cl-B*                     3,290        46,718
         Speedway Motorsports, Inc.*                           740        28,275
                                                                     -----------
      TOTAL ENTERTAINMENT & LEISURE                                      238,225
                                                                     -----------
   FARMING & AGRICULTURE -- 0.0%
         Delta & Pine Land Co.                                 843        25,425
                                                                     -----------
      TOTAL FARMING & AGRICULTURE                                         25,425
                                                                     -----------
   FINANCE & INSURANCE -- 10.7%
      FINANCIAL SERVICES -- 1.6%
         Compucredit Corp.*                                  2,220        81,718
         Dollar Financial Corp.*                               600        10,668
         Euronet Worldwide, Inc.*                            3,150       119,165
         Financial Federal Corp.                               571        16,730
         MoneyGram International, Inc.                       1,980        60,826
         National Financial Partners Corp.                   3,030       171,256
         Piper Jaffray Cos., Inc.*                           2,693       148,115
         Portfolio Recovery Associates, Inc.*                2,246       105,180
         Raymond James Financial, Inc.                       5,550       164,058
         Sterling Financial Corp.*                             747        21,663

         SWS Group, Inc.                                       303         7,923
         World Acceptance Corp.*                               410        11,234
                                                                     -----------
                                                                         918,536
                                                                     -----------
      INSURANCE - PROPERTY/CASUALTY -- 1.9%
         Affirmative Insurance Holdings, Inc.                5,200        68,692
         Infinity Property & Casual Corp.                      464        19,367
         LandAmerica Financial Group, Inc.                     443        30,058
         Philadelphia Consolidated Holding Corp.*            4,213       143,832
         ProAssurance Corp.*                                 4,183       217,516
         RLI Corp.                                             552        31,630
         SCPIE Holdings, Inc.*                                 224         5,488
         Selective Insurance Group, Inc.                     8,852       469,157
         Stewart Information Services Corp.                    414        19,491
         Zenith National Insurance Corp.                       849        40,862
                                                                     -----------
                                                                       1,046,093
                                                                     -----------
      INSURANCE CARRIERS -- 0.4%
         Delphi Financial Group, Inc. - Class A                691        35,676
         Hilb, Rogal & Hamilton Co.                            860        35,449
         Presidential Life Corp.                               639        16,237
         UICI                                                  916        33,883
         United Fire & Casualty Co.                          2,861        94,127
                                                                     -----------
                                                                         215,372
                                                                     -----------
      SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS
         -- 2.6%
         Anchor Bancorp Wisconsin, Inc.                        504        15,276
         BankAtlantic Bancorp, Inc. - Class A                1,301        18,721
         BankUnited Financial Corp. - Class A                3,254        87,988
         Boston Private Financial Holdings, Inc.             2,534        85,624
         Brookline Bancorp, Inc.                             1,466        22,708
         Central Pacific Financial Corp.                       672        24,676
         Chittenden Corp.                                    1,105        32,012
         Community Bank Systems, Inc.                          670        14,961
         Dime Community Bancshares                             812        11,668
         Downey Financial Corp.                                541        36,409
         Fidelity Bankshares, Inc.                             498        16,748
         First Midwest Bancorp, Inc.                         1,172        42,860
         FirstFed Financial Corp.*                             359        21,472
         Flagstar Bancorp, Inc.                              1,065        16,082
         Franklin Bank Corp.*                                  539        10,365
         Fremont General Corp.                               1,679        36,199
         Glacier Bancorp, Inc.                                 687        21,331
         Gold Banc Corp., Inc.                                 876        16,048
         Harbor Florida Bancshares, Inc.*                      460        17,420
         iPayment Holdings, Inc.*                              300        12,855
         Irwin Financial Corp.                                 620        11,985
         MAF Bancorp, Inc.                                     730        31,952
         Nara Bancorp, Inc.                                    440         7,722
         PrivateBancorp, Inc.                                  445        18,463
         Prosperity Bancshares, Inc.                           476        14,380
         Republic Bancorp, Inc.                             15,603       187,860
         Sterling Bancshares, Inc.                             983        17,743
         Washington Federal, Inc.                           12,000       290,400
         Webster Financial Corp.                             5,000       242,300
         Whitney Holdings Corp.                              1,464        51,913
         Wintrust Financial Corp.                              526        30,597
                                                                     -----------
                                                                       1,466,738
                                                                     -----------
      SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES
         -- 0.6%

         Investment Technology Group, Inc.*                    986        49,103
         Knight Capital Group, Inc. - Class A*               7,360       102,525
         Labranche & Co., Inc.                               1,416        22,387
         Waddell & Reed Financial, Inc. - Class A            7,300       168,630
                                                                     -----------
                                                                         342,645
                                                                     -----------
   STATE & NATIONAL BANKS -- 3.6%
         Astoria Financial Corp.                            13,200       408,672
         East West Bancorp, Inc.                             1,423        54,857
         First Bancorp                                       1,762        21,778
         First Commonwealth*                                 1,740        25,508
         First Republic Bank                                   534        20,196
         Hanmi Financial Corp.*                                914        16,507
         PFF Bancorp, Inc.                                  10,300       347,213
         Provident Bankshares Corp.                            722        26,317
         Susquehanna Bancshares, Inc.                        1,130        29,120
         The Colonial BancGroup, Inc.                       16,000       400,000
         The South Financial Group, Inc.                     8,762       229,126
         TrustCo Bank Corp. NY                               1,616        19,667
         UCBH Holdings, Inc.                                 2,153        40,735
         Umpqua Holdings Corp.                               1,073        30,581
         United Bankshares, Inc.                               939        35,936
         Western Alliance Bancorp*                           5,000       185,750
         Wilshire Bancorp, Inc.                              3,320        61,719
                                                                     -----------
                                                                       1,953,682
                                                                     -----------
      TOTAL FINANCE & INSURANCE                                        5,943,066
                                                                     -----------
   HEALTHCARE -- 2.6%
      HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
         Cutera, Inc.*                                       2,820        76,478
         Hologic, Inc.*                                      1,079        59,723
         Laserscope*                                           400         9,460
                                                                     -----------
                                                                         145,661
                                                                     -----------
      HEALTH CARE PROVIDERS & SERVICE -- 0.3%
         Matria Healthcare, Inc*                               500        18,980
         Option Care, Inc.                                   6,985        98,768
         PetMed Express, Inc.*                               3,690        65,571
         Quality Systems, Inc.*                                352        11,651
                                                                     -----------
                                                                         194,970
                                                                     -----------
      HEALTHCARE -- 0.4%
         Amedisys, Inc.*                                       366        12,719
         Genesis Healthcare Corp.*                             435        19,114
         Gentiva Health Services, Inc.*                        525         9,560
         LCA-Vision, Inc.                                    3,610       180,896
                                                                     -----------
                                                                         222,289
                                                                     -----------
      HEALTHCARE - DISTRIBUTORS -- 0.1%
         Matrixx Initiatives, Inc.*                          1,980        46,134
                                                                     -----------
                                                                          46,134
                                                                     -----------
      HEALTHCARE - SERVICES -- 0.2%

         Healthways, Inc.*                                     781        39,784
         Medarex, Inc.*                                      6,380        84,344
                                                                     -----------
                                                                         124,128
                                                                     -----------
      HEALTHCARE - SUPPLIES -- 0.1%
         Myogen Inc.*                                        1,810        65,576
                                                                     -----------
                                                                          65,576
                                                                     -----------
      MANAGED HEALTH CARE -- 0.2%
         Sierra Health Services, Inc.*                       3,234       131,624
                                                                     -----------
                                                                         131,624
                                                                     -----------
      PHARMACEUTICALS -- 1.0%
         Adams Respiratory Therapeutics*                     4,100       163,056
         Amylin Pharmaceuticals, Inc.*                       2,180       106,711
         ICOS Corp.                                          2,430        53,582
         K-V Pharmaceutical Company - Class A*               4,780       115,294
         Long's Drug Stores Corp.                              749        34,664
         ViroPharma, Inc.*                                   5,925        75,248
                                                                     -----------
                                                                         548,555
                                                                     -----------
      TOTAL HEALTHCARE                                                 1,478,937
                                                                     -----------
   HOTELS & MOTELS -- 0.1%
         Aztar Corp.*                                          848        35,608
         The Marcus Corp.                                      657        13,107
                                                                     -----------
      TOTAL HOTELS & MOTELS                                               48,715
                                                                     -----------
   INDUSTRIALS -- 0.1%
      TRUCKING -- 0.1%
         Celadon Group, Inc.*                                2,055        44,984
                                                                     -----------
                                                                          44,984
                                                                     -----------
      TOTAL INDUSTRIALS                                                   44,984
                                                                     -----------
   INFORMATION TECHNOLOGY -- 2.6%
      APPLICATION SOFTWARE -- 0.8%
         American Reprographics Co.*                         2,500        86,725
         EPIQ Systems, Inc.*                                   460         8,740
         MapInfo Corp.*                                        343         4,809
         MRO Software, Inc.*                                   545         8,698
         Napster, Inc.*                                        981         3,316
         Open Solutions, Inc.*                                 454        12,399
         PAR Technology Corp.*                               4,650        82,491
         Progress Software Co.*                              6,416       186,640
                                                                     -----------
                                                                         393,818
                                                                     -----------
      COMPUTER HARDWARE -- 0.2%
         Rackable Systems, Inc.*                             1,830        96,716
                                                                     -----------
                                                                          96,716
                                                                     -----------

      COMPUTERS & PERIPHERALS -- 0.2%
         Adaptec, Inc.*                                      2,417        13,366
         Advanced Digital Information Corp.*                11,690       102,638
                                                                     -----------
                                                                         116,004
                                                                     -----------
      ELECTRONIC EQUIPMENT & INSTRUCTION -- 0.2%
         CalAmp Corp.*                                       6,360        74,666
         LoJack Corp.*                                       2,300        55,154
                                                                     -----------
                                                                         129,820
                                                                     -----------
      HOME ENTERTAINMENT SOFTWARE -- 0.1%
         Take-Two Interactive Software, Inc.*                1,635        30,509
         THQ, Inc.*                                          1,455        37,670
                                                                     -----------
                                                                          68,179
                                                                     -----------
      INTERNET SOFTWARE & SERVICES -- 0.2%
         Cryptologic, Inc.                                   4,650       119,924
                                                                     -----------
                                                                         119,924
                                                                     -----------
      IT CONSULTING & SERVICES -- 0.0%
         Insight Enterprises, Inc.*                          1,062        23,375
                                                                     -----------
                                                                          23,375
                                                                     -----------
      SERVICES - DATA PROCESSING -- 0.1%
         Bottomline Technologies, Inc.*                      3,020        41,465
         Kronos, Inc.*                                         727        27,183
                                                                     -----------
                                                                          68,648
                                                                     -----------
      SOFTWARE -- 0.3%
         Parametric Technology Corp.*                       10,576       172,705
                                                                     -----------
                                                                         172,705
                                                                     -----------
      SYSTEMS SOFTWARE -- 0.5%
         Avid Technology, Inc.*                                983        42,721
         Hyperion Solutions Corp.*                           1,354        44,140
         JDA Software Group, Inc.*                             636         9,184
         Lawson Software, Inc.*                             17,150       131,541
         Per-Se Technologies, Inc.*                            812        21,648
         SPSS, Inc.*                                           386        12,221
                                                                     -----------
                                                                         261,455
                                                                     -----------
      TOTAL INFORMATION TECHNOLOGY                                     1,450,644
                                                                     -----------
   MACHINERY & EQUIPMENT -- 0.2%
         Asyst Technologies, Inc.*                          11,000       114,510
                                                                     -----------

      TOTAL MACHINERY & EQUIPMENT                                        114,510
                                                                     -----------
   MANUFACTURING -- 35.2%
      APPAREL -- 3.2%
         Ashworth, Inc.*                                       339         3,366
         Carter's, Inc.*                                     2,300       155,227
         Columbia Sportswear Co.*                            2,500       133,325
         Guess, Inc.*                                        3,630       141,969
         Jos. A. Bank Clothiers, Inc.*                       3,492       167,441
         Kellwood Co.                                          601        18,865
         Oxford Industries, Inc.                             6,064       310,051
         Phillips-Van Heusen Corp.                           6,532       249,588
         Quicksilver, Inc.*                                  2,638        36,563
         Russell Corp.                                         711         9,812
         Skechers U.S.A., Inc. - Class A*                    7,150       178,250
         The Gymboree Corp.*                                 4,833       125,851
         The Timberland Co. - Class A*                       3,900       133,497
         The Warnaco Group, Inc.*                            4,850       116,400
                                                                     -----------
                                                                       1,780,205
                                                                     -----------
      ATHLETIC EQUIPMENT -- 0.1%
         Callaway Golf Co.                                   3,200        55,040
         K2, Inc.*                                           1,085        13,617
                                                                     -----------
                                                                          68,657
                                                                     -----------
      AUTO PARTS & EQUIPMENT -- 0.0%
         Midas, Inc.*                                          389         8,507
         Standard Motor Products, Inc.                         321         2,850
         Superior Industries International, Inc.               535        10,358
                                                                     -----------
                                                                          21,715
                                                                     -----------
      BIOTECHNOLOGY -- 0.1%
         Arqule, Inc.*                                         956         5,487
         Cambrex Corp.                                         574        11,216
         Cryolife, Inc.*                                       576         2,534
         Enzo Biochem, Inc.*                                   703         9,491
                                                                     -----------
                                                                          28,728
                                                                     -----------
      BUILDING - RESIDENTIAL/COMMERCIAL -- 0.2%
         Levitt Corp. - Class A                              4,100        90,364
         M/I Homes, Inc.                                       304        14,288
         Winnebago Industries, Inc.                            735        22,300
                                                                     -----------
                                                                         126,952
                                                                     -----------
      BUILDING MATERIALS & COMPONENTS -- 3.4%
         American Woodmark Corp.                             6,000       213,000
         Apogee Enterprises, Inc.                              593        10,010
         Drew Industries, Inc.*                                339        12,051
         Eagle Materials, Inc.                               9,220       587,866
         ElkCorp.                                              436        14,715
         Lennox International, Inc.                         12,380       369,666
         Modine Manufacturing Co.                            3,700       109,150
         NCI Building Systems, Inc.*                           471        28,152
         Simpson Manufacturing Company, Inc.                 3,544       153,455
         Texas Industries, Inc.                                530        32,060
         The Genlyte Group, Inc.*                            4,470       304,586

         Universal Forest Products, Inc.                       393        24,952
         Williams Scotsman International, Inc.*              4,750       118,988
                                                                     -----------
                                                                       1,978,651
                                                                     -----------
      CHEMICAL & ALLIED PRODUCTS -- 2.0%
         Albemarle Corp.                                     5,000       226,750
         Arch Chemicals, Inc.                                  512        15,565
         Ferro Corp.                                         7,400       148,000
         Fuller, (H.B.) Co.                                    691        35,476
         Georgia Gulf Corp.                                  5,878       152,769
         MacDermid, Inc.                                       660        21,219
         OM Group, Inc.*                                       617        14,191
         Omnova Solutions, Inc.*                             1,067         6,530
         Parlux Fragrances, Inc.*                            3,760       121,260
         Penford Corp.                                         211         3,393
         PolyOne Corp.*                                      1,994        18,584
         Quaker Chemical Corp.                                 149         3,241
         Schulman (A.), Inc.                                 6,865       169,909
         Talbots, Inc.                                       5,800       155,846
         Wellman, Inc.                                         695         4,420
                                                                     -----------
                                                                       1,097,153
                                                                     -----------
      COMPUTERS & OFFICE EQUIPMENT -- 1.0%
         Global Imaging Systems, Inc.*                         504        19,142
         Herman Miller, Inc.                                 4,000       129,640
         Hutchinson Technology, Inc.*                          572        17,257
         Komag, Inc.*                                          689        32,796
         Mercury Computer Systems, Inc.*                       463         7,501
         MTS Systems Corp.                                     445        18,614
         Palm, Inc.*                                         8,390       194,312
         Park Electrochemical Corp.                            483        14,249
         Trident Microsystems, Inc.*                         4,300       124,958
                                                                     -----------
                                                                         558,469
                                                                     -----------
      CONTAINERS & PACKAGING -- 0.1%
         AptarGroup, Inc.                                      828        45,747
         Chesapeake Corp.                                      425         5,899
                                                                     -----------
                                                                          51,646
                                                                     -----------
      DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.1%
         Ceradyne, Inc.*                                       610        30,439
         Clarcor, Inc.                                       1,197        42,613
                                                                     -----------
                                                                          73,052
                                                                     -----------
      DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.1%
         Actuant Corp. - Class A*                            1,660       101,625
         Acuity Brands, Inc.                                 1,039        41,560
         Barnes Group, Inc.                                    509        20,615
         EnPro Industries, Inc.*                               487        16,704
         Griffon Corp.*                                      2,642        65,627
         Jacuzzi Brands, Inc.*                              19,500       191,685
         Lydall, Inc.*                                         439         4,236
         Smith, (A.O.) Corp.                                   488        25,766
         Standex International Corp.                           268         8,485
         Tredegar Industries Corp.                             839        13,348
         Walter Industries, Inc.*                            1,880       125,246
                                                                     -----------

                                                                         614,897
                                                                     -----------
      ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
         Aeroflex, Inc.*                                     1,620        22,243
         Anixter International, Inc.*                          815        38,941
         Artesyn Technologies, Inc.*                           856         9,373
         Baldor Electric Co.                                   720        24,386
         Bel Fuse, Inc. - Class B                              278         9,738
         Belden CDT, Inc.                                    1,022        27,829
         Benchmark Electronics, Inc.*                          981        37,621
         Coherent, Inc.*                                       751        26,368
         Cohu, Inc.                                         11,471       243,415
         CTS Corp.                                             787        10,530
         Cubic Corp.                                           579        13,861
         Cymer, Inc.*                                        2,678       121,688
         Daktronics, Inc.                                      414        15,111
         Dionex Corp.*                                         455        27,973
         Electro Scientific Industries, Inc.*                5,116       113,217
         Fargo Electronics, Inc.*                            1,140        19,277
         Kopin Corp.*                                        1,526         7,645
         Lamson & Sessions Co.*                              3,330        92,674
         Littelfuse, Inc.*                                     484        16,519
         Magnetek, Inc.*                                       352         1,397
         Methode Electronics, Inc. - Class A                   887         9,659
         Photronics, Inc.*                                   8,386       157,321
         Planar Systems, Inc.*                                 418         7,073
         RF Micro Devices, Inc.*                            12,720       110,028
         Rofin-Sinar Technologies, Inc.*                     2,600       140,738
         Rogers Corp.*                                         364        19,831
         SBS Technologies, Inc.*                               416         6,739
         Symbol Technologies, Inc.                           1,000        10,580
         Technitrol, Inc.                                      886        21,246
         Universal Electronics, Inc.*                        3,500        61,950
         Veeco Instruments, Inc.*                            2,631        61,434
                                                                     -----------
                                                                       1,486,405
                                                                     -----------
      ELECTRONIC INSTRUMENTS -- 1.1%
         FEI Co.*                                              724        14,371
         FLIR Systems, Inc.*                                 1,586        45,058
         Itron, Inc.*                                        5,117       306,252
         Keithley Instruments, Inc.                            272         4,178
         Photon Dynamics, Inc.*                              8,307       155,756
         Trimble Navigation, Ltd.*                           1,273        57,349
         Watts Water Technologies, Inc. - Class A              703        25,547
         Woodward Governor Co.                                 744        24,738
         X-Rite, Inc.                                          522         6,932
                                                                     -----------
                                                                         640,181
                                                                     -----------
      ENGINES & TURBINES -- 0.1%
         Briggs & Stratton Corp.                             1,189        42,055
                                                                     -----------
                                                                          42,055
                                                                     -----------
      FARM MACHINERY -- 0.0%
         Lindsay Manufacturing Co.                             203         5,499
                                                                     -----------
                                                                           5,499
                                                                     -----------
      FOOD & BEVERAGE -- 0.8%
         American Italian Pasta Co.                            392         2,454

         Corn Products International, Inc.                   1,693        50,062
         Flowers Foods, Inc.                                 1,273        37,808
         Hain Celestial Group, Inc.*                           796        20,847
         J&J Snack Foods Corp.                               4,990       167,614
         Lance, Inc.                                           646        14,535
         Peet's Coffee & Tea, Inc.*                            293         8,790
         Ralcorp Holdings, Inc.*                               704        26,787
         Sanderson Farms, Inc.                                 353         7,907
         The Boston Beer Co., Inc. - Class A*                3,700        96,237
         Treehouse Foods, Inc.*                                670        17,789
                                                                     -----------
                                                                         450,830
                                                                     -----------
      FOOTWEAR -- 0.1%
         K-Swiss, Inc. - Class A                               677        20,405
         Wolverine World Wide, Inc.                          1,245        27,552
                                                                     -----------
                                                                          47,957
                                                                     -----------
      FURNITURE -- 2.2%
         Bassett Furniture Industries, Inc.                    183         3,651
         Ethan Allen Interiors, Inc.                         5,576       234,304
         HNI Corp.                                           2,000       118,000
         Knoll, Inc.                                        27,000       575,639
         La-Z-Boy Chair Co.                                  1,135        19,295
         Steelcase, Inc.                                    17,000       306,000
                                                                     -----------
                                                                       1,256,889
                                                                     -----------
      GAMES & TOYS -- 0.3%
         RC2 Corp.*                                          3,900       155,259
                                                                     -----------
                                                                         155,259
                                                                     -----------
      GENERAL CONSTRUCTION - SINGLE HOMES -- 0.2%
         NVR, Inc.*                                            124        91,630
         Skyline Corp.                                         149         6,166
                                                                     -----------
                                                                          97,796
                                                                     -----------
      HOUSEHOLD APPLIANCES -- 0.0%
         Sonic Solutions*                                      575        10,413
                                                                     -----------
                                                                          10,413
                                                                     -----------
      HOUSEWARES -- 0.0%
         Libbey, Inc.                                          303         2,145
                                                                     -----------
                                                                           2,145
                                                                     -----------
      INDUSTRIAL MACHINERY -- 0.1%
         Applied Industrial Technologies, Inc.                 647        28,856
                                                                     -----------
                                                                          28,856
                                                                     -----------
      LUMBER & WOOD PRODUCTS -- 0.0%
         Deltic Timber Corp.                                   267        16,180
                                                                     -----------

                                                                          16,180
                                                                     -----------
      MACHINERY & HEAVY EQUIPMENT -- 1.1%
         Astec Industries, Inc.*                               485        17,412
         Columbus McKinnon Corp.*                            9,340       251,526
         Freightcar America, Inc.*                             800        50,880
         JLG Industries, Inc.                                6,510       200,443
         Westinghouse Air Brake Co.*                         3,600       117,360
                                                                     -----------
                                                                         637,621
                                                                     -----------
      MANUFACTURED HOMES -- 0.0%
         Champion Enterprises, Inc.*                         1,751        26,195
                                                                     -----------
                                                                          26,195
                                                                     -----------
      MEDICAL & DENTAL SUPPLIES -- 0.1%
         Merit Medical Systems, Inc.*                          575         6,906
         Sybron Dental Specialties, Inc.*                      917        37,817
                                                                     -----------
                                                                          44,723
                                                                     -----------
      MEDICAL EQUIPMENT & SUPPLIES -- 0.6%
         Diagnostic Products Corp.                             636        30,293
         Intuitive Surgical, Inc.*                             490        57,820
         ResMed, Inc.*                                       1,758        77,317
         Respironics, Inc.*                                  4,388       170,737
                                                                     -----------
                                                                         336,167
                                                                     -----------
      MEDICAL PRODUCTS -- 1.8%
         American Medical Systems Holdings, Inc.*            1,603        36,068
         Biolase Technology Corp.                              402         3,839
         Bradley Pharmamaceutical, Inc.*                       400         5,948
         Circor International, Inc.                          5,700       166,440
         Cyberonics, Inc.*                                     521        13,426
         DJ Orthopedics, Inc.*                               3,880       154,269
         Haemonetics Corp.*                                    611        31,020
         ICU Medical, Inc.*                                    296        10,712
         Immucor, Inc.*                                      1,079        30,957
         Integra LifeSciences Holdings*                      3,185       130,521
         Invacare Corp.                                        684        21,245
         Kensey Nash Corp.*                                    250         7,150
         Mentor Corp.                                          880        39,873
         Mueller Industries, Inc.                            6,272       223,848
         Osteotech, Inc.*                                      363         1,590
         PolyMedica Corp.                                      599        25,374
         Possis Medical, Inc.*                                 258         2,621
         The Cooper Companies, Inc.                          1,041        56,245
         Theragenics Corp.*                                    937         2,961
         Viasys Healthcare, Inc.*                              680        20,454
         Vital Signs, Inc.                                     244        13,403
                                                                     -----------
                                                                         997,964
                                                                     -----------
      METAL FABRICATION -- 0.2%
         Commercial Metals Co.                               1,400        74,886
         Kaydon Corp.                                          613        24,741
         Wolverine Tube, Inc.*                                 199           800
                                                                     -----------
                                                                         100,427
                                                                     -----------

      METAL PRODUCTS -- 1.8%
            Brush Engineered Materials, Inc.*                  467         9,223
            Carpenter Technology Corp.                       2,924       276,376
            Castle (A.M.) & Co.*                               410        12,095
            Chaparral Steel Co.*                               542        35,187
            Material Sciences Corp.*                           229         2,766
            Quanex Corp.                                     6,482       431,895
            Reliance Steel & Aluminum Co.                    1,910       179,387
            RTI International Metals, Inc.*                    524        28,741
            Ryerson Tull, Inc.                                 614        16,431
            Steel Technologies, Inc.                           283         6,877
                                                                     -----------
                                                                         998,978
                                                                     -----------
      MISC. ELECTRICAL MACHINERY, EQUIPMENT, &
         SUPPLIES -- 0.6%
            Regal-Beloit Corp.                               7,328       309,754
                                                                     -----------
                                                                         309,754
                                                                     -----------
      MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
            Cascade Corp.                                    2,400       126,840
            Cognex Corp.                                     1,092        32,367
            Gardner Denver, Inc.*                            3,594       234,329
            Kennametal, Inc.                                 1,600        97,824
            Robbins & Myers, Inc.                              360         7,776
            Stewart & Stevenson Services, Inc.                 708        25,828
            The Manitowoc Co., Inc.                            699        63,714
                                                                     -----------
                                                                         588,678
                                                                     -----------
      MISC. MANUFACTURING INDUSTRIES -- 2.2%
            Advanced Energy Industries*                      3,243        45,824
            Albany International Corp.                       3,465       131,982
            Aleris International, Inc.*                      1,756        84,411
            Applied Films Corp.*                             7,100       137,953
            Brady Corp. - Class A                            1,137        42,592
            C & D Technologies, Inc.                           556         5,137
            Checkpoint System, Inc.*                           819        22,015
            DSP Group, Inc.*                                 5,809       168,519
            Gerber Scientific, Inc.*                           540         5,584
            IDEX Corp.*                                      1,233        64,326
            Myers Industries, Inc.                             750        11,993
            Oshkosh Truck Corp.                              1,758       109,418
            Paxar Corp.*                                       865        16,928
            Prestige Brands Holdings, Inc.*                 21,500       261,655
            Sturm, Ruger & Co., Inc.                           703         5,610
            The Toro Co.                                     1,000        47,750
            Valmont Industries, Inc.                           521        21,903
            Vicor Corp.                                        723        14,265
            Wabash National Corp.                              662        13,075
            Wilson Greatbatch Technologies, Inc.*              466        10,210
            WMS Industries, Inc.*                              665        20,017
                                                                     -----------
                                                                       1,241,167
                                                                     -----------
      PAPER PRODUCTS -- 0.4%
            Buckeye Technologies, Inc.*                        813         7,358
            Caraustar Industries, Inc.*                        692         7,121
            Glatfelter                                       9,000       164,970
            Neenah Paper, Inc.                                 330        10,808
            Pope & Talbot, Inc.                                407         2,768

            Rock Tenn Co. - Class A                            778        11,662
            Schweitzer-Mauduit International, Inc.             325         7,800
            Wausau-Mosinee Paper Corp.                       1,123        15,913
                                                                     -----------
                                                                         228,400
                                                                     -----------
      PHARMACEUTICAL PREPARATIONS -- 0.8%
            Alpharma, Inc. - Class A                         1,143        30,655
            Bio-Rad Laboratories, Inc. - Class A*              570        35,540
            Connective Corp.*                                  775        13,121
            MGI Pharma, Inc.*                                1,735        30,363
            Noven Pharmaceuticals, Inc.*                       514         9,257
            Perrigo Co.                                      8,300       135,373
            Regeneron Pharmaceuticals, Inc.*                 1,216        20,222
            Savient Pharmaceuticals, Inc.*                   1,211         6,455
            United Therapeutics Corp.*                       2,030       134,548
            USANA Health Sciences, Inc.*                       222         9,262
                                                                     -----------
                                                                         424,796
                                                                     -----------
      PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.9%
            Analogic Corp.                                     300        19,860
            ArthroCare Corp.*                                  578        27,640
            Biosite Diagnostics, Inc.*                         401        20,824
            Conmed Corp.*                                      653        12,505
            Datascope Corp.                                  5,925       234,393
            Edwards Lifesciences Corp.*                      1,000        43,500
            SurModics, Inc.*                                   382        13,508
            Techne Corp.*                                    1,730       104,042
                                                                     -----------
                                                                         476,272
                                                                     -----------
      RECREATIONAL VEHICLES -- 0.6%
            Arctic Cat, Inc.                                   445        10,707
            Coachmen Industries, Inc.                          406         4,620
            Fleetwood Enterprises, Inc.*                     1,460        16,308
            Monaco Coach Corp.                                 641         8,589
            Polaris Industries, Inc.                         4,265       232,698
            Thor Industries, Inc.                            1,660        88,578
                                                                     -----------
                                                                         361,500
                                                                     -----------
      SEMICONDUCTORS -- 2.3%
            Actel Corp.*                                       627         9,994
            Anadigics, Inc.*                                15,800       124,820
            ATMI, Inc.*                                        821        24,794
            Axcelis Technologies, Inc.*                      2,179        12,769
            Brooks Automation, Inc.*                         1,766        25,148
            Cabot Microelectronics Corp.*                    4,100       152,110
            Conexant Systems, Inc.*                         19,820        68,379
            Diodes, Inc.*                                      450        18,675
            ESS Technology, Inc.*                              631         2,095
            Exar Corp.*                                        911        13,009
            Intermagnetics General Corp.*                      837        20,967
            Kulicke & Soffa Industries, Inc.*                1,259        12,011
            Microsemi Corp.*                                 1,546        45,004
            Omnivision Technologies, Inc.*                   5,820       175,764
            ON Semiconductor Corp.                          15,520       112,675
            Pericom Semiconductor Corp.*                       690         6,803
            PortalPlayer, Inc.*                              5,930       131,824
            Power Integrations, Inc.*                          674        16,702
            Rudolph Technologies, Inc.*                        573         9,770
            Skyworks Solutions, Inc.*                        3,767        25,578
            Standard Microsystems Corp.*                     1,584        41,152

            Supertex, Inc.*                                    295        11,098
            Ultratech, Inc.*                                 6,919       169,377
            Varian Semiconductor Equipment Associates,
               Inc.*                                         1,309        36,757
                                                                     -----------
                                                                       1,267,275
                                                                     -----------
      TELECOMMUNICATIONS EQUIPMENT -- 1.7%
            ADTRAN, Inc.                                     8,470       221,745
            Andrew Corp.*                                    3,020        37,086
            Applied Innovation, Inc.*                       17,000        72,930
            Applied Signal Technology, Inc.                    185         3,669
            Audiovox Corp. - Class A*                          503         6,006
            C-COR.net Corp.*                                 1,184        10,348
            Captaris, Inc.*                                    879         4,070
            Commonwealth Telephone Enterprises, Inc.           459        15,813
            CommScope, Inc.*                                 3,390        96,785
            Comtech Telecommunications Corp.*                  444        12,951
            Ditech Communications Corp.*                       785         8,203
            Essex Corp.*                                     2,500        55,050
            Harmonic, Inc.*                                  1,572        10,014
            KVH Industries, Inc.*                           17,500       193,725
            Network Equipment Technologies, Inc.*              347         1,378
            Symmetricom, Inc.*                                 988         8,447
            Synaptics, Inc.*                                   607        13,348
            Tekelec*                                         9,500       131,385
            Tollgrade Communications, Inc.*                    401         5,967
            Viasat, Inc.*                                      585        16,760
                                                                     -----------
                                                                         925,680
                                                                     -----------
      TOBACCO -- 0.0%
            Alliance One International, Inc.                 1,979         9,618
                                                                     -----------
                                                                           9,618
                                                                     -----------
      TRANSPORTATION EQUIPMENT -- 0.1%
            Eci Telecom Ltd.*                                3,810        43,167
                                                                     -----------
                                                                          43,167
                                                                     -----------
      TOTAL MANUFACTURING                                             19,658,972
                                                                     -----------
   MINING -- 0.4%
            Century Aluminum Co.*                              698        29,630
            Cleveland-Cliffs, Inc.                           2,247       195,759
                                                                     -----------
      TOTAL MINING                                                       225,389
                                                                     -----------
   OIL & GAS -- 6.3%
      CRUDE PETROLEUM & NATURAL GAS -- 0.7%
            Cabot Oil & Gas Corp.                            2,082        99,790
            Frontier Oil Corp.                               5,279       313,309
                                                                     -----------
                                                                         413,099
                                                                     -----------
      DRILLING OIL & GAS WELLS -- 1.1%
            Atwood Oceanics, Inc.*                           2,129       215,050
            Grey Wolf, Inc.*                                10,370        77,153
            Helmerich & Payne, Inc.                          1,600       111,712
            Pioneer Drilling Co.*                              790        12,980

            Todco - Class A                                  5,120       201,779
                                                                     -----------
                                                                         618,674
                                                                     -----------
      OIL & GAS EXPLORATION -- 3.3%
            Alon USA Energy, Inc.*                           5,000       123,100
            Berry Petroleum Co. - Class A                    1,830       125,264
            Bois d'Arc Energy, Inc.*                         2,600        43,290
            Cimarex Energy Co.*                              5,939       256,921
            Energen Corp.                                    1,662        58,170
            Houston Exploration Co.*                         2,600       137,020
            NS Group, Inc.*                                    510        23,475
            Penn Virginia Corp.                                442        31,382
            Petroleum Development Corp.*                       365        16,556
            Remington Oil & Gas Corp.*                         605        26,148
            St. Mary Land & Exploration Co.                  4,140       169,036
            Stone Energy Corp.*                                638        28,155
            Swift Energy Co.*                                  671        25,136
            Unit Corp.*                                      8,568       477,666
            W&T Offshore, Inc.*                              7,360       296,682
                                                                     -----------
                                                                       1,838,001
                                                                     -----------
      OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
            CARBO Ceramics, Inc.                               526        29,935
            Dresser-Rand Group, Inc.*                        6,000       149,100
            Dril-Quip, Inc*                                    288        20,405
            Hydril Co.*                                        507        39,521
            Lone Star Technologies, Inc.*                    3,206       177,644
            Lufkin Industries, Inc.                            317        17,574
            Maverick Tube Corp.*                               996        52,778
            Oil States International, Inc.*                  4,340       159,929
                                                                     -----------
                                                                         646,886
                                                                     -----------
      TOTAL OIL & GAS                                                  3,516,660
                                                                     -----------
   PHARMACEUTICALS -- 0.0%
            First Horizon Pharmaceutical*                      668        16,840
                                                                     -----------
      TOTAL PHARMACEUTICALS                                               16,840
                                                                     -----------
   REAL ESTATE -- 0.8%
            Jones Lang LaSalle, Inc.*                        3,800       290,852
            Trammell Crow Co.*                               5,000       178,300
                                                                     -----------
      TOTAL REAL ESTATE                                                  469,152
                                                                     -----------
   REAL ESTATE INVESTMENT TRUSTS -- 3.1%
            Acadia Realty Trust                                700        16,485
            Brandywine Realty Trust                          6,500       206,440
            CBL &  Associates, Inc.                          4,000       169,800
            Colonial Properties Trust                        1,060        53,138
            Commercial Net Lease Realty                      1,249        29,102
            Eastgroup Properties, Inc.                         500        23,720
            Entertainment Properties Trust                     627        26,321
            Equity One, Inc.                                 3,400        83,504
            Essex Property Trust, Inc.                         535        58,171
            Glenborough Realty Trust, Inc.                     831        18,074
            Kilroy Realty Corp.*                               708        54,700
            KKR Financial Corp.                             10,500       235,516

            Lexington Corporate Properties Trust             1,198        24,978
            Ltc Properties, Inc.                               500        11,630
            New Century Financial Corp.                      1,333        61,345
            Parkway Properties, Inc.                           285        12,449
            Reckson Associates Realty Corp.                  3,400       155,788
            Shurgard Storage Centers, Inc. - Class A         1,083        72,160
            Sovran Self Storage, Inc.                          407        22,466
            Town & Country Trust*                              399        16,195
            Washington Real Estate Investment Trust          6,000       217,920
            Weingarten Realty, Inc.                          4,600       187,450
                                                                     -----------
      TOTAL REAL ESTATE INVESTMENT TRUSTS                              1,757,352
                                                                     -----------
   SERVICES -- 10.2%
      ADVERTISING -- 0.4%
            ADVO, Inc.                                         747        23,904
            Ventiv Health, Inc.*                             5,808       192,942
                                                                     -----------
                                                                         216,846
                                                                     -----------
      BUSINESS SERVICES -- 2.0%
            Administaff, Inc.                                3,426       186,237
            Bell Microproducts, Inc.*                          464         2,858
            CDI Corp.                                          367        10,559
            EMCOR Group, Inc.*                                 736        36,550
            FileNet Corp.*                                   3,061        82,708
            G & K Services, Inc. - Class A                     461        19,611
            Gevity HR, Inc.                                    594        14,529
            Harland (John H.) Co.                              610        23,973
            Heidrick & Struggles International, Inc.*          417        15,129
            Informatica Corp.*                               2,790        43,385
            Input/Output, Inc.*                              1,678        16,293
            Inter-Tel, Inc.                                    566        12,135
            Keane, Inc.*                                     1,100        17,325
            Kenexa Corp.*                                    3,400       104,550
            Labor Ready, Inc.*                              10,679       255,762
            MAXIMUS, Inc.                                      474        17,055
            NCO Group, Inc.*                                   701        16,649
            Neoware, Inc.*                                     461        13,655
            On Assignment, Inc.*                               622         6,830
            Pegasus Solutions, Inc.*                           472         4,442
            Rewards Network, Inc.*                             288         2,292
            Spherion Corp.*                                  1,319        13,718
            Tetra Tech, Inc.*                                1,383        26,401
            United Stationers, Inc.*                           721        38,285
            URS Corp.*                                       1,006        40,492
            Vertrue, Inc.*                                     235         9,823
            Vignette Corp.*                                    900        13,275
            Watson Wyatt & Company Holdings                    956        31,146
                                                                     -----------
                                                                       1,075,667
                                                                     -----------
      CASINO SERVICES -- 0.0%
            Shuffle Master, Inc.*                              760        27,162
                                                                     -----------
                                                                          27,162
                                                                     -----------
      COMMERCIAL SERVICES -- 0.9%
            ABM Industries, Inc.                             1,061        20,339
            Arbitron, Inc.                                     675        22,829
            Bristow Group, Inc.*                               507        15,666
            Central Parking Corp.                              654        10,464
            Chemed Corp.                                       594        35,248

            Consolidated Graphics, Inc.*                       301        15,688
            eFUNDS Corp.*                                    1,065        27,520
            Global Payments, Inc.                            1,583        83,915
            Healthcare Services Group, Inc.                    590        12,602
            Insituform Technologies, Inc.*                     579        15,401
            Interface, Inc. - Class A*                       1,129        15,591
            Mobile Mini, Inc.*                                 819        25,323
            PARAXEL International Corp.*                       567        14,991
            Pre-Paid Legal Services, Inc.                      340        12,063
            Scopus Video Networks, Ltd.*                       860         4,360
            SOURCECORP, Inc.*                                  380         9,162
            StarTek, Inc.                                      245         5,772
            Steiner Leisure Ltd.*                            2,090        84,645
            The Shaw Group, Inc.*                            1,811        55,054
            Viad Corp.                                         520        17,826
            Volt Information Sciences, Inc.*                   332        10,146
                                                                     -----------
                                                                         514,605
                                                                     -----------
      EDUCATIONAL SERVICES -- 0.2%
            ITT Educational Services, Inc.*                  1,560        99,918
            Universal Technical Institute, Inc.*               535        16,104
                                                                     -----------
                                                                         116,022
                                                                     -----------
      INTERNET SERVICES -- 1.3%
            Blue Coat Systems Inc*                             269         5,848
            Coinstar, Inc.*                                    578        14,976
            CPI Corp.                                           76         1,550
            Digital Insight Corp.*                             775        28,210
            Digitas, Inc.*                                   7,970       114,768
            Entrust Technologies, Inc.*                     17,100        76,950
            Internet Security Systems, Inc.*                 5,951       142,705
            Mantech International Corp. - Class A*             578        19,201
            Miva, Inc.*                                        655         2,672
            PC-Tel, Inc.*                                      573         5,455
            Secure Computing Corp.*                         14,214       164,030
            WebEx Communications, Inc.*                        972        32,727
            Websense, Inc.*                                  3,900       107,562
                                                                     -----------
                                                                         716,654
                                                                     -----------
      MEDICAL & HEALTH SERVICES -- 1.6%
            AMERIGROUP Corp.*                                1,177        24,764
            AmSurg Corp.*                                      636        14,431
            Angelica Corp.                                     236         4,843
            Centene Corp.*                                   1,012        29,520
            Cerner Corp.*                                    1,488        70,606
            Cross Country Healthcare, Inc.*                    695        13,455
            Dendrite International, Inc.*                      908        12,394
            Hooper Holmes, Inc.                              1,644         4,751
            IDEXX Laboratories, Inc.                           731        63,129
            Odyssey Healthcare, Inc.                           797        13,716
            Pediatrix Medical Group, Inc.*                   1,951       200,251
            Radiation Therapy Services, Inc.*                1,730        44,132
            RehabCare Group, Inc.*                             312         5,881
            SFBC International, Inc.*                          350         8,533
            Sunrise Senior Living, Inc.*                       985        38,385
            United Surgical Partners International,
               Inc.*                                         1,021        36,154
            Wellcare Group, Inc.*                            6,060       275,367
                                                                     -----------
                                                                         860,312
                                                                     -----------
      OIL & GAS FIELD SERVICES -- 1.3%

            Foundation Coal Holdings, Inc.                   1,980        81,457
            Helix Energy Solutions Group, Inc.*              6,540       247,866
            Oceaneering International, Inc.*                   617        35,354
            SEACOR Holdings, Inc.*                             474        37,541
            TETRA Technologies, Inc.*                          811        38,149
            Tidewater, Inc.                                  4,000       220,920
            Veritas DGC, Inc.*                                 806        36,584
            W-H Energy Services, Inc.*                         676        30,075
            World Fuel Services Corp.                          593        23,981
                                                                     -----------
                                                                         751,927
                                                                     -----------
      PRINTING & PUBLISHING -- 0.0%
            Bowne & Co., Inc.                                  783        13,053
            Thomas Nelson, Inc.                                368        10,764
                                                                     -----------
                                                                          23,817
                                                                     -----------
      SANITARY SERVICES -- 0.3%
            Clean Harbors, Inc.*                             1,780        52,813
            Rollins, Inc.                                    3,285        66,488
            Waste Connections, Inc.                          1,111        44,229
                                                                     -----------
                                                                         163,530
                                                                     -----------
      TELECOMMUNICATIONS SERVICES -- 0.8%
            Brightpoint, Inc.*                               9,405       292,120
            Carrier Access Corp.*                            5,000        30,100
            Intrado, Inc.*                                     459        11,925
            Novatel Wireless, Inc.*                            675         6,041
            SBA Communications Corp. - Class A*              2,170        50,800
            UbiquiTel, Inc.*                                 5,690        57,469
                                                                     -----------
                                                                         448,455
                                                                     -----------
      TRANSPORTATION -- 1.4%
            Arkansas Best Corp.                                550        21,516
            EGL, Inc.*                                       4,030       181,350
            Hub Group, Inc. - Class A*                       4,462       203,378
            Old Dominion Freight Line, Inc.*                 2,580        69,531
            Pacer International, Inc.*                       9,080       296,735
                                                                     -----------
                                                                         772,510
                                                                     -----------
      TOTAL SERVICES                                                   5,687,507
                                                                     -----------
   TELECOMMUNICATIONS -- 0.5%
            Arris Group, Inc.*                              13,120       180,532
            Dobson Communications Corp.*                    15,670       125,673
                                                                     -----------
      TOTAL TELECOMMUNICATIONS                                           306,205
                                                                     -----------
   TRANSPORTATION -- 1.0%
      AIR TRANSPORTATION -- 0.5%
            AirTran Holdings, Inc.*                          5,700       103,227
            Continental Airlines, Inc. - Class B*            3,300        88,770
            Frontier Airlines, Inc.*                           886         6,822
            Mesa Air Group, Inc.*                              820         9,381
            SkyWest, Inc.                                    3,951       115,645
                                                                     -----------

                                                                         323,845
                                                                     -----------
      MARINE -- 0.1%
            Kirby Corp.*                                       592        40,321
                                                                     -----------
                                                                          40,321
                                                                     -----------
      RAILROADS -- 0.1%
            Kansas City Southern Industries, Inc.*           1,823        45,028
                                                                     -----------
                                                                          45,028
                                                                     -----------
      TRUCKING -- 0.3%
            A.S.V., Inc.*                                      589        18,978
            Forward Air Corp.                                  702        26,178
            Heartland Express, Inc.                          1,034        22,531
            Knight Transportation, Inc.                      1,279        25,260
            Landstar System, Inc.*                           1,407        62,077
                                                                     -----------
                                                                         155,024
                                                                     -----------
      TOTAL TRANSPORTATION                                               564,218
                                                                     -----------
   UTILITIES -- 0.1%
      GAS UTILITIES -- 0.1%
            Southern Union Co.*                              2,309        57,331
                                                                     -----------
                                                                          57,331
                                                                     -----------
      UTILITIES -- 0.0%
            South Jersey Industries, Inc.                      611        16,662
                                                                     -----------
                                                                          16,662
                                                                     -----------
      TOTAL UTILITIES                                                     73,993
                                                                     -----------
   WHOLESALE & RETAIL TRADE -- 9.7%
      MISCELLANEOUS RETAIL STORES -- 0.5%
            Cost Plus, Inc.*                                   475         8,123
            First Cash Financial Services, Inc.*             3,360        67,166
            MSC Industrial Direct Co., Inc. - Class A        3,090       166,922
            Tractor Supply Co.*                                832        55,195
                                                                     -----------
                                                                         297,406
                                                                     -----------
      RETAIL - MAIL ORDER -- 0.3%
            J. Jill Group, Inc.*                               492        11,764
            Select Comfort Corp.*                            4,463       176,512
                                                                     -----------
                                                                         188,276
                                                                     -----------
      RETAIL APPAREL & ACCESSORY STORES -- 3.6%
            Abercrombie & Fitch Co. - Class A                6,400       373,119
            AnnTaylor Stores Corp.*                          3,000       110,370
            Brown Shoe Co., Inc.                               401        21,044
            Burlington Coat Factory Warehouse Corp.            381        17,316
            Cache, Inc.*                                     1,980        36,313

            Charming Shoppes, Inc.*                         10,160       151,079
            Christopher & Banks Corp.                          775        17,988
            Dress Barn, Inc.*                                4,905       235,194
            Foot Locker, Inc.                                6,000       143,280
            Genesco, Inc.*                                     481        18,706
            Hot Topic, Inc.*                                 1,016        14,732
            Payless ShoeSource, Inc.*                        5,230       119,715
            Regis Corp.                                      3,400       117,232
            Stage Stores, Inc.*                                585        17,404
            Stein Mart, Inc.                                   786        13,692
            The Cato Corp. - Class A                           678        16,177
            The Children's Place Retail Stores, Inc.*        2,787       161,367
            The Finish Line, Inc. - Class A                  1,000        16,450
            The Men's Wearhouse, Inc.*                       6,081       218,550
            The Stride Rite Corp.                            7,799       112,930
            Too, Inc.*                                         751        25,797
                                                                     -----------
                                                                       1,958,455
                                                                     -----------
      RETAIL EATING & DRINKING PLACES -- 1.7%
            CEC Entertainment, Inc.*                           791        26,593
            IHOP Corp.                                         436        20,902
            Jack in the Box, Inc.*                           2,701       117,494
            Landry's Restaurants, Inc.                         465        16,428
            Lone Star Steakhouse & Saloon, Inc.                443        12,590
            Morton's Restaurant Group, Inc.*                 6,700       116,446
            O' Charleys, Inc.*                                 463         8,547
            P.F. Chang's China Bistro, Inc.*                   616        30,363
            Panera Bread Co. - Class A*                        720        54,130
            Papa John's International, Inc.*                 2,884        94,624
            RARE Hospitality International, Inc.*            5,112       178,051
            Red Robin Gourmet Burgers, Inc.*                   300        14,160
            Ruby Tuesday, Inc.                               4,000       128,320
            Ryan's Restaurant Group, Inc.*                     906        13,137
            Sonic Corp.*                                     1,390        48,831
            The Steak 'n Shake Co.*                            599        12,639
            Triarc Cos., Inc. - Class B                      2,345        40,991
                                                                     -----------
                                                                         934,246
                                                                     -----------
      RETAIL FURNITURE STORES -- 0.0%
            Haverty Furniture Cos., Inc.                       490         7,032
                                                                     -----------
                                                                           7,032
                                                                     -----------
      RETAIL GROCERY STORES -- 0.0%
            Great Atlantic & Pacific Tea Co., Inc.*            390        13,623
                                                                     -----------
                                                                          13,623
                                                                     -----------
      RETAIL MERCHANDISING -- 0.4%
            Fred's, Inc.                                       859        11,390
            Group 1 Automotive, Inc.*                          506        24,055
            Hibbett Sporting Goods, Inc.*                    1,978        65,254
            JAKKS Pacific, Inc.*                               574        15,349
            Lenox Group, Inc.*                                 216         2,830
            The Pantry, Inc.*                                1,410        87,970
            The Pep Boys - Manny, Moe & Jack                 1,244        18,797
            Tuesday Morning Corp.*                             600        13,854
                                                                     -----------
                                                                         239,499
                                                                     -----------

      SPECIALTY RETAIL STORES -- 1.2%
            Aaron Rents, Inc.                                4,084       110,962
            Barnes & Noble, Inc.                             5,000       231,249
            Casey's General Stores, Inc.                     1,091        24,951
            Cash America International, Inc.                 1,362        40,887
            Conn's, Inc.*                                    1,560        53,290
            Guitar Center, Inc.*                               608        29,002
            Hancock Fabrics, Inc.                              268           976
            Jo-Ann Stores, Inc.*                               495         6,663
            McGrath RentCorp                                 1,660        49,900
            School Specialty, Inc.*                            496        17,112
            Sonic Automotive, Inc.                             905        25,123
            Standard Register Co.                              625         9,688
            The Nautilus Group, Inc.                           716        10,704
            Zale Corp.*                                      1,212        33,972
                                                                     -----------
                                                                         644,479
                                                                     -----------
      WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.3%
            Ruddick Corp.                                    6,000       145,860
            United Natural Foods, Inc.*                        968        33,851
                                                                     -----------
                                                                         179,711
                                                                     -----------
      WHOLESALE - INDUSTRIAL SUPPLIES -- 0.6%
            Lawson Products, Inc.                              203         8,311
            Wesco International, Inc.*                       4,580       311,485
                                                                     -----------
                                                                         319,796
                                                                     -----------
      WHOLESALE - LUMBER & CONSTRUCTION MATERIAL -- 0.1%
            Building Materials Holding Corp.                 1,802        64,223
                                                                     -----------
                                                                          64,223
                                                                     -----------
      WHOLESALE MISCELLANEOUS -- 0.9%
            BJ's Wholesale Club, Inc.*                       3,210       101,147
            Nash Finch Co.                                     295         8,821
            Owens & Minor, Inc.                              4,257       139,502
            Performance Food Group Co.*                        903        28,165
            ScanSource, Inc.*                                  275        16,613
            Watsco, Inc.                                     2,882       204,765
                                                                     -----------
                                                                         499,013
                                                                     -----------
      WHOLESALE-SPORTING & RECREATION GOODS -- 0.1%
            SCP Pool Corp.                                   1,205        56,527
                                                                     -----------
                                                                          56,527
                                                                     -----------
      TOTAL WHOLESALE & RETAIL TRADE                                   5,402,286
                                                                     -----------
      TOTAL COMMON STOCK
         (Cost $38,128,352)                                           51,915,282
                                                                     -----------
EXCHANGE TRADED FUNDS -- 6.3%
            iShares S&P SmallCap 600/Barra Growth Index
               Fund (Cost $3,018,411)                       27,032     3,501,725
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.0%
            BlackRock Liquidity Funds TempCash Portfolio
               - Institutional Series                      268,498       268,498

            BlackRock Liquidity Funds TempFund Portfolio
               - Institutional Series                      268,496       268,496
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $536,994)                                                 536,994
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $41,683,757)+                                             $55,954,001
                                                                     ===========

----------
*    Non-income producing security.

+ The cost for federal income tax purposes was $41,789,968. At March 31, 2006, net unrealized appreciation was $14,164,033. This consisted of aggregate gross unrealized appreciation for all securities, in which there was a excess of market value over tax cost, of $15,008,062 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $844,029.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Neil Wolfson
                         -------------------------------------------------------
                               Neil Wolfson, President & Chief Executive Officer
                               (principal executive officer)

Date     May 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Neil Wolfson
                         -------------------------------------------------------
                               Neil Wolfson, President & Chief Executive Officer
                               (principal executive officer)

Date     May 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ John J. Kelley
                         -------------------------------------------------------
                               John J. Kelley, Vice President, Chief Financial
                               Officer, Treasurer & Secretary
                               (principal financial officer)

Date     May 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.